American Funds Insurance Series®
Global Growth Fund
Investment portfolio
March 31, 2023
unaudited
Common stocks 95.30% Information technology 23.63%	Shares	Value (000)
Microsoft Corp.	1,678,650	$483,955
ASML Holding NV	440,318	300,867
ASML Holding NV (New York registered) (ADR)	212,688	144,779
Taiwan Semiconductor Manufacturing Company, Ltd.	15,615,000	276,633
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	13,023
Applied Materials, Inc.	875,000	107,476
TE Connectivity, Ltd.	512,664	67,236
Broadcom, Inc.	73,600	47,217
NVIDIA Corp.	167,500	46,526
Apple, Inc.	255,400	42,115
Samsung Electronics Co., Ltd.	785,100	38,932
Keyence Corp.	69,400	34,025
Hexagon AB, Class B	2,733,712	31,458
EPAM Systems, Inc.[1]	82,060	24,536
Capgemini SE	125,727	23,386
DocuSign, Inc.[1]	180,000	10,494
Shopify, Inc., Class A, subordinate voting shares[1]	178,500	8,557
		1,701,215
Health care 20.26%
Novo Nordisk A/S, Class B	1,758,912	279,126
UnitedHealth Group, Inc.	328,100	155,057
DexCom, Inc.[1]	969,700	112,660
ResMed, Inc.	509,000	111,466
AstraZeneca PLC	595,010	82,587
Regeneron Pharmaceuticals, Inc.[1]	95,036	78,088
Pfizer, Inc.	1,632,219	66,594
The Cigna Group	259,119	66,213
Merck & Co., Inc.	620,000	65,962
Eli Lilly and Company	155,740	53,484
Seagen, Inc.[1]	198,400	40,170
Mettler-Toledo International, Inc.[1]	25,400	38,867
Gilead Sciences, Inc.	457,317	37,944
Centene Corp.[1]	582,500	36,820
Bayer AG	363,860	23,176
Alnylam Pharmaceuticals, Inc.[1]	104,200	20,873
Revance Therapeutics, Inc.[1]	597,000	19,229
Danaher Corp.	75,500	19,029
EssilorLuxottica	88,074	15,900
Zoetis, Inc., Class A	90,200	15,013
Sanofi	135,000	14,702
Vertex Pharmaceuticals, Inc.[1]	43,700	13,769
Virbac SA	33,154	10,669
Catalent, Inc.[1]	153,700	10,100
Thermo Fisher Scientific, Inc.	17,472	10,070
Olympus Corp.	567,000	9,958
Siemens Healthineers AG	163,670	9,413
American Funds Insurance Series — Page 1 of 262

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Bachem Holding AG	93,403	$9,397
Eurofins Scientific SE, non-registered shares	135,985	9,124
Genus PLC	248,314	8,807
Argenx SE (ADR)[1]	18,783	6,998
Bio-Techne Corp.	85,500	6,343
Viatris, Inc.	110,678	1,065
EUROAPI[1]	5,869	67
		1,458,740
Consumer discretionary 15.15%
Chipotle Mexican Grill, Inc.[1]	136,100	232,498
LVMH Moët Hennessy-Louis Vuitton SE	225,418	206,586
Floor & Decor Holdings, Inc., Class A1	914,698	89,842
Renault SA	1,688,781	68,951
Cie. Financière Richemont SA, Class A	423,330	67,860
MGM China Holdings, Ltd.[1,2]	49,014,000	60,115
Prosus NV, Class N	664,993	52,004
Booking Holdings, Inc.[1]	16,000	42,438
Amazon.com, Inc.[1]	322,000	33,259
Evolution AB	244,623	32,823
NIKE, Inc., Class B	266,500	32,684
MercadoLibre, Inc.[1]	22,250	29,327
Coupang, Inc., Class A1	1,445,604	23,130
Wynn Macau, Ltd.[1,2]	21,430,000	20,961
Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,434,100	18,256
Home Depot, Inc.	59,500	17,560
YUM! Brands, Inc.	123,300	16,285
Moncler SpA	217,370	15,024
IDP Education, Ltd.	802,377	14,722
Tesla, Inc.[1]	60,000	12,448
Domino’s Pizza Enterprises, Ltd.	107,983	3,630
		1,090,403
Financials 9.42%
Tradeweb Markets, Inc., Class A	1,527,288	120,686
AIA Group, Ltd.	9,650,000	101,396
Fiserv, Inc.[1]	497,600	56,244
AXA SA	1,692,893	51,763
Aon PLC, Class A	96,600	30,457
Prudential PLC	2,203,282	30,133
Blackstone, Inc., nonvoting shares	312,000	27,406
Citigroup, Inc.	569,715	26,714
HDFC Bank, Ltd.	1,349,294	26,527
Ping An Insurance (Group) Company of China, Ltd., Class H	3,855,500	24,989
Société Générale	1,011,450	22,831
Banco Santander, SA	5,334,500	19,872
Mastercard, Inc., Class A	49,000	17,807
London Stock Exchange Group PLC	165,000	16,036
Adyen NV1	10,022	15,891
Visa, Inc., Class A	70,197	15,827
Zurich Insurance Group AG	32,005	15,314
Wells Fargo & Company	347,300	12,982
Network International Holdings PLC[1]	3,731,800	11,298
Tokio Marine Holdings, Inc.	553,300	10,668
AU Small Finance Bank, Ltd.	1,416,725	10,005
American Funds Insurance Series — Page 2 of 262

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank of America Corp.	294,300	$8,417
Carlyle Group, Inc.	95,600	2,969
Jackson Financial, Inc., Class A	44,327	1,658
Moscow Exchange MICEX-RTS PJSC[3]	12,640,000	— [4]
		677,890
Consumer staples 8.35%
Philip Morris International, Inc.	1,311,000	127,495
Keurig Dr Pepper, Inc.	2,125,530	74,989
Kweichow Moutai Co., Ltd., Class A	278,166	73,531
Altria Group, Inc.	1,248,500	55,708
Pernod Ricard SA	216,053	48,953
British American Tobacco PLC	1,383,000	48,467
Nestlé SA	383,953	46,872
Monster Beverage Corp.[1]	634,204	34,253
Carrefour SA, non-registered shares	1,055,594	21,340
Costco Wholesale Corp.	35,970	17,872
Dollar Tree Stores, Inc.[1]	95,000	13,637
Simply Good Foods Co.[1]	263,800	10,491
Target Corp.	60,500	10,021
Varun Beverages, Ltd.	550,227	9,294
Bunge, Ltd.	85,000	8,119
		601,042
Industrials 7.56%
Carrier Global Corp.	1,366,400	62,513
Boeing Company[1]	286,300	60,819
Caterpillar, Inc.	231,600	52,999
MTU Aero Engines AG	167,000	41,762
Alliance Global Group, Inc.	156,400,700	35,582
Airbus SE, non-registered shares	245,400	32,875
DSV A/S	157,870	30,471
NIBE Industrier AB, Class B	2,142,588	24,434
GT Capital Holdings, Inc.	2,454,611	23,357
Safran SA	156,300	23,211
Techtronic Industries Co., Ltd.	1,883,000	20,558
Rentokil Initial PLC	2,380,000	17,402
Rheinmetall AG	52,200	15,507
ASSA ABLOY AB, Class B	611,000	14,670
Canadian Pacific Railway, Ltd. (CAD denominated)	183,000	14,092
Daikin Industries, Ltd.	74,600	13,375
BayCurrent Consulting, Inc.	321,000	13,319
L3Harris Technologies, Inc.	62,600	12,285
SMC Corp.	22,500	11,929
Recruit Holdings Co., Ltd.	382,400	10,599
Suzhou Maxwell Technologies Co., Ltd., Class A	156,970	6,981
Schneider Electric SE	33,509	5,602
		544,342
Energy 4.09%
Canadian Natural Resources, Ltd. (CAD denominated)	1,365,615	75,571
TotalEnergies SE	1,210,900	71,446
Cenovus Energy, Inc. (CAD denominated)	3,151,200	54,980
Reliance Industries, Ltd.	1,705,068	48,469
Equinor ASA	551,021	15,671
American Funds Insurance Series — Page 3 of 262

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Aker BP ASA	554,868	$13,615
Gaztransport & Technigaz SA	75,000	7,684
Halliburton Company	235,128	7,440
Gazprom PJSC[3]	8,346,000	— [4]
LUKOIL Oil Co. PJSC[3]	246,300	— [4]
		294,876
Communication services 3.37%
Alphabet, Inc., Class A1	1,180,100	122,412
Meta Platforms, Inc., Class A1	247,923	52,545
Sea, Ltd., Class A (ADR)[1]	273,336	23,657
Publicis Groupe SA	273,000	21,329
Tencent Holdings, Ltd.	297,100	14,517
Bharti Airtel, Ltd.	868,779	7,928
		242,388
Materials 3.18%
Sherwin-Williams Company	385,500	86,649
Linde PLC	169,940	60,403
Vale SA, ordinary nominative shares	1,577,389	24,988
Shin-Etsu Chemical Co., Ltd.	552,500	17,920
First Quantum Minerals, Ltd.	706,200	16,235
Corteva, Inc.	201,300	12,140
Koninklijke DSM NV	93,100	11,004
		229,339
Real estate 0.17%
Goodman Logistics (HK), Ltd. REIT	944,137	12,008
Utilities 0.12%
Brookfield Infrastructure Partners, LP	247,500	8,364
Total common stocks (cost: $4,512,775,000)		6,860,607
Preferred securities 1.57% Health care 1.33%
Sartorius AG, nonvoting non-registered preferred shares	228,400	95,865
Information technology 0.24%
Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	16,966
Total preferred securities (cost: $24,068,000)		112,831
Short-term securities 3.41% Money market investments 3.38%
Capital Group Central Cash Fund 4.86%[5,6]	2,435,644	243,564
American Funds Insurance Series — Page 4 of 262

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.03%	Shares	Value (000)
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[5,7]	1,536,536	$1,537
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[5,7]	484,990	485
		2,022
Total short-term securities (cost: $245,584,000)		245,586
Total investment securities 100.28% (cost: $4,782,427,000)		7,219,024
Other assets less liabilities (0.28)%		(20,037)
Net assets 100.00%		$7,198,987
Investments in affiliates6

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2023 (000)	Dividend income (000)
Short-term securities 3.38%
Money market investments 3.38%
Capital Group Central Cash Fund 4.86%[5]	$164,535	$508,126	$429,113	$40	$(24)	$243,564	$2,497

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $2,180,000, which represented .03% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 3/31/2023.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 5 of 262

Global Small Capitalization Fund
Investment portfolio
March 31, 2023
unaudited

Common stocks 95.15% Industrials 20.59%	Shares	Value (000)
International Container Terminal Services, Inc.	11,690,490	$45,928
IMCD NV	177,337	29,024
Visional, Inc.[1]	504,850	28,252
Trelleborg AB, Class B	982,292	27,945
Interpump Group SpA	454,700	25,577
Fasadgruppen Group AB	2,370,503	23,665
Saia, Inc.[1]	80,994	22,037
Cleanaway Waste Management, Ltd.	12,501,414	19,956
Instalco AB	4,098,065	19,768
Wizz Air Holdings PLC[1]	522,941	19,262
Stericycle, Inc.[1]	438,538	19,125
CG Power and Industrial Solutions, Ltd.	4,880,108	17,843
Japan Airport Terminal Co., Ltd.[1]	352,000	17,561
Dürr AG	426,625	15,287
Boyd Group Services, Inc.	92,605	14,803
Cargotec OYJ, Class B, non-registered shares	300,450	14,639
Diploma PLC	413,200	14,360
ALS, Ltd.	1,639,100	13,590
Alfen NV1,2	162,431	12,936
Japan Elevator Service Holdings Co., Ltd.	787,656	12,831
The AZEK Co., Inc., Class A1	526,835	12,402
Melrose Industries PLC	5,266,169	10,854
Rumo SA	2,802,100	10,421
Hensoldt AG	284,217	10,237
Woodward, Inc.	105,000	10,224
Daiseki Co., Ltd.	313,600	9,944
Reliance Worldwide Corp., Ltd.	3,605,923	8,936
Montrose Environmental Group, Inc.[1]	228,734	8,159
Engcon AB, Class B	1,070,647	8,124
Comfort Systems USA, Inc.	55,327	8,076
Guangzhou Baiyun International Airport Co., Ltd., Class A1	3,524,879	8,048
Centre Testing International Group Co., Ltd.	2,684,839	8,020
GVS SpA[1,2]	1,192,262	7,961
AirTAC International Group	190,062	7,460
DL E&C Co., Ltd.	287,442	7,190
Carel Industries SpA	252,900	6,923
Addtech AB, Class B	353,050	6,556
Burckhardt Compression Holding AG	9,963	6,189
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	460,200	5,725
KEI Industries, Ltd.	264,077	5,469
First Advantage Corp.[1]	361,017	5,040
ICF International, Inc.	43,592	4,782
Sulzer AG	54,789	4,644
TELUS International (Cda), Inc., subordinate voting shares[1]	228,852	4,630
SIS, Ltd.[1]	1,128,949	4,412
American Funds Insurance Series — Page 6 of 262

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Trex Co., Inc.[1]	86,884	$4,229
Harsha Engineers International, Ltd.[1]	970,777	3,961
NORMA Group SE, non-registered shares	153,947	3,633
Dätwyler Holding, Inc., non-registered shares	17,468	3,603
LIXIL Corp.	196,500	3,241
Aalberts NV, non-registered shares	64,502	3,043
TaskUs, Inc., Class A1	155,779	2,249
Antares Vision SpA[1]	281,100	1,919
Matson, Inc.	8,674	518
		631,211
Information technology 19.19%
Wolfspeed, Inc.[1]	705,981	45,853
eMemory Technology, Inc.	735,430	45,494
Nordic Semiconductor ASA[1]	1,944,285	29,864
Net One Systems Co., Ltd.	1,201,156	28,827
PAR Technology Corp.[1,2]	837,615	28,445
Confluent, Inc., Class A1	1,096,085	26,383
ALTEN SA, non-registered shares	142,299	22,750
SUMCO Corp.	1,466,300	22,056
BE Semiconductor Industries NV	235,536	20,599
GitLab, Inc., Class A1	512,260	17,565
Silicon Laboratories, Inc.[1]	95,000	16,634
Smartsheet, Inc., Class A1	346,627	16,569
Ceridian HCM Holding, Inc.[1]	211,500	15,486
Rogers Corp.[1]	93,400	15,264
Pegasystems, Inc.	309,854	15,022
MACOM Technology Solutions Holdings, Inc.[1]	190,000	13,460
Kingdee International Software Group Co., Ltd.[1]	8,134,224	13,065
SINBON Electronics Co., Ltd.	1,142,550	12,874
Alphawave IP Group PLC[1]	8,897,291	12,870
Keywords Studios PLC	344,606	11,725
Credo Technology Group Holding, Ltd.[1]	1,159,609	10,923
Qorvo, Inc.[1]	104,345	10,598
SHIFT, Inc.[1]	59,200	10,597
SimCorp AS	139,192	10,543
Extreme Networks, Inc.[1]	525,378	10,045
CCC Intelligent Solutions Holdings, Inc.[1]	1,033,074	9,267
Tanla Platforms, Ltd.	1,327,291	8,460
Aspen Technology, Inc.[1]	36,561	8,368
Xiamen Faratronic Co., Ltd., Class A1	384,267	8,183
INFICON Holding AG	7,397	8,013
OVH Groupe SAS[1,2]	591,394	7,414
SentinelOne, Inc., Class A1	422,838	6,918
Topicus.com, Inc., subordinate voting shares[1]	87,540	6,256
Bentley Systems, Inc., Class B	142,373	6,121
Cognex Corp.	116,600	5,778
Unity Software, Inc.[1,2]	171,112	5,551
MongoDB, Inc., Class A1	23,300	5,432
Kingboard Laminates Holdings, Ltd.	4,498,000	4,707
Softcat PLC	222,430	3,573
Globant SA1	17,730	2,908
GlobalWafers Co., Ltd.	145,000	2,491
Kingboard Holdings, Ltd.	710,000	2,186
American Funds Insurance Series — Page 7 of 262

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
LEM Holding SA	990	$2,127
Yotpo, Ltd.[1,3,4]	678,736	977
		588,241
Consumer discretionary 19.15%
Melco Resorts & Entertainment, Ltd. (ADR)[1]	3,600,384	45,833
Five Below, Inc.[1]	165,181	34,022
Skechers USA, Inc., Class A1	700,000	33,264
Thor Industries, Inc.	340,472	27,115
DraftKings, Inc., Class A1	1,400,364	27,111
Mattel, Inc.[1]	1,400,000	25,774
YETI Holdings, Inc.[1]	613,869	24,555
Evolution AB	172,264	23,114
Entain PLC	1,424,930	22,176
NEXTAGE Co., Ltd.	1,036,500	21,652
Asbury Automotive Group, Inc.[1]	97,426	20,459
Lands’ End, Inc.[1,5]	2,100,000	20,412
Wyndham Hotels & Resorts, Inc.	299,191	20,300
Light & Wonder, Inc.[1]	299,658	17,995
TopBuild Corp.[1]	82,261	17,122
Inchcape PLC	1,740,829	16,691
Domino’s Pizza Enterprises, Ltd.	471,514	15,849
WH Smith PLC	828,756	15,319
Helen of Troy, Ltd.[1]	141,542	13,471
HUGO BOSS AG	182,572	13,092
Kindred Group PLC (SDR)	1,164,011	13,014
Shoei Co., Ltd.	563,400	11,823
Golden Entertainment, Inc.[1]	256,800	11,173
Chervon Holdings, Ltd.	1,992,700	10,370
Tongcheng Travel Holdings, Ltd.[1]	4,538,400	9,922
Musti Group OYJ	495,800	8,669
MRF, Ltd.	7,660	7,832
IDP Education, Ltd.[2]	422,356	7,750
On Holding AG, Class A1	238,410	7,398
Melco International Development, Ltd.[1]	6,130,000	7,075
Tube Investments of India, Ltd.	204,200	6,333
Compagnie Plastic Omnium SA	337,633	6,148
Everi Holdings, Inc.[1]	282,400	4,843
Haichang Ocean Park Holdings, Ltd.[1,2]	21,753,000	4,760
Zhongsheng Group Holdings, Ltd.	938,500	4,655
Elior Group SA1	1,153,174	4,060
Persimmon PLC	255,136	3,968
Arco Platform, Ltd., Class A1,2	158,600	1,738
Ariston Holding NV	40,147	442
		587,299
Health care 14.81%
Insulet Corp.[1]	263,029	83,896
Haemonetics Corp.[1]	994,621	82,305
Integra LifeSciences Holdings Corp.[1]	527,958	30,310
Max Healthcare Institute, Ltd.[1]	4,669,887	25,118
CONMED Corp.	214,975	22,327
iRhythm Technologies, Inc.[1]	117,860	14,618
Bachem Holding AG	135,555	13,637
Ocumension Therapeutics[1]	9,650,966	12,405
American Funds Insurance Series — Page 8 of 262

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
CompuGroup Medical SE & Co. KGaA	228,815	$11,767
Ambu AS, Class B, non-registered shares[1]	752,899	11,306
The Ensign Group, Inc.	114,846	10,972
New Horizon Health, Ltd.[1,2]	3,007,844	10,481
Vaxcyte, Inc.[1]	274,959	10,306
Penumbra, Inc.[1]	36,200	10,089
CanSino Biologics, Inc., Class H2	1,864,200	10,016
ICON PLC[1]	46,061	9,838
Angelalign Technology, Inc.[2]	640,800	9,619
Netcare, Ltd.	8,818,088	7,334
Denali Therapeutics, Inc.[1]	292,537	6,740
Health Catalyst, Inc.[1]	568,785	6,638
Hapvida Participações e Investimentos SA1	12,352,106	6,385
Encompass Health Corp.	117,866	6,377
Inhibrx, Inc.[1]	263,236	4,967
Amplifon SpA[2]	141,536	4,920
Shandong Pharmaceutical Glass Co., Ltd., Class A	1,250,600	4,784
Masimo Corp.[1]	23,687	4,371
Hypera SA, ordinary nominative shares	582,885	4,336
Oak Street Health, Inc.[1]	102,200	3,953
Medmix AG	171,454	3,580
Amvis Holdings, Inc.[2]	122,400	2,843
Nordhealth AS, Class A1,2	1,279,999	2,640
DiaSorin Italia SpA	21,299	2,247
Beam Therapeutics, Inc.[1]	49,157	1,505
Gland Pharma, Ltd.[1]	90,000	1,393
		454,023
Financials 7.74%
Cholamandalam Investment and Finance Co., Ltd.	2,859,647	26,543
Eurobank Ergasias Services and Holdings SA1	17,966,239	23,798
Star Health & Allied Insurance Co., Ltd.[1]	3,381,169	21,347
Euronet Worldwide, Inc.[1]	144,187	16,135
Stifel Financial Corp.	271,050	16,016
IIFL Finance, Ltd.	2,116,842	12,616
Janus Henderson Group PLC	440,000	11,722
Fukuoka Financial Group, Inc.	572,200	11,011
360 ONE WAM, Ltd.	2,054,000	10,762
Bridgepoint Group PLC	3,459,845	9,426
SiriusPoint, Ltd.[1]	1,100,000	8,943
Remgro, Ltd.	1,137,720	8,588
Essent Group, Ltd.	200,000	8,010
Patria Investments, Ltd., Class A	508,200	7,521
Independent Bank Group, Inc.	158,949	7,367
Five-Star Business Finance, Ltd.[1]	993,023	6,531
Aptus Value Housing Finance India, Ltd.	1,816,424	5,376
Aavas Financiers, Ltd.[1]	272,734	5,363
Glacier Bancorp, Inc.	123,330	5,181
Bolsa Mexicana de Valores, SAB de CV, Series A	2,000,000	4,285
AvidXchange Holdings, Inc.[1]	489,768	3,820
AU Small Finance Bank, Ltd.	483,716	3,416
Allfunds Group PLC[2]	275,099	1,825
American Funds Insurance Series — Page 9 of 262

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Capitec Bank Holdings, Ltd.	15,161	$1,439
PT Bank Raya Indonesia Tbk[1]	16,405,296	423
		237,464
Materials 4.25%
JSR Corp.	1,433,588	33,886
LANXESS AG	534,455	21,928
Zeon Corp.	1,604,500	16,992
Navin Fluorine International, Ltd.	175,000	9,103
Huhtamäki OYJ	225,000	8,360
Vidrala, SA, non-registered shares	64,918	7,099
PI Industries, Ltd.	188,382	6,947
Materion Corp.	51,409	5,963
Toyo Gosei Co., Ltd.[2]	63,400	4,352
Lundin Mining Corp.	600,000	4,076
Recticel SA/NV	175,000	3,264
Mayr-Melnhof Karton AG, non-registered shares	17,479	2,907
Livent Corp.[1]	130,000	2,824
Perimeter Solutions SA1	221,167	1,787
Kaneka Corp.	26,700	697
		130,185
Real estate 2.65%
Altus Group, Ltd.	551,189	23,406
Embassy Office Parks REIT	4,939,400	18,769
ESR-Logos REIT	34,607,494	8,462
Macrotech Developers, Ltd.[1]	582,697	6,602
Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	5,971
Mindspace Business Parks REIT	1,250,000	4,977
Fibra Uno Administración REIT, SA de CV	3,400,000	4,749
JHSF Participações SA	5,823,950	4,252
TAG Immobilien AG	337,389	2,334
Ayala Land, Inc.	3,718,100	1,815
		81,337
Communication services 2.12%
Lions Gate Entertainment Corp., Class B1	3,059,785	31,760
JCDecaux SE1	976,059	20,493
Rightmove PLC	816,439	5,693
VTEX, Class A1,2	993,126	3,814
Trustpilot Group PLC[1]	2,966,832	3,243
		65,003
Energy 1.65%
Venture Global LNG, Inc., Series C1,3,4	2,760	26,784
Subsea 7 SA	833,824	9,884
Weatherford International[1]	82,600	4,902
DT Midstream, Inc.	81,838	4,040
Worley, Ltd.	350,000	3,374
Aegis Logistics, Ltd.	285,080	1,318
Helmerich & Payne, Inc.	7,700	275
		50,577
American Funds Insurance Series — Page 10 of 262

unaudited
Common stocks (continued) Utilities 1.58%	Shares	Value (000)
ACEN Corp.[1]	158,954,250	$17,927
ENN Energy Holdings, Ltd.	1,205,597	16,469
Brookfield Infrastructure Corp., Class A, subordinate voting shares[2]	157,667	7,267
Neoenergia SA	1,442,015	4,267
SembCorp Industries, Ltd.	779,000	2,570
		48,500
Consumer staples 1.42%
Grocery Outlet Holding Corp.[1]	621,782	17,571
Shop Apotheke Europe NV, non-registered shares[1]	169,500	15,349
Scandinavian Tobacco Group A/S	305,111	6,066
AAK AB	223,527	4,047
Zur Rose Group AG1,2	9,250	430
		43,463
Total common stocks (cost: $2,352,168,000)		2,917,303
Preferred securities 0.88% Information technology 0.60%
SmartHR, Inc., Series D, preferred shares[1,3,4]	3,006	10,628
Yotpo, Ltd., Series F, preferred shares[1,3,4]	2,158,609	3,108
Yotpo, Ltd., Series B, preferred shares[1,3,4]	287,894	415
Yotpo, Ltd., Series C, preferred shares[1,3,4]	274,070	395
Yotpo, Ltd., Series A-1, preferred shares[1,3,4]	183,819	265
Yotpo, Ltd., Series A, preferred shares[1,3,4]	89,605	129
Yotpo, Ltd., Series C-1, preferred shares[1,3,4]	75,980	109
Yotpo, Ltd., Series D, preferred shares[1,3,4]	42,368	61
Yotpo, Ltd., Series B-1, preferred shares[1,3,4]	33,838	49
Outreach Corp., Series G, preferred shares[1,3,4]	154,354	3,433
		18,592
Industrials 0.27%
Azul SA (ADR), preferred nominative shares[1,2]	1,128,836	8,071
Azul SA, preferred nominative shares[1]	109,500	260
		8,331
Health care 0.01%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4]	2,931,405	196
Total preferred securities (cost: $45,235,000)		27,119
Rights & warrants 0.35% Information technology 0.35%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 1/27/2025[1,6]	526,700	10,609
Total rights & warrants (cost: $12,265,000)		10,609
Short-term securities 5.32% Money market investments 4.04%
Capital Group Central Cash Fund 4.86%[5,7]	1,240,261	124,026
American Funds Insurance Series — Page 11 of 262

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 1.28%	Shares	Value (000)
Capital Group Central Cash Fund 4.86%[5,7,8]	182,353	$18,235
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[7,8]	12,473,134	12,473
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[7,8]	8,516,739	8,517
		39,225
Total short-term securities (cost: $163,230,000)		163,251
Total investment securities 101.70% (cost: $2,572,898,000)		3,118,282
Other assets less liabilities (1.70)%		(52,208)
Net assets 100.00%		$3,066,074
Investments in affiliates5

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Common stocks 0.67%
Consumer discretionary 0.67%
Lands’ End, Inc.[1]	$15,939	$—	$—	$—	$4,473	$20,412	$—
Short-term securities 4.63%
Money market investments 4.04%
Capital Group Central Cash Fund 4.86%[7]	95,809	126,354	98,149	9	3	124,026	1,168
Money market investments purchased with collateral from securities on loan 0.59%
Capital Group Central Cash Fund 4.86%[7,8]	23,235		5,000 [9]			18,235	— [10]
Total short-term securities						142,261
Total 5.30%				$9	$4,476	$162,673	$1,168
Restricted securities4

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Series C1,3	5/1/2015	$8,280	$26,784	.87%
SmartHR, Inc., Series D, preferred shares[1,3]	5/28/2021	14,344	10,628.35
Yotpo, Ltd., Series F, preferred shares[1,3]	2/25/2021	4,748	3,108.10
Yotpo, Ltd.[1,3]	3/16/2021	1,418	977.03
Yotpo, Ltd., Series B, preferred shares[1,3]	3/16/2021	602	415.01
Yotpo, Ltd., Series C, preferred shares[1,3]	3/16/2021	573	395.01
Yotpo, Ltd., Series A-1, preferred shares[1,3]	3/16/2021	384	265.01
Yotpo, Ltd., Series A, preferred shares[1,3]	3/16/2021	187	129.01
Yotpo, Ltd., Series C-1, preferred shares[1,3]	3/16/2021	159	109.01
Yotpo, Ltd., Series D, preferred shares[1,3]	3/16/2021	89	61	.00 [11]
Yotpo, Ltd., Series B-1, preferred shares[1,3]	3/16/2021	71	49	.00 [11]
Outreach Corp., Series G, preferred shares[1,3]	5/27/2021	4,517	3,433.11
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3]	2/7/2020	6,000	196.01
Total		$41,372	$46,549	1.52%

American Funds Insurance Series — Page 12 of 262

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $50,579,000, which represented 1.65% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $46,549,000, which represented 1.52% of the net assets of the fund.

[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,609,000, which represented .35% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 3/31/2023.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
American Funds Insurance Series — Page 13 of 262

Growth Fund
Investment portfolio
March 31, 2023
unaudited

Common stocks 96.32% Information technology 18.69%	Shares	Value (000)
Microsoft Corp.	5,920,998	$1,707,024
Broadcom, Inc.	1,111,005	712,754
ASML Holding NV	736,108	502,979
ASML Holding NV (New York registered) (ADR)	189,937	129,292
Apple, Inc.	1,835,276	302,637
Salesforce, Inc.[1]	1,204,700	240,675
Shopify, Inc., Class A, subordinate voting shares[1]	4,547,819	218,022
NVIDIA Corp.	722,500	200,689
Synopsys, Inc.[1]	459,300	177,405
Taiwan Semiconductor Manufacturing Company, Ltd.	5,456,000	96,658
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	650,900	60,547
Applied Materials, Inc.	1,213,730	149,082
Motorola Solutions, Inc.	501,000	143,351
Wolfspeed, Inc.[1]	1,967,987	127,821
ServiceNow, Inc.[1]	269,875	125,416
Micron Technology, Inc.	1,861,457	112,320
Cloudflare, Inc., Class A1	1,818,500	112,129
Adobe, Inc.[1]	244,771	94,327
Keyence Corp.	165,500	81,139
Constellation Software, Inc.	38,102	71,634
MicroStrategy, Inc., Class A1,2	236,458	69,121
Ceridian HCM Holding, Inc.[1]	929,684	68,071
DocuSign, Inc.[1]	1,148,159	66,938
RingCentral, Inc., Class A1	2,142,753	65,718
MongoDB, Inc., Class A1	279,700	65,204
CDW Corp.	311,859	60,778
SAP SE	477,361	60,051
Unity Software, Inc.[1,2]	1,660,000	53,850
GoDaddy, Inc., Class A1	645,081	50,136
Silicon Laboratories, Inc.[1]	231,815	40,589
Intel Corp.	1,136,000	37,113
Smartsheet, Inc., Class A1	729,700	34,880
NetApp, Inc.	527,540	33,683
MKS Instruments, Inc.	360,705	31,966
Trimble, Inc.[1]	533,734	27,978
Atlassian Corp., Class A1	125,959	21,560
Intuit, Inc.	48,300	21,534
Ciena Corp.[1]	382,700	20,099
TE Connectivity, Ltd.	144,100	18,899
BILL Holdings, Inc.[1]	205,146	16,646
Fair Isaac Corp.[1]	17,982	12,636
Alteryx, Inc., Class A1	196,992	11,591
Enphase Energy, Inc.[1]	45,303	9,526
Globant SA1	57,138	9,371
CrowdStrike Holdings, Inc., Class A1	62,700	8,606
American Funds Insurance Series — Page 14 of 262

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Kulicke and Soffa Industries, Inc.	151,860	$8,002
Stripe, Inc., Class B1,3,4	168,598	3,395
		6,293,842
Communication services 15.77%
Meta Platforms, Inc., Class A1	9,878,488	2,093,646
Netflix, Inc.[1]	3,603,339	1,244,881
Alphabet, Inc., Class C1	7,447,880	774,580
Alphabet, Inc., Class A1	2,496,033	258,913
Charter Communications, Inc., Class A1	441,976	158,055
Take-Two Interactive Software, Inc.[1]	1,259,595	150,270
Verizon Communications, Inc.	3,720,000	144,671
Snap, Inc., Class A, nonvoting shares[1]	11,214,011	125,709
Frontier Communications Parent, Inc.[1]	3,168,010	72,135
Comcast Corp., Class A	1,822,263	69,082
T-Mobile US, Inc.[1]	360,909	52,274
Pinterest, Inc., Class A1	1,752,664	47,795
Paramount Global, Class B2	1,915,000	42,724
Iridium Communications, Inc.	604,439	37,433
Electronic Arts, Inc.	188,500	22,705
ZoomInfo Technologies, Inc.[1]	555,700	13,731
		5,308,604
Health care 15.45%
Regeneron Pharmaceuticals, Inc.[1]	1,123,014	922,747
UnitedHealth Group, Inc.	1,230,258	581,408
Intuitive Surgical, Inc.[1]	2,058,000	525,757
Seagen, Inc.[1]	2,235,006	452,522
Alnylam Pharmaceuticals, Inc.[1]	2,109,316	422,538
Thermo Fisher Scientific, Inc.	525,500	302,882
Vertex Pharmaceuticals, Inc.[1]	879,601	277,136
Moderna, Inc.[1]	1,271,838	195,329
Centene Corp.[1]	2,975,690	188,093
Eli Lilly and Company	458,748	157,543
NovoCure, Ltd.[1]	2,095,979	126,052
Edwards Lifesciences Corp.[1]	1,471,694	121,753
AstraZeneca PLC	550,784	76,449
Novo Nordisk A/S, Class B	425,517	67,526
Bristol-Myers Squibb Company	796,057	55,175
Karuna Therapeutics, Inc.[1]	301,952	54,847
Danaher Corp.	216,235	54,500
Zoetis, Inc., Class A	297,320	49,486
R1 RCM, Inc.[1]	3,162,865	47,443
Ascendis Pharma A/S (ADR)[1]	437,553	46,914
Verily Life Sciences, LLC[1,3,4]	300,178	45,222
Molina Healthcare, Inc.[1]	165,507	44,271
Abbott Laboratories	426,712	43,209
Catalent, Inc.[1]	645,471	42,414
Align Technology, Inc.[1]	121,000	40,431
Mettler-Toledo International, Inc.[1]	26,000	39,785
Humana, Inc.	65,982	32,032
Guardant Health, Inc.[1]	1,166,810	27,350
GE HealthCare Technologies, Inc.[1]	312,599	25,643
Agilon Health, Inc.[1]	1,040,660	24,716
Exact Sciences Corp.[1]	276,000	18,716
American Funds Insurance Series — Page 15 of 262

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
DexCom, Inc.[1]	148,800	$17,288
CVS Health Corp.	226,300	16,816
Veeva Systems, Inc., Class A1	88,440	16,254
Pacific Biosciences of California, Inc.[1]	1,102,052	12,762
CRISPR Therapeutics AG1	262,678	11,881
Galapagos NV1	231,294	8,881
Ultragenyx Pharmaceutical, Inc.[1]	161,278	6,467
Horizon Therapeutics PLC[1]	12,100	1,321
Biohaven, Ltd.[1]	65,550	895
Sana Biotechnology, Inc.[1,2]	179,600	587
		5,203,041
Consumer discretionary 15.06%
Tesla, Inc.[1]	7,726,300	1,602,898
D.R. Horton, Inc.	5,161,744	504,251
Amazon.com, Inc.[1]	3,330,441	344,001
Home Depot, Inc.	1,017,200	300,196
Las Vegas Sands Corp.[1]	3,959,100	227,450
Chipotle Mexican Grill, Inc.[1]	109,900	187,741
Airbnb, Inc., Class A1	1,497,100	186,239
LVMH Moët Hennessy-Louis Vuitton SE	158,000	144,800
Royal Caribbean Cruises, Ltd.[1]	2,171,386	141,792
DoorDash, Inc., Class A1	2,000,000	127,120
Hermès International	61,000	123,562
Amadeus IT Group SA, Class A, non-registered shares[1]	1,793,568	120,091
Burlington Stores, Inc.[1]	477,314	96,465
Aramark	2,454,864	87,884
adidas AG2	493,831	87,191
Norwegian Cruise Line Holdings, Ltd.[1]	5,591,100	75,200
Etsy, Inc.[1]	671,178	74,722
NIKE, Inc., Class B	515,416	63,211
Booking Holdings, Inc.[1]	23,023	61,067
O’Reilly Automotive, Inc.[1]	63,500	53,910
Darden Restaurants, Inc.	308,568	47,878
Toll Brothers, Inc.	744,683	44,703
Salvatore Ferragamo SpA	2,174,477	39,752
YUM! Brands, Inc.	275,700	36,415
Floor & Decor Holdings, Inc., Class A1	355,300	34,898
Polaris, Inc.	280,000	30,976
Adient PLC[1]	722,000	29,573
Evolution AB	204,480	27,437
Caesars Entertainment, Inc.[1]	532,514	25,992
Helen of Troy, Ltd.[1]	269,597	25,658
General Motors Company	660,000	24,209
VF Corp.	872,859	19,997
NVR, Inc.[1]	3,395	18,918
YETI Holdings, Inc.[1]	372,600	14,904
Skyline Champion Corp.[1]	192,280	14,465
Hilton Worldwide Holdings, Inc.	100,828	14,204
Tractor Supply Co.	47,546	11,175
		5,070,945
American Funds Insurance Series — Page 16 of 262

unaudited
Common stocks (continued) Industrials 11.58%	Shares	Value (000)
TransDigm Group, Inc.	664,512	$489,779
Uber Technologies, Inc.[1]	14,666,767	464,936
Jacobs Solutions, Inc.	2,169,000	254,879
Delta Air Lines, Inc.[1]	7,215,000	251,948
Carrier Global Corp.	5,403,661	247,217
United Rentals, Inc.	462,000	182,841
Waste Connections, Inc.	1,093,759	152,109
Caterpillar, Inc.	664,200	151,995
Ryanair Holdings PLC (ADR)[1]	1,500,325	141,466
Ryanair Holdings PLC[1]	96,554	1,559
MTU Aero Engines AG	541,769	135,481
General Electric Co.	1,414,588	135,235
Airbus SE, non-registered shares	955,893	128,057
Old Dominion Freight Line, Inc.	323,000	110,091
Robert Half International, Inc.	1,300,500	104,781
United Airlines Holdings, Inc.[1]	2,195,376	97,145
Alaska Air Group, Inc.[1]	2,000,000	83,920
Boeing Company[1]	385,500	81,892
Axon Enterprise, Inc.[1]	347,957	78,238
Genpact, Ltd.	1,524,231	70,450
Middleby Corp.[1]	449,500	65,901
Equifax, Inc.	290,691	58,964
Northrop Grumman Corp.	121,535	56,115
Dun & Bradstreet Holdings, Inc.	3,869,573	45,429
Rockwell Automation	129,246	37,927
AMETEK, Inc.	253,600	36,856
Canadian Pacific Railway, Ltd.	456,300	35,108
HEICO Corp.	179,400	30,685
ITT, Inc.	343,000	29,601
Advanced Drainage Systems, Inc.	350,426	29,509
Concentrix Corp.	230,396	28,005
Safran SA	160,243	23,797
Armstrong World Industries, Inc.	320,703	22,847
Saia, Inc.[1]	75,433	20,524
TELUS International (Cda), Inc., subordinate voting shares[1,2]	533,800	10,799
Einride AB1,3,4	78,648	2,787
		3,898,873
Financials 6.68%
Visa, Inc., Class A	1,881,782	424,267
Bank of America Corp.	7,760,600	221,953
Mastercard, Inc., Class A	610,368	221,814
Fiserv, Inc.[1]	1,780,900	201,295
KKR & Co., Inc.	2,409,043	126,523
Apollo Asset Management, Inc.	1,557,942	98,400
MSCI, Inc.	144,990	81,149
T. Rowe Price Group, Inc.	642,000	72,482
Marsh & McLennan Companies, Inc.	403,461	67,196
Blackstone, Inc., nonvoting shares	738,000	64,826
Block, Inc., Class A1	819,046	56,227
Toast, Inc., Class A1	3,143,518	55,797
Aon PLC, Class A	155,700	49,091
Fidelity National Information Services, Inc.	884,718	48,067
Western Alliance Bancorporation	1,189,472	42,274
JPMorgan Chase & Co.	313,702	40,878
American Funds Insurance Series — Page 17 of 262

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Progressive Corp.	265,951	$38,047
Ryan Specialty Holdings, Inc., Class A1	870,000	35,009
Capital One Financial Corp.	335,500	32,262
Blue Owl Capital, Inc., Class A	2,891,712	32,040
Tradeweb Markets, Inc., Class A	390,000	30,818
Ares Management Corp., Class A	310,500	25,908
Nasdaq, Inc.	447,300	24,454
S&P Global, Inc.	64,900	22,376
Wells Fargo & Company	593,000	22,166
Nuvei Corp., subordinate voting shares[1]	494,844	21,559
Brookfield Asset Management, Ltd., Class A	657,588	21,516
Goldman Sachs Group, Inc.	64,250	21,017
Arch Capital Group, Ltd.[1]	289,000	19,614
Morgan Stanley	161,174	14,151
Trupanion, Inc.[1]	287,655	12,338
First Republic Bank	253,193	3,542
Lumine Group, Inc., subordinate voting shares[1]	114,320	1,244
		2,250,300
Consumer staples 4.65%
Target Corp.	2,096,200	347,194
Dollar Tree Stores, Inc.[1]	2,363,411	339,268
Performance Food Group Co.[1]	3,508,400	211,697
Dollar General Corp.	779,420	164,037
Costco Wholesale Corp.	249,200	123,820
British American Tobacco PLC	2,418,800	84,766
Constellation Brands, Inc., Class A	320,900	72,488
Altria Group, Inc.	1,440,000	64,253
Monster Beverage Corp.[1]	1,066,476	57,600
Estée Lauder Companies, Inc., Class A	197,486	48,672
Molson Coors Beverage Company, Class B, restricted voting shares	608,423	31,443
Philip Morris International, Inc.	201,113	19,558
		1,564,796
Energy 4.32%
Halliburton Company	12,143,661	384,225
Canadian Natural Resources, Ltd. (CAD denominated)	6,534,500	361,610
Schlumberger NV	2,340,000	114,894
Cenovus Energy, Inc. (CAD denominated)	6,400,800	111,677
EOG Resources, Inc.	910,499	104,370
EQT Corp.	2,798,000	89,284
Tourmaline Oil Corp.	2,061,700	85,916
MEG Energy Corp.[1]	3,810,000	61,202
Hess Corp.	354,000	46,848
ConocoPhillips	324,408	32,185
Coterra Energy, Inc.	1,275,197	31,293
Pioneer Natural Resources Company	119,400	24,386
Equitrans Midstream Corp.	936,942	5,416
		1,453,306
Materials 3.19%
Wheaton Precious Metals Corp.	3,674,000	176,940
Silgan Holdings, Inc.	2,858,000	153,389
Linde PLC	338,760	120,409
Grupo México, SAB de CV, Series B	25,356,800	120,072
American Funds Insurance Series — Page 18 of 262

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
ATI, Inc.[1]	2,070,860	$81,716
Royal Gold, Inc.	599,000	77,696
CF Industries Holdings, Inc.	885,000	64,153
Franco-Nevada Corp.	390,000	56,885
Albemarle Corp.	222,887	49,267
Nutrien, Ltd. (CAD denominated)	636,464	47,004
Steel Dynamics, Inc.	340,000	38,440
Mosaic Co.	744,000	34,135
Barrick Gold Corp.	1,419,000	26,351
Summit Materials, Inc., Class A	570,855	16,264
Livent Corp.[1,2]	560,000	12,163
		1,074,884
Utilities 0.62%
PG&E Corp.[1]	9,227,065	149,202
AES Corp.	1,085,884	26,148
Constellation Energy Corp.	242,227	19,015
Edison International	199,191	14,061
		208,426
Real estate 0.31%
Zillow Group, Inc., Class C, nonvoting shares[1]	1,528,075	67,954
Equinix, Inc. REIT	51,784	37,338
		105,292
Total common stocks (cost: $20,216,004,000)		32,432,309
Preferred securities 0.33% Information technology 0.31%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	55,638
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,060
PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	24,501
Samsung Electronics Co., Ltd., nonvoting preferred shares	489,101	20,424
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,348
		103,971
Industrials 0.02%
ABL Space Systems Co., Series B2, preferred shares[1,3,4]	153,713	4,908
Einride AB, Series C, preferred shares[1,3,4]	77,647	2,640
		7,548
Total preferred securities (cost: $121,925,000)		111,519
Convertible stocks 0.02% Financials 0.02%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	125,800	7,982
Total convertible stocks (cost: $7,758,000)		7,982
American Funds Insurance Series — Page 19 of 262

unaudited
Convertible bonds & notes 0.01% Consumer staples 0.01%	Principal amount (000)	Value (000)
JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/2025[3,4,5]	USD 47,272	$3,375
Total convertible bonds & notes (cost: $43,602,000)		3,375
Bonds, notes & other debt instruments 0.05% Corporate bonds, notes & loans 0.05% Consumer discretionary 0.05%
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	19,060	16,849
Total bonds, notes & other debt instruments (cost: $14,325,000)		16,849
Short-term securities 3.80% Money market investments 3.56%	Shares
Capital Group Central Cash Fund 4.86%[7,8]	11,984,447	1,198,445
Money market investments purchased with collateral from securities on loan 0.24%
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[7,9]	44,486,000	44,486
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[7,9]	18,632,599	18,633
Capital Group Central Cash Fund 4.86%[7,8,9]	167,099	16,710
		79,829
Total short-term securities (cost: $1,278,092,000)		1,278,274
Total investment securities 100.53% (cost: $21,681,706,000)		33,850,308
Other assets less liabilities (0.53)%		(177,895)
Net assets 100.00%		$33,672,413
American Funds Insurance Series — Page 20 of 262

unaudited
Investments in affiliates8

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Short-term securities 3.61%
Money market investments 3.56%
Capital Group Central Cash Fund 4.86%[7]	$1,142,555	$1,388,373	$1,332,615	$169	$(37)	$1,198,445	$13,593
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 4.86%[7,9]	24,410		7,700 [10]			16,710	— [11]
Total 3.61%				$169	$(37)	$1,215,155	$13,593
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638	$55,638	.17%
Stripe, Inc., Class B1,3	5/6/2021	6,766	3,395.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,060	.00 [12]
Verily Life Sciences, LLC[1,3]	12/21/2018	37,000	45,222.13
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	24,501.07
Einride AB1,3	2/1/2023	2,674	2,787.01
Einride AB, Series C, preferred shares[1,3]	11/23/2022	2,640	2,640.01
ABL Space Systems Co., Series B2, preferred shares[1,3]	10/22/2021	10,452	4,908.01
JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/2025[3,5]	2/3/2020-2/3/2023	43,602	3,375.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	2,348.01
Total		$191,622	$145,874	.43%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $86,466,000, which represented .26% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $145,874,000, which represented .43% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,849,000, which represented .05% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 3/31/2023.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
PIK = Payment In Kind
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Page 21 of 262

International Fund
Investment portfolio
March 31, 2023
unaudited

Common stocks 94.66% Industrials 16.68%	Shares	Value (000)
Airbus SE, non-registered shares	1,603,511	$214,816
Recruit Holdings Co., Ltd.	7,310,189	202,621
Safran SA	698,073	103,668
Melrose Industries PLC	36,613,980	75,466
Siemens AG	385,532	62,406
MTU Aero Engines AG	229,720	57,447
DSV A/S	230,223	44,437
NIBE Industrier AB, Class B	3,668,089	41,830
Thales SA	271,438	40,129
Ashtead Group PLC	645,000	39,518
Techtronic Industries Co., Ltd.	3,599,500	39,298
International Container Terminal Services, Inc.	7,953,240	31,246
Legrand SA	305,587	27,952
Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	24,092
Rumo SA	6,131,077	22,802
Diploma PLC	599,545	20,836
ZTO Express (Cayman), Inc., Class A (ADR)	595,154	17,057
Grab Holdings, Ltd., Class A1	5,356,295	16,122
SMC Corp.	26,900	14,262
Deutsche Post AG	253,300	11,832
TELUS International (Cda), Inc., subordinate voting shares[1,2]	526,752	10,656
Airports of Thailand PCL, foreign registered shares[1]	5,078,900	10,558
Kingspan Group PLC	153,796	10,558
AB Volvo, Class B	444,810	9,175
CCR SA, ordinary nominative shares	3,607,065	9,109
Bureau Veritas SA	292,900	8,416
Larsen & Toubro, Ltd.	290,071	7,644
Fluidra, SA, non-registered shares	432,985	7,634
LIXIL Corp.	221,400	3,651
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	846,334	3,183
Brenntag SE	42,270	3,173
		1,191,594
Information technology 14.08%
SK hynix, Inc.	3,245,225	223,826
Shopify, Inc., Class A, subordinate voting shares[1]	4,194,125	201,066
ASML Holding NV	187,535	128,142
Taiwan Semiconductor Manufacturing Company, Ltd.	6,501,000	115,171
Nice, Ltd. (ADR)[1]	432,150	98,915
Lasertec Corp.	320,511	56,821
Fujitsu, Ltd.	246,200	33,278
NXP Semiconductors NV	173,200	32,297
Samsung Electronics Co., Ltd.	631,500	31,315
Disco Corp.	153,400	17,848
Constellation Software, Inc.	7,730	14,533
OBIC Co., Ltd.	78,700	12,443
American Funds Insurance Series — Page 22 of 262

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Dassault Systemes SE	277,000	$11,440
Tata Consultancy Services, Ltd.	185,186	7,253
Kingdee International Software Group Co., Ltd.[1]	4,322,900	6,943
Infosys, Ltd.	305,452	5,334
Canva, Inc.[1,3,4]	4,819	4,680
Renesas Electronics Corp.[1]	300,600	4,364
		1,005,669
Health care 13.73%
Daiichi Sankyo Company, Ltd.	9,749,808	355,836
Novo Nordisk A/S, Class B	1,250,591	198,460
Olympus Corp.	5,808,100	102,002
Bayer AG	958,036	61,023
Siemens Healthineers AG	810,600	46,621
Eurofins Scientific SE, non-registered shares	525,037	35,228
Grifols, SA, Class A, non-registered shares[1]	2,789,283	27,598
Grifols, SA, Class B (ADR)[1]	793,690	5,849
AstraZeneca PLC	179,127	24,863
Takeda Pharmaceutical Company, Ltd.	690,800	22,690
M3, Inc.	889,935	22,390
HOYA Corp.	191,000	21,121
Insulet Corp.[1]	46,653	14,880
WuXi Biologics (Cayman), Inc.[1]	2,168,166	13,411
Ambu AS, Class B, non-registered shares[1]	662,880	9,954
WuXi AppTec Co., Ltd., Class A	288,960	3,337
WuXi AppTec Co., Ltd., Class H	312,000	3,293
bioMérieux SA	52,046	5,491
Hapvida Participações e Investimentos SA1	8,863,653	4,582
Sanofi	16,925	1,843
		980,472
Materials 10.83%
First Quantum Minerals, Ltd.	11,403,572	262,160
Fortescue Metals Group, Ltd.	12,796,750	192,436
Shin-Etsu Chemical Co., Ltd.	3,487,000	113,099
Vale SA (ADR), ordinary nominative shares	4,316,205	68,110
Vale SA, ordinary nominative shares	264,281	4,186
JSR Corp.	1,640,100	38,768
Ivanhoe Mines, Ltd., Class A1,2	3,403,051	30,745
Wacker Chemie AG	147,773	23,948
Linde PLC	35,287	12,542
Air Liquide SA, non-registered shares	61,482	10,300
Koninklijke DSM NV	82,598	9,762
BASF SE	136,760	7,173
		773,229
Consumer discretionary 9.88%
MercadoLibre, Inc.[1]	115,339	152,024
Evolution AB	816,159	109,510
Sony Group Corp.	868,100	78,923
Flutter Entertainment PLC[1]	373,425	67,919
LVMH Moët Hennessy-Louis Vuitton SE	72,682	66,610
Entain PLC	3,117,551	48,518
Ferrari NV (EUR denominated)	177,292	48,017
Maruti Suzuki India, Ltd.	303,300	30,627
American Funds Insurance Series — Page 23 of 262

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
adidas AG	168,806	$29,805
Burberry Group PLC	755,836	24,185
Coupang, Inc., Class A1	1,150,314	18,405
Cie. Financière Richemont SA, Class A	70,232	11,258
InterContinental Hotels Group PLC	155,468	10,215
Aptiv PLC[1]	84,000	9,424
		705,440
Energy 8.32%
Reliance Industries, Ltd.	8,237,344	234,159
Canadian Natural Resources, Ltd. (CAD denominated)	2,200,639	121,780
Woodside Energy Group, Ltd.	3,071,566	69,209
TotalEnergies SE	1,147,298	67,694
Neste OYJ	1,237,003	61,012
Cenovus Energy, Inc. (CAD denominated)	1,393,849	24,319
Shell PLC (GBP denominated)	573,839	16,432
		594,605
Financials 8.20%
Kotak Mahindra Bank, Ltd.	7,207,964	152,094
AIA Group, Ltd.	11,919,676	125,245
HDFC Bank, Ltd.	2,216,455	43,575
HDFC Bank, Ltd. (ADR)	207,750	13,851
Aegon NV	12,263,736	52,704
Nu Holdings, Ltd., Class A1	10,239,595	48,740
Bajaj Finance, Ltd.	396,342	27,164
Axis Bank, Ltd.	2,029,545	21,237
Futu Holdings, Ltd. (ADR)[1,2]	375,890	19,490
FinecoBank SpA	1,211,135	18,625
ING Groep NV	1,354,776	16,118
China Merchants Bank Co., Ltd., Class A	2,726,800	13,562
B3 SA - Brasil, Bolsa, Balcao	4,413,000	9,012
Allfunds Group PLC	1,194,312	7,922
China Pacific Insurance (Group) Co., Ltd., Class H	2,236,800	5,978
ICICI Bank, Ltd.	485,000	5,201
Bajaj Finserv, Ltd.	325,950	5,028
		585,546
Communication services 7.51%
Sea, Ltd., Class A (ADR)[1]	3,570,206	309,001
Bharti Airtel, Ltd.	12,732,125	116,191
Bharti Airtel, Ltd., interim shares	836,308	3,736
Universal Music Group NV	1,717,633	43,420
Informa PLC	3,630,108	31,021
Ubisoft Entertainment SA1	518,403	13,740
Singapore Telecommunications, Ltd.	5,800,500	10,749
Vivendi SE	811,801	8,195
Yandex NV, Class A1,3	313,000	— [5]
		536,053
Consumer staples 3.50%
Kweichow Moutai Co., Ltd., Class A	218,023	57,633
Danone SA	878,392	54,608
Seven & i Holdings Co., Ltd.	1,003,600	45,272
Treasury Wine Estates, Ltd.	3,953,315	34,680
American Funds Insurance Series — Page 24 of 262

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Kobe Bussan Co., Ltd.	754,900	$21,071
Essity Aktiebolag, Class B	331,455	9,479
Nestlé SA	65,808	8,034
Dabur India, Ltd.	933,875	6,196
CP ALL PCL, foreign registered shares	3,081,100	5,589
Pernod Ricard SA	22,974	5,205
Diageo PLC	50,671	2,261
		250,028
Utilities 1.46%
ENN Energy Holdings, Ltd.	7,617,128	104,051
Real estate 0.47%
ESR Group, Ltd.	14,852,600	26,541
Ayala Land, Inc.	14,181,500	6,924
		33,465
Total common stocks (cost: $5,436,454,000)		6,760,152
Preferred securities 0.49% Health care 0.23%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	16,464
Consumer discretionary 0.14%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	76,781	9,827
Financials 0.11%
Itaú Unibanco Holding SA, preferred nominative shares	1,671,716	8,160
Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	422	410
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	18	17
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	1	1
		428
Total preferred securities (cost: $57,444,000)		34,879
Rights & warrants 0.12% Health care 0.12%
WuXi AppTec Co., Ltd., Class A, warrants, expire 11/21/2023[1,6]	729,706	8,428
Total rights & warrants (cost: $8,772,000)		8,428
Short-term securities 4.62% Money market investments 4.44%
Capital Group Central Cash Fund 4.86%[7,8]	3,174,181	317,418
American Funds Insurance Series — Page 25 of 262

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.18%	Shares	Value (000)
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[7,9]	8,713,182	$8,713
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[7,9]	3,484,577	3,485
Capital Group Central Cash Fund 4.86%[7,8,9]	4,223	422
		12,620
Total short-term securities (cost: $329,986,000)		330,038
Total investment securities 99.89% (cost: $5,832,656,000)		7,133,497
Other assets less liabilities 0.11%		7,622
Net assets 100.00%		$7,141,119
Investments in affiliates8

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Short-term securities 4.45%
Money market investments 4.44%
Capital Group Central Cash Fund 4.86%[7]	$306,023	$255,374	$244,008	$25	$4	$317,418	$2,493
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.86%[7,9]	422					422	— [10]
Total 4.45%				$25	$4	$317,840	$2,493
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.[1,3]	8/26/2021-11/4/2021	$8,215	$4,680	.06%
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	719	410.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	31	17	.00 [11]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	2	1	.00 [11]
Total		$8,967	$5,108	.07%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $13,697,000, which represented .19% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $5,108,000, which represented .07% of the net assets of the fund.

[5]	Amount less than one thousand.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,428,000, which represented .12% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 3/31/2023.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Dividend income is included with securities lending income and is not shown in this table.
[11]	Amount less than .01%.
American Funds Insurance Series — Page 26 of 262

unaudited

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
American Funds Insurance Series — Page 27 of 262

New World Fund®
Investment portfolio
March 31, 2023
unaudited

Common stocks 90.36% Financials 14.20%	Shares	Value (000)
Kotak Mahindra Bank, Ltd.	2,408,058	$50,812
AIA Group, Ltd.	3,828,800	40,231
HDFC Bank, Ltd.	1,414,972	27,818
Ping An Insurance (Group) Company of China, Ltd., Class H	4,276,844	27,720
B3 SA - Brasil, Bolsa, Balcao	10,475,630	21,392
Capitec Bank Holdings, Ltd.	206,692	19,618
ICICI Bank, Ltd.	903,437	9,689
ICICI Bank, Ltd. (ADR)	282,353	6,093
Mastercard, Inc., Class A	42,133	15,312
Bank Central Asia Tbk PT	25,044,300	14,633
AU Small Finance Bank, Ltd.	1,861,927	13,148
Bank Mandiri (Persero) Tbk PT	16,317,900	11,219
Nu Holdings, Ltd., Class A1	2,339,228	11,135
Visa, Inc., Class A	47,363	10,678
Industrial and Commercial Bank of China, Ltd., Class H	19,927,000	10,609
China Merchants Bank Co., Ltd., Class H	1,844,500	9,398
Discovery, Ltd.[1]	1,010,060	7,923
XP, Inc., Class A1	634,692	7,534
Bajaj Finance, Ltd.	105,085	7,202
Eurobank Ergasias Services and Holdings SA1	5,256,747	6,963
Bank of the Philippine Islands	3,276,995	6,165
Bank Rakyat Indonesia (Persero) Tbk PT	19,391,200	6,127
United Overseas Bank, Ltd.	267,800	6,009
UniCredit SpA	315,293	5,972
Bank of Ningbo Co., Ltd., Class A	1,493,900	5,964
Edenred SA	96,426	5,705
Bank of Baroda	2,652,043	5,456
Erste Group Bank AG	160,960	5,324
PagSeguro Digital, Ltd., Class A1	616,570	5,284
Shriram Finance, Ltd.	333,391	5,119
Banco Bilbao Vizcaya Argentaria, SA	661,617	4,727
East Money Information Co., Ltd., Class A	1,569,356	4,603
China Pacific Insurance (Group) Co., Ltd., Class H	1,506,600	4,026
Axis Bank, Ltd.	383,495	4,013
Network International Holdings PLC[1]	1,294,708	3,920
Canara Bank	1,089,787	3,782
Grupo Financiero Banorte, SAB de CV, Series O	380,087	3,204
Aon PLC, Class A	10,090	3,181
Alpha Services and Holdings SA1	2,455,368	3,014
DBS Group Holdings, Ltd.	119,573	2,972
Türkiye Garanti Bankasi AS1	1,940,634	2,806
Ngern Tid Lor PCL, foreign registered shares	3,726,000	2,736
Bajaj Finserv, Ltd.	176,756	2,727
Hong Kong Exchanges and Clearing, Ltd.	58,600	2,601
Moody’s Corp.	7,825	2,395
Postal Savings Bank of China Co., Ltd., Class H	3,919,000	2,336
American Funds Insurance Series — Page 28 of 262

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
National Bank of Greece SA1	461,283	$2,239
Euronet Worldwide, Inc.[1]	19,369	2,167
Max Financial Services, Ltd.[1]	276,426	2,137
Société Générale	89,250	2,015
S&P Global, Inc.	5,655	1,950
Prudential PLC	137,386	1,879
Piramal Enterprises, Ltd.	223,933	1,852
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B2	1,288,654	1,731
China Construction Bank Corp., Class H	1,933,000	1,250
Lufax Holding, Ltd. (ADR)	526,001	1,073
TISCO Financial Group PCL, foreign registered shares	314,900	925
Standard Bank Group, Ltd.	81,433	790
StoneCo, Ltd., Class A1	67,249	642
Sberbank of Russia PJSC[3]	2,662,164	— [4]
Moscow Exchange MICEX-RTS PJSC[3]	438,203	— [4]
		459,945
Information technology 13.44%
Microsoft Corp.	300,793	86,719
Taiwan Semiconductor Manufacturing Company, Ltd.	3,691,000	65,389
ASML Holding NV	49,407	33,760
Micron Technology, Inc.	471,291	28,438
Broadcom, Inc.	43,447	27,873
Wolfspeed, Inc.[1]	325,300	21,128
Apple, Inc.	105,974	17,475
Keyence Corp.	23,200	11,374
Tata Consultancy Services, Ltd.	268,779	10,527
NVIDIA Corp.	33,769	9,380
SAP SE	67,671	8,513
Synopsys, Inc.[1]	21,746	8,399
ASM International NV	17,985	7,304
Infosys, Ltd. (ADR)	330,913	5,771
Infosys, Ltd.	65,336	1,141
Capgemini SE	35,356	6,576
Cognizant Technology Solutions Corp., Class A	107,856	6,572
EPAM Systems, Inc.[1]	21,819	6,524
Samsung Electronics Co., Ltd.	129,166	6,405
Silergy Corp.	384,376	6,171
Accenture PLC, Class A	19,311	5,519
Nokia Corp.	1,091,449	5,366
Nice, Ltd. (ADR)[1,2]	23,282	5,329
Tokyo Electron, Ltd.	39,900	4,879
Xiamen Faratronic Co., Ltd., Class A1	227,600	4,847
Lasertec Corp.	26,500	4,698
Applied Materials, Inc.	35,079	4,309
Kingdee International Software Group Co., Ltd.[1]	2,328,000	3,739
MediaTek, Inc.	122,000	3,185
SK hynix, Inc.	39,408	2,718
Hundsun Technologies, Inc., Class A	289,590	2,250
Trimble, Inc.[1]	39,778	2,085
KLA Corp.	4,740	1,892
Logitech International SA	31,053	1,804
Coforge, Ltd.	33,028	1,540
Hamamatsu Photonics KK	25,400	1,371
Globant SA1	7,546	1,238
American Funds Insurance Series — Page 29 of 262

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Atlassian Corp., Class A1	7,172	$1,228
Disco Corp.	6,300	733
MKS Instruments, Inc.	7,589	672
Canva, Inc.[1,3,5]	385	374
Intel Corp.	3,575	117
		435,332
Health care 12.27%
Novo Nordisk A/S, Class B	468,095	74,283
Thermo Fisher Scientific, Inc.	61,101	35,217
Eli Lilly and Company	92,114	31,634
AstraZeneca PLC	209,752	29,114
Max Healthcare Institute, Ltd.[1]	4,589,589	24,686
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,495,688	15,580
Abbott Laboratories	148,353	15,022
Danaher Corp.	52,544	13,243
BeiGene, Ltd. (ADR)[1]	57,753	12,447
BeiGene, Ltd.[1]	39,300	650
EssilorLuxottica	70,364	12,703
PerkinElmer, Inc.	92,102	12,273
Bayer AG	129,430	8,244
Hypera SA, ordinary nominative shares	1,003,635	7,465
Rede D’Or Sao Luiz SA	1,669,816	6,998
WuXi Biologics (Cayman), Inc.[1]	1,087,100	6,724
Laurus Labs, Ltd.	1,872,278	6,679
Olympus Corp.	379,600	6,667
GE HealthCare Technologies, Inc.[1]	81,236	6,664
Carl Zeiss Meditec AG, non-registered shares	46,433	6,449
Innovent Biologics, Inc.[1]	1,423,873	6,358
Zoetis, Inc., Class A	31,302	5,210
WuXi AppTec Co., Ltd., Class H	248,100	2,618
WuXi AppTec Co., Ltd., Class A	218,659	2,525
Siemens Healthineers AG	84,064	4,835
Zai Lab, Ltd. (ADR)[1]	139,083	4,626
Pfizer, Inc.	110,993	4,528
CSL, Ltd.	23,010	4,440
Straumann Holding AG	27,463	4,119
CanSino Biologics, Inc., Class H2	761,496	4,092
Legend Biotech Corp. (ADR)[1]	63,359	3,055
Align Technology, Inc.[1]	7,299	2,439
Angelalign Technology, Inc.[2]	155,000	2,327
Mettler-Toledo International, Inc.[1]	1,375	2,104
OdontoPrev SA, ordinary nominative shares	960,542	2,085
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	196,284	1,737
Medtronic PLC	18,971	1,529
Asahi Intecc Co., Ltd.	86,400	1,529
Shionogi & Co., Ltd.	32,900	1,488
Genus PLC	34,804	1,234
Merck KGaA	5,502	1,023
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	12,000	547
Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100	180
Hapvida Participações e Investimentos SA1	61,000	31
		397,401
American Funds Insurance Series — Page 30 of 262

unaudited
Common stocks (continued) Industrials 11.95%	Shares	Value (000)
Airbus SE, non-registered shares	361,962	$48,491
General Electric Co.	223,781	21,393
IMCD NV	123,085	20,145
Safran SA	135,502	20,123
Larsen & Toubro, Ltd.	710,168	18,714
DSV A/S	91,649	17,690
Copa Holdings, SA, Class A	167,374	15,457
Carrier Global Corp.	337,540	15,442
Shenzhen Inovance Technology Co., Ltd., Class A	1,414,174	14,492
International Container Terminal Services, Inc.	3,573,430	14,039
Rumo SA	3,610,182	13,427
Grab Holdings, Ltd., Class A1	3,845,790	11,576
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	463,086	9,010
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	10,485	2,046
ZTO Express (Cayman), Inc., Class A (ADR)	329,115	9,432
Daikin Industries, Ltd.	50,800	9,108
Caterpillar, Inc.	37,485	8,578
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	1,987,224	7,473
InPost SA1	749,192	6,862
TransDigm Group, Inc.	9,074	6,688
BAE Systems PLC	533,857	6,472
Wizz Air Holdings PLC[1]	162,881	6,000
CCR SA, ordinary nominative shares	2,313,237	5,842
TELUS International (Cda), Inc., subordinate voting shares[1]	284,781	5,761
Thales SA	38,642	5,713
Boeing Company[1]	24,856	5,280
Interpump Group SpA	82,081	4,617
Siemens AG	27,115	4,389
Mitsui & Co., Ltd.	127,900	3,986
Suzhou Maxwell Technologies Co., Ltd., Class A	88,000	3,913
Contemporary Amperex Technology Co., Ltd., Class A	65,647	3,910
Techtronic Industries Co., Ltd.	345,000	3,767
Raytheon Technologies Corp.	37,979	3,719
SMC Corp.	7,000	3,711
Spirax-Sarco Engineering PLC	20,921	3,070
Bureau Veritas SA	96,885	2,784
Centre Testing International Group Co., Ltd.	927,496	2,771
Legrand SA	27,856	2,548
Epiroc AB, Class B	148,037	2,523
Bharat Electronics, Ltd.	2,033,289	2,416
ABB, Ltd.	68,661	2,355
Teleperformance SE	7,949	1,920
Hitachi, Ltd.	31,200	1,715
AirTAC International Group	39,000	1,531
Haitian International Holdings, Ltd.	485,000	1,260
GT Capital Holdings, Inc.	128,260	1,220
Nidec Corp.	21,300	1,106
Experian PLC	24,520	807
Schneider Electric SE	4,375	731
Hefei Meyer Optoelectronic Technology, Inc., Class A	126,100	594
Vicor Corp.[1]	8,616	404
		387,021
American Funds Insurance Series — Page 31 of 262

unaudited
Common stocks (continued) Consumer discretionary 11.28%	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE	59,640	$54,658
MercadoLibre, Inc.[1]	32,780	43,206
Evolution AB	189,975	25,490
Midea Group Co., Ltd., Class A	2,978,668	23,390
Hermès International	11,063	22,409
Li Ning Co., Ltd.	2,347,501	18,503
Galaxy Entertainment Group, Ltd.[1]	2,630,000	17,483
adidas AG	55,608	9,818
Tesla, Inc.[1]	44,824	9,299
General Motors Company	236,295	8,667
Alibaba Group Holding, Ltd.[1]	454,272	5,777
Alibaba Group Holding, Ltd. (ADR)[1]	25,588	2,615
YUM! Brands, Inc.	62,129	8,206
Zhongsheng Group Holdings, Ltd.	1,653,000	8,198
Jumbo SA	367,791	7,791
Kering SA	11,681	7,624
H World Group, Ltd. (ADR)[1]	146,413	7,172
H World Group, Ltd.[1]	43,220	211
NIKE, Inc., Class B	55,605	6,819
Astra International Tbk PT	16,035,100	6,437
Marriott International, Inc., Class A	33,726	5,600
Amadeus IT Group SA, Class A, non-registered shares[1]	73,278	4,906
Trip.com Group, Ltd. (ADR)[1]	129,512	4,879
IDP Education, Ltd.	264,558	4,854
Industria de Diseño Textil, SA	141,817	4,763
Titan Co., Ltd.	149,173	4,578
Prosus NV, Class N	57,028	4,460
JD.com, Inc., Class A	177,631	3,893
Stellantis NV	178,203	3,243
Airbnb, Inc., Class A1	25,904	3,222
Melco Resorts & Entertainment, Ltd. (ADR)[1]	229,264	2,919
Aptiv PLC[1]	22,718	2,549
Maruti Suzuki India, Ltd.	23,836	2,407
InterContinental Hotels Group PLC	36,155	2,376
Shangri-La Asia, Ltd.[1]	2,130,000	2,006
Naspers, Ltd., Class N	10,140	1,867
Magazine Luiza SA1	2,745,578	1,793
Inchcape PLC	158,322	1,518
Levi Strauss & Co., Class A	82,552	1,505
Booking Holdings, Inc.[1]	540	1,432
Sands China, Ltd.[1]	367,200	1,282
Renault SA	31,040	1,267
Flutter Entertainment PLC[1]	6,201	1,128
Cie. Financière Richemont SA, Class A	6,488	1,040
FSN E-Commerce Ventures, Ltd.	499,594	757
Gree Electric Appliances, Inc. of Zhuhai, Class A	132,946	710
Cyrela Brazil Realty SA, ordinary nominative shares	86,197	239
Meituan, Class B1	9,831	179
Americanas SA, ordinary nominative shares[1]	801,908	158
Ozon Holdings PLC (ADR)[1,3]	209,599	— [4]
		365,303
American Funds Insurance Series — Page 32 of 262

unaudited
Common stocks (continued) Materials 8.05%	Shares	Value (000)
Vale SA (ADR), ordinary nominative shares	1,611,942	$25,436
Vale SA, ordinary nominative shares	1,558,409	24,687
First Quantum Minerals, Ltd.	1,391,194	31,983
Freeport-McMoRan, Inc.	619,191	25,331
Asian Paints, Ltd.	511,256	17,227
Linde PLC	45,343	16,117
Sika AG	52,437	14,718
Albemarle Corp.	56,636	12,519
Pidilite Industries, Ltd.	351,061	10,063
Barrick Gold Corp.	538,756	10,005
Shin-Etsu Chemical Co., Ltd.	292,500	9,487
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	1,246,257	6,892
LANXESS AG	156,090	6,404
Wacker Chemie AG	32,520	5,270
Sociedad Química y Minera de Chile SA, Class B (ADR)	64,515	5,230
Givaudan SA	1,315	4,285
Gerdau SA (ADR)	756,311	3,729
Arkema SA	29,860	2,953
Loma Negra Compania Industrial Argentina SA (ADR)	422,194	2,934
Jindal Steel & Power, Ltd.	411,952	2,750
Fresnillo PLC	290,007	2,669
Shandong Sinocera Functional Material Co., Ltd., Class A	551,700	2,280
Corteva, Inc.	33,900	2,045
Wheaton Precious Metals Corp.	40,502	1,951
Amcor PLC (CDI)	164,647	1,844
BASF SE	32,479	1,703
Grupo México, SAB de CV, Series B	347,874	1,647
CCL Industries, Inc., Class B, nonvoting shares	29,494	1,465
OCI NV	42,893	1,456
Umicore SA	34,684	1,178
Koninklijke DSM NV	9,393	1,110
Yunnan Energy New Material Co., Ltd., Class A	58,564	976
Nutrien, Ltd. (CAD denominated)	12,851	949
Glencore PLC	148,930	857
Navin Fluorine International, Ltd.	7,411	385
Polymetal International PLC[1]	76,572	215
Alrosa PJSC[1,3]	1,123,215	— [4]
		260,750
Consumer staples 6.51%
Kweichow Moutai Co., Ltd., Class A	118,807	31,406
ITC, Ltd.	3,967,947	18,530
Bunge, Ltd.	130,307	12,447
Anheuser-Busch InBev SA/NV	175,524	11,704
Varun Beverages, Ltd.	607,857	10,267
Nestlé SA	82,445	10,065
Ajinomoto Co., Inc.	278,099	9,678
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	4,185,469	8,817
Constellation Brands, Inc., Class A	37,454	8,460
Monster Beverage Corp.[1]	156,438	8,449
Philip Morris International, Inc.	85,905	8,354
Arca Continental, SAB de CV	897,662	8,152
Carlsberg A/S, Class B	46,686	7,219
Pernod Ricard SA	28,675	6,497
Raia Drogasil SA, ordinary nominative shares	1,143,615	5,517
American Funds Insurance Series — Page 33 of 262

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
DINO POLSKA SA, non-registered shares[1]	44,236	$4,009
Avenue Supermarts, Ltd.[1]	92,837	3,847
Japan Tobacco, Inc.	181,200	3,825
Dabur India, Ltd.	523,403	3,473
Uni-Charm Corp.	83,700	3,440
British American Tobacco PLC	94,563	3,314
Mondelez International, Inc.	44,461	3,100
L’Oréal SA, non-registered shares	6,141	2,747
Essity Aktiebolag, Class B	89,027	2,546
Proya Cosmetics Co., Ltd., Class A	83,620	2,217
Danone SA	33,298	2,070
Foshan Haitian Flavouring and Food Co., Ltd., Class A	182,596	2,034
JD Health International, Inc.[1]	233,200	1,723
Kao Corp.	43,100	1,683
Wuliangye Yibin Co., Ltd., Class A	51,771	1,480
Reckitt Benckiser Group PLC	18,928	1,438
United Spirits, Ltd.[1]	150,135	1,383
BIM Birlesik Magazalar AS, non-registered shares	127,318	984
X5 Retail Group NV (GDR)[1,3]	88,147	— [4]
		210,875
Communication services 6.06%
Sea, Ltd., Class A (ADR)[1]	435,403	37,684
Alphabet, Inc., Class C1	161,983	16,846
Alphabet, Inc., Class A1	80,909	8,393
Tencent Holdings, Ltd.	411,000	20,083
Bharti Airtel, Ltd.	1,876,344	17,123
Bharti Airtel, Ltd., interim shares	80,154	358
MTN Group, Ltd.	2,396,621	17,125
Meta Platforms, Inc., Class A1	60,726	12,870
América Móvil, SAB de CV, Class B (ADR)	567,426	11,944
Netflix, Inc.[1]	30,686	10,602
NetEase, Inc.	414,300	7,323
NetEase, Inc. (ADR)	26,335	2,329
Telefónica, SA, non-registered shares	1,971,685	8,508
Vodafone Group PLC	4,409,965	4,874
Activision Blizzard, Inc.	48,597	4,160
TIM SA	1,559,599	3,871
Singapore Telecommunications, Ltd.	1,871,400	3,468
Indus Towers, Ltd.	1,660,068	2,891
Informa PLC	288,240	2,463
JCDecaux SE1	88,804	1,865
Telefônica Brasil SA, ordinary nominative shares	211,567	1,614
Yandex NV, Class A1,3	378,730	— [4]
		196,394
Energy 3.73%
Reliance Industries, Ltd.	1,263,338	35,912
TotalEnergies SE	425,078	25,081
Baker Hughes Co., Class A	364,933	10,532
Exxon Mobil Corp.	64,493	7,072
Woodside Energy Group, Ltd.	282,938	6,375
New Fortress Energy, Inc., Class A	196,722	5,789
Hess Corp.	41,002	5,426
BP PLC	822,257	5,206
American Funds Insurance Series — Page 34 of 262

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Cheniere Energy, Inc.	32,638	$5,144
Chevron Corp.	23,771	3,878
Aker BP ASA	103,034	2,528
Shell PLC (GBP denominated)	85,118	2,437
TechnipFMC PLC[1]	171,689	2,344
Borr Drilling, Ltd. (NOK denominated)[1]	120,857	928
Borr Drilling, Ltd.[1]	116,646	884
INPEX Corp.	48,100	512
Galp Energia, SGPS, SA, Class B	40,081	455
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	23,280	243
Gazprom PJSC[3]	945,858	— [4]
Rosneft Oil Co. PJSC[3]	588,661	— [4]
		120,746
Real estate 1.49%
Macrotech Developers, Ltd.[1]	1,264,259	14,324
American Tower Corp. REIT	35,637	7,282
CK Asset Holdings, Ltd.	1,014,000	6,143
ESR Group, Ltd.	2,662,800	4,758
Aliansce Sonae Shopping Centers SA, ordinary nominative shares	1,282,132	4,452
Longfor Group Holdings, Ltd.	1,191,500	3,355
China Resources Mixc Lifestyle Services, Ltd.	550,000	2,896
CTP NV	164,087	2,126
Embassy Office Parks REIT	367,228	1,395
KE Holdings, Inc., Class A (ADR)[1]	54,524	1,027
Sun Hung Kai Properties, Ltd.	24,500	345
Country Garden Services Holdings Co., Ltd.	180,000	314
Ayala Land, Inc.	195,600	95
		48,512
Utilities 1.38%
ENN Energy Holdings, Ltd.	1,619,200	22,118
AES Corp.	410,670	9,889
Enel SpA	688,142	4,203
Power Grid Corporation of India, Ltd.	1,366,963	3,756
China Resources Gas Group, Ltd.	827,600	3,060
Engie SA	98,876	1,564
China Gas Holdings, Ltd.	67,400	95
		44,685
Total common stocks (cost: $2,206,493,000)		2,926,964
Preferred securities 0.92% Consumer discretionary 0.29%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	43,062	5,511
Getir BV, Series D, preferred shares[1,3,5]	7,768	3,736
		9,247
Materials 0.24%
Gerdau SA, preferred nominative shares	1,564,410	7,806
American Funds Insurance Series — Page 35 of 262

unaudited
Preferred securities (continued) Financials 0.20%	Shares	Value (000)
Banco Bradesco SA, preferred nominative shares	1,691,956	$4,396
Itaú Unibanco Holding SA, preferred nominative shares	307,813	1,503
Itaú Unibanco Holding SA (ADR), preferred nominative shares	151,962	740
		6,639
Real estate 0.17%
QuintoAndar, Ltd., Series E, preferred shares[1,3,5]	32,657	4,272
QuintoAndar, Ltd., Series E-1, preferred shares[1,3,5]	8,400	1,099
		5,371
Health care 0.01%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	66,699	483
Industrials 0.01%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	169,406	223
Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,3,5]	34	33
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,5]	1	1
		34
Total preferred securities (cost: $25,595,000)		29,803
Rights & warrants 0.04% Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,6]	128,407	1,008
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	37,386	47
		1,055
Materials 0.01%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 10/30/2023[1,6]	43,474	180
Total rights & warrants (cost: $1,148,000)		1,235
Bonds, notes & other debt instruments 3.09% Bonds & notes of governments & government agencies outside the U.S. 2.49%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 9/30/2029[6]	USD 1,000	912
Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	885	747
Angola (Republic of) 9.50% 11/12/2025	200	199
Angola (Republic of) 8.25% 5/9/2028	500	444
Angola (Republic of) 8.00% 11/26/2029[6]	1,100	946
Angola (Republic of) 8.75% 4/14/2032[6]	280	237
Argentine Republic 1.00% 7/9/2029	32	9
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[7]	2,341	684
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[7]	2,217	582
Argentine Republic 3.875% 1/9/2038 (4.25% on 7/9/2023)[7]	1,091	344
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[7]	2,909	828
Armenia (Republic of) 7.15% 3/26/2025	290	294
Brazil (Federative Republic of) 0% 1/1/2024	BRL 3,900	702
Brazil (Federative Republic of) 10.00% 1/1/2027	19,869	3,681
Brazil (Federative Republic of) 6.00% 5/15/2027[8]	16,741	3,393
American Funds Insurance Series — Page 36 of 262

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Chile (Republic of) 3.10% 5/7/2041	USD 375	$282
Chile (Republic of) 4.34% 3/7/2042	645	572
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY 34,530	5,040
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	32,980	5,201
Colombia (Republic of) 4.50% 1/28/2026	USD 280	269
Colombia (Republic of) 3.25% 4/22/2032	700	523
Colombia (Republic of) 8.00% 4/20/2033	200	205
Colombia (Republic of) 7.50% 2/2/2034	430	424
Colombia (Republic of) 7.375% 9/18/2037	1,090	1,051
Colombia (Republic of) 5.625% 2/26/2044	520	395
Colombia (Republic of) 5.20% 5/15/2049	755	529
Colombia (Republic of) 4.125% 5/15/2051	350	217
Côte d’Ivoire (Republic of) 4.875% 1/30/2032	EUR 150	124
Dominican Republic 8.625% 4/20/2027[6]	USD 575	602
Dominican Republic 5.50% 2/22/2029[6]	275	260
Dominican Republic 11.375% 7/6/2029	DOP 12,800	240
Dominican Republic 7.05% 2/3/2031[6]	USD 150	153
Dominican Republic 13.625% 2/3/2033	DOP 9,000	187
Dominican Republic 6.00% 2/22/2033[6]	USD 150	138
Dominican Republic 7.45% 4/30/2044[6]	1,125	1,085
Dominican Republic 7.45% 4/30/2044	1,000	965
Dominican Republic 5.875% 1/30/2060[6]	280	215
Egypt (Arab Republic of) 5.875% 2/16/2031[6]	365	222
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR 550	358
Egypt (Arab Republic of) 7.625% 5/29/2032[6]	USD 900	574
Egypt (Arab Republic of) 7.625% 5/29/2032	275	175
Egypt (Arab Republic of) 8.50% 1/31/2047	800	467
Egypt (Arab Republic of) 8.875% 5/29/2050	850	504
Egypt (Arab Republic of) 8.75% 9/30/2051	755	443
Egypt (Arab Republic of) 8.15% 11/20/2059[6]	500	280
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	640	451
Export-Import Bank of India 3.25% 1/15/2030	1,180	1,038
Gabonese Republic 6.95% 6/16/2025	540	503
Gabonese Republic 7.00% 11/24/2031	300	230
Ghana (Republic of) 7.75% 4/7/2029[6]	1,125	397
Ghana (Republic of) 8.125% 3/26/2032	1,280	452
Honduras (Republic of) 6.25% 1/19/2027	1,365	1,221
Honduras (Republic of) 5.625% 6/24/2030	678	538
Honduras (Republic of) 5.625% 6/24/2030[6]	281	223
Hungary (Republic of) 6.25% 9/22/2032[6]	330	337
Indonesia (Republic of) 6.625% 2/17/2037	500	576
Indonesia (Republic of) 5.25% 1/17/2042	840	842
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[6]	800	767
Kazakhstan (Republic of) 6.50% 7/21/2045[6]	800	836
Kenya (Republic of) 6.875% 6/24/2024	200	185
Kenya (Republic of) 8.25% 2/28/2048[6]	1,800	1,324
Mongolia (State of) 8.75% 3/9/2024	370	372
Mongolia (State of) 4.45% 7/7/2031	300	224
Morocco (Kingdom of) 5.95% 3/8/2028[6]	255	262
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[7]	880	636
Oman (Sultanate of) 4.875% 2/1/2025[6]	565	558
Oman (Sultanate of) 5.375% 3/8/2027	750	743
Oman (Sultanate of) 6.25% 1/25/2031[6]	600	612
Oman (Sultanate of) 7.00% 1/25/2051	200	195
Panama (Republic of) 3.75% 4/17/2026	425	403
American Funds Insurance Series — Page 37 of 262

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Panama (Republic of) 4.50% 5/15/2047	USD 1,155	$909
Panama (Republic of) 4.50% 4/16/2050	200	153
Panama (Republic of) 4.30% 4/29/2053	400	295
Panama (Republic of) 6.853% 3/28/2054	590	606
Panama (Republic of) 4.50% 1/19/2063	200	145
Paraguay (Republic of) 5.00% 4/15/2026	750	746
Paraguay (Republic of) 4.70% 3/27/2027[6]	400	394
Paraguay (Republic of) 4.95% 4/28/2031	320	311
Peru (Republic of) 3.00% 1/15/2034	425	348
Peru (Republic of) 6.55% 3/14/2037	1,070	1,166
Peru (Republic of) 3.55% 3/10/2051	370	272
Peru (Republic of) 2.78% 12/1/2060	365	219
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	400	371
Philippines (Republic of) 1.648% 6/10/2031	580	467
Philippines (Republic of) 6.375% 10/23/2034	820	923
Philippines (Republic of) 3.95% 1/20/2040	700	601
Philippines (Republic of) 3.70% 3/1/2041	505	419
Philippines (Republic of) 2.95% 5/5/2045	790	571
Poland (Republic of) 4.875% 10/4/2033	600	598
Qatar (State of) 4.50% 4/23/2028[6]	2,000	2,034
Qatar (State of) 4.50% 4/23/2028	600	610
Romania 2.00% 1/28/2032	EUR 1,375	1,055
Romania 2.00% 4/14/2033	300	223
Romania 5.125% 6/15/2048[6]	USD 500	419
Russian Federation 4.25% 6/23/2027[3,9]	1,000	60
Russian Federation 4.375% 3/21/2029[3,6,9]	800	48
Russian Federation 5.10% 3/28/2035[3,9]	1,600	96
Russian Federation 5.25% 6/23/2047[3,9]	1,200	72
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[6]	630	638
Senegal (Republic of) 4.75% 3/13/2028	EUR 950	869
South Africa (Republic of) 5.875% 6/22/2030	USD 1,200	1,128
South Africa (Republic of) 5.875% 4/20/2032	400	364
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	ZAR 26,540	1,213
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[9]	USD 450	168
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[9]	1,170	433
Sri Lanka (Democratic Socialist Republic of) 6.825% 7/18/2026[9]	1,270	472
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[9]	471	170
Tunisia (Republic of) 6.75% 10/31/2023	EUR 465	436
Tunisia (Republic of) 6.75% 10/31/2023	310	291
Tunisia (Republic of) 5.625% 2/17/2024	500	399
Tunisia (Republic of) 5.75% 1/30/2025	USD 625	360
Turkey (Republic of) 11.875% 1/15/2030	800	948
Turkey (Republic of) 5.875% 6/26/2031	1,170	978
Turkey (Republic of) 4.875% 4/16/2043	400	266
Turkey (Republic of) 5.75% 5/11/2047	905	644
Ukraine 8.994% 2/1/2026[9]	600	114
Ukraine 7.75% 9/1/2029[9]	2,328	434
Ukraine 9.75% 11/1/2030[9]	900	172
Ukraine 7.375% 9/25/2034[9]	2,180	384
United Mexican States 4.50% 4/22/2029	300	293
United Mexican States 4.75% 4/27/2032	870	838
United Mexican States 4.75% 3/8/2044	1,090	929
United Mexican States 3.75% 4/19/2071	200	134
United Mexican States, Series M, 7.50% 6/3/2027	MXN 20,360	1,072
United Mexican States, Series M, 7.75% 5/29/2031	43,000	2,240
American Funds Insurance Series — Page 38 of 262

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[9]	USD 64	$5
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[9]	1,149	86
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]	950	71
Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[9]	85	9
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[9]	1,383	149
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]	299	33
Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[9]	129	14
Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[9]	64	7
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[9]	170	18
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]	319	34
Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[9]	106	11
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]	107	11
		80,593
Corporate bonds, notes & loans 0.52% Energy 0.14%
Oleoducto Central SA 4.00% 7/14/2027[6]	255	218
Oleoducto Central SA 4.00% 7/14/2027	200	171
Petrobras Global Finance Co. 6.85% 6/5/2115	314	276
Petróleos Mexicanos 6.875% 8/4/2026	2,585	2,456
Petróleos Mexicanos 6.70% 2/16/2032	622	496
Petrorio Luxembourg SARL 6.125% 6/9/2026	200	188
PTT Exploration and Production PCL 2.993% 1/15/2030	200	177
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]	630	444
		4,426
Financials 0.11%
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	800	680
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	895	728
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]	600	504
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	600	635
Power Financial Corp., Ltd. 6.15% 12/6/2028	432	443
Power Financial Corp., Ltd. 4.50% 6/18/2029	273	256
Power Financial Corp., Ltd. 3.35% 5/16/2031	310	256
		3,502
Utilities 0.08%
AES Panama Generation Holdings SRL 4.375% 5/31/2030[6]	280	241
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]	412	316
Enfragen Energia Sur SA 5.375% 12/30/2030	969	583
State Grid Europe Development (2014) PLC 3.125% 4/7/2025	1,400	1,355
		2,495
Consumer discretionary 0.06%
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	600	475
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	269
Arcos Dorados BV 6.125% 5/27/2029	450	431
Meituan Dianping 3.05% 10/28/2030[6]	400	321
MercadoLibre, Inc. 3.125% 1/14/2031	400	315
Sands China, Ltd. 4.875% 6/18/2030	220	195
		2,006
American Funds Insurance Series — Page 39 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.05%	Principal amount (000)	Value (000)
Braskem Idesa SAPI 7.45% 11/15/2029	USD 775	$623
Braskem Idesa SAPI 7.45% 11/15/2029[6]	300	241
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[6]	230	207
Sasol Financing USA, LLC 5.875% 3/27/2024	500	495
		1,566
Communication services 0.04%
Axiata SPV5 Labuan, Ltd. 3.064% 8/19/2050	357	255
PLDT, Inc. 2.50% 1/23/2031	210	169
Tencent Holdings, Ltd. 3.975% 4/11/2029	400	380
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	580	382
		1,186
Consumer staples 0.02%
Marfrig Global Foods SA 3.95% 1/29/2031	320	244
NBM US Holdings, Inc. 6.625% 8/6/2029[5]	420	389
		633
Industrials 0.01%
Mexico City Airport Trust 4.25% 10/31/2026	475	456
Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030	480	395
Total corporate bonds, notes & loans		16,665
U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.015%) 4.716% 1/31/2024[10,11]	2,730	2,728
Total U.S. Treasury bonds & notes		2,728
Total bonds, notes & other debt instruments (cost: $119,815,000)		99,986
Short-term securities 5.93% Money market investments 5.78%	Shares
Capital Group Central Cash Fund 4.86%[12,13]	1,872,682	187,268
Money market investments purchased with collateral from securities on loan 0.15%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[12,14]	2,692,925	2,693
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[12,14]	2,216,513	2,217
		4,910
Total short-term securities (cost: $192,142,000)		192,178
Total investment securities 100.34% (cost: $2,545,193,000)		3,250,166
Other assets less liabilities (0.34)%		(11,062)
Net assets 100.00%		$3,239,104
American Funds Insurance Series — Page 40 of 262

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	116	June 2023	USD 23,949	$256
10 Year Euro-Bund Futures	Short	11	June 2023	(1,621)	(59)
10 Year Ultra U.S. Treasury Note Futures	Short	29	June 2023	(3,513)	(45)
30 Year Ultra U.S. Treasury Bond Futures	Long	19	June 2023	2,681	101
					$253
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	1,402	EUR	1,322	Citibank	4/17/2023	$(33)
EUR	15	USD	16	Bank of America	4/18/2023	— [4]
USD	1,695	EUR	1,585	JPMorgan Chase	4/18/2023	(26)
ZAR	3,580	USD	197	BNP Paribas	5/5/2023	4
USD	733	BRL	4,100	Citibank	1/2/2024	(37)
						$(92)
Investments in affiliates13

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Short-term securities 5.78%
Money market investments 5.78%
Capital Group Central Cash Fund 4.86%[12]	$167,328	$99,060	$79,137	$2	$15	$187,268	$2,086
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.86%[12]	86		86 [15]			—	— [16]
Total 5.78%				$2	$15	$187,268	$2,086
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares[1,3]	5/26/2021	$5,258	$4,272	.13%
QuintoAndar, Ltd., Series E-1, preferred shares[1,3]	12/20/2021	1,716	1,099.04
Getir BV, Series D, preferred shares[1,3]	5/27/2021	3,500	3,736.12
Canva, Inc.[1,3]	8/26/2021-11/4/2021	656	374.01
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	58	33	.00 [17]
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	2	1	.00 [17]
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	405	389.01
Total		$11,595	$9,904	.31%

American Funds Insurance Series — Page 41 of 262

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $7,021,000, which represented .22% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $9,904,000, which represented .31% of the net assets of the fund.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,653,000, which represented .61% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $279,000, which represented .01% of the net assets of the fund.
[11]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[12]	Rate represents the seven-day yield at 3/31/2023.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Security purchased with cash collateral from securities on loan.
[15]	Represents net activity.
[16]	Dividend income is included with securities lending income and is not shown in this table.
[17]	Amount less than .01%.

Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CNY = Chinese yuan
DOP = Dominican pesos
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MXN = Mexican pesos
NOK = Norwegian kroner
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
ZAR = South African rand
American Funds Insurance Series — Page 42 of 262

Washington Mutual Investors Fund
Investment portfolio
March 31, 2023
unaudited

Common stocks 95.48% Information technology 18.77%	Shares	Value (000)
Broadcom, Inc.	852,766	$547,084
Microsoft Corp.	1,889,066	544,618
Apple, Inc.	828,497	136,619
ASML Holding NV (New York registered) (ADR)	167,095	113,743
Intel Corp.	2,574,508	84,109
TE Connectivity, Ltd.	481,671	63,171
SAP SE (ADR)	407,816	51,609
Motorola Solutions, Inc.	150,740	43,131
Applied Materials, Inc.	349,658	42,948
KLA Corp.	91,690	36,600
QUALCOMM, Inc.	204,184	26,050
Texas Instruments, Inc.	119,302	22,191
Oracle Corp.	235,042	21,840
Synopsys, Inc.[1]	47,178	18,223
NetApp, Inc.	285,109	18,204
EPAM Systems, Inc.[1]	21,637	6,469
Analog Devices, Inc.	28,186	5,559
Micron Technology, Inc.	74,256	4,481
Ciena Corp.[1]	17,550	922
		1,787,571
Health care 18.27%
UnitedHealth Group, Inc.	699,878	330,755
Pfizer, Inc.	5,070,115	206,861
Eli Lilly and Company	437,805	150,351
AbbVie, Inc.	832,552	132,684
Johnson & Johnson	780,854	121,032
AstraZeneca PLC (ADR)	1,711,778	118,815
Humana, Inc.	219,911	106,758
Gilead Sciences, Inc.	1,234,574	102,433
Danaher Corp.	242,022	60,999
Elevance Health, Inc.	111,545	51,290
Abbott Laboratories	503,722	51,007
CVS Health Corp.	625,236	46,461
Bristol-Myers Squibb Company	652,881	45,251
The Cigna Group	150,820	38,539
Vertex Pharmaceuticals, Inc.[1]	113,231	35,676
Thermo Fisher Scientific, Inc.	38,181	22,006
Regeneron Pharmaceuticals, Inc.[1]	25,933	21,308
Merck & Co., Inc.	189,537	20,165
Zoetis, Inc., Class A	100,233	16,683
Novo Nordisk A/S, Class B (ADR)	95,650	15,222
Edwards Lifesciences Corp.[1]	140,475	11,621
Roche Holding AG (ADR)[2]	322,207	11,554
Molina Healthcare, Inc.[1]	37,656	10,073
ResMed, Inc.	24,754	5,421
American Funds Insurance Series — Page 43 of 262

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Baxter International, Inc.	114,187	$4,631
Sanofi (ADR)	36,949	2,011
		1,739,607
Financials 14.18%
Marsh & McLennan Companies, Inc.	1,329,999	221,511
JPMorgan Chase & Co.	965,910	125,868
CME Group, Inc., Class A	582,913	111,639
BlackRock, Inc.	147,195	98,491
Chubb, Ltd.	444,002	86,216
Visa, Inc., Class A	290,482	65,492
Wells Fargo & Company	1,619,029	60,519
Discover Financial Services	463,426	45,805
Morgan Stanley	458,940	40,295
Mastercard, Inc., Class A	110,216	40,054
S&P Global, Inc.	111,373	38,398
Blackstone, Inc., nonvoting shares	427,289	37,533
Goldman Sachs Group, Inc.	105,689	34,572
Capital One Financial Corp.	347,968	33,461
Citizens Financial Group, Inc.	1,053,033	31,981
KKR & Co., Inc.	601,229	31,577
Bank of America Corp.	1,019,628	29,161
Apollo Asset Management, Inc.	443,289	27,998
Nasdaq, Inc.	458,289	25,055
Aon PLC, Class A	75,142	23,691
KeyCorp	1,876,997	23,500
Intercontinental Exchange, Inc.	210,368	21,939
Brookfield Asset Management, Ltd., Class A	543,461	17,782
Fidelity National Information Services, Inc.	296,981	16,135
Toronto-Dominion Bank[2]	236,859	14,188
Canadian Imperial Bank of Commerce	314,940	13,360
PNC Financial Services Group, Inc.	100,195	12,735
Arthur J. Gallagher & Co.	56,249	10,761
Carlyle Group, Inc.	263,319	8,179
Progressive Corp.	14,654	2,096
Charles Schwab Corp.	19,606	1,027
		1,351,019
Industrials 11.24%
Northrop Grumman Corp.	364,850	168,459
Raytheon Technologies Corp.	974,797	95,462
Caterpillar, Inc.	413,486	94,622
Lockheed Martin Corp.	187,790	88,774
CSX Corp.	2,536,383	75,939
Norfolk Southern Corp.	331,048	70,182
L3Harris Technologies, Inc.	313,603	61,541
Boeing Company[1]	263,490	55,973
Union Pacific Corp.	168,999	34,013
Waste Connections, Inc.	210,232	29,237
General Electric Co.	304,370	29,098
Paychex, Inc.	242,129	27,746
Equifax, Inc.	124,594	25,273
ABB, Ltd. (ADR)	710,074	24,355
United Parcel Service, Inc., Class B	123,077	23,876
Robert Half International, Inc.	288,418	23,238
American Funds Insurance Series — Page 44 of 262

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Honeywell International, Inc.	107,327	$20,512
Rockwell Automation	59,498	17,460
Carrier Global Corp.	317,475	14,524
Republic Services, Inc.	102,563	13,869
PACCAR, Inc.	163,252	11,950
BAE Systems PLC (ADR)[2]	214,304	10,580
Huntington Ingalls Industries, Inc.	47,307	9,793
Johnson Controls International PLC	159,861	9,627
HEICO Corp.	49,911	8,537
Delta Air Lines, Inc.[1]	189,145	6,605
Air Lease Corp., Class A	157,245	6,191
RELX PLC (ADR)	186,041	6,035
Broadridge Financial Solutions, Inc.	37,363	5,476
Waste Management, Inc.	11,150	1,819
		1,070,766
Consumer staples 8.57%
Philip Morris International, Inc.	1,666,855	162,102
Target Corp.	566,534	93,835
Archer Daniels Midland Company	1,147,831	91,436
Keurig Dr Pepper, Inc.	1,548,989	54,648
Altria Group, Inc.	1,025,483	45,757
Kraft Heinz Company	1,133,294	43,825
Procter & Gamble Company	268,947	39,990
Reckitt Benckiser Group PLC (ADR)[2]	2,132,114	32,991
Constellation Brands, Inc., Class A	143,792	32,481
General Mills, Inc.	345,764	29,549
Nestlé SA (ADR)	231,048	28,116
Hormel Foods Corp.	649,176	25,889
Costco Wholesale Corp.	50,498	25,091
Dollar General Corp.	115,020	24,207
Mondelez International, Inc.	266,179	18,558
British American Tobacco PLC (ADR)	500,992	17,595
Church & Dwight Co., Inc.	149,274	13,197
Walgreens Boots Alliance, Inc.	316,943	10,960
Unilever PLC (ADR)	182,913	9,499
Danone (ADR)	694,054	8,655
Kimberly-Clark Corp.	55,351	7,429
		815,810
Consumer discretionary 6.96%
Home Depot, Inc.	574,596	169,575
YUM! Brands, Inc.	680,167	89,837
General Motors Company	1,894,940	69,506
Darden Restaurants, Inc.	417,301	64,748
Lennar Corp., Class A	515,314	54,165
NIKE, Inc., Class B	321,461	39,424
TJX Companies, Inc.	475,219	37,238
Wynn Resorts, Ltd.[1]	326,400	36,528
D.R. Horton, Inc.	283,590	27,704
Chipotle Mexican Grill, Inc.[1]	9,251	15,803
Starbucks Corp.	143,062	14,897
Aptiv PLC[1]	104,868	11,765
VF Corp.	440,631	10,095
Royal Caribbean Cruises, Ltd.[1]	119,188	7,783
American Funds Insurance Series — Page 45 of 262

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Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
McDonald’s Corp.	21,948	$6,137
Polaris, Inc.	52,835	5,845
Amazon.com, Inc.[1]	17,265	1,783
		662,833
Communication services 5.08%
Comcast Corp., Class A	6,691,769	253,685
Alphabet, Inc., Class C1	1,015,188	105,580
Alphabet, Inc., Class A1	608,831	63,154
Meta Platforms, Inc., Class A1	189,906	40,249
Activision Blizzard, Inc.	138,701	11,871
Electronic Arts, Inc.	36,898	4,444
Deutsche Telekom AG (ADR)	142,813	3,455
Netflix, Inc.[1]	3,715	1,283
		483,721
Energy 5.03%
Pioneer Natural Resources Company	430,770	87,980
Chevron Corp.	508,851	83,024
Exxon Mobil Corp.	675,947	74,124
Baker Hughes Co., Class A	2,189,041	63,176
ConocoPhillips	630,309	62,533
Canadian Natural Resources, Ltd.	665,647	36,844
EOG Resources, Inc.	258,128	29,589
Halliburton Company	748,753	23,691
TC Energy Corp.	473,648	18,430
		479,391
Materials 2.71%
Linde PLC	252,914	89,896
Corteva, Inc.	682,512	41,162
Rio Tinto PLC (ADR)	501,584	34,409
Mosaic Co.	673,869	30,917
Nucor Corp.	125,314	19,357
LyondellBasell Industries NV	162,588	15,265
Albemarle Corp.	55,023	12,162
Celanese Corp.	105,110	11,446
H.B. Fuller Co.	49,263	3,372
		257,986
Utilities 2.68%
Constellation Energy Corp.	896,504	70,376
Sempra Energy	458,033	69,236
Entergy Corp.	350,024	37,712
CMS Energy Corp.	395,801	24,294
Public Service Enterprise Group, Inc.	235,300	14,694
NextEra Energy, Inc.	174,311	13,436
FirstEnergy Corp.	315,920	12,656
Dominion Energy, Inc.	123,750	6,919
Evergy, Inc.	95,724	5,851
		255,174
American Funds Insurance Series — Page 46 of 262

unaudited
Common stocks (continued) Real estate 1.99%	Shares	Value (000)
Extra Space Storage, Inc. REIT	363,771	$59,269
Welltower, Inc. REIT	527,875	37,844
Public Storage REIT	86,267	26,065
American Tower Corp. REIT	105,991	21,658
Equinix, Inc. REIT	28,519	20,563
Digital Realty Trust, Inc. REIT	174,296	17,135
Regency Centers Corp. REIT	115,400	7,060
		189,594
Total common stocks (cost: $7,319,824,000)		9,093,472
Convertible stocks 0.34% Health care 0.19%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 6/1/2023	197,800	9,835
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023[2]	6,821	8,692
		18,527
Financials 0.08%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	113,300	7,189
Utilities 0.07%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	90,700	4,204
American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023	56,400	2,839
		7,043
Total convertible stocks (cost: $33,103,000)		32,759
Short-term securities 4.21% Money market investments 4.05%
Capital Group Central Cash Fund 4.86%[3,4]	3,857,536	385,754
Money market investments purchased with collateral from securities on loan 0.16%
Capital Group Central Cash Fund 4.86%[3,4,5]	118,384	11,838
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[3,5]	1,977,013	1,977
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[3,5]	1,078,702	1,079
		14,894
Total short-term securities (cost: $400,564,000)		400,648
Total investment securities 100.03% (cost: $7,753,491,000)		9,526,879
Other assets less liabilities (0.03)%		(3,325)
Net assets 100.00%		$9,523,554
American Funds Insurance Series — Page 47 of 262

unaudited
Investments in affiliates4

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Short-term securities 4.17%
Money market investments 4.05%
Capital Group Central Cash Fund 4.86%[3]	$384,669	$301,118	$300,065	$(1)	$33	$385,754	$4,729
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 4.86%[3,5]	6,338	5,500 [6]				11,838	— [7]
Total 4.17%				$(1)	$33	$397,592	$4,729

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $15,980,000, which represented .17% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 3/31/2023.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 48 of 262

Capital World Growth and Income Fund®
Investment portfolio
March 31, 2023
unaudited

Common stocks 95.38% Information technology 17.66%	Shares	Value (000)
Microsoft Corp.	191,236	$55,133
Broadcom, Inc.	81,666	52,392
Taiwan Semiconductor Manufacturing Company, Ltd.	2,524,400	44,722
ASML Holding NV	45,569	31,137
Apple, Inc.	117,384	19,357
Tokyo Electron, Ltd.	105,600	12,912
EPAM Systems, Inc.[1]	38,912	11,635
Capgemini SE	47,479	8,831
Micron Technology, Inc.	137,042	8,269
NVIDIA Corp.	24,839	6,900
TE Connectivity, Ltd.	37,876	4,967
Accenture PLC, Class A	16,393	4,685
Intel Corp.	119,529	3,905
Salesforce, Inc.[1]	18,845	3,765
Logitech International SA	63,731	3,703
Delta Electronics, Inc.	326,000	3,238
Shopify, Inc., Class A, subordinate voting shares[1]	67,145	3,219
Keyence Corp.	6,400	3,138
Hexagon AB, Class B	252,814	2,909
Oracle Corp.	30,467	2,831
Applied Materials, Inc.	22,586	2,774
Ceridian HCM Holding, Inc.[1]	37,048	2,713
Synopsys, Inc.[1]	6,553	2,531
OBIC Co., Ltd.	15,200	2,403
GlobalWafers Co., Ltd.	133,000	2,285
MediaTek, Inc.	61,000	1,592
Lasertec Corp.	8,872	1,573
SK hynix, Inc.	22,772	1,571
Cognizant Technology Solutions Corp., Class A	24,853	1,514
Snowflake, Inc., Class A1	9,034	1,394
Disco Corp.	11,100	1,292
Fujitsu, Ltd.	8,700	1,176
Infosys, Ltd.	61,365	1,072
ServiceNow, Inc.[1]	2,000	929
Texas Instruments, Inc.	1,840	342
Wolfspeed, Inc.[1]	2,927	190
		312,999
Health care 14.85%
UnitedHealth Group, Inc.	68,901	32,562
Abbott Laboratories	236,292	23,927
Eli Lilly and Company	56,409	19,372
AstraZeneca PLC	117,908	16,366
Gilead Sciences, Inc.	171,538	14,233
Novo Nordisk A/S, Class B	86,290	13,694
Daiichi Sankyo Company, Ltd.	338,400	12,350
American Funds Insurance Series — Page 49 of 262

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Takeda Pharmaceutical Company, Ltd.	355,400	$11,673
Thermo Fisher Scientific, Inc.	19,752	11,384
Pfizer, Inc.	250,278	10,211
GE HealthCare Technologies, Inc.[1]	97,809	8,023
Stryker Corp.	28,018	7,998
Centene Corp.[1]	116,967	7,394
Siemens Healthineers AG	113,023	6,500
Novartis AG	64,231	5,897
Bayer AG	84,087	5,356
Vertex Pharmaceuticals, Inc.[1]	16,873	5,316
AbbVie, Inc.	30,715	4,895
Amgen, Inc.	16,269	3,933
Sanofi	33,842	3,685
Olympus Corp.	208,400	3,660
Insulet Corp.[1]	8,552	2,728
Medtronic PLC	33,194	2,676
Shionogi & Co., Ltd.	52,400	2,370
PerkinElmer, Inc.	17,633	2,350
Carl Zeiss Meditec AG, non-registered shares	16,211	2,251
EssilorLuxottica	12,169	2,197
DexCom, Inc.[1]	17,509	2,034
Zoetis, Inc., Class A	11,180	1,861
Intuitive Surgical, Inc.[1]	7,213	1,843
Lonza Group AG	2,911	1,751
The Cigna Group	6,310	1,612
CSL, Ltd.	7,891	1,523
Penumbra, Inc.[1]	5,368	1,496
Eurofins Scientific SE, non-registered shares	21,148	1,419
CVS Health Corp.	16,381	1,217
ResMed, Inc.	5,447	1,193
Regeneron Pharmaceuticals, Inc.[1]	1,365	1,122
Rede D’Or Sao Luiz SA	240,194	1,007
Catalent, Inc.[1]	13,075	859
Agilon Health, Inc.[1]	19,961	474
Guardant Health, Inc.[1]	16,070	377
Molina Healthcare, Inc.[1]	1,089	291
Alnylam Pharmaceuticals, Inc.[1]	860	172
		263,252
Industrials 13.19%
Airbus SE, non-registered shares	162,204	21,730
General Electric Co.	210,706	20,143
Carrier Global Corp.	261,108	11,946
Safran SA	75,268	11,178
BAE Systems PLC	877,566	10,639
Raytheon Technologies Corp.	95,548	9,357
Boeing Company[1]	43,829	9,311
Deere & Company	21,448	8,855
Siemens AG	53,939	8,731
Recruit Holdings Co., Ltd.	314,250	8,710
Melrose Industries PLC	3,577,976	7,375
Caterpillar, Inc.	31,106	7,118
Lockheed Martin Corp.	13,247	6,262
Mitsui & Co., Ltd.	178,300	5,557
TransDigm Group, Inc.	7,487	5,518
American Funds Insurance Series — Page 50 of 262

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
CSX Corp.	171,897	$5,147
L3Harris Technologies, Inc.	25,517	5,007
Bureau Veritas SA	173,599	4,988
LIXIL Corp.	282,500	4,659
Deutsche Post AG	80,542	3,762
Daikin Industries, Ltd.	19,000	3,406
RELX PLC	103,724	3,358
Johnson Controls International PLC	53,840	3,242
Brenntag SE	38,743	2,908
Compagnie de Saint-Gobain SA, non-registered shares	50,238	2,860
Legrand SA	28,600	2,616
ASSA ABLOY AB, Class B	104,956	2,520
Canadian Pacific Railway, Ltd.	31,797	2,446
International Consolidated Airlines Group SA (CDI)[1]	1,197,907	2,240
Schneider Electric SE	13,165	2,201
Thales SA	14,698	2,173
The Weir Group PLC	93,960	2,156
MTU Aero Engines AG	7,929	1,983
Rockwell Automation	6,529	1,916
Rentokil Initial PLC	256,104	1,873
Techtronic Industries Co., Ltd.	170,000	1,856
VINCI SA	15,475	1,776
Northrop Grumman Corp.	3,702	1,709
Waste Connections, Inc.	11,403	1,586
BayCurrent Consulting, Inc.	37,600	1,560
Bunzl PLC	38,203	1,444
SMC Corp.	2,700	1,432
AB Volvo, Class B	62,128	1,281
SS&C Technologies Holdings, Inc.	20,544	1,160
Adecco Group AG	31,507	1,147
Larsen & Toubro, Ltd.	41,525	1,094
Nidec Corp.[2]	20,500	1,064
Atlas Copco AB, Class B	88,516	1,018
ManpowerGroup, Inc.	11,115	917
ITOCHU Corp.	25,750	839
		233,774
Financials 11.01%
Zurich Insurance Group AG	33,178	15,875
AIA Group, Ltd.	1,422,399	14,946
Kotak Mahindra Bank, Ltd.	526,760	11,115
HDFC Bank, Ltd.	432,284	8,499
HDFC Bank, Ltd. (ADR)	13,515	901
ING Groep NV	710,375	8,451
JPMorgan Chase & Co.	58,181	7,582
Ping An Insurance (Group) Company of China, Ltd., Class H	1,089,500	7,062
Ping An Insurance (Group) Company of China, Ltd., Class A	10,900	72
B3 SA - Brasil, Bolsa, Balcao	3,227,412	6,591
Toronto-Dominion Bank (CAD denominated)	94,272	5,647
Mastercard, Inc., Class A	15,273	5,550
Morgan Stanley	62,556	5,492
Aon PLC, Class A	15,395	4,854
Blackstone, Inc., nonvoting shares	54,273	4,767
Chubb, Ltd.	22,764	4,420
Discover Financial Services	42,758	4,226
American Funds Insurance Series — Page 51 of 262

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Nasdaq, Inc.	76,734	$4,195
DBS Group Holdings, Ltd.	163,800	4,071
HDFC Life Insurance Company, Ltd.	666,913	4,059
DNB Bank ASA	199,545	3,579
Intercontinental Exchange, Inc.	34,315	3,579
S&P Global, Inc.	8,780	3,027
China Merchants Bank Co., Ltd., Class A	408,272	2,031
China Merchants Bank Co., Ltd., Class H	174,903	891
Citigroup, Inc.	60,832	2,852
Fairfax Financial Holdings, Ltd., subordinate voting shares	3,997	2,658
KBC Groep NV	38,156	2,623
AXA SA	82,982	2,537
Israel Discount Bank, Ltd., Class A	488,313	2,402
FinecoBank SpA	153,752	2,364
Banco Santander, SA	604,537	2,252
BNP Paribas SA	35,889	2,147
CME Group, Inc., Class A	11,047	2,116
Worldline SA, non-registered shares[1]	46,097	1,959
MSCI, Inc.	3,463	1,938
Wells Fargo & Company	51,625	1,930
National Bank of Canada[2]	26,966	1,929
Apollo Asset Management, Inc.	30,286	1,913
Arthur J. Gallagher & Co.	9,079	1,737
United Overseas Bank, Ltd.	74,800	1,678
Postal Savings Bank of China Co., Ltd., Class H	2,629,000	1,567
East Money Information Co., Ltd., Class A	516,900	1,516
Goldman Sachs Group, Inc.	4,595	1,503
Power Corporation of Canada, subordinate voting shares[2]	58,745	1,501
Blue Owl Capital, Inc., Class A	134,011	1,485
Macquarie Group, Ltd.	11,334	1,335
American International Group, Inc.	25,619	1,290
Marsh & McLennan Companies, Inc.	7,341	1,223
Great-West Lifeco, Inc.	45,387	1,203
Axis Bank, Ltd.	106,988	1,120
PagSeguro Digital, Ltd., Class A1	128,445	1,101
XP, Inc., Class A1	86,047	1,021
Bajaj Finance, Ltd.	12,773	875
Aegon NV	196,376	844
PNC Financial Services Group, Inc.	4,984	634
ICICI Bank, Ltd.	18,525	199
Tryg A/S	7,492	164
Lufax Holding, Ltd. (ADR)	50,100	102
Sberbank of Russia PJSC[3]	3,196,952	— [4]
		195,200
Consumer discretionary 9.38%
LVMH Moët Hennessy-Louis Vuitton SE	40,454	37,074
Home Depot, Inc.	61,186	18,057
Booking Holdings, Inc.[1]	3,722	9,872
Amazon.com, Inc.[1]	94,550	9,766
General Motors Company	257,410	9,442
Flutter Entertainment PLC[1]	44,455	8,086
Cie. Financière Richemont SA, Class A	39,116	6,270
Restaurant Brands International, Inc.	42,846	2,877
Restaurant Brands International, Inc. (CAD denominated)	42,155	2,830
American Funds Insurance Series — Page 52 of 262

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Marriott International, Inc., Class A	28,977	$4,811
Chipotle Mexican Grill, Inc.[1]	2,710	4,630
Industria de Diseño Textil, SA	129,849	4,361
Lennar Corp., Class A	38,544	4,051
Sony Group Corp.	39,400	3,582
Shimano, Inc.	19,200	3,331
Evolution AB	24,662	3,309
Sands China, Ltd.[1]	857,200	2,992
Tesla, Inc.[1]	13,016	2,700
Stellantis NV	139,235	2,533
InterContinental Hotels Group PLC	37,124	2,439
NIKE, Inc., Class B	19,311	2,368
YUM! Brands, Inc.	16,678	2,203
Astra International Tbk PT	5,314,400	2,134
Darden Restaurants, Inc.	13,635	2,116
MercadoLibre, Inc.[1]	1,428	1,882
Pan Pacific International Holdings Corp.	93,100	1,802
Midea Group Co., Ltd., Class A	194,700	1,529
Kindred Group PLC (SDR)	127,475	1,425
Rivian Automotive, Inc., Class A1	91,806	1,421
Li Ning Co., Ltd.	153,500	1,210
NEXT PLC	14,338	1,165
Royal Caribbean Cruises, Ltd.[1]	15,976	1,043
Aristocrat Leisure, Ltd.	36,903	923
Wynn Macau, Ltd.[1]	826,400	808
JD.com, Inc., Class A	31,400	688
Entain PLC	14,405	224
Hermès International	105	213
Bandai Namco Holdings, Inc.	1,200	26
		166,193
Consumer staples 7.71%
Philip Morris International, Inc.	292,563	28,452
Nestlé SA	107,153	13,081
Kroger Co.	168,209	8,304
Keurig Dr Pepper, Inc.	229,791	8,107
Seven & i Holdings Co., Ltd.	173,280	7,817
British American Tobacco PLC	207,796	7,282
Imperial Brands PLC	283,128	6,511
Kweichow Moutai Co., Ltd., Class A	23,200	6,133
Ocado Group PLC[1]	878,724	5,832
Ajinomoto Co., Inc.	151,500	5,272
Bunge, Ltd.	51,380	4,908
Dollar Tree Stores, Inc.[1]	32,599	4,680
Danone SA	67,283	4,183
Arca Continental, SAB de CV	422,122	3,833
Target Corp.	22,231	3,682
Constellation Brands, Inc., Class A	15,301	3,456
Treasury Wine Estates, Ltd.	355,546	3,119
ITC, Ltd.	594,724	2,777
Varun Beverages, Ltd.	150,549	2,543
Altria Group, Inc.	54,738	2,442
Kao Corp.	41,100	1,605
Essity Aktiebolag, Class B	49,302	1,410
Wilmar International, Ltd.	213,800	679
American Funds Insurance Series — Page 53 of 262

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Pernod Ricard SA	1,544	$350
Costco Wholesale Corp.	507	252
		136,710
Materials 6.97%
Vale SA, ordinary nominative shares	1,435,847	22,745
Vale SA (ADR), ordinary nominative shares	740,610	11,687
Fortescue Metals Group, Ltd.	1,224,569	18,415
Rio Tinto PLC	164,036	11,117
Freeport-McMoRan, Inc.	229,611	9,393
Linde PLC	20,860	7,414
Air Liquide SA, non-registered shares	34,708	5,815
Air Liquide SA, bonus shares[1]	8,561	1,434
Shin-Etsu Chemical Co., Ltd.	192,000	6,227
BHP Group, Ltd. (CDI)	113,284	3,585
Evonik Industries AG	153,095	3,214
First Quantum Minerals, Ltd.	123,302	2,835
Air Products and Chemicals, Inc.	8,673	2,491
Glencore PLC	428,510	2,465
Albemarle Corp.	10,865	2,402
Barrick Gold Corp. (CAD denominated)	121,716	2,260
HeidelbergCement AG	30,373	2,215
Akzo Nobel NV	26,892	2,099
CRH PLC	34,087	1,723
Amcor PLC (CDI)	147,168	1,648
Dow, Inc.	22,324	1,224
Corteva, Inc.	17,755	1,071
		123,479
Communication services 5.93%
Alphabet, Inc., Class C1	204,022	21,218
Alphabet, Inc., Class A1	88,441	9,174
Netflix, Inc.[1]	29,613	10,231
Comcast Corp., Class A	220,473	8,358
Meta Platforms, Inc., Class A1	37,585	7,966
Publicis Groupe SA	95,903	7,492
Sea, Ltd., Class A (ADR)[1]	84,377	7,303
SoftBank Corp.	528,685	6,099
NetEase, Inc.	337,900	5,972
Deutsche Telekom AG	158,538	3,840
Universal Music Group NV	141,815	3,585
Bharti Airtel, Ltd.	331,260	3,023
Bharti Airtel, Ltd., interim shares	13,994	62
Take-Two Interactive Software, Inc.[1]	24,373	2,908
Singapore Telecommunications, Ltd.	1,510,800	2,800
Omnicom Group, Inc.	21,678	2,045
Nippon Telegraph and Telephone Corp.	53,400	1,595
Tencent Holdings, Ltd.	29,500	1,441
Yandex NV, Class A1,3	151,598	— [4]
		105,112
Energy 5.36%
Canadian Natural Resources, Ltd. (CAD denominated)	402,571	22,278
TotalEnergies SE	175,563	10,359
Baker Hughes Co., Class A	308,292	8,897
American Funds Insurance Series — Page 54 of 262

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
EOG Resources, Inc.	76,456	$8,764
BP PLC	919,251	5,820
Tourmaline Oil Corp.	121,991	5,084
Cameco Corp. (CAD denominated)	147,245	3,856
Cameco Corp.	43,262	1,132
Cenovus Energy, Inc. (CAD denominated)	276,283	4,820
Shell PLC (GBP denominated)	147,287	4,218
Reliance Industries, Ltd.	140,441	3,992
Woodside Energy Group, Ltd.	119,566	2,694
Woodside Energy Group, Ltd. (CDI)	21,821	488
ConocoPhillips	29,431	2,920
TC Energy Corp. (CAD denominated)	74,003	2,879
Suncor Energy, Inc.	79,567	2,470
Exxon Mobil Corp.	18,586	2,038
Aker BP ASA	71,132	1,745
Var Energi ASA[2]	129,525	316
Halliburton Company	6,100	193
Gazprom PJSC[3]	2,248,304	— [4]
		94,963
Utilities 2.49%
Iberdrola, SA, non-registered shares	495,158	6,168
DTE Energy Company	50,520	5,534
E.ON SE	423,523	5,283
PG&E Corp.[1]	311,176	5,032
Engie SA	224,709	3,554
Engie SA, bonus shares	41,586	657
China Resources Gas Group, Ltd.	974,532	3,603
Edison International	50,821	3,587
NextEra Energy, Inc.	39,616	3,054
Power Grid Corporation of India, Ltd.	1,107,631	3,043
Enel SpA	312,172	1,907
AES Corp.	44,200	1,064
Public Service Enterprise Group, Inc.	14,569	910
Constellation Energy Corp.	10,606	833
		44,229
Real estate 0.83%
Crown Castle, Inc. REIT	38,833	5,197
Longfor Group Holdings, Ltd.	793,238	2,233
American Tower Corp. REIT	10,183	2,081
China Resources Mixc Lifestyle Services, Ltd.	326,600	1,719
W. P. Carey, Inc. REIT	17,786	1,377
Sun Hung Kai Properties, Ltd.	70,500	992
Iron Mountain, Inc. REIT	11,618	615
Americold Realty Trust, Inc. REIT	20,200	575
		14,789
Total common stocks (cost: $1,317,717,000)		1,690,700
Preferred securities 0.09% Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	7,190	920
American Funds Insurance Series — Page 55 of 262

unaudited
Preferred securities (continued) Health care 0.03%	Shares	Value (000)
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	$433
Financials 0.01%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	58,870	101
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	61,516	98
		199
Total preferred securities (cost: $2,219,000)		1,552
Convertible bonds & notes 0.06% Communication services 0.06%	Principal amount (000)
Sea, Ltd., convertible notes, 2.375% 12/1/2025	USD 952	1,166
Total convertible bonds & notes (cost: $2,437,000)		1,166
Bonds, notes & other debt instruments 0.35% Corporate bonds, notes & loans 0.29% Health care 0.15%
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	1,600	1,602
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	1,100	996
		2,598
Consumer discretionary 0.07%
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[5]	647	690
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	390	345
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	151	158
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]	125	133
		1,326
Energy 0.04%
TransCanada PipeLines, Ltd. 5.10% 3/15/2049	800	745
Financials 0.03%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[6]	709	475
Total corporate bonds, notes & loans		5,144
Bonds & notes of governments & government agencies outside the U.S. 0.06%
United Mexican States, Series M, 8.00% 12/7/2023	MXN 20,000	1,084
Total bonds, notes & other debt instruments (cost: $6,568,000)		6,228
Short-term securities 4.23% Money market investments 3.98%	Shares
Capital Group Central Cash Fund 4.86%[7,8]	705,172	70,517
American Funds Insurance Series — Page 56 of 262

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.25%	Shares	Value (000)
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[7,9]	3,080,915	$3,081
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[7,9]	1,209,857	1,210
Capital Group Central Cash Fund 4.86%[7,8,9]	1,111	111
		4,402
Total short-term securities (cost: $74,918,000)		74,919
Total investment securities 100.11% (cost: $1,403,859,000)		1,774,565
Other assets less liabilities (0.11)%		(2,029)
Net assets 100.00%		$1,772,536
Investments in affiliates8

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Short-term securities 3.98%
Money market investments 3.98%
Capital Group Central Cash Fund 4.86%[7]	$693	$134,359	$64,535	$(1)	$1	$70,517	$453
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.86%[7,9]	111					111	— [10]
Total 3.98%				$(1)	$1	$70,628	$453

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $4,657,000, which represented .26% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,326,000, which represented .07% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 3/31/2023.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
USD = U.S. dollars
American Funds Insurance Series — Page 57 of 262

Growth-Income Fund
Investment portfolio
March 31, 2023
unaudited

Common stocks 92.14% Information technology 17.80%	Shares	Value (000)
Microsoft Corp.	7,657,151	$2,207,557
Broadcom, Inc.	2,337,549	1,499,631
Apple, Inc.	1,666,424	274,793
ASML Holding NV	215,068	146,955
ASML Holding NV (New York registered) (ADR)	137,293	93,457
Taiwan Semiconductor Manufacturing Company, Ltd.	12,123,000	214,769
Applied Materials, Inc.	1,686,100	207,104
Accenture PLC, Class A	703,659	201,113
Micron Technology, Inc.	3,224,995	194,596
ServiceNow, Inc.[1]	294,412	136,819
GoDaddy, Inc., Class A1	1,402,444	108,998
NVIDIA Corp.	344,765	95,765
Analog Devices, Inc.	398,402	78,573
Intel Corp.	2,300,000	75,141
QUALCOMM, Inc.	564,911	72,071
Texas Instruments, Inc.	309,811	57,628
Snowflake, Inc., Class A1	360,942	55,690
Adobe, Inc.[1]	143,116	55,153
KLA Corp.	116,000	46,304
MKS Instruments, Inc.	481,000	42,626
Cognizant Technology Solutions Corp., Class A	682,850	41,606
Ceridian HCM Holding, Inc.[1]	561,543	41,116
Datadog, Inc., Class A1	365,800	26,579
Lam Research Corp.	50,039	26,527
Trimble, Inc.[1]	443,800	23,264
Dye & Durham, Ltd.[2]	1,042,800	13,873
		6,037,708
Industrials 16.22%
General Electric Co.	7,906,576	755,869
Raytheon Technologies Corp.	6,690,107	655,162
Northrop Grumman Corp.	615,102	284,005
TransDigm Group, Inc.	379,321	279,579
TFI International, Inc.	2,306,953	275,196
Carrier Global Corp.	5,549,584	253,893
Airbus SE, non-registered shares	1,617,590	216,703
Woodward, Inc.	2,204,500	214,652
Waste Connections, Inc.	1,425,463	198,239
General Dynamics Corp.	848,975	193,745
Old Dominion Freight Line, Inc.	525,000	178,941
Automatic Data Processing, Inc.	718,796	160,026
BWX Technologies, Inc.	2,159,505	136,135
L3Harris Technologies, Inc.	687,290	134,874
Waste Management, Inc.	766,417	125,056
Equifax, Inc.	597,507	121,198
Concentrix Corp.	904,367	109,926
American Funds Insurance Series — Page 58 of 262

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
ITT, Inc.	1,244,379	$107,390
Broadridge Financial Solutions, Inc.	675,596	99,022
United Rentals, Inc.	248,000	98,148
United Airlines Holdings, Inc.[1]	1,946,966	86,153
GFL Environmental, Inc., subordinate voting shares	2,413,273	83,113
Air Lease Corp., Class A	2,097,300	82,571
Safran SA	539,713	80,150
Fortive Corp.	1,085,000	73,964
Union Pacific Corp.	351,000	70,642
Lincoln Electric Holdings, Inc.	393,900	66,608
Norfolk Southern Corp.	313,659	66,496
Honeywell International, Inc.	326,356	62,373
Boeing Company[1]	270,800	57,526
TELUS International (Cda), Inc., subordinate voting shares[1]	2,302,991	46,590
Lockheed Martin Corp.	75,000	35,455
CSX Corp.	1,171,873	35,086
Otis Worldwide Corp.	268,100	22,628
Fastenal Co.	379,747	20,484
Paychex, Inc.	127,131	14,568
		5,502,166
Health care 12.74%
UnitedHealth Group, Inc.	1,544,508	729,919
Abbott Laboratories	6,089,324	616,605
AbbVie, Inc.	3,496,912	557,303
Novo Nordisk A/S, Class B	2,011,679	319,239
GE HealthCare Technologies, Inc.[1]	3,616,565	296,667
AstraZeneca PLC	1,209,323	167,854
AstraZeneca PLC (ADR)	721,200	50,059
Thermo Fisher Scientific, Inc.	321,657	185,393
Eli Lilly and Company	487,974	167,580
Humana, Inc.	322,703	156,659
Bristol-Myers Squibb Company	2,129,278	147,580
Seagen, Inc.[1]	641,615	129,908
PerkinElmer, Inc.	769,600	102,557
Takeda Pharmaceutical Company, Ltd.	3,045,800	100,041
Pfizer, Inc.	2,180,169	88,951
Zoetis, Inc., Class A	400,684	66,690
Gilead Sciences, Inc.	655,000	54,345
Elevance Health, Inc.	105,511	48,515
Stryker Corp.	148,897	42,506
Regeneron Pharmaceuticals, Inc.[1]	51,724	42,500
Penumbra, Inc.[1]	150,905	42,056
Danaher Corp.	148,848	37,516
Tandem Diabetes Care, Inc.[1]	910,186	36,963
Medtronic PLC	413,597	33,344
Edwards Lifesciences Corp.[1]	317,059	26,230
Roche Holding AG, nonvoting non-registered shares	85,502	24,470
Vertex Pharmaceuticals, Inc.[1]	57,000	17,959
BioMarin Pharmaceutical, Inc.[1]	155,000	15,072
NovoCure, Ltd.[1]	193,600	11,643
Vir Biotechnology, Inc.[1]	258,400	6,013
Horizon Therapeutics PLC[1]	6,500	709
		4,322,846
American Funds Insurance Series — Page 59 of 262

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Common stocks (continued) Financials 10.76%	Shares	Value (000)
Mastercard, Inc., Class A	1,549,948	$563,267
JPMorgan Chase & Co.	3,116,189	406,071
Visa, Inc., Class A	1,346,541	303,591
Marsh & McLennan Companies, Inc.	1,709,201	284,667
Arthur J. Gallagher & Co.	1,189,650	227,592
Chubb, Ltd.	1,044,008	202,725
Morgan Stanley	1,592,297	139,804
Aon PLC, Class A	442,013	139,362
BlackRock, Inc.	202,957	135,803
Fidelity National Information Services, Inc.	2,222,149	120,729
Global Payments, Inc.	973,628	102,465
Nasdaq, Inc.	1,747,946	95,560
FleetCor Technologies, Inc.[1]	420,507	88,664
Berkshire Hathaway, Inc., Class B1	285,000	87,999
State Street Corp.	1,077,260	81,538
B3 SA - Brasil, Bolsa, Balcao	39,829,500	81,334
S&P Global, Inc.	228,138	78,655
Webster Financial Corp.	1,701,139	67,059
American International Group, Inc.	1,272,230	64,069
Fiserv, Inc.[1]	536,700	60,663
Power Corporation of Canada, subordinate voting shares[2]	2,293,100	58,604
MSCI, Inc.	98,300	55,017
Blue Owl Capital, Inc., Class A	4,749,165	52,621
Wells Fargo & Company	1,298,041	48,521
TPG, Inc., Class A	1,347,552	39,524
KKR & Co., Inc.	540,000	28,361
Citizens Financial Group, Inc.	728,750	22,132
Western Alliance Bancorporation	258,836	9,199
PNC Financial Services Group, Inc.	19,800	2,517
CME Group, Inc., Class A	5,500	1,053
		3,649,166
Communication services 8.21%
Alphabet, Inc., Class C1	5,999,920	623,992
Alphabet, Inc., Class A1	4,716,530	489,245
Netflix, Inc.[1]	1,636,490	565,374
Meta Platforms, Inc., Class A1	1,956,056	414,566
Comcast Corp., Class A	10,213,138	387,180
Charter Communications, Inc., Class A1	326,637	116,809
Electronic Arts, Inc.	843,700	101,624
Take-Two Interactive Software, Inc.[1]	502,094	59,900
T-Mobile US, Inc.[1]	181,772	26,328
		2,785,018
Consumer discretionary 7.93%
Amazon.com, Inc.[1]	6,914,363	714,185
Royal Caribbean Cruises, Ltd.[1]	2,958,586	193,196
Hilton Worldwide Holdings, Inc.	1,177,320	165,849
General Motors Company	3,674,894	134,795
Home Depot, Inc.	422,541	124,700
Chipotle Mexican Grill, Inc.[1]	70,670	120,725
D.R. Horton, Inc.	1,215,453	118,738
Starbucks Corp.	1,117,952	116,412
Restaurant Brands International, Inc.	1,405,154	94,342
InterContinental Hotels Group PLC	1,396,700	91,775
American Funds Insurance Series — Page 60 of 262

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Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Wyndham Hotels & Resorts, Inc.	1,322,000	$89,698
Entain PLC	5,237,408	81,510
NIKE, Inc., Class B	659,740	80,910
Burlington Stores, Inc.[1]	399,428	80,724
Churchill Downs, Inc.	309,426	79,538
Lear Corp.	569,068	79,379
Kering SA	101,695	66,372
Darden Restaurants, Inc.	296,000	45,927
Airbnb, Inc., Class A1	350,000	43,540
CarMax, Inc.[1]	650,000	41,782
Tapestry, Inc.	948,126	40,874
Norwegian Cruise Line Holdings, Ltd.[1,2]	2,177,187	29,283
YUM! Brands, Inc.	196,630	25,971
NVR, Inc.[1]	3,010	16,772
Aptiv PLC[1]	116,389	13,058
		2,690,055
Consumer staples 6.14%
Philip Morris International, Inc.	6,618,268	643,627
British American Tobacco PLC	9,433,859	330,607
Dollar Tree Stores, Inc.[1]	1,279,006	183,601
General Mills, Inc.	2,118,800	181,073
Keurig Dr Pepper, Inc.	3,458,758	122,025
Molson Coors Beverage Company, Class B, restricted voting shares	2,332,249	120,531
Mondelez International, Inc.	1,506,161	105,010
Constellation Brands, Inc., Class A	407,978	92,158
Anheuser-Busch InBev SA/NV	1,339,531	89,322
Dollar General Corp.	291,102	61,265
Church & Dwight Co., Inc.	662,578	58,578
Archer Daniels Midland Company	670,100	53,380
Kraft Heinz Company	567,200	21,934
Monster Beverage Corp.[1]	357,120	19,288
		2,082,399
Energy 4.08%
Chevron Corp.	2,053,300	335,016
Canadian Natural Resources, Ltd. (CAD denominated)	4,156,215	229,999
Baker Hughes Co., Class A	7,353,936	212,235
ConocoPhillips	2,074,316	205,793
TC Energy Corp.	1,909,381	74,294
TC Energy Corp. (CAD denominated)[2]	1,849,358	71,935
Exxon Mobil Corp.	660,220	72,400
EOG Resources, Inc.	620,310	71,106
Equitrans Midstream Corp.	10,215,807	59,047
Cheniere Energy, Inc.	238,735	37,625
Diamondback Energy, Inc.	117,500	15,882
		1,385,332
Utilities 3.58%
PG&E Corp.[1]	20,647,128	333,864
Edison International	2,689,330	189,840
Constellation Energy Corp.	1,414,838	111,065
Sempra Energy	690,000	104,300
CenterPoint Energy, Inc.	2,840,104	83,670
Engie SA	5,237,367	82,827
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Common stocks (continued) Utilities (continued)	Shares	Value (000)
Entergy Corp.	720,000	$77,573
AES Corp.	2,803,707	67,513
NextEra Energy, Inc.	866,000	66,751
CMS Energy Corp.	879,193	53,965
DTE Energy Company	401,000	43,926
		1,215,294
Materials 3.24%
Linde PLC	1,122,332	398,922
LyondellBasell Industries NV	1,735,980	162,991
Vale SA (ADR), ordinary nominative shares	5,459,475	86,150
Vale SA, ordinary nominative shares	3,404,848	53,937
Albemarle Corp.	615,457	136,041
Corteva, Inc.	1,505,942	90,823
ATI, Inc.[1]	1,626,963	64,200
Barrick Gold Corp.	2,373,000	44,067
Freeport-McMoRan, Inc.	935,075	38,254
Sherwin-Williams Company	101,038	22,710
		1,098,095
Real estate 1.44%
VICI Properties, Inc. REIT	6,399,625	208,756
Equinix, Inc. REIT	278,701	200,955
Crown Castle, Inc. REIT	591,282	79,137
		488,848
Total common stocks (cost: $19,604,489,000)		31,256,927
Convertible stocks 0.77% Health care 0.46%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023[2]	123,957	157,965
Consumer discretionary 0.13%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 6/15/2023	350,475	43,017
Financials 0.10%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	527,700	33,483
Utilities 0.08%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	617,200	28,607
Total convertible stocks (cost: $276,821,000)		263,072
Bonds, notes & other debt instruments 0.02% Corporate bonds, notes & loans 0.02% Industrials 0.02%	Principal amount (000)
Boeing Company 4.875% 5/1/2025	USD 4,706	4,699
American Funds Insurance Series — Page 62 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 0.00%	Principal amount (000)	Value (000)
General Motors Financial Co. 4.30% 7/13/2025	USD 160	$156
General Motors Financial Co. 5.25% 3/1/2026	827	828
		984
Energy 0.00%
Weatherford International, Ltd. 11.00% 12/1/2024[3]	223	229
Total corporate bonds, notes & loans		5,912
Total bonds, notes & other debt instruments (cost: $5,833,000)		5,912
Short-term securities 7.37% Money market investments 6.98%	Shares
Capital Group Central Cash Fund 4.86%[4,5]	23,672,262	2,367,226
Money market investments purchased with collateral from securities on loan 0.39%
Capital Group Central Cash Fund 4.86%[4,5,6]	499,010	49,901
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[4,6]	44,123,396	44,123
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[4,6]	39,460,855	39,461
		133,485
Total short-term securities (cost: $2,500,177,000)		2,500,711
Total investment securities 100.30% (cost: $22,387,320,000)		34,026,622
Other assets less liabilities (0.30)%		(103,334)
Net assets 100.00%		$33,923,288
Investments in affiliates5

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Short-term securities 7.13%
Money market investments 6.98%
Capital Group Central Cash Fund 4.86%[4]	$2,565,190	$1,206,657	$1,404,872	$43	$208	$2,367,226	$27,134
Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 4.86%[4,6]	40,231	9,670 [7]				49,901	— [8]
Total 7.13%				$43	$208	$2,417,127	$27,134

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $141,701,000, which represented .42% of the net assets of the fund.
[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $229,000, which represented less than .01% of the net assets of the fund.

[4]	Rate represents the seven-day yield at 3/31/2023.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.

American Funds Insurance Series — Page 63 of 262

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Page 64 of 262

International Growth and Income Fund
Investment portfolio
March 31, 2023
unaudited

Common stocks 94.53% Financials 16.07%	Shares	Value (000)
Ping An Insurance (Group) Company of China, Ltd., Class H	710,500	$4,605
AIA Group, Ltd.	419,600	4,409
AXA SA	128,097	3,917
Edenred SA	49,245	2,914
HDFC Bank, Ltd.	125,056	2,459
Zurich Insurance Group AG	5,085	2,433
Société Générale	90,559	2,044
UniCredit SpA	88,926	1,684
DNB Bank ASA	87,979	1,578
Euronext NV	19,426	1,487
Tokio Marine Holdings, Inc.	72,100	1,390
Toronto-Dominion Bank (CAD denominated)	23,079	1,382
Hana Financial Group, Inc.	40,675	1,279
Banco Santander, SA	296,060	1,103
Resona Holdings, Inc.	220,300	1,065
Industrial and Commercial Bank of China, Ltd., Class H	1,887,040	1,005
London Stock Exchange Group PLC	9,831	955
Hang Seng Bank, Ltd.	63,600	902
Aon PLC, Class A	2,829	892
Banco Bilbao Vizcaya Argentaria, SA	114,868	821
Bank Hapoalim B.M.	94,888	790
Erste Group Bank AG	23,853	789
Prudential PLC	54,761	749
Grupo Financiero Banorte, SAB de CV, Series O	86,376	728
Discovery, Ltd.[1]	84,155	660
China Merchants Bank Co., Ltd., Class H	125,500	639
DBS Group Holdings, Ltd.	25,595	636
Bank Leumi Le Israel BM	75,305	570
Tryg A/S	24,722	540
HDFC Life Insurance Company, Ltd.	79,609	484
Kotak Mahindra Bank, Ltd.	20,930	442
CaixaBank, SA	110,211	429
Israel Discount Bank, Ltd., Class A	87,156	429
ABN AMRO Bank NV	24,854	395
ICICI Bank, Ltd. (ADR)	17,066	368
United Overseas Bank, Ltd.	15,500	348
Skandinaviska Enskilda Banken AB, Class A	30,983	342
Brookfield Corp., Class A (CAD denominated)	9,671	315
Hong Kong Exchanges and Clearing, Ltd.	5,900	262
Postal Savings Bank of China Co., Ltd., Class H	437,000	260
ING Groep NV	21,863	260
ICICI Securities, Ltd.	45,682	238
XP, Inc., Class A1	18,639	221
Canara Bank	62,228	216
Intesa Sanpaolo SpA	78,623	202
Bank Mandiri (Persero) Tbk PT	281,608	194
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Common stocks (continued) Financials (continued)	Shares	Value (000)
Banca Generali SpA	5,999	$191
EQT AB	9,229	189
KB Financial Group, Inc.	4,455	164
B3 SA - Brasil, Bolsa, Balcao	79,142	162
AU Small Finance Bank, Ltd.	12,289	87
Sberbank of Russia PJSC[2]	476,388	— [3]
Moscow Exchange MICEX-RTS PJSC[2]	346,177	— [3]
		50,623
Industrials 12.77%
Airbus SE, non-registered shares	49,510	6,633
BAE Systems PLC	391,916	4,751
Rheinmetall AG	7,109	2,112
ABB, Ltd.	53,704	1,842
CCR SA, ordinary nominative shares	716,257	1,809
Alliance Global Group, Inc.	7,596,200	1,728
SMC Corp.	3,000	1,591
RELX PLC	43,998	1,424
Daikin Industries, Ltd.	7,900	1,416
Bunzl PLC	33,727	1,274
Ryanair Holdings PLC (ADR)[1]	12,942	1,220
InPost SA1	116,412	1,066
Safran SA	6,916	1,027
LIXIL Corp.	60,000	990
Brenntag SE	12,182	915
Mitsui & Co., Ltd.	24,100	751
Epiroc AB, Class A	19,168	381
Epiroc AB, Class B	18,749	319
Waste Connections, Inc. (CAD denominated)	4,615	642
Techtronic Industries Co., Ltd.	56,500	617
TFI International, Inc. (CAD denominated)	4,727	564
Experian PLC	16,443	541
BELIMO Holding AG	1,072	517
Canadian Pacific Railway, Ltd. (CAD denominated)	6,588	507
Caterpillar, Inc.	2,180	499
Interpump Group SpA	8,778	494
Wizz Air Holdings PLC[1]	12,551	462
DSV A/S	2,353	454
Deutsche Post AG	9,199	430
Canadian National Railway Company (CAD denominated)	3,465	409
Siemens AG	2,467	399
Adecco Group AG	10,191	371
IMCD NV	1,944	318
Japan Airlines Co., Ltd.	15,800	308
Fluidra, SA, non-registered shares	15,091	266
ASSA ABLOY AB, Class B	10,938	263
ITOCHU Corp.	8,000	261
Hitachi, Ltd.	4,100	225
Komatsu, Ltd.	7,400	184
SITC International Holdings Co., Ltd.	79,659	171
Polycab India, Ltd.	2,077	73
		40,224
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Common stocks (continued) Consumer discretionary 11.63%	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE	5,439	$4,985
Evolution AB	31,265	4,195
Renault SA	72,477	2,959
MGM China Holdings, Ltd.[1]	2,028,800	2,488
Restaurant Brands International, Inc. (CAD denominated)	24,397	1,638
InterContinental Hotels Group PLC	23,701	1,557
Sands China, Ltd.[1]	437,572	1,527
Prosus NV, Class N	18,590	1,454
adidas AG	7,494	1,323
Industria de Diseño Textil, SA	37,894	1,273
Midea Group Co., Ltd., Class A	161,100	1,265
Galaxy Entertainment Group, Ltd.[1]	178,000	1,183
B&M European Value Retail SA	196,411	1,172
Stellantis NV	64,100	1,166
Wynn Macau, Ltd.[1]	1,149,200	1,124
Sodexo SA	11,248	1,099
Li Ning Co., Ltd.	117,500	926
Paltac Corp.	21,100	802
Valeo SA, non-registered shares	38,408	790
Cie. Financière Richemont SA, Class A	3,572	573
Entain PLC	32,046	499
Coupang, Inc., Class A1	28,125	450
D’Ieteren Group	1,933	376
Kering SA	554	361
Amadeus IT Group SA, Class A, non-registered shares[1]	4,613	309
Games Workshop Group PLC	2,533	302
IDP Education, Ltd.	10,558	194
Pan Pacific International Holdings Corp.	8,200	159
Nitori Holdings Co., Ltd.	1,300	157
MercadoLibre, Inc.[1]	88	116
JD.com, Inc., Class A	4,324	95
Balkrishna Industries, Ltd.	2,474	59
Dixon Technologies (India), Ltd.	1,572	55
		36,631
Information technology 10.80%
Taiwan Semiconductor Manufacturing Company, Ltd.	456,000	8,078
ASML Holding NV	10,517	7,186
Tokyo Electron, Ltd.	24,000	2,935
MediaTek, Inc.	103,000	2,689
Samsung Electronics Co., Ltd.	43,968	2,180
SAP SE	14,137	1,778
Broadcom, Inc.	2,608	1,673
Keyence Corp.	2,600	1,275
Capgemini SE	5,930	1,103
TDK Corp.	29,700	1,066
Nokia Corp.	179,319	882
ASM International NV	1,957	795
Vanguard International Semiconductor Corp.	227,000	724
Kingdee International Software Group Co., Ltd.[1]	432,000	694
Halma PLC	11,436	316
Nice, Ltd. (ADR)[1]	887	203
eMemory Technology, Inc.	3,000	186
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Common stocks (continued) Information technology (continued)	Shares	Value (000)
Fujitsu, Ltd.	1,000	$135
Nomura Research Institute, Ltd.	5,300	123
		34,021
Consumer staples 10.77%
Philip Morris International, Inc.	72,615	7,062
British American Tobacco PLC	145,774	5,109
Carlsberg A/S, Class B	18,303	2,830
Kweichow Moutai Co., Ltd., Class A	10,390	2,747
Anheuser-Busch InBev SA/NV	39,230	2,616
Nestlé SA	20,744	2,532
Pernod Ricard SA	8,982	2,035
Asahi Group Holdings, Ltd.	32,300	1,202
Japan Tobacco, Inc.	47,300	998
Carrefour SA, non-registered shares	46,158	933
Arca Continental, SAB de CV	98,605	895
Foshan Haitian Flavouring and Food Co., Ltd., Class A	74,854	834
Ocado Group PLC[1]	97,122	645
L’Oréal SA, non-registered shares	1,405	629
Imperial Brands PLC	27,281	627
KT&G Corp.	9,637	622
Varun Beverages, Ltd.	27,933	472
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	204,783	431
Reckitt Benckiser Group PLC	4,789	364
Danone SA	3,976	247
Avenue Supermarts, Ltd.[1]	2,324	96
		33,926
Health care 10.11%
AstraZeneca PLC	71,536	9,929
Novo Nordisk A/S, Class B	49,604	7,872
Sanofi	41,292	4,497
EssilorLuxottica	9,703	1,752
Bayer AG	26,816	1,708
Siemens Healthineers AG	24,349	1,400
Genus PLC	20,620	731
Lonza Group AG	1,068	642
Grifols, SA, Class B (ADR)[1]	86,250	636
HOYA Corp.	4,800	531
EUROAPI[1]	38,358	439
Shionogi & Co., Ltd.	9,100	412
Roche Holding AG, nonvoting non-registered shares	1,227	351
BeiGene, Ltd. (ADR)[1]	1,337	288
Innovent Biologics, Inc.[1]	48,500	217
Hypera SA, ordinary nominative shares	27,208	202
Argenx SE (ADR)[1]	344	128
CanSino Biologics, Inc., Class H4	21,400	115
		31,850
Energy 6.50%
TotalEnergies SE	90,475	5,338
BP PLC	638,507	4,042
TechnipFMC PLC[1]	138,751	1,894
Schlumberger NV	29,158	1,432
Canadian Natural Resources, Ltd. (CAD denominated)	24,662	1,365
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Common stocks (continued) Energy (continued)	Shares	Value (000)
Cameco Corp. (CAD denominated)	50,890	$1,333
TC Energy Corp. (CAD denominated)	28,140	1,095
Aker BP ASA	37,024	908
Equinor ASA	25,656	730
Woodside Energy Group, Ltd.	30,934	697
Reliance Industries, Ltd.	18,277	520
Gaztransport & Technigaz SA	4,511	462
INPEX Corp.	30,400	323
Tourmaline Oil Corp.	7,638	318
Var Energi ASA	2,999	7
Gazprom PJSC[2]	671,150	— [3]
Sovcomflot PAO[1,2]	356,717	— [3]
LUKOIL Oil Co. PJSC[2]	9,706	— [3]
		20,464
Communication services 6.00%
Koninklijke KPN NV	772,792	2,729
Nippon Telegraph and Telephone Corp.	77,100	2,303
Tencent Holdings, Ltd.	47,100	2,301
Publicis Groupe SA	21,592	1,687
Telefónica, SA, non-registered shares	387,336	1,671
BT Group PLC	791,623	1,424
Sea, Ltd., Class A (ADR)[1]	15,314	1,325
América Móvil, SAB de CV, Class B (ADR)	48,767	1,027
SoftBank Corp.	74,100	855
Vodafone Group PLC	755,626	835
Deutsche Telekom AG	28,687	695
Singapore Telecommunications, Ltd.	312,200	579
MTN Group, Ltd.	57,359	410
Indus Towers, Ltd.	219,926	383
Universal Music Group NV	8,573	217
NetEase, Inc.	10,800	191
Viaplay Group AB, Class B1	6,878	176
KT Corp.	3,535	80
Yandex NV, Class A1,2	5,000	— [3]
		18,888
Materials 5.32%
Vale SA, ordinary nominative shares	193,034	3,058
Vale SA (ADR), ordinary nominative shares	59,920	945
Barrick Gold Corp.	118,066	2,193
Barrick Gold Corp. (CAD denominated)	13,543	251
Linde PLC	5,570	1,980
Glencore PLC	261,984	1,507
Sociedad Química y Minera de Chile SA, Class B (ADR)	10,473	849
Air Liquide SA, non-registered shares	4,736	793
UPM-Kymmene OYJ	23,129	777
Asahi Kasei Corp.	96,500	677
Fortescue Metals Group, Ltd.	40,894	615
Rio Tinto PLC	7,879	534
Fresnillo PLC	56,173	517
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	91,780	508
Shin-Etsu Chemical Co., Ltd.	15,500	503
Sika AG	1,500	421
Koninklijke DSM NV	2,262	267
American Funds Insurance Series — Page 69 of 262

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Nutrien, Ltd. (CAD denominated)	2,348	$173
Givaudan SA	52	169
Alrosa PJSC[1,2]	53,607	— [3]
		16,737
Utilities 3.29%
Engie SA	170,518	2,697
Enel SpA	414,846	2,534
ENN Energy Holdings, Ltd.	125,400	1,713
Brookfield Infrastructure Partners, LP	35,177	1,189
National Grid PLC	50,773	689
Iberdrola, SA, non-registered shares	50,006	623
Veolia Environnement	17,522	541
China Resources Gas Group, Ltd.	103,400	382
		10,368
Real estate 1.27%
CK Asset Holdings, Ltd.	315,000	1,908
Longfor Group Holdings, Ltd.	339,000	954
Link REIT	125,768	807
Embassy Office Parks REIT	89,644	341
		4,010
Total common stocks (cost: $270,965,000)		297,742
Preferred securities 0.43% Materials 0.35%
Gerdau SA, preferred nominative shares	221,368	1,104
Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	5,715	239
Total preferred securities (cost: $1,486,000)		1,343
Rights & warrants 0.03% Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,5]	12,424	98
Total rights & warrants (cost: $93,000)		98
Short-term securities 4.50% Money market investments 4.50%
Capital Group Central Cash Fund 4.86%[6,7]	141,724	14,172
Total short-term securities (cost: $14,169,000)		14,172
Total investment securities 99.49% (cost: $286,713,000)		313,355
Other assets less liabilities 0.51%		1,606
Net assets 100.00%		$314,961
American Funds Insurance Series — Page 70 of 262

unaudited
Investments in affiliates7

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2023 (000)	Dividend income (000)
Short-term securities 4.50%
Money market investments 4.50%
Capital Group Central Cash Fund 4.86%[6]	$5,492	$21,758	$13,079	$—[3]	$1	$14,172	$108

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $57,000, which represented .02% of the net assets of the fund.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $98,000, which represented
.03% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 3/31/2023.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 71 of 262

Capital Income Builder®
Investment portfolio
March 31, 2023
unaudited

Common stocks 74.12% Financials 12.55%	Shares	Value (000)
Zurich Insurance Group AG	36,344	$17,390
CME Group, Inc., Class A	59,077	11,314
JPMorgan Chase & Co.	68,998	8,991
Morgan Stanley	97,882	8,594
Münchener Rückversicherungs-Gesellschaft AG	24,102	8,429
DBS Group Holdings, Ltd.	305,206	7,585
Power Corporation of Canada, subordinate voting shares[1]	201,698	5,155
BlackRock, Inc.	6,998	4,683
DNB Bank ASA	259,407	4,653
AIA Group, Ltd.	302,200	3,175
Blackstone, Inc., nonvoting shares	33,464	2,939
ING Groep NV	242,627	2,887
KBC Groep NV	41,644	2,863
China Pacific Insurance (Group) Co., Ltd., Class H	1,062,950	2,841
B3 SA - Brasil, Bolsa, Balcao	1,382,283	2,823
United Overseas Bank, Ltd.	123,400	2,769
Tryg A/S	126,728	2,767
Principal Financial Group, Inc.	32,405	2,408
American International Group, Inc.	45,106	2,272
Kaspi.kz JSC[2]	21,756	1,646
Kaspi.kz JSC (GDR)	5,969	451
China Merchants Bank Co., Ltd., Class A	300,400	1,494
China Merchants Bank Co., Ltd., Class H	94,500	482
Toronto-Dominion Bank (CAD denominated)	32,280	1,933
Wells Fargo & Company	51,709	1,933
Webster Financial Corp.	46,368	1,828
Hana Financial Group, Inc.	57,417	1,806
National Bank of Canada[1]	24,045	1,720
Ping An Insurance (Group) Company of China, Ltd., Class H	256,500	1,662
Great-West Lifeco, Inc.[1]	58,006	1,537
East West Bancorp, Inc.	26,392	1,465
Swedbank AB, Class A	88,691	1,456
State Street Corp.	16,884	1,278
Travelers Companies, Inc.	7,253	1,243
360 ONE WAM, Ltd.	220,416	1,155
Franklin Resources, Inc.	42,738	1,151
Citizens Financial Group, Inc.	37,650	1,143
BNP Paribas SA	18,950	1,133
EFG International AG	113,913	1,115
Western Union Company	88,324	985
TPG, Inc., Class A	31,894	935
KeyCorp	73,429	919
Bank Central Asia Tbk PT	1,488,500	870
Euronext NV	11,304	866
Citigroup, Inc.	17,380	815
Hong Kong Exchanges and Clearing, Ltd.	18,300	812
American Funds Insurance Series — Page 72 of 262

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Truist Financial Corp.	23,131	$789
Vontobel Holding AG	11,821	769
Banco Santander, SA	201,758	752
Société Générale	32,482	733
Corebridge Financial, Inc.	44,617	715
Patria Investments, Ltd., Class A	47,813	708
Skandinaviska Enskilda Banken AB, Class A	59,388	655
OneMain Holdings, Inc.	17,653	655
PNC Financial Services Group, Inc.	4,944	628
Fidelity National Information Services, Inc.	9,497	516
Fukuoka Financial Group, Inc.	26,500	510
Hang Seng Bank, Ltd.	21,500	305
UniCredit SpA	12,643	239
Cullen/Frost Bankers, Inc.	368	39
Moscow Exchange MICEX-RTS PJSC[3]	875,002	— [4]
Sberbank of Russia PJSC[3]	204,176	— [4]
		146,384
Health care 9.53%
AbbVie, Inc.	170,552	27,181
Amgen, Inc.	54,441	13,161
Gilead Sciences, Inc.	153,580	12,742
Abbott Laboratories	98,606	9,985
AstraZeneca PLC	54,236	7,528
Medtronic PLC	90,933	7,331
Bristol-Myers Squibb Company	82,062	5,688
Takeda Pharmaceutical Company, Ltd.	160,325	5,266
Sanofi	42,732	4,654
Pfizer, Inc.	78,375	3,198
Roche Holding AG, nonvoting non-registered shares	10,547	3,018
UnitedHealth Group, Inc.	6,368	3,009
Novartis AG	29,445	2,703
Royalty Pharma PLC, Class A	43,316	1,561
GSK PLC	83,966	1,498
EBOS Group, Ltd.	31,061	905
Merck & Co., Inc.	8,319	885
Bayer AG	12,628	804
Koninklijke Philips NV	4,893	89
		111,206
Consumer staples 9.43%
Philip Morris International, Inc.	255,677	24,865
British American Tobacco PLC	470,921	16,503
General Mills, Inc.	104,519	8,932
Altria Group, Inc.	182,294	8,134
Nestlé SA	65,062	7,943
PepsiCo, Inc.	40,421	7,369
Imperial Brands PLC	231,952	5,334
ITC, Ltd.	951,462	4,443
Danone SA	49,674	3,088
Carlsberg A/S, Class B	19,656	3,039
Unilever PLC	51,584	2,672
Anheuser-Busch InBev SA/NV	38,170	2,545
Kimberly-Clark Corp.	16,664	2,237
Seven & i Holdings Co., Ltd.	48,100	2,170
American Funds Insurance Series — Page 73 of 262

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Keurig Dr Pepper, Inc.	45,326	$1,599
Kraft Heinz Company	33,332	1,289
Essity Aktiebolag, Class B	37,244	1,065
Procter & Gamble Company	6,984	1,038
Wilmar International, Ltd.	324,100	1,029
Mondelez International, Inc.	14,725	1,027
Vector Group, Ltd.	69,487	834
Diageo PLC	17,097	763
Reckitt Benckiser Group PLC	7,982	606
Viscofan, SA, non-registered shares	8,008	574
Scandinavian Tobacco Group A/S	21,667	431
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	136,106	287
Coca-Cola HBC AG (CDI)	8,330	228
		110,044
Industrials 7.79%
Raytheon Technologies Corp.	208,638	20,432
BAE Systems PLC	529,185	6,415
Siemens AG	32,872	5,321
Lockheed Martin Corp.	10,297	4,868
Honeywell International, Inc.	23,663	4,523
Deutsche Post AG	86,261	4,029
RELX PLC	120,119	3,889
Kone OYJ, Class B	70,384	3,671
Union Pacific Corp.	15,057	3,030
VINCI SA	24,466	2,807
Paychex, Inc.	24,009	2,751
Singapore Technologies Engineering, Ltd.	941,400	2,598
Marubeni Corp.	188,300	2,560
L3Harris Technologies, Inc.	12,290	2,412
Trinity Industries, Inc.	88,840	2,164
Illinois Tool Works, Inc.	7,540	1,836
BOC Aviation, Ltd.	194,500	1,501
ITOCHU Corp.	45,600	1,485
Automatic Data Processing, Inc.	6,541	1,456
Trelleborg AB, Class B	49,659	1,413
SGS SA	617	1,356
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	68,673	1,336
AB Volvo, Class B	63,435	1,308
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	47,408	1,183
Canadian National Railway Company (CAD denominated)	8,623	1,017
LIXIL Corp.	54,600	900
United Parcel Service, Inc., Class B	4,455	864
Waste Management, Inc.	3,955	645
Broadridge Financial Solutions, Inc.	4,269	626
General Dynamics Corp.	2,686	613
Carrier Global Corp.	12,202	558
Airbus SE, non-registered shares	3,671	492
Bureau Veritas SA	16,325	469
Sulzer AG	4,052	344
		90,872
American Funds Insurance Series — Page 74 of 262

unaudited
Common stocks (continued) Information technology 7.17%	Shares	Value (000)
Broadcom, Inc.	58,645	$37,623
Microsoft Corp.	62,593	18,046
Taiwan Semiconductor Manufacturing Company, Ltd.	593,800	10,520
Texas Instruments, Inc.	23,245	4,324
Vanguard International Semiconductor Corp.	630,700	2,013
KLA Corp.	4,969	1,983
GlobalWafers Co., Ltd.	76,938	1,322
Tokyo Electron, Ltd.	10,800	1,321
SAP SE	10,071	1,267
Analog Devices, Inc.	5,930	1,169
QUALCOMM, Inc.	8,847	1,129
NetApp, Inc.	14,882	950
Intel Corp.	18,847	616
Tripod Technology Corp.	152,000	562
SINBON Electronics Co., Ltd.	31,446	354
BE Semiconductor Industries NV	4,041	353
MediaTek, Inc.	4,000	104
		83,656
Real estate 6.37%
VICI Properties, Inc. REIT	557,548	18,187
Crown Castle, Inc. REIT	113,403	15,178
Equinix, Inc. REIT	11,155	8,043
Gaming and Leisure Properties, Inc. REIT	95,334	4,963
Public Storage REIT	14,477	4,374
Link REIT	461,128	2,957
Federal Realty Investment Trust REIT	29,391	2,905
American Tower Corp. REIT	12,913	2,639
CK Asset Holdings, Ltd.	324,000	1,963
Boston Properties, Inc. REIT	34,917	1,890
Sun Hung Kai Properties, Ltd.	113,755	1,600
Charter Hall Group REIT	153,228	1,141
Longfor Group Holdings, Ltd.	364,000	1,025
POWERGRID Infrastructure Investment Trust REIT	681,036	1,016
Extra Space Storage, Inc. REIT	5,810	947
Embassy Office Parks REIT	245,585	933
CTP NV	68,103	882
Mindspace Business Parks REIT	214,689	855
Digital Realty Trust, Inc. REIT	6,950	683
Kimco Realty Corp. REIT	31,388	613
Prologis, Inc. REIT	4,763	594
Americold Realty Trust, Inc. REIT	16,682	475
CubeSmart REIT	8,847	409
		74,272
Utilities 6.09%
National Grid PLC	608,547	8,260
Iberdrola, SA, non-registered shares	508,692	6,336
Engie SA	363,678	5,751
Engie SA, bonus shares	36,900	584
E.ON SE	492,650	6,145
Power Grid Corporation of India, Ltd.	2,040,529	5,607
DTE Energy Company	47,708	5,226
The Southern Co.	62,844	4,373
Edison International	61,942	4,373
American Funds Insurance Series — Page 75 of 262

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Duke Energy Corp.	33,310	$3,213
Dominion Energy, Inc.	53,949	3,016
AES Corp.	110,146	2,652
Entergy Corp.	20,663	2,226
Sempra Energy	12,864	1,945
Exelon Corp.	41,673	1,746
SSE PLC	77,332	1,723
Public Service Enterprise Group, Inc.	25,047	1,564
CenterPoint Energy, Inc.	51,179	1,508
ENN Energy Holdings, Ltd.	93,600	1,279
Evergy, Inc.	15,369	939
Enel SpA	134,152	819
Power Assets Holdings, Ltd.	106,500	571
SembCorp Industries, Ltd.	152,700	504
NextEra Energy, Inc.	6,009	463
CMS Energy Corp.	3,992	245
		71,068
Energy 5.70%
Canadian Natural Resources, Ltd. (CAD denominated)	209,582	11,598
TC Energy Corp. (CAD denominated)	186,089	7,238
TC Energy Corp.	16,085	626
Exxon Mobil Corp.	71,580	7,849
Chevron Corp.	48,014	7,834
TotalEnergies SE	95,177	5,616
BP PLC	812,518	5,144
EOG Resources, Inc.	41,222	4,725
Shell PLC (GBP denominated)	117,184	3,356
Shell PLC (ADR)	8,467	487
Woodside Energy Group, Ltd.	121,057	2,728
Woodside Energy Group, Ltd. (CDI)	25,206	563
Schlumberger NV	37,613	1,847
ConocoPhillips	18,179	1,804
Enbridge, Inc. (CAD denominated)	40,329	1,538
Equitrans Midstream Corp.	213,059	1,232
Pioneer Natural Resources Company	4,476	914
Baker Hughes Co., Class A	24,093	695
DT Midstream, Inc.	13,716	677
Galp Energia, SGPS, SA, Class B	1,096	12
Gazprom PJSC[3]	880,428	— [4]
		66,483
Consumer discretionary 3.40%
Industria de Diseño Textil, SA	152,762	5,130
Kering SA	7,033	4,590
Starbucks Corp.	44,006	4,582
Home Depot, Inc.	14,231	4,200
Midea Group Co., Ltd., Class A	513,775	4,034
LVMH Moët Hennessy-Louis Vuitton SE	3,708	3,398
Restaurant Brands International, Inc.	47,819	3,211
McDonald’s Corp.	11,404	3,189
YUM! Brands, Inc.	15,770	2,083
Galaxy Entertainment Group, Ltd.[5]	202,000	1,343
Darden Restaurants, Inc.	7,101	1,102
NEXT PLC	9,550	776
American Funds Insurance Series — Page 76 of 262

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Tractor Supply Co.	2,597	$611
OPAP SA	26,808	431
Inchcape PLC	31,417	301
Pearson PLC	26,653	278
Kindred Group PLC (SDR)	24,452	273
VF Corp.	4,833	111
		39,643
Communication services 3.09%
Comcast Corp., Class A	226,776	8,597
Nippon Telegraph and Telephone Corp.	152,900	4,567
Verizon Communications, Inc.	98,436	3,828
Koninklijke KPN NV	1,048,730	3,704
SoftBank Corp.	305,400	3,523
Singapore Telecommunications, Ltd.	1,608,700	2,981
BCE, Inc.	56,043	2,510
HKT Trust and HKT, Ltd., units	1,154,240	1,537
América Móvil, SAB de CV, Class B (ADR)	63,278	1,332
Warner Music Group Corp., Class A	33,470	1,117
Omnicom Group, Inc.	10,871	1,025
WPP PLC	84,244	999
Indus Towers, Ltd.	211,665	369
		36,089
Materials 3.00%
Vale SA (ADR), ordinary nominative shares	353,667	5,581
Vale SA, ordinary nominative shares	226,384	3,586
Rio Tinto PLC	81,229	5,505
Air Products and Chemicals, Inc.	12,816	3,681
Linde PLC	8,962	3,185
BHP Group, Ltd. (CDI)	63,035	1,995
UPM-Kymmene OYJ	51,424	1,727
International Flavors & Fragrances, Inc.	16,439	1,512
Evonik Industries AG	68,652	1,441
LyondellBasell Industries NV	14,068	1,321
Sociedad Química y Minera de Chile SA, Class B (ADR)[1]	12,929	1,048
BASF SE	15,158	795
Asahi Kasei Corp.	96,900	680
Celanese Corp.	5,292	576
Smurfit Kappa Group PLC	15,498	563
Gerdau SA (ADR)	105,698	521
Fortescue Metals Group, Ltd.	28,457	428
Nexa Resources SA1	51,286	322
Shin-Etsu Chemical Co., Ltd.	9,500	308
WestRock Co.	7,448	227
		35,002
Total common stocks (cost: $713,409,000)		864,719
Preferred securities 0.05% Financials 0.03%
Banco Bradesco SA, preferred nominative shares	138,496	360
American Funds Insurance Series — Page 77 of 262

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Preferred securities (continued) Information technology 0.02%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares	4,671	$195
Total preferred securities (cost: $540,000)		555
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[5]	7,130	9
Total rights & warrants (cost: $0)		9
Convertible stocks 0.39% Utilities 0.25%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	35,900	1,664
AES Corp., convertible preferred units, 6.875% 2/15/2024	8,659	775
American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023	9,704	489
		2,928
Health care 0.09%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023[1]	841	1,072
Consumer discretionary 0.05%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 6/15/2023	4,248	521
Total convertible stocks (cost: $4,373,000)		4,521
Investment funds 3.16%
Capital Group Central Corporate Bond Fund[6]	4,393,618	36,950
Total investment funds (cost: $41,644,000)		36,950
Bonds, notes & other debt instruments 17.52% U.S. Treasury bonds & notes 8.88% U.S. Treasury 7.78%	Principal amount (000)
U.S. Treasury 0.375% 10/31/2023	USD 875	854
U.S. Treasury 0.125% 12/15/2023	8,410	8,148
U.S. Treasury 0.125% 1/15/2024	1,355	1,307
U.S. Treasury 2.50% 4/30/2024	2,224	2,175
U.S. Treasury 0.625% 10/15/2024	11,050	10,454
U.S. Treasury 0.75% 11/15/2024	2,025	1,915
U.S. Treasury 4.25% 12/31/2024	1,073	1,074
U.S. Treasury 4.625% 2/28/2025	22,566	22,787
U.S. Treasury 4.00% 2/15/2026	2,621	2,632
U.S. Treasury 0.75% 3/31/2026	1	1
U.S. Treasury 0.75% 5/31/2026	3,850	3,503
U.S. Treasury 1.875% 6/30/2026	4,855	4,576
U.S. Treasury 1.125% 10/31/2026	995	908
U.S. Treasury 2.00% 11/15/2026[7]	2,800	2,634
U.S. Treasury 0.50% 4/30/2027	2,900	2,555
U.S. Treasury 6.125% 11/15/2027	950	1,050
U.S. Treasury 4.00% 2/29/2028	12,515	12,741
U.S. Treasury 1.25% 3/31/2028	1,350	1,204
American Funds Insurance Series — Page 78 of 262

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 2/28/2030	USD 1,659	$1,703
U.S. Treasury 6.25% 5/15/2030	890	1,041
U.S. Treasury 4.125% 11/15/2032	9	10
U.S. Treasury 3.50% 2/15/2033	920	922
U.S. Treasury 4.50% 8/15/2039	640	711
U.S. Treasury 1.125% 5/15/2040[7]	2,400	1,599
U.S. Treasury 2.00% 11/15/2041	300	227
U.S. Treasury 2.375% 5/15/2051	196	151
U.S. Treasury 4.00% 11/15/2052[7]	3,654	3,878
		90,760
U.S. Treasury inflation-protected securities 1.10%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[8]	1,421	1,401
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[8]	542	529
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[8]	1,274	1,236
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[8]	378	371
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[8]	231	224
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[8]	2,397	2,303
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[8]	1,272	1,298
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[8]	2,151	2,006
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[8]	1,838	1,700
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[8]	140	129
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[8]	202	179
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[8]	2,039	1,412
		12,788
Total U.S. Treasury bonds & notes		103,548
Mortgage-backed obligations 5.80% Federal agency mortgage-backed obligations 5.04%
Fannie Mae Pool #695412 5.00% 6/1/2033[9]	— [4]	— [4]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[9]	2	2
Fannie Mae Pool #931768 5.00% 8/1/2039[9]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[9]	5	5
Fannie Mae Pool #932606 5.00% 2/1/2040[9]	2	2
Fannie Mae Pool #AE0311 3.50% 8/1/2040[9]	9	8
Fannie Mae Pool #AE1248 5.00% 6/1/2041[9]	8	8
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[9]	6	6
Fannie Mae Pool #AE1274 5.00% 10/1/2041[9]	6	6
Fannie Mae Pool #AE1277 5.00% 11/1/2041[9]	4	5
Fannie Mae Pool #AE1283 5.00% 12/1/2041[9]	2	2
Fannie Mae Pool #AE1290 5.00% 2/1/2042[9]	4	5
Fannie Mae Pool #AT0300 3.50% 3/1/2043[9]	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[9]	2	2
Fannie Mae Pool #AY1829 3.50% 12/1/2044[9]	2	2
Fannie Mae Pool #FM9416 3.50% 7/1/2045[9]	146	138
Fannie Mae Pool #BH3122 4.00% 6/1/2047[9]	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[9]	37	36
Fannie Mae Pool #BK5232 4.00% 5/1/2048[9]	19	18
Fannie Mae Pool #BK6840 4.00% 6/1/2048[9]	26	25
Fannie Mae Pool #BK9743 4.00% 8/1/2048[9]	8	8
Fannie Mae Pool #BK9761 4.50% 8/1/2048[9]	5	5
Fannie Mae Pool #FM3280 3.50% 5/1/2049[9]	37	35
Fannie Mae Pool #CA5540 3.00% 4/1/2050[9]	3,151	2,856
American Funds Insurance Series — Page 79 of 262

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA6309 3.00% 7/1/2050[9]	USD 370	$338
Fannie Mae Pool #CB2787 3.50% 12/1/2051[9]	23	22
Fannie Mae Pool #BV0790 3.50% 1/1/2052[9]	97	90
Fannie Mae Pool #FS0647 3.00% 2/1/2052[9]	997	909
Fannie Mae Pool #MA4600 3.50% 5/1/2052[9]	46	43
Fannie Mae Pool #MA4895 6.50% 1/1/2053[9]	709	732
Fannie Mae Pool #BF0142 5.50% 8/1/2056[9]	380	395
Fannie Mae Pool #BF0342 5.50% 1/1/2059[9]	260	267
Fannie Mae Pool #BM6737 4.50% 11/1/2059[9]	681	680
Fannie Mae Pool #BF0497 3.00% 7/1/2060[9]	448	401
Freddie Mac Pool #Q15874 4.00% 2/1/2043[9]	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048[9]	229	224
Freddie Mac Pool #Q55971 4.00% 5/1/2048[9]	19	19
Freddie Mac Pool #Q56175 4.00% 5/1/2048[9]	18	17
Freddie Mac Pool #Q55970 4.00% 5/1/2048[9]	10	9
Freddie Mac Pool #Q56599 4.00% 6/1/2048[9]	27	26
Freddie Mac Pool #Q57242 4.50% 7/1/2048[9]	13	13
Freddie Mac Pool #Q58411 4.50% 9/1/2048[9]	49	49
Freddie Mac Pool #Q58436 4.50% 9/1/2048[9]	27	27
Freddie Mac Pool #Q58378 4.50% 9/1/2048[9]	20	20
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[9]	1,206	1,208
Freddie Mac Pool #SD8214 3.50% 5/1/2052[9]	615	572
Freddie Mac Pool #QE3580 3.50% 6/1/2052[9]	499	464
Freddie Mac Pool #QE4383 4.00% 6/1/2052[9]	339	324
Freddie Mac Pool #RA7556 4.50% 6/1/2052[9]	919	903
Freddie Mac Pool #SD1584 4.50% 9/1/2052[9]	202	202
Freddie Mac Pool #SD8282 6.50% 1/1/2053[9]	215	222
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[9,10]	113	107
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[9]	232	218
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[9,10]	228	215
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[9,10]	95	87
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[9]	79	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[9]	19	19
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[9]	981	916
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[9]	393	376
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[9]	612	584
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[9]	18	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[9]	10	9
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[9]	898	861
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[9]	1,266	1,172
Government National Mortgage Assn. 4.00% 4/1/2053[9,11]	1,968	1,895
Government National Mortgage Assn. 5.00% 4/1/2053[9,11]	1,710	1,713
Government National Mortgage Assn. 5.50% 4/1/2053[9,11]	670	678
Government National Mortgage Assn. 4.00% 5/1/2053[9,11]	1,600	1,541
Government National Mortgage Assn. 5.00% 5/1/2053[9,11]	6,950	6,953
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[9]	206	206
Government National Mortgage Assn. Pool #MA8570 5.50% 1/20/2053[9]	301	305
Government National Mortgage Assn. Pool #694836 5.731% 9/20/2059[9]	— [4]	— [4]
Government National Mortgage Assn. Pool #765152 4.14% 7/20/2061[9]	1	1
Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[9]	— [4]	— [4]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[9]	— [4]	— [4]
Uniform Mortgage-Backed Security 2.50% 5/1/2038[9,11]	1,708	1,587
Uniform Mortgage-Backed Security 2.00% 4/1/2053[9,11]	135	112
Uniform Mortgage-Backed Security 4.00% 4/1/2053[9,11]	342	328
American Funds Insurance Series — Page 80 of 262

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 6.50% 4/1/2053[9,11]	USD 2,035	$2,098
Uniform Mortgage-Backed Security 2.00% 5/1/2053[9,11]	100	83
Uniform Mortgage-Backed Security 2.50% 5/1/2053[9,11]	390	337
Uniform Mortgage-Backed Security 3.00% 5/1/2053[9,11]	2,714	2,438
Uniform Mortgage-Backed Security 3.50% 5/1/2053[9,11]	2,000	1,860
Uniform Mortgage-Backed Security 4.00% 5/1/2053[9,11]	2,665	2,550
Uniform Mortgage-Backed Security 4.50% 5/1/2053[9,11]	2,341	2,294
Uniform Mortgage-Backed Security 5.00% 5/1/2053[9,11]	1,465	1,461
Uniform Mortgage-Backed Security 5.50% 5/1/2053[9,11]	13,674	13,809
Uniform Mortgage-Backed Security 6.00% 5/1/2053[9,11]	470	480
		58,738
Collateralized mortgage-backed obligations (privately originated) 0.44%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,9,10]	136	111
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,9,10]	82	73
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,9]	89	79
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[2,9,10]	61	59
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,9,10]	128	120
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,9,10]	98	93
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,9,10]	181	170
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,9,10]	10	9
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.31% 10/25/2041[2,9,10]	4	4
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.96% 12/25/2042[2,9,10]	42	42
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[2,9]	59	61
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,9]	66	66
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,9,10]	116	94
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 9.545% 4/25/2028[9,10]	238	249
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.56% 4/25/2042[2,9,10]	104	104
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.76% 5/25/2042[2,9,10]	18	19
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.71% 9/25/2042[2,9,10]	32	32
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.26% 9/25/2042[2,9,10]	64	65
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.545% 1/25/2050[2,9,10]	170	170
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.695% 2/25/2050[2,9,10]	385	383
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 9.945% 6/27/2050[2,9,10]	559	593
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 10.845% 8/25/2050[2,9,10]	522	565
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,9]	195	185
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,9,12]	194	182
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,9,10]	76	71
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,9,12]	128	117
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.695% 11/25/2055[2,9,10]	202	199
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.595% 5/25/2055[2,9,10]	243	241
American Funds Insurance Series — Page 81 of 262

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,9]	USD 100	$92
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,9,10]	56	54
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[2,9,10]	17	17
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,9,10]	17	16
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,9,10]	37	36
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,9,10]	46	44
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,9,10]	23	22
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,9]	459	411
Treehouse Park Improvement Assn. No.1 - Anleihen 9.75% 12/1/2033[2,3]	100	88
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,9]	196	176
		5,112
Commercial mortgage-backed securities 0.32%
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[9]	287	297
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.597% 5/15/2039[2,9,10]	110	107
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.725% 4/15/2037[2,9,10]	329	317
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.942% 6/15/2027[2,9,10]	332	328
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.384% 9/15/2036[2,9,10]	548	528
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.584% 10/15/2036[2,9,10]	266	256
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.33% 10/15/2036[2,9,10]	100	94
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.318% 4/15/2037[2,9,10]	155	152
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.354% 6/15/2038[2,9,10]	171	165
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.084% 6/15/2038[2,9,10]	98	92
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.184% 11/15/2038[2,9,10]	100	94
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.278% 8/15/2039[2,9,10]	99	98
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.764% 7/15/2038[2,9,10]	98	95
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[9]	73	75
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.719% 12/15/2036[2,9,10]	24	23
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 5.604% 7/15/2025[2,9,10]	229	223
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 5.834% 5/17/2038[2,9,10]	300	293
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[2,9,10]	100	79
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 8.095% 10/15/2049[2,9,10]	141	130
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.415% 11/15/2038[2,9,10]	361	346
		3,792
Total mortgage-backed obligations		67,642
Corporate bonds, notes & loans 1.92% Health care 0.35%
AbbVie, Inc. 3.20% 11/21/2029	25	23
AbbVie, Inc. 4.25% 11/21/2049	39	34
Amgen, Inc. 5.507% 3/2/2026	50	50
Amgen, Inc. 5.15% 3/2/2028	65	66
Amgen, Inc. 4.05% 8/18/2029	145	140
Amgen, Inc. 5.25% 3/2/2030	134	137
Amgen, Inc. 4.20% 3/1/2033	133	128
Amgen, Inc. 5.25% 3/2/2033	71	73
Amgen, Inc. 5.60% 3/2/2043	125	129
Amgen, Inc. 4.20% 2/22/2052	19	16
Amgen, Inc. 4.875% 3/1/2053	45	42
Amgen, Inc. 5.65% 3/2/2053	37	39
Amgen, Inc. 5.75% 3/2/2063	95	99
American Funds Insurance Series — Page 82 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca Finance, LLC 4.875% 3/3/2028	USD 35	$36
AstraZeneca PLC 3.375% 11/16/2025	200	196
AstraZeneca PLC 3.00% 5/28/2051	11	8
Baxter International, Inc. 3.132% 12/1/2051	25	16
Centene Corp. 4.625% 12/15/2029	530	499
Centene Corp. 3.375% 2/15/2030	179	156
Centene Corp. 2.625% 8/1/2031	40	32
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	24
CVS Health Corp. 5.625% 2/21/2053	55	56
Elevance Health, Inc. 4.90% 2/8/2026	10	10
Elevance Health, Inc. 4.75% 2/15/2033	16	16
Elevance Health, Inc. 5.125% 2/15/2053	13	13
Eli Lilly and Company 5.00% 2/27/2026	35	35
Eli Lilly and Company 4.875% 2/27/2053	23	24
Eli Lilly and Company 4.95% 2/27/2063	14	14
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	15
Humana, Inc. 3.70% 3/23/2029	12	11
Merck & Co., Inc. 1.70% 6/10/2027	118	107
Merck & Co., Inc. 3.40% 3/7/2029	110	106
Molina Healthcare, Inc. 3.875% 5/15/2032[2]	40	34
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	8	6
Regeneron Pharmaceuticals, Inc. 2.80% 9/15/2050	2	1
Shire PLC 3.20% 9/23/2026	270	257
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	551	552
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	650	589
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	300	200
Zoetis, Inc. 5.60% 11/16/2032	25	27
		4,074
Energy 0.27%
Apache Corp. 4.25% 1/15/2030	385	352
Baker Hughes Holdings, LLC 2.061% 12/15/2026	8	7
BP Capital Markets America, Inc. 3.633% 4/6/2030	360	342
Cenovus Energy, Inc. 5.40% 6/15/2047	73	68
EQT Corp. 5.00% 1/15/2029	35	33
EQT Corp. 3.625% 5/15/2031[2]	20	17
Equinor ASA 2.375% 5/22/2030	365	323
Exxon Mobil Corp. 2.995% 8/16/2039	200	162
Exxon Mobil Corp. 3.452% 4/15/2051	25	20
Kinder Morgan, Inc. 5.20% 6/1/2033	27	27
Kinder Morgan, Inc. 5.45% 8/1/2052	11	10
MPLX, LP 4.95% 9/1/2032	20	20
MPLX, LP 4.95% 3/14/2052	20	17
New Fortress Energy, Inc. 6.50% 9/30/2026[2]	80	74
NGL Energy Operating, LLC 7.50% 2/1/2026[2]	80	77
ONEOK, Inc. 3.10% 3/15/2030	42	37
ONEOK, Inc. 7.15% 1/15/2051	97	104
Pemex Project Funding Master Trust, Series 13, 6.625% 6/15/2035	150	109
Petróleos Mexicanos 6.50% 1/23/2029	20	17
Petróleos Mexicanos 8.75% 6/2/2029	176	164
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	142	137
Shell International Finance BV 2.00% 11/7/2024	420	404
American Funds Insurance Series — Page 83 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
TransCanada Corp. 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[12]	USD 421	$393
TransCanada PipeLines, Ltd. 5.10% 3/15/2049	150	140
Williams Companies, Inc. 5.30% 8/15/2052	40	38
		3,092
Financials 0.25%
AerCap Ireland Capital DAC 3.30% 1/30/2032	150	124
American Express Co. 4.90% 2/13/2026	28	28
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[12]	33	32
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	21	22
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[12]	40	40
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[12]	231	184
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[12]	84	83
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,12]	200	201
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[12]	30	29
Capital One Financial Corp. 5.817% 2/1/2034 (USD-SOFR + 2.60% on 2/1/2033)[12]	70	68
Charles Schwab Corp. 2.45% 3/3/2027	25	22
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[12]	35	30
CME Group, Inc. 2.65% 3/15/2032	50	43
Corebridge Financial, Inc. 3.85% 4/5/2029[2]	180	165
Corebridge Financial, Inc. 3.90% 4/5/2032[2]	32	28
Corebridge Financial, Inc. 4.35% 4/5/2042[2]	7	6
Corebridge Financial, Inc. 4.40% 4/5/2052[2]	49	38
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,12]	374	333
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,12]	200	189
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[12]	150	149
Discover Financial Services 6.70% 11/29/2032	25	26
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[12]	75	62
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[12]	40	34
Intercontinental Exchange, Inc. 4.60% 3/15/2033	18	18
Intercontinental Exchange, Inc. 4.95% 6/15/2052	16	16
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[12]	100	101
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[12]	40	40
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[12]	227	183
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[12]	17	15
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[12]	25	25
Marsh & McLennan Companies, Inc. 5.45% 3/15/2053	30	31
Mastercard, Inc. 4.875% 3/9/2028	31	32
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[12]	25	25
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[12]	20	20
Navient Corp. 5.00% 3/15/2027	150	132
New York Life Global Funding 3.00% 1/10/2028[2]	150	140
Royal Bank of Canada 5.00% 2/1/2033	30	30
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[12]	15	15
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[12]	25	25
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[12,13]	38	2
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[12]	45	45
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[12]	105	91
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[12]	35	34
		2,973
American Funds Insurance Series — Page 84 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 0.25%	Principal amount (000)	Value (000)
AEP Transmission Co., LLC 3.80% 6/15/2049	USD 45	$38
Consumers Energy Co. 4.625% 5/15/2033	50	50
DTE Electric Co. 5.20% 4/1/2033	35	36
Duke Energy Florida, LLC 5.95% 11/15/2052	25	28
Edison International 4.125% 3/15/2028	132	126
Edison International 6.95% 11/15/2029	25	27
FirstEnergy Corp. 2.65% 3/1/2030	493	420
FirstEnergy Corp. 2.25% 9/1/2030	107	88
Florida Power & Light Company 5.05% 4/1/2028	70	72
Florida Power & Light Company 5.10% 4/1/2033	35	36
Pacific Gas and Electric Co. 3.25% 2/16/2024	1,025	1,004
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	90
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	97
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	268
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	304
Southern California Edison Co. 5.30% 3/1/2028	25	26
Southern California Edison Co., Series C, 3.60% 2/1/2045	206	156
Union Electric Co. 3.90% 4/1/2052	25	21
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
		2,912
Communication services 0.24%
América Móvil, SAB de CV, 8.46% 12/18/2036	MXN 1,300	64
AT&T, Inc. 3.50% 6/1/2041	USD 75	59
CCO Holdings, LLC 4.25% 2/1/2031[2]	360	295
CCO Holdings, LLC 4.75% 2/1/2032[2]	25	21
CCO Holdings, LLC 4.25% 1/15/2034[2]	175	137
Charter Communications Operating, LLC 3.70% 4/1/2051	25	16
Meta Platforms, Inc. 3.85% 8/15/2032	160	150
Meta Platforms, Inc. 4.45% 8/15/2052	95	84
Netflix, Inc. 4.875% 4/15/2028	150	149
SBA Tower Trust 1.631% 11/15/2026[2]	253	222
Sprint Corp. 6.875% 11/15/2028	325	350
Sprint Corp. 8.75% 3/15/2032	90	110
T-Mobile US, Inc. 3.875% 4/15/2030	625	587
T-Mobile US, Inc. 2.55% 2/15/2031	203	172
Verizon Communications, Inc. 1.75% 1/20/2031	142	115
Walt Disney Company 4.625% 3/23/2040	120	117
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[2]	36	32
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[2]	47	39
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[2]	88	71
		2,790
Consumer discretionary 0.20%
Bayerische Motoren Werke AG 4.15% 4/9/2030[2]	290	284
Bayerische Motoren Werke AG 3.70% 4/1/2032[2]	25	23
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]	495	480
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	175	166
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	150	151
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]	150	129
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	150	124
Ford Motor Co. 2.30% 2/10/2025	200	186
Ford Motor Credit Company, LLC 5.125% 6/16/2025	200	196
Grand Canyon University 4.125% 10/1/2024	200	190
American Funds Insurance Series — Page 85 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.60% 7/1/2030	USD 12	$11
McDonald’s Corp. 4.60% 9/9/2032	6	6
McDonald’s Corp. 5.15% 9/9/2052	10	10
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[2]	160	171
Toyota Motor Credit Corp. 5.40% 11/10/2025	228	234
		2,361
Industrials 0.11%
Ashtead Capital, Inc. 5.50% 8/11/2032[2]	200	197
Boeing Company 4.508% 5/1/2023	270	270
Boeing Company 2.75% 2/1/2026	91	86
Boeing Company 3.625% 2/1/2031	280	257
Boeing Company 5.805% 5/1/2050	95	96
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	60	52
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	102	73
CSX Corp. 4.75% 11/15/2048	50	47
CSX Corp. 4.50% 11/15/2052	35	32
Lockheed Martin Corp. 5.10% 11/15/2027	19	20
Masco Corp. 3.125% 2/15/2051	10	7
Norfolk Southern Corp. 4.45% 3/1/2033	7	7
Northrop Grumman Corp. 4.95% 3/15/2053	21	21
Raytheon Technologies Corp. 5.00% 2/27/2026	11	11
Raytheon Technologies Corp. 5.375% 2/27/2053	43	45
Republic Services, Inc. 5.00% 4/1/2034	13	13
Union Pacific Corp. 2.80% 2/14/2032	17	15
Union Pacific Corp. 3.50% 2/14/2053	20	16
Waste Management, Inc. 4.625% 2/15/2030	60	60
		1,325
Consumer staples 0.10%
7-Eleven, Inc. 0.80% 2/10/2024[2]	50	48
7-Eleven, Inc. 1.30% 2/10/2028[2]	17	14
7-Eleven, Inc. 1.80% 2/10/2031[2]	128	101
Altria Group, Inc. 3.875% 9/16/2046	22	16
Altria Group, Inc. 3.70% 2/4/2051	28	19
Anheuser-Busch InBev NV 4.50% 6/1/2050	5	5
British American Tobacco PLC 4.70% 4/2/2027	105	103
British American Tobacco PLC 4.448% 3/16/2028	150	143
British American Tobacco PLC 4.54% 8/15/2047	82	61
British American Tobacco PLC 4.758% 9/6/2049	121	93
Constellation Brands, Inc. 5.00% 2/2/2026	50	50
Kraft Heinz Company 3.00% 6/1/2026	93	89
Kraft Heinz Company 4.875% 10/1/2049	235	219
Philip Morris International, Inc. 5.125% 11/17/2027	43	44
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	57
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	56
		1,159
Information technology 0.09%
Apple, Inc. 3.35% 8/8/2032	145	137
Broadcom, Inc. 4.00% 4/15/2029[2]	3	3
Broadcom, Inc. 4.15% 4/15/2032[2]	11	10
American Funds Insurance Series — Page 86 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.137% 11/15/2035[2]	USD 2	$1
Broadcom, Inc. 3.75% 2/15/2051[2]	91	67
Intel Corp. 4.875% 2/10/2028	24	24
Intel Corp. 5.125% 2/10/2030	45	46
Intel Corp. 5.20% 2/10/2033	107	109
Intel Corp. 5.625% 2/10/2043	25	26
Intel Corp. 5.70% 2/10/2053	22	22
Lenovo Group, Ltd. 5.875% 4/24/2025	400	402
Oracle Corp. 3.60% 4/1/2050	150	107
ServiceNow, Inc. 1.40% 9/1/2030	130	105
		1,059
Materials 0.04%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	23	24
Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
Dow Chemical Co. 3.60% 11/15/2050	75	56
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]	100	85
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	10	7
LYB International Finance III, LLC 3.625% 4/1/2051	102	73
Nutrien, Ltd. 5.90% 11/7/2024	84	85
Nutrien, Ltd. 5.80% 3/27/2053	15	16
South32 Treasury, Ltd. 4.35% 4/14/2032[2]	10	9
		435
Real estate 0.02%
American Tower Corp. 4.05% 3/15/2032	11	10
Crown Castle, Inc. 5.00% 1/11/2028	56	56
Equinix, Inc. 1.55% 3/15/2028	25	21
Equinix, Inc. 3.20% 11/18/2029	144	129
Equinix, Inc. 2.50% 5/15/2031	47	39
		255
Total corporate bonds, notes & loans		22,435
Asset-backed obligations 0.83%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,9]	80	80
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,9]	63	61
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,9]	100	100
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[9]	100	98
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,9]	85	83
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,9]	87	85
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,9]	100	98
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 5.709% 12/18/2025[9,10]	102	102
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,9]	197	181
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,9]	100	93
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,9]	61	58
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.328% 9/15/2025[9,10]	85	85
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,9]	352	320
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,9]	88	75
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,9]	90	82
American Funds Insurance Series — Page 87 of 262

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,9]	USD 90	$77
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,9]	317	280
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,9]	490	491
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,9]	89	89
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,9]	89	89
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 8/15/2024[9]	13	13
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/2024[9]	20	20
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,9]	131	126
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.158% 2/15/2025[9,10]	52	52
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,9]	176	177
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,9]	488	437
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,9]	83	72
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,9]	128	122
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.269% 10/21/2024[9,10]	63	63
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.158% 9/16/2025[9,10]	68	68
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,9]	184	193
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,9]	247	231
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,9]	100	93
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,9]	268	238
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,9]	100	88
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,9]	100	86
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.138% 5/15/2025[9,10]	89	89
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,9]	28	28
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,9]	44	38
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,9]	137	120
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,9]	199	180
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,9]	398	358
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.501% 4/20/2062[2,9,10]	203	198
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,9]	935	808
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[9]	181	178
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.238% 8/15/2024[9,10]	189	190
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[2,9]	100	93
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,9]	100	90
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,9]	100	98
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[9]	92	92
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[9]	577	577
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[9]	62	62
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,9]	67	58
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,9]	177	163
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169% 4/1/2041[9]	16	17
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,9,10]	335	303
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.128% 8/15/2025[9,10]	27	27
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[9,12]	160	158
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[9,12]	451	454
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[9]	84	83
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[2,9]	373	369
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,9]	80	80
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,9]	100	100
		9,717
American Funds Insurance Series — Page 88 of 262

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 0.07%	Principal amount (000)	Value (000)
Peru (Republic of) 2.783% 1/23/2031	USD 190	$163
Portuguese Republic 5.125% 10/15/2024	18	18
Qatar (State of) 4.50% 4/23/2028	200	203
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	193
United Mexican States 3.25% 4/16/2030	200	179
		756
Municipals 0.02% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	15	12
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	225	225
Total municipals		237
Total bonds, notes & other debt instruments (cost: $211,653,000)		204,335
Short-term securities 8.09% Money market investments 7.27%	Shares
Capital Group Central Cash Fund 4.86%[6,14]	847,926	84,793
Money market investments purchased with collateral from securities on loan 0.82%
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[14,15]	3,941,775	3,942
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[14,15]	3,881,100	3,881
Capital Group Central Cash Fund 4.86%[6,14,15]	17,117	1,711
		9,534
Total short-term securities (cost: $94,312,000)		94,327
Total investment securities 103.33% (cost: $1,065,931,000)		1,205,416
Other assets less liabilities (3.33)%		(38,865)
Net assets 100.00%		$1,166,551
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
30 Day Federal Funds Futures	Long	16	April 2023	USD 6,346	$6
2 Year U.S. Treasury Note Futures	Long	176	June 2023	36,336	366
5 Year U.S. Treasury Note Futures	Long	411	June 2023	45,008	871
10 Year Ultra U.S. Treasury Note Futures	Short	2	June 2023	(242)	(3)
20 Year U.S. Treasury Bond Futures	Long	3	June 2023	393	11
30 Year Ultra U.S. Treasury Bond Futures	Long	68	June 2023	9,596	392
					$1,643
American Funds Insurance Series — Page 89 of 262

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	USD8,100	$—[4]	$—	$—[4]
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	4,036	— [4]	—	— [4]
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	5,914	— [4]	—	— [4]
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	5,215	(65)	—	(65)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	5,635	(70)	—	(70)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	(72)	—	(72)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	(12)	—	(12)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	(55)	—	(55)
3-month USD-LIBOR	Quarterly	0.5935%	Semi-annual	5/18/2030	7,200	1,326	—	1,326
3-month USD-LIBOR	Quarterly	0.807%	Semi-annual	5/18/2050	805	364	—	364
						$1,416	$—	$1,416
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[16] (000)	Value at 3/31/2023[17] (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2023 (000)
5.00%	Quarterly	CDX.NA.HY.40	6/20/2028	USD6,200	$92	$12	$80
Investments in affiliates6

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Investment funds 3.16%
Capital Group Central Corporate Bond Fund	$28,059	$7,902	$—	$—	$989	$36,950	$271
Short-term securities 7.42%
Money market investments 7.27%
Capital Group Central Cash Fund 4.86%[14]	77,952	73,577	66,745	4	5	84,793	869
Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 4.86%[14,15]	1,712		1 [18]			1,711	— [19]
Total short-term securities						86,504
Total 10.58%				$4	$994	$123,454	$1,140

American Funds Insurance Series — Page 90 of 262

unaudited
[1]	All or a portion of this security was on loan. The total value of all such securities was $10,134,000, which represented .87% of the net assets of the fund.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,407,000, which represented 1.84% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,349,000, which represented .20% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[11]	Purchased on a TBA basis.
[12]	Step bond; coupon rate may change at a later date.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Rate represents the seven-day yield at 3/31/2023.
[15]	Security purchased with cash collateral from securities on loan.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[18]	Represents net activity.
[19]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
CAD = Canadian dollars
CDI = CREST Depository Interest
CME = CME Group
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate
G.O. = General Obligation
GBP = British pounds

GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 91 of 262

Asset Allocation Fund
Investment portfolio
March 31, 2023
unaudited

Common stocks 66.55% Information technology 11.72%	Shares	Value (000)
Microsoft Corp.	3,381,640	$974,927
Broadcom, Inc.	1,227,067	787,213
ASML Holding NV (New York registered) (ADR)	335,604	228,449
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,900,100	176,747
TE Connectivity, Ltd.	1,120,708	146,981
MKS Instruments, Inc.	1,600,000	141,792
Apple, Inc.	433,200	71,435
Snowflake, Inc., Class A1	432,116	66,671
Oracle Corp.	633,200	58,837
Constellation Software, Inc.	25,700	48,318
MediaTek, Inc.	1,463,000	38,189
NVIDIA Corp.	130,876	36,353
EPAM Systems, Inc.[1]	94,019	28,112
MicroStrategy, Inc., Class A1,2	96,100	28,092
GoDaddy, Inc., Class A1	281,000	21,839
Applied Materials, Inc.	135,000	16,582
Synopsys, Inc.[1]	35,500	13,712
KLA Corp.	17,862	7,130
		2,891,379
Health care 11.63%
UnitedHealth Group, Inc.	877,396	414,649
Gilead Sciences, Inc.	3,115,000	258,451
Humana, Inc.	500,000	242,730
Pfizer, Inc.	5,373,712	219,247
Johnson & Johnson	1,400,000	217,000
AbbVie, Inc.	1,089,767	173,676
Abbott Laboratories	1,600,000	162,016
Vertex Pharmaceuticals, Inc.[1]	505,500	159,268
Regeneron Pharmaceuticals, Inc.[1]	187,220	153,833
Eli Lilly and Company	400,469	137,529
Seagen, Inc.[1]	615,000	124,519
Bristol-Myers Squibb Company	1,374,818	95,289
AstraZeneca PLC	461,000	63,987
AstraZeneca PLC (ADR)	249,881	17,344
Thermo Fisher Scientific, Inc.	116,000	66,859
Centene Corp.[1]	1,004,000	63,463
Molina Healthcare, Inc.[1]	222,959	59,639
Alnylam Pharmaceuticals, Inc.[1]	261,834	52,451
Zoetis, Inc., Class A	279,361	46,497
Novo Nordisk A/S, Class B	246,400	39,102
Moderna, Inc.[1]	172,143	26,438
AbCellera Biologics, Inc.[1,2]	2,871,293	21,649
Rotech Healthcare, Inc.[1,3,4]	184,138	19,703
Elevance Health, Inc.	37,542	17,262
American Funds Insurance Series — Page 92 of 262

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Common stocks (continued) Health care (continued)	Shares	Value (000)
Karuna Therapeutics, Inc.[1]	57,100	$10,372
GE HealthCare Technologies, Inc.[1]	96,000	7,875
		2,870,848
Consumer discretionary 8.82%
Aramark	11,375,152	407,231
Home Depot, Inc.	1,255,700	370,582
Booking Holdings, Inc.[1]	92,416	245,125
LVMH Moët Hennessy-Louis Vuitton SE	165,700	151,857
General Motors Company	4,000,000	146,720
Lennar Corp., Class A	1,357,800	142,718
Amazon.com, Inc.[1]	1,200,000	123,948
Entain PLC	7,000,000	108,941
Etsy, Inc.[1]	840,578	93,582
Burlington Stores, Inc.[1]	431,484	87,203
D.R. Horton, Inc.	870,000	84,990
Royal Caribbean Cruises, Ltd.[1]	1,014,324	66,235
adidas AG	301,543	53,241
YUM! Brands, Inc.	277,000	36,586
Darden Restaurants, Inc.	142,000	22,033
YETI Holdings, Inc.[1]	495,471	19,819
Chipotle Mexican Grill, Inc.[1]	9,709	16,586
		2,177,397
Financials 7.26%
Aon PLC, Class A	807,600	254,628
Apollo Asset Management, Inc.	2,630,627	166,150
Synchrony Financial	4,100,000	119,228
JPMorgan Chase & Co.	725,000	94,475
Arthur J. Gallagher & Co.	476,724	91,202
Bank of America Corp.	3,000,000	85,800
Ares Management Corp., Class A	1,015,403	84,725
Capital One Financial Corp.	850,000	81,736
Blue Owl Capital, Inc., Class A	7,085,161	78,504
CME Group, Inc., Class A	380,200	72,816
Mastercard, Inc., Class A	195,977	71,220
Goldman Sachs Group, Inc.	213,000	69,675
Blackstone, Inc., nonvoting shares	737,500	64,782
Nasdaq, Inc.	1,098,300	60,044
Discover Financial Services	600,000	59,304
Intercontinental Exchange, Inc.	538,487	56,159
Toronto-Dominion Bank (CAD denominated)	885,700	53,050
Brookfield Corp., Class A	1,260,000	41,063
S&P Global, Inc.	102,000	35,167
Morgan Stanley	339,372	29,797
Antin Infrastructure Partners SA	1,243,300	22,527
Wells Fargo & Company	570,000	21,307
Bridgepoint Group PLC	5,809,554	15,828
Progressive Corp.	105,000	15,021
The Bank of N.T. Butterfield & Son, Ltd.	446,399	12,053
Société Générale	512,495	11,568
OneMain Holdings, Inc.	300,000	11,124
Islandsbanki hf.	9,555,235	8,311
Fidelity National Information Services, Inc.	48,014	2,609
SLM Corp.	137,384	1,702
American Funds Insurance Series — Page 93 of 262

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Common stocks (continued) Financials (continued)	Shares	Value (000)
Jonah Energy Parent, LLC[3]	32,117	$1,373
Sberbank of Russia PJSC[3]	8,880,000	— [5]
		1,792,948
Communication services 6.33%
Alphabet, Inc., Class C1	3,009,502	312,988
Alphabet, Inc., Class A1	1,287,091	133,510
Meta Platforms, Inc., Class A1	1,777,348	376,691
Charter Communications, Inc., Class A1	821,000	293,598
Netflix, Inc.[1]	384,527	132,846
Comcast Corp., Class A	3,423,000	129,766
Walt Disney Company[1]	874,000	87,514
ZoomInfo Technologies, Inc.[1]	2,500,000	61,775
Activision Blizzard, Inc.	400,000	34,236
		1,562,924
Consumer staples 6.29%
Philip Morris International, Inc.	8,973,171	872,641
Nestlé SA	1,677,000	204,723
Target Corp.	750,000	124,222
Archer Daniels Midland Company	1,200,000	95,592
British American Tobacco PLC (ADR)	1,409,481	49,501
British American Tobacco PLC	1,080,000	37,848
Altria Group, Inc.	1,570,000	70,053
Avenue Supermarts, Ltd.[1]	970,539	40,222
Dollar Tree Stores, Inc.[1]	185,000	26,557
Dollar General Corp.	90,200	18,983
Costco Wholesale Corp.	26,000	12,919
		1,553,261
Industrials 6.27%
Northrop Grumman Corp.	933,553	431,040
Boeing Company[1]	1,219,206	258,996
L3Harris Technologies, Inc.	1,094,000	214,687
Lockheed Martin Corp.	338,500	160,019
Caterpillar, Inc.	618,000	141,423
CSX Corp.	2,628,369	78,693
Raytheon Technologies Corp.	395,000	38,682
Concentrix Corp.	282,626	34,353
General Electric Co.	318,583	30,457
Paychex, Inc.	205,595	23,559
Huntington Ingalls Industries, Inc.	100,000	20,702
AMETEK, Inc.	140,000	20,346
United Airlines Holdings, Inc.[1]	421,388	18,646
Copart, Inc.[1]	232,000	17,449
Chart Industries, Inc.[1]	130,200	16,327
HEICO Corp.	88,528	15,142
Delta Air Lines, Inc.[1]	422,213	14,744
Equifax, Inc.	61,931	12,562
		1,547,827
Materials 4.03%
Corteva, Inc.	4,615,508	278,361
Mosaic Co.	3,321,012	152,368
Linde PLC	261,370	92,901
American Funds Insurance Series — Page 94 of 262

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Common stocks (continued) Materials (continued)	Shares	Value (000)
Royal Gold, Inc.	700,000	$90,797
Wheaton Precious Metals Corp.	1,785,000	85,966
Nucor Corp.	500,000	77,235
Franco-Nevada Corp.	347,089	50,626
First Quantum Minerals, Ltd.	2,100,000	48,278
Lundin Mining Corp.	6,465,000	43,913
ATI, Inc.[1]	970,000	38,276
Nutrien, Ltd. (CAD denominated)	400,272	29,561
Albemarle Corp.	26,141	5,778
		994,060
Energy 2.74%
Canadian Natural Resources, Ltd. (CAD denominated)	5,852,700	323,880
Cenovus Energy, Inc. (CAD denominated)	7,300,000	127,365
ConocoPhillips	1,252,000	124,211
Hess Corp.	400,000	52,936
Chevron Corp.	187,421	30,579
Exxon Mobil Corp.	129,835	14,238
Diamond Offshore Drilling, Inc.[1]	129,236	1,556
Altera Infrastructure, LP1,3	14,641	1,231
Constellation Oil Services Holding SA, Class B-1[1,3]	480,336	53
McDermott International, Ltd.[1]	30,762	10
Bighorn Permian Resources, LLC[3]	4,392	— [5]
		676,059
Real estate 0.98%
VICI Properties, Inc. REIT	2,769,154	90,330
Gaming and Leisure Properties, Inc. REIT	1,593,566	82,961
Equinix, Inc. REIT	63,445	45,746
Crown Castle, Inc. REIT	166,000	22,218
		241,255
Utilities 0.48%
CenterPoint Energy, Inc.	1,717,846	50,608
AES Corp.	983,067	23,672
Sempra Energy	132,039	19,959
FirstEnergy Corp.	307,000	12,299
Constellation Energy Corp.	138,666	10,885
		117,423
Total common stocks (cost: $11,500,300,000)		16,425,381
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,6]	450	271
Total preferred securities (cost: $466,000)		271
Rights & warrants 0.00% Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,3]	4	— [5]
Total rights & warrants (cost: $0)		— [5]
American Funds Insurance Series — Page 95 of 262

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Convertible stocks 0.20% Health care 0.20%	Shares	Value (000)
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 7/9/2024[3,4]	50,000	$50,710
Total convertible stocks (cost: $50,000,000)		50,710
Investment funds 5.07%
Capital Group Central Corporate Bond Fund[7]	148,740,628	1,250,909
Total investment funds (cost: $1,483,509,000)		1,250,909
Bonds, notes & other debt instruments 22.26% Mortgage-backed obligations 7.75% Federal agency mortgage-backed obligations 7.20%	Principal amount (000)
Fannie Mae Pool #AD7072 4.00% 6/1/2025[8]	USD 1	1
Fannie Mae Pool #AE2321 4.00% 8/1/2025[8]	1	1
Fannie Mae Pool #AE3069 4.00% 9/1/2025[8]	1	1
Fannie Mae Pool #AH0829 4.00% 1/1/2026[8]	1	1
Fannie Mae Pool #AH6431 4.00% 2/1/2026[8]	153	152
Fannie Mae Pool #AH5618 4.00% 2/1/2026[8]	1	1
Fannie Mae Pool #890329 4.00% 4/1/2026[8]	23	23
Fannie Mae Pool #MA1109 4.00% 5/1/2027[8]	2	2
Fannie Mae Pool #MA3653 3.00% 3/1/2029[8]	12	12
Fannie Mae Pool #AL8347 4.00% 3/1/2029[8]	159	159
Fannie Mae Pool #254767 5.50% 6/1/2033[8]	199	206
Fannie Mae Pool #555956 5.50% 12/1/2033[8]	126	130
Fannie Mae Pool #BN1085 4.00% 1/1/2034[8]	402	398
Fannie Mae Pool #BN3172 4.00% 1/1/2034[8]	159	157
Fannie Mae Pool #929185 5.50% 1/1/2036[8]	375	388
Fannie Mae Pool #893641 6.00% 9/1/2036[8]	766	802
Fannie Mae Pool #893688 6.00% 10/1/2036[8]	162	169
Fannie Mae Pool #AS8554 3.00% 12/1/2036[8]	5,835	5,475
Fannie Mae Pool #907239 6.00% 12/1/2036[8]	46	48
Fannie Mae Pool #928031 6.00% 1/1/2037[8]	62	65
Fannie Mae Pool #888292 6.00% 3/1/2037[8]	526	550
Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]	106	109
Fannie Mae Pool #190379 5.50% 5/1/2037[8]	53	55
Fannie Mae Pool #924952 6.00% 8/1/2037[8]	853	891
Fannie Mae Pool #888637 6.00% 9/1/2037[8]	9	10
Fannie Mae Pool #995674 6.00% 5/1/2038[8]	305	319
Fannie Mae Pool #AD0119 6.00% 7/1/2038[8]	921	964
Fannie Mae Pool #995224 6.00% 9/1/2038[8]	8	8
Fannie Mae Pool #AE0021 6.00% 10/1/2038[8]	281	294
Fannie Mae Pool #AL7164 6.00% 10/1/2038[8]	189	195
Fannie Mae Pool #889983 6.00% 10/1/2038[8]	17	18
Fannie Mae Pool #AD0095 6.00% 11/1/2038[8]	668	697
Fannie Mae Pool #AB0538 6.00% 11/1/2038[8]	106	111
Fannie Mae Pool #995391 6.00% 11/1/2038[8]	14	15
Fannie Mae Pool #AD0833 6.00% 1/1/2039[8]	— [5]	— [5]
Fannie Mae Pool #AL0309 6.00% 1/1/2040[8]	60	63
Fannie Mae Pool #AL0013 6.00% 4/1/2040[8]	178	186
Fannie Mae Pool #AL7228 6.00% 4/1/2041[8]	233	240
Fannie Mae Pool #AB4536 6.00% 6/1/2041[8]	407	422
Fannie Mae Pool #MA4387 2.00% 7/1/2041[8]	7,508	6,500
Fannie Mae Pool #MA4501 2.00% 12/1/2041[8]	8,641	7,405
American Funds Insurance Series — Page 96 of 262

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0305 1.50% 1/1/2042[8]	USD 22,424	$18,426
Fannie Mae Pool #MA4520 2.00% 1/1/2042[8]	14,677	12,632
Fannie Mae Pool #AP2131 3.50% 8/1/2042[8]	3,047	2,910
Fannie Mae Pool #AU8813 4.00% 11/1/2043[8]	2,192	2,185
Fannie Mae Pool #AU9348 4.00% 11/1/2043[8]	1,219	1,215
Fannie Mae Pool #AU9350 4.00% 11/1/2043[8]	1,033	1,017
Fannie Mae Pool #AL8773 3.50% 2/1/2045[8]	5,174	4,941
Fannie Mae Pool #FM9416 3.50% 7/1/2045[8]	8,661	8,189
Fannie Mae Pool #AL8354 3.50% 10/1/2045[8]	1,291	1,224
Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]	2,755	2,604
Fannie Mae Pool #BC7611 4.00% 5/1/2046[8]	113	110
Fannie Mae Pool #AS8310 3.00% 11/1/2046[8]	367	338
Fannie Mae Pool #BD9307 4.00% 11/1/2046[8]	1,314	1,280
Fannie Mae Pool #BD9699 3.50% 12/1/2046[8]	1,472	1,390
Fannie Mae Pool #BE1290 3.50% 2/1/2047[8]	2,135	2,017
Fannie Mae Pool #BM1179 3.00% 4/1/2047[8]	462	425
Fannie Mae Pool #256975 7.00% 10/1/2047[8]	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047[8]	1,496	1,414
Fannie Mae Pool #257036 7.00% 11/1/2047[8]	6	7
Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]	2,584	2,520
Fannie Mae Pool #MA3277 4.00% 2/1/2048[8]	10	10
Fannie Mae Pool #BK5255 4.00% 5/1/2048[8]	11	11
Fannie Mae Pool #FM3278 3.50% 11/1/2048[8]	16,549	15,624
Fannie Mae Pool #FM3280 3.50% 5/1/2049[8]	2,262	2,140
Fannie Mae Pool #CA4756 3.00% 12/1/2049[8]	1,716	1,562
Fannie Mae Pool #CA5968 2.50% 6/1/2050[8]	5,570	4,869
Fannie Mae Pool #CA6593 2.50% 8/1/2050[8]	12,593	11,022
Fannie Mae Pool #CA7599 2.50% 11/1/2050[8]	1,587	1,390
Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]	14,291	13,088
Fannie Mae Pool #CA8828 2.50% 2/1/2051[8]	3,957	3,461
Fannie Mae Pool #CB0290 2.00% 4/1/2051[8]	4,765	3,957
Fannie Mae Pool #FM8453 3.00% 8/1/2051[8]	4,780	4,355
Fannie Mae Pool #CB1304 3.00% 8/1/2051[8]	86	78
Fannie Mae Pool #CB1810 3.00% 10/1/2051[8]	162	146
Fannie Mae Pool #CB2078 3.00% 11/1/2051[8]	9,762	8,779
Fannie Mae Pool #CB2286 2.50% 12/1/2051[8]	17,111	14,908
Fannie Mae Pool #CB2375 2.50% 12/1/2051[8]	7,908	6,870
Fannie Mae Pool #CB2319 2.50% 12/1/2051[8]	193	168
Fannie Mae Pool #BT9510 2.50% 12/1/2051[8]	93	81
Fannie Mae Pool #BT9483 2.50% 12/1/2051[8]	93	81
Fannie Mae Pool #CB2372 2.50% 12/1/2051[8]	92	80
Fannie Mae Pool #FS0182 3.00% 1/1/2052[8]	12,799	11,512
Fannie Mae Pool #BV3076 2.00% 2/1/2052[8]	8,527	7,069
Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]	66,614	60,731
Fannie Mae Pool #BX0097 4.50% 10/1/2052[8]	994	981
Fannie Mae Pool #MA4895 6.50% 1/1/2053[8]	7,188	7,425
Fannie Mae Pool #BM6736 4.50% 11/1/2059[8]	11,536	11,375
Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]	4,043	3,621
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]	23	25
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[8]	81	83
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.233% 7/25/2023[8,9]	888	881
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 12/25/2023[8,9]	1,836	1,811
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[8,9]	1,097	1,080
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 7/25/2024[8,9]	3,220	3,145
American Funds Insurance Series — Page 97 of 262

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.471% 12/25/2026[8,9]	USD 7,297	$6,807
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[8,9]	2,489	2,363
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[8]	38	32
Freddie Mac Pool #C91912 3.00% 2/1/2037[8]	10,733	10,086
Freddie Mac Pool #G03978 5.00% 3/1/2038[8]	415	425
Freddie Mac Pool #G04553 6.50% 9/1/2038[8]	46	49
Freddie Mac Pool #G08347 4.50% 6/1/2039[8]	65	65
Freddie Mac Pool #C03518 5.00% 9/1/2040[8]	566	579
Freddie Mac Pool #Q05807 4.00% 1/1/2042[8]	1,607	1,576
Freddie Mac Pool #Q23185 4.00% 11/1/2043[8]	1,289	1,286
Freddie Mac Pool #Q23190 4.00% 11/1/2043[8]	750	739
Freddie Mac Pool #760014 2.738% 8/1/2045[8,9]	177	171
Freddie Mac Pool #Q37988 4.00% 12/1/2045[8]	5,630	5,539
Freddie Mac Pool #G60344 4.00% 12/1/2045[8]	4,806	4,729
Freddie Mac Pool #Z40130 3.00% 1/1/2046[8]	4,336	3,977
Freddie Mac Pool #Q41090 4.50% 6/1/2046[8]	203	203
Freddie Mac Pool #Q41909 4.50% 7/1/2046[8]	240	240
Freddie Mac Pool #760015 2.572% 1/1/2047[8,9]	433	416
Freddie Mac Pool #Q46021 3.50% 2/1/2047[8]	1,142	1,080
Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]	2,281	2,218
Freddie Mac Pool #SD8106 2.00% 11/1/2050[8]	32,643	27,117
Freddie Mac Pool #SD7528 2.00% 11/1/2050[8]	17,651	14,796
Freddie Mac Pool #RA5288 2.00% 5/1/2051[8]	30,205	25,112
Freddie Mac Pool #SD7544 3.00% 7/1/2051[8]	412	375
Freddie Mac Pool #RA5782 2.50% 9/1/2051[8]	10,175	8,882
Freddie Mac Pool #SD7545 2.50% 9/1/2051[8]	6,960	6,097
Freddie Mac Pool #RA5971 3.00% 9/1/2051[8]	6,794	6,165
Freddie Mac Pool #QC6456 3.00% 9/1/2051[8]	697	627
Freddie Mac Pool #SD0734 3.00% 10/1/2051[8]	178	161
Freddie Mac Pool #RA6483 2.50% 12/1/2051[8]	6,844	5,948
Freddie Mac Pool #SD7552 2.50% 1/1/2052[8]	2,389	2,084
Freddie Mac Pool #SD0813 3.00% 1/1/2052[8]	348	315
Freddie Mac Pool #QD7089 3.50% 2/1/2052[8]	1,190	1,108
Freddie Mac Pool #SD7554 2.50% 4/1/2052[8]	92	80
Freddie Mac Pool #SD8214 3.50% 5/1/2052[8]	147	137
Freddie Mac Pool #QE4383 4.00% 6/1/2052[8]	2,326	2,228
Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]	1,411	1,279
Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]	1,305	1,304
Freddie Mac Pool #SD8282 6.50% 1/1/2053[8]	5,132	5,299
Freddie Mac, Series T041, Class 3A, 4.369% 7/25/2032[8,9]	183	177
Freddie Mac, Series K045, Class A2, Multi Family 3.023% 1/25/2025[8]	6,860	6,653
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[8,9]	9,066	8,884
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[8]	7,275	7,022
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[8]	5,931	5,825
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[8]	4,041	3,912
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[8,9]	9,777	9,609
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[8]	7,370	7,147
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 4/25/2028[8]	3,237	3,197
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[8]	19,961	17,203
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,9]	2,607	2,459
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,9]	1,128	1,071
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]	5,035	4,738
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,9]	4,977	4,690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,9]	893	823
American Funds Insurance Series — Page 98 of 262

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]	USD 738	$691
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]	1,769	1,700
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]	1,905	1,779
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[8]	9,234	8,817
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]	5,304	4,981
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[8]	2,097	2,011
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[8]	4,175	3,999
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[8]	2,455	2,299
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]	2,617	2,436
Government National Mortgage Assn. 2.00% 4/1/2053[8,10]	13,272	11,276
Government National Mortgage Assn. 2.50% 4/1/2053[8,10]	8,716	7,671
Government National Mortgage Assn. 3.00% 4/1/2053[8,10]	62,263	56,717
Government National Mortgage Assn. 3.50% 4/1/2053[8,10]	16,502	15,472
Government National Mortgage Assn. 4.00% 4/1/2053[8,10]	7,228	6,959
Government National Mortgage Assn. 4.50% 4/1/2053[8,10]	17,356	17,096
Government National Mortgage Assn. 2.00% 5/1/2053[8,10]	55,512	47,197
Government National Mortgage Assn. 2.50% 5/1/2053[8,10]	8,400	7,374
Government National Mortgage Assn. 3.00% 5/1/2053[8,10]	21,400	19,507
Government National Mortgage Assn. 4.00% 5/1/2053[8,10]	8,700	8,381
Government National Mortgage Assn. 4.50% 5/1/2053[8,10]	16,100	15,863
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[8]	434	421
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]	330	326
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[8]	197	196
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[8]	1,700	1,698
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[8]	477	477
Uniform Mortgage-Backed Security 1.50% 5/1/2038[8,10]	25,420	22,345
Uniform Mortgage-Backed Security 2.50% 5/1/2038[8,10]	638	593
Uniform Mortgage-Backed Security 4.00% 3/1/2053[8,10]	— [5]	— [5]
Uniform Mortgage-Backed Security 4.50% 3/1/2053[8,10]	— [5]	— [5]
Uniform Mortgage-Backed Security 2.00% 4/1/2053[8,10]	30,473	25,195
Uniform Mortgage-Backed Security 4.00% 4/1/2053[8,10]	32,958	31,524
Uniform Mortgage-Backed Security 4.50% 4/1/2053[8,10]	6,989	6,848
Uniform Mortgage-Backed Security 6.00% 4/1/2053[8,10]	10,800	11,024
Uniform Mortgage-Backed Security 6.50% 4/1/2053[8,10]	11,050	11,394
Uniform Mortgage-Backed Security 2.00% 5/1/2053[8,10]	103,900	85,987
Uniform Mortgage-Backed Security 2.50% 5/1/2053[8,10]	243,335	209,981
Uniform Mortgage-Backed Security 3.00% 5/1/2053[8,10]	93,260	83,773
Uniform Mortgage-Backed Security 3.50% 5/1/2053[8,10]	98,343	91,448
Uniform Mortgage-Backed Security 4.00% 5/1/2053[8,10]	94,600	90,528
Uniform Mortgage-Backed Security 4.50% 5/1/2053[8,10]	87,574	85,832
Uniform Mortgage-Backed Security 5.00% 5/1/2053[8,10]	127,739	127,395
Uniform Mortgage-Backed Security 5.50% 5/1/2053[8,10]	77,685	78,451
Uniform Mortgage-Backed Security 6.00% 5/1/2053[8,10]	33,079	33,744
Uniform Mortgage-Backed Security 6.00% 6/1/2053[8,10]	5,200	5,303
		1,776,321
Commercial mortgage-backed securities 0.43%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[8]	2,909	2,448
Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 5.659% 8/15/2036[6,8,9]	2,000	1,981
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[8]	1,000	931
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[8]	2,960	2,454
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.273% 9/15/2034[6,8,9]	5,954	5,753
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.384% 9/15/2036[6,8,9]	4,505	4,338
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.584% 10/15/2036[6,8,9]	7,968	7,658
American Funds Insurance Series — Page 99 of 262

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 5.981% 10/15/2036[6,8,9]	USD 5,968	$5,623
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.354% 6/15/2038[6,8,9]	7,418	7,140
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.554% 6/15/2038[6,8,9]	1,339	1,277
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 5.784% 6/15/2038[6,8,9]	1,210	1,141
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.534% 11/15/2038[6,8,9]	5,254	5,058
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[8]	399	390
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[8]	4,735	4,578
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[8]	704	684
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.764% 7/15/2038[6,8,9]	1,537	1,492
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.064% 7/15/2038[6,8,9]	1,403	1,361
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.384% 7/15/2038[6,8,9]	1,465	1,422
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[6,8]	3,795	2,970
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[8]	2,489	2,067
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[6,8]	1,964	1,709
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[6,8]	868	730
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[6,8,9]	523	414
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[6,8]	1,431	1,194
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 6.084% 10/15/2038[6,8,9]	1,326	1,276
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[6,8]	13,772	11,873
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.485% 4/15/2026[6,8,9]	3,950	3,825
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[8]	500	486
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[8]	406	395
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[6,8]	2,194	1,754
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.415% 11/15/2038[6,8,9]	4,808	4,612
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.827% 1/15/2039[6,8,9]	10,709	10,313
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.616% 11/15/2027[6,8,9]	6,379	6,333
		105,680
Collateralized mortgage-backed obligations (privately originated) 0.12%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[6,8,9]	1,063	865
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 6.445% 7/25/2029[6,8,9]	129	129
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[6,8,9]	1,117	1,084
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.31% 10/25/2041[6,8,9]	155	154
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[6,8]	4,096	3,687
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[8]	147	142
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[6,8]	2,026	2,185
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[6,8]	6,226	6,424
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 8.145% 10/25/2027[8,9]	204	206
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.71% 9/25/2042[6,8,9]	943	948
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[6,8]	4,208	3,744
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.25% 11/25/2059[6,8,9]	1,025	1,024
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[8]	300	291
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.695% 11/25/2055[6,8,9]	4,040	3,977
American Funds Insurance Series — Page 100 of 262

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[6,8,9]	USD 2,749	$2,238
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[6,8]	3,430	3,265
		30,363
Total mortgage-backed obligations		1,912,364
U.S. Treasury bonds & notes 6.21% U.S. Treasury 4.68%
U.S. Treasury 2.50% 5/15/2024	700	685
U.S. Treasury 2.50% 5/31/2024[11]	100,000	97,765
U.S. Treasury 3.25% 8/31/2024	22,613	22,274
U.S. Treasury 1.50% 9/30/2024	907	870
U.S. Treasury 1.00% 12/15/2024	10,725	10,167
U.S. Treasury 4.625% 2/28/2025	66,202	66,851
U.S. Treasury 3.00% 7/15/2025	3,165	3,098
U.S. Treasury 0.375% 1/31/2026	45,000	40,868
U.S. Treasury 4.00% 2/15/2026	27,237	27,352
U.S. Treasury 0.50% 2/28/2026	42,515	38,654
U.S. Treasury 1.625% 5/15/2026	1,500	1,405
U.S. Treasury 1.50% 8/15/2026	500	464
U.S. Treasury 0.75% 8/31/2026	52	47
U.S. Treasury 0.875% 9/30/2026	565	512
U.S. Treasury 1.125% 10/31/2026	471	430
U.S. Treasury 1.125% 2/28/2027	762	692
U.S. Treasury 2.375% 5/15/2027	880	836
U.S. Treasury 2.625% 5/31/2027	96,250	92,310
U.S. Treasury 0.50% 6/30/2027	36,300	31,807
U.S. Treasury 4.125% 9/30/2027	90,000	91,726
U.S. Treasury 0.625% 12/31/2027	7,109	6,185
U.S. Treasury 4.00% 2/29/2028	79,153	80,581
U.S. Treasury 2.875% 5/15/2028	5,217	5,035
U.S. Treasury 1.25% 9/30/2028	3,142	2,774
U.S. Treasury 1.50% 11/30/2028	25,000	22,304
U.S. Treasury 1.375% 12/31/2028	10,900	9,656
U.S. Treasury 2.875% 4/30/2029	50,000	48,008
U.S. Treasury 1.50% 2/15/2030	26,651	23,369
U.S. Treasury 4.00% 2/28/2030	1,598	1,640
U.S. Treasury 0.625% 5/15/2030	20,225	16,561
U.S. Treasury 2.875% 5/15/2032	50,000	47,583
U.S. Treasury 4.125% 11/15/2032	723	760
U.S. Treasury 3.50% 2/15/2033	104,208	104,371
U.S. Treasury 1.125% 5/15/2040	37,775	25,174
U.S. Treasury 1.375% 11/15/2040[11]	27,695	19,084
U.S. Treasury 1.75% 8/15/2041	47,854	34,680
U.S. Treasury 2.00% 11/15/2041	1,181	892
U.S. Treasury 3.875% 2/15/2043	23,571	23,779
U.S. Treasury 2.50% 2/15/2046	3,755	2,985
U.S. Treasury 3.00% 5/15/2047	9,355	8,153
U.S. Treasury 3.00% 2/15/2048	336	294
U.S. Treasury 2.00% 2/15/2050	13,825	9,806
U.S. Treasury 1.375% 8/15/2050[11]	12,500	7,515
U.S. Treasury 2.375% 5/15/2051	4,757	3,655
U.S. Treasury 2.00% 8/15/2051	1,356	954
American Funds Insurance Series — Page 101 of 262

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2/15/2052[11]	USD 72,025	$53,747
U.S. Treasury 4.00% 11/15/2052[11]	63,333	67,221
		1,155,579
U.S. Treasury inflation-protected securities 1.53%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[12]	22,150	21,830
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[12]	99,090	96,921
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[12]	25,256	24,682
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]	4,666	4,571
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]	3,919	3,803
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[12]	43,738	42,022
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[12]	8,209	7,892
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[12]	13,378	13,651
U.S. Treasury Inflation-Protected Security 0.75% 7/15/2028[12]	20,852	20,475
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029[12]	23,507	23,118
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[12]	27,173	25,136
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[12]	53,760	49,145
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[12]	50,515	44,861
		378,107
Total U.S. Treasury bonds & notes		1,533,686
Corporate bonds, notes & loans 6.17% Financials 1.47%
ACE INA Holdings, Inc. 3.35% 5/3/2026	880	852
ACE INA Holdings, Inc. 4.35% 11/3/2045	400	369
Advisor Group Holdings, LLC 6.25% 3/1/2028[6]	4,470	4,031
AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	4,904
AerCap Ireland Capital DAC 3.00% 10/29/2028	4,501	3,933
AerCap Ireland Capital DAC 3.30% 1/30/2032	2,838	2,353
AerCap Ireland Capital DAC 3.85% 10/29/2041	1,970	1,512
AG Merger Sub II, Inc. 10.75% 8/1/2027[6]	2,420	2,458
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	1,072	1,080
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,13]	7,750	7,956
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[6]	2,100	1,883
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	2,295	1,939
Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,144
American International Group, Inc. 2.50% 6/30/2025	10,533	9,970
American International Group, Inc. 5.125% 3/27/2033	1,244	1,237
AmWINS Group, Inc. 4.875% 6/30/2029[6]	1,348	1,195
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[6]	1,250	1,024
Banco Santander, SA 5.147% 8/18/2025	2,400	2,358
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[13]	2,428	2,063
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[13]	2,250	2,245
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[13]	1,565	1,405
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[13]	2,500	2,616
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[13]	2,345	2,181
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[13]	1,000	798
Bank of Nova Scotia 1.625% 5/1/2023	5,000	4,986
Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	487
Blackstone Private Credit Fund 7.05% 9/29/2025[6]	2,510	2,478
Block, Inc. 3.50% 6/1/2031	2,325	1,912
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,13]	2,400	2,002
American Funds Insurance Series — Page 102 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,13]	USD 1,450	$1,460
Castlelake Aviation Finance DAC 5.00% 4/15/2027[6]	3,370	2,992
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[13]	8,000	8,065
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[13]	3,254	2,852
CME Group, Inc. 3.75% 6/15/2028	3,425	3,357
Coinbase Global, Inc. 3.375% 10/1/2028[6]	2,625	1,624
Coinbase Global, Inc. 3.625% 10/1/2031[6]	2,875	1,613
Compass Diversified Holdings 5.25% 4/15/2029[6]	820	723
Compass Diversified Holdings 5.00% 1/15/2032[6]	715	581
Corebridge Financial, Inc. 3.50% 4/4/2025[6]	642	617
Corebridge Financial, Inc. 3.65% 4/5/2027[6]	914	857
Corebridge Financial, Inc. 3.85% 4/5/2029[6]	621	568
Corebridge Financial, Inc. 3.90% 4/5/2032[6]	351	304
Corebridge Financial, Inc. 4.35% 4/5/2042[6]	203	167
Corebridge Financial, Inc. 4.40% 4/5/2052[6]	489	384
Crédit Agricole SA 4.375% 3/17/2025[6]	850	817
Credit Suisse Group AG 3.80% 6/9/2023	1,875	1,840
Credit Suisse Group AG 4.207% 6/12/2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[6,13]	4,500	4,371
Credit Suisse Group AG 3.625% 9/9/2024	1,500	1,429
Credit Suisse Group AG 7.95% 1/9/2025	7,750	7,888
Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,13]	1,568	1,456
Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,13]	1,250	1,116
Credit Suisse Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,13]	800	714
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[6,13]	6,000	5,859
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[13]	2,212	1,908
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[13]	2,788	2,366
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[13]	6,650	5,651
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[13]	1,825	1,814
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[13]	300	246
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[13]	2,975	2,762
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[6,13]	7,750	7,826
Fidelity National Information Services, Inc. 3.10% 3/1/2041	302	212
Fiserv, Inc. 3.50% 7/1/2029	471	437
Fiserv, Inc. 2.65% 6/1/2030	3,605	3,114
FS Energy and Power Fund 7.50% 8/15/2023[6]	1,995	1,994
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[13]	2,198	1,966
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[13]	4,000	3,652
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[13]	390	367
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[13]	2,323	1,936
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[13]	2,000	1,510
Groupe BPCE SA 5.70% 10/22/2023[6]	2,250	2,233
Groupe BPCE SA 5.15% 7/21/2024[6]	3,710	3,641
Groupe BPCE SA 1.00% 1/20/2026[6]	3,000	2,676
Groupe BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,13]	5,000	4,992
Groupe BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,13]	271	267
Hightower Holding, LLC 6.75% 4/15/2029[6]	870	741
HSBC Holdings PLC 4.25% 3/14/2024	3,000	2,923
HSBC Holdings PLC 2.633% 11/7/2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[13]	625	592
HSBC Holdings PLC 2.099% 6/4/2026 (USD-SOFR + 1.929% on 6/4/2025)[13]	3,000	2,757
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[13]	1,500	1,355
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[13]	400	325
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[13]	7,350	7,690
Intercontinental Exchange, Inc. 2.65% 9/15/2040	7,425	5,391
American Funds Insurance Series — Page 103 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 5.017% 6/26/2024[6]	USD 1,730	$1,663
Intesa Sanpaolo SpA 3.25% 9/23/2024[6]	750	721
Intesa Sanpaolo SpA 3.875% 7/14/2027[6]	300	272
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[6,13]	4,600	4,881
JPMorgan Chase & Co. 3.559% 4/23/2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[13]	4,725	4,720
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[13]	250	252
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[13]	6,000	5,894
JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025)[13]	800	715
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[13]	2,975	2,658
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[13]	4,000	3,907
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[13]	3,740	3,736
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[13]	3,025	2,436
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[13]	299	290
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[13]	3,982	3,961
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[13]	1,222	1,076
Lloyds Banking Group PLC 4.05% 8/16/2023	2,000	1,986
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[13]	800	704
LPL Holdings, Inc. 4.625% 11/15/2027[6]	2,700	2,554
LPL Holdings, Inc. 4.375% 5/15/2031[6]	1,805	1,598
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	820	809
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	1,705	1,691
Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	719	687
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	920	627
Mastercard, Inc. 4.875% 3/9/2028	3,246	3,350
Mastercard, Inc. 2.00% 11/18/2031	3,874	3,273
Mastercard, Inc. 4.85% 3/9/2033	2,008	2,086
Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	1,600	1,614
MGIC Investment Corp. 5.25% 8/15/2028	1,175	1,118
Morgan Stanley 3.737% 4/24/2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[13]	300	299
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[13]	2,450	2,420
Morgan Stanley 3.125% 7/27/2026	325	308
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[13]	975	973
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[13]	425	429
MSCI, Inc. 3.625% 11/1/2031[6]	775	664
National Australia Bank, Ltd. 1.887% 1/12/2027[6]	3,620	3,280
Navient Corp. 6.125% 3/25/2024	8,030	7,930
Navient Corp. 5.875% 10/25/2024	1,005	977
Navient Corp. 6.75% 6/15/2026	300	293
Navient Corp. 5.50% 3/15/2029	5,980	5,061
New York Life Global Funding 2.35% 7/14/2026[6]	590	548
New York Life Global Funding 4.55% 1/28/2033[6]	1,263	1,251
Northwestern Mutual Global Funding 1.75% 1/11/2027[6]	2,500	2,253
OneMain Finance Corp. 3.875% 9/15/2028	756	600
Owl Rock Capital Corp. 4.00% 3/30/2025	102	95
Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,624
Owl Rock Capital Corp. 3.40% 7/15/2026	1,290	1,141
Owl Rock Capital Corp. II 4.625% 11/26/2024[6]	2,305	2,213
Owl Rock Capital Corp. III 3.125% 4/13/2027	2,520	2,120
Owl Rock Core Income Corp. 4.70% 2/8/2027	2,500	2,262
Oxford Finance, LLC 6.375% 2/1/2027[6]	1,125	1,053
PayPal Holdings, Inc. 2.65% 10/1/2026	662	625
American Funds Insurance Series — Page 104 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
PayPal Holdings, Inc. 2.30% 6/1/2030	USD 616	$528
PNC Financial Services Group, Inc. 3.90% 4/29/2024	2,000	1,959
Power Financial Corp., Ltd. 5.25% 8/10/2028	383	376
Power Financial Corp., Ltd. 6.15% 12/6/2028	350	359
Power Financial Corp., Ltd. 4.50% 6/18/2029	554	520
Power Financial Corp., Ltd. 3.95% 4/23/2030	1,213	1,069
Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,890
Prudential Financial, Inc. 3.70% 3/13/2051	755	573
Quicken Loans, LLC 3.625% 3/1/2029[6]	1,505	1,294
Rabobank Nederland 4.375% 8/4/2025	4,500	4,356
Rocket Mortgage, LLC 2.875% 10/15/2026[6]	2,110	1,891
Royal Bank of Canada 1.15% 6/10/2025	4,711	4,337
Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	270	236
Springleaf Finance Corp. 6.125% 3/15/2024	2,550	2,486
Starwood Property Trust, Inc. 5.50% 11/1/2023[6]	1,160	1,163
Starwood Property Trust, Inc. 4.375% 1/15/2027[6]	1,540	1,275
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,13]	2,800	2,636
Toronto-Dominion Bank 2.65% 6/12/2024	625	608
Toronto-Dominion Bank 0.75% 9/11/2025	5,375	4,848
Toronto-Dominion Bank 1.25% 9/10/2026	2,425	2,146
Toronto-Dominion Bank 1.95% 1/12/2027	2,500	2,240
Toronto-Dominion Bank 2.45% 1/12/2032	1,500	1,245
Travelers Companies, Inc. 4.00% 5/30/2047	860	740
U.S. Bancorp 2.375% 7/22/2026	4,000	3,673
UBS Group AG 4.125% 9/24/2025[6]	2,750	2,632
UniCredit SpA 4.625% 4/12/2027[6]	625	591
Wells Fargo & Company 2.164% 2/11/2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[13]	8,000	7,531
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[13]	4,337	4,096
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[13]	3,000	2,815
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[13]	3,325	2,592
Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,009
		362,781
Health care 0.72%
AbbVie, Inc. 3.80% 3/15/2025	206	203
AbbVie, Inc. 2.95% 11/21/2026	1,445	1,376
AdaptHealth, LLC 5.125% 3/1/2030[6]	830	705
Amgen, Inc. 5.25% 3/2/2025	4,000	4,046
Amgen, Inc. 5.507% 3/2/2026	3,250	3,264
Amgen, Inc. 5.15% 3/2/2028	2,563	2,618
Amgen, Inc. 5.25% 3/2/2030	2,638	2,699
Amgen, Inc. 5.25% 3/2/2033	1,243	1,278
Amgen, Inc. 5.60% 3/2/2043	1,500	1,547
Amgen, Inc. 5.65% 3/2/2053	878	915
Amgen, Inc. 4.40% 2/22/2062	1,697	1,435
Amgen, Inc. 5.75% 3/2/2063	1,500	1,558
Anthem, Inc. 2.375% 1/15/2025	818	783
AstraZeneca Finance, LLC 1.20% 5/28/2026	3,786	3,450
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,661
AstraZeneca Finance, LLC 2.25% 5/28/2031	742	639
AstraZeneca PLC 3.375% 11/16/2025	1,140	1,115
American Funds Insurance Series — Page 105 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bausch Health Companies, Inc. 4.875% 6/1/2028[6]	USD 7,450	$4,402
Baxter International, Inc. 1.322% 11/29/2024	7,109	6,693
Baxter International, Inc. 1.915% 2/1/2027	4,739	4,244
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,765
Bayer US Finance II, LLC 3.875% 12/15/2023[6]	1,685	1,666
Becton, Dickinson and Company 3.363% 6/6/2024	198	194
Boston Scientific Corp. 3.45% 3/1/2024	313	307
Centene Corp. 4.25% 12/15/2027	565	545
Centene Corp. 2.45% 7/15/2028	1,325	1,154
Centene Corp. 4.625% 12/15/2029	1,265	1,191
Cigna Corp. 3.75% 7/15/2023	245	244
Community Health Systems, Inc. 5.625% 3/15/2027[6]	1,960	1,723
Community Health Systems, Inc. 5.25% 5/15/2030[6]	3,675	2,886
Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,416
Elevance Health, Inc. 4.75% 2/15/2033	811	816
Elevance Health, Inc. 5.125% 2/15/2053	344	343
Eli Lilly and Company 3.375% 3/15/2029	1,353	1,296
Eli Lilly and Company 4.70% 2/27/2033	1,543	1,583
Eli Lilly and Company 4.875% 2/27/2053	447	463
GlaxoSmithKline PLC 3.625% 5/15/2025	2,825	2,786
HCA, Inc. 3.375% 3/15/2029[6]	804	727
HCA, Inc. 3.50% 9/1/2030	4,050	3,610
HCA, Inc. 3.625% 3/15/2032[6]	1,000	882
HCA, Inc. 4.375% 3/15/2042[6]	1,500	1,263
HCA, Inc. 4.625% 3/15/2052[6]	1,450	1,206
Jazz Securities DAC 4.375% 1/15/2029[6]	1,975	1,819
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,210
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	4,000	4,005
Merck & Co., Inc. 1.90% 12/10/2028	600	532
Merck & Co., Inc. 2.75% 12/10/2051	1,103	782
Molina Healthcare, Inc. 4.375% 6/15/2028[6]	440	410
Molina Healthcare, Inc. 3.875% 11/15/2030[6]	2,899	2,532
Molina Healthcare, Inc. 3.875% 5/15/2032[6]	3,855	3,243
Novant Health, Inc. 3.168% 11/1/2051	3,750	2,716
Novartis Capital Corp. 1.75% 2/14/2025	1,250	1,193
Novartis Capital Corp. 2.00% 2/14/2027	2,386	2,203
Owens & Minor, Inc. 4.375% 12/15/2024	5,615	5,423
Owens & Minor, Inc. 4.50% 3/31/2029[6]	5,065	3,958
Owens & Minor, Inc. 6.625% 4/1/2030[6]	1,495	1,285
Par Pharmaceutical, Inc. 7.50% 4/1/2027[6]	9,648	7,186
Pfizer, Inc. 2.95% 3/15/2024	219	215
Shire PLC 2.875% 9/23/2023	1,365	1,349
Summa Health 3.511% 11/15/2051	1,655	1,208
Tenet Healthcare Corp. 4.875% 1/1/2026	11,225	11,017
Tenet Healthcare Corp. 4.25% 6/1/2029	2,060	1,866
Tenet Healthcare Corp. 4.375% 1/15/2030	1,925	1,729
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	4,253	4,258
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	17,790	16,117
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	7,495	6,796
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	3,550	2,369
UnitedHealth Group, Inc. 1.15% 5/15/2026	2,610	2,375
UnitedHealth Group, Inc. 5.30% 2/15/2030	2,500	2,637
UnitedHealth Group, Inc. 2.00% 5/15/2030	974	833
UnitedHealth Group, Inc. 4.20% 5/15/2032	767	752
American Funds Insurance Series — Page 106 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 3.05% 5/15/2041	USD 3,875	$3,058
UnitedHealth Group, Inc. 3.25% 5/15/2051	2,504	1,885
UnitedHealth Group, Inc. 4.75% 5/15/2052	1,250	1,218
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[6]	6,275	5,166
		178,042
Energy 0.66%
Antero Midstream Partners, LP 5.375% 6/15/2029[6]	2,170	2,045
Antero Resources Corp. 7.625% 2/1/2029[6]	955	977
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[6]	2,000	1,935
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	1,270	1,122
Bonanza Creek Energy, Inc. 5.00% 10/15/2026[6]	480	452
BP Capital Markets America, Inc. 2.772% 11/10/2050	681	462
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	898
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,411
Cheniere Energy, Inc. 4.625% 10/15/2028	4,645	4,419
Chesapeake Energy Corp. 4.875% 4/15/2022[14]	7,225	126
Chesapeake Energy Corp. 5.50% 2/1/2026[6]	685	675
Chesapeake Energy Corp. 5.875% 2/1/2029[6]	2,240	2,135
CNX Midstream Partners, LP 4.75% 4/15/2030[6]	1,055	909
CNX Resources Corp. 7.25% 3/14/2027[6]	1,725	1,718
CNX Resources Corp. 6.00% 1/15/2029[6]	2,675	2,504
CNX Resources Corp. 7.375% 1/15/2031[6]	553	545
Comstock Resources, Inc. 5.875% 1/15/2030[6]	450	387
ConocoPhillips 3.80% 3/15/2052	2,000	1,659
Constellation Oil Services Holding SA 13.50% 6/30/2025[3,6]	1,120	1,120
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[15]	438	259
Crestwood Midstream Partners, LP 8.00% 4/1/2029[6]	4,265	4,354
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6,9,15]	204	197
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[15]	185	179
Diamondback Energy, Inc. 6.25% 3/15/2053	500	518
DT Midstream, Inc. 4.375% 6/15/2031[6]	1,680	1,466
Enbridge Energy Partners, LP, Series B, 7.50% 4/15/2038	300	350
Enbridge, Inc. 4.00% 10/1/2023	278	276
Enbridge, Inc. 2.50% 1/15/2025	300	288
Enbridge, Inc. 3.70% 7/15/2027	62	59
Energy Transfer Operating, LP 5.00% 5/15/2050	1,869	1,598
Energy Transfer Partners, LP 4.50% 4/15/2024	1,210	1,196
Energy Transfer Partners, LP 4.75% 1/15/2026	2,494	2,465
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,570
Enterprise Products Operating, LLC 5.35% 1/31/2033	1,498	1,553
Enterprise Products Operating, LLC 4.90% 5/15/2046	500	462
EQM Midstream Partners, LP 4.125% 12/1/2026	686	624
EQM Midstream Partners, LP 6.50% 7/1/2027[6]	1,690	1,640
EQM Midstream Partners, LP 5.50% 7/15/2028	3,088	2,809
EQM Midstream Partners, LP 7.50% 6/1/2030[6]	642	623
EQM Midstream Partners, LP 4.75% 1/15/2031[6]	1,635	1,359
EQT Corp. 5.00% 1/15/2029	340	323
EQT Corp. 7.25% 2/1/2030[13]	1,110	1,163
EQT Corp. 3.625% 5/15/2031[6]	400	347
Equinor ASA 3.00% 4/6/2027	4,000	3,800
Equinor ASA 3.625% 9/10/2028	3,685	3,591
Exxon Mobil Corp. 2.019% 8/16/2024	643	621
Exxon Mobil Corp. 2.44% 8/16/2029	1,963	1,797
American Funds Insurance Series — Page 107 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Exxon Mobil Corp. 3.452% 4/15/2051	USD 1,000	$798
Genesis Energy, LP 6.50% 10/1/2025	4,280	4,150
Genesis Energy, LP 6.25% 5/15/2026	1,805	1,725
Genesis Energy, LP 8.00% 1/15/2027	4,612	4,565
Genesis Energy, LP 7.75% 2/1/2028	470	456
Genesis Energy, LP 8.875% 4/15/2030	394	399
Halliburton Company 3.80% 11/15/2025	6	6
Harvest Midstream I, LP 7.50% 9/1/2028[6]	850	849
Hess Midstream Operations, LP 4.25% 2/15/2030[6]	960	859
Hess Midstream Operations, LP 5.50% 10/15/2030[6]	400	373
Hess Midstream Partners, LP 5.125% 6/15/2028[6]	2,155	2,048
Hilcorp Energy I, LP 6.00% 4/15/2030[6]	350	323
Hilcorp Energy I, LP 6.00% 2/1/2031[6]	460	425
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.375% 4/15/2027[6]	545	540
Kinder Morgan, Inc. 5.20% 6/1/2033	803	798
Kinder Morgan, Inc. 5.45% 8/1/2052	1,238	1,152
Marathon Oil Corp. 4.40% 7/15/2027	1,005	974
MPLX, LP 4.125% 3/1/2027	500	485
MPLX, LP 2.65% 8/15/2030	4,273	3,626
MPLX, LP 4.50% 4/15/2038	750	667
MPLX, LP 4.70% 4/15/2048	1,101	926
New Fortress Energy, Inc. 6.75% 9/15/2025[6]	1,065	1,026
New Fortress Energy, Inc. 6.50% 9/30/2026[6]	2,435	2,242
NGL Energy Operating, LLC 7.50% 2/1/2026[6]	14,165	13,680
NGL Energy Partners, LP 6.125% 3/1/2025	3,422	3,075
Oasis Petroleum, Inc. 6.375% 6/1/2026[6]	1,945	1,929
ONEOK, Inc. 5.85% 1/15/2026	347	352
Parkland Corp. 4.625% 5/1/2030[6]	1,035	922
Petróleos Mexicanos 6.875% 10/16/2025	3,755	3,718
Petróleos Mexicanos 5.35% 2/12/2028	1,870	1,585
Petróleos Mexicanos 6.75% 9/21/2047	1,996	1,299
Pioneer Natural Resources Company 2.15% 1/15/2031	1,669	1,372
Plains All American Pipeline, LP 3.80% 9/15/2030	113	101
Range Resources Corp. 8.25% 1/15/2029	1,040	1,097
Range Resources Corp. 4.75% 2/15/2030[6]	1,670	1,524
Rockies Express Pipeline, LLC 4.95% 7/15/2029[6]	2,689	2,399
Southwestern Energy Co. 8.375% 9/15/2028	395	416
Southwestern Energy Co. 5.375% 2/1/2029	1,355	1,279
Southwestern Energy Co. 5.375% 3/15/2030	1,945	1,831
Southwestern Energy Co. 4.75% 2/1/2032	960	849
Statoil ASA 3.25% 11/10/2024	2,850	2,799
Statoil ASA 4.25% 11/23/2041	2,000	1,864
Sunoco, LP 4.50% 5/15/2029	1,050	965
Sunoco, LP 4.50% 4/30/2030	1,255	1,136
Targa Resources Partners, LP 5.50% 3/1/2030	2,260	2,211
Total SE 2.986% 6/29/2041	88	69
TransCanada PipeLines, Ltd. 4.25% 5/15/2028	1,090	1,059
TransCanada PipeLines, Ltd. 4.10% 4/15/2030	598	561
TransCanada PipeLines, Ltd. 4.75% 5/15/2038	2,000	1,857
TransCanada PipeLines, Ltd. 4.875% 5/15/2048	700	632
Valero Energy Corp. 4.00% 4/1/2029	4,000	3,860
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	840	739
Weatherford International, Ltd. 11.00% 12/1/2024[6]	418	429
Weatherford International, Ltd. 6.50% 9/15/2028[6]	2,380	2,386
American Funds Insurance Series — Page 108 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International, Ltd. 8.625% 4/30/2030[6]	USD 7,825	$8,013
Western Gas Partners, LP 4.50% 3/1/2028	3,018	2,858
Western Midstream Operating, LP 4.30% 2/1/2030[13]	1,125	1,025
Williams Companies, Inc. 3.50% 11/15/2030	1,094	992
		163,281
Consumer discretionary 0.63%
Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	1,660	1,406
Amazon.com, Inc. 2.70% 6/3/2060	2,765	1,818
American Honda Finance Corp. 3.50% 2/15/2028	750	719
Asbury Automotive Group, Inc. 4.625% 11/15/2029[6]	2,115	1,896
Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	1,065	895
Bayerische Motoren Werke AG 2.25% 9/15/2023[6]	300	296
Caesars Entertainment, Inc. 6.25% 7/1/2025[6]	2,815	2,818
Carnival Corp. 4.00% 8/1/2028[6]	3,875	3,340
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[6]	2,437	2,442
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[6]	2,000	1,940
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[6]	1,783	1,791
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[6]	2,400	2,163
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	450	426
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[6]	604	607
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	1,350	1,165
Fertitta Entertainment, Inc. 4.625% 1/15/2029[6]	3,580	3,146
Fertitta Entertainment, Inc. 6.75% 1/15/2030[6]	1,790	1,474
Ford Motor Credit Company, LLC 5.125% 6/16/2025	3,855	3,779
Ford Motor Credit Company, LLC 6.95% 3/6/2026	5,165	5,249
Ford Motor Credit Company, LLC 4.542% 8/1/2026	2,455	2,331
Ford Motor Credit Company, LLC 2.70% 8/10/2026	2,110	1,881
General Motors Financial Co. 2.35% 2/26/2027	783	701
Hanesbrands, Inc. 4.875% 5/15/2026[6]	2,700	2,562
Hanesbrands, Inc. 9.00% 2/15/2031[6]	370	379
Hilton Grand Vacations Borrower 5.00% 6/1/2029[6]	3,580	3,184
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[6]	1,885	1,652
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,617
Home Depot, Inc. 3.90% 12/6/2028	825	813
Home Depot, Inc. 2.95% 6/15/2029	4,000	3,698
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,484
Home Depot, Inc. 4.25% 4/1/2046	2,000	1,824
Home Depot, Inc. 4.50% 12/6/2048	428	403
Hyundai Capital America 1.00% 9/17/2024[6]	3,025	2,837
Hyundai Capital America 1.50% 6/15/2026[6]	850	756
Hyundai Capital America 1.65% 9/17/2026[6]	3,075	2,724
Hyundai Capital America 2.375% 10/15/2027[6]	2,579	2,281
Hyundai Capital America 2.10% 9/15/2028[6]	3,075	2,601
International Game Technology PLC 6.50% 2/15/2025[6]	1,344	1,359
International Game Technology PLC 5.25% 1/15/2029[6]	6,490	6,221
KB Home 7.25% 7/15/2030	1,295	1,315
Kontoor Brands, Inc. 4.125% 11/15/2029[6]	910	782
Lindblad Expeditions, LLC 6.75% 2/15/2027[6]	775	751
Lithia Motors, Inc. 3.875% 6/1/2029[6]	2,900	2,512
Lithia Motors, Inc. 4.375% 1/15/2031[6]	1,025	884
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,197
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,026
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	620	528
American Funds Insurance Series — Page 109 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 4.60% 9/9/2032	USD 1,275	$1,291
Melco International Development, Ltd. 5.75% 7/21/2028[6]	1,710	1,481
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[6]	1,500	1,519
Mercedes-Benz Finance North America, LLC 5.25% 11/29/2027[6]	2,875	2,946
NCL Corp., Ltd. 5.875% 2/15/2027[6]	2,450	2,287
NCL Corp., Ltd. 7.75% 2/15/2029[6]	1,375	1,180
Neiman Marcus Group, LLC 7.125% 4/1/2026[6]	1,345	1,264
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[6,9,14]	780	109
Party City Holdings, Inc. 8.75% 2/15/2026[6,14]	3,440	520
Party City Holdings, Inc., Term Loan DIP, 14.55% 6/18/2023[9,16]	732	758
Penske Automotive Group, Inc. 3.75% 6/15/2029	1,375	1,189
Premier Entertainment Sub, LLC 5.625% 9/1/2029[6]	520	385
Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[6]	365	270
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[6]	2,423	2,586
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[6]	3,120	2,804
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[6]	3,520	3,139
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	650	575
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	1,408	1,473
Sally Holdings, LLC 5.625% 12/1/2025	2,705	2,666
Sands China, Ltd. 5.625% 8/8/2025	1,302	1,270
Sands China, Ltd. 2.80% 3/8/2027[13]	2,075	1,782
Scientific Games Corp. 7.00% 5/15/2028[6]	750	743
Scientific Games Corp. 7.25% 11/15/2029[6]	2,240	2,246
Sonic Automotive, Inc. 4.625% 11/15/2029[6]	3,035	2,546
Sonic Automotive, Inc. 4.875% 11/15/2031[6]	1,325	1,070
Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	2,200	1,948
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	2,500	2,560
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	2,150	1,738
Stellantis Finance US, Inc. 6.375% 9/12/2032[6]	2,000	2,099
Tempur Sealy International, Inc. 4.00% 4/15/2029[6]	850	749
The Gap, Inc. 3.625% 10/1/2029[6]	486	347
The Gap, Inc. 3.875% 10/1/2031[6]	323	224
Toyota Motor Credit Corp. 0.80% 1/9/2026	429	389
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,279
Travel + Leisure Co. 4.50% 12/1/2029[6]	2,100	1,824
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[6]	3,770	3,743
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[6]	3,845	3,816
Volkswagen Group of America Finance, LLC 3.20% 9/26/2026[6]	3,201	3,015
Wyndham Destinations, Inc. 4.625% 3/1/2030[6]	1,300	1,116
Wyndham Worldwide Corp. 4.375% 8/15/2028[6]	2,255	2,080
		156,699
Industrials 0.59%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[6]	1,005	990
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[6]	3,445	2,943
Avis Budget Car Rental, LLC 5.75% 7/15/2027[6]	1,025	961
Avis Budget Group, Inc. 5.375% 3/1/2029[6]	2,450	2,278
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[6]	1,587	1,545
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[6]	1,126	1,060
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[6]	1,975	1,855
Boeing Company 4.875% 5/1/2025	1,555	1,553
Boeing Company 3.10% 5/1/2026	251	238
Boeing Company 3.25% 2/1/2028	4,000	3,729
Boeing Company 5.15% 5/1/2030	1,100	1,108
American Funds Insurance Series — Page 110 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 3.60% 5/1/2034	USD 6,250	$5,376
Boeing Company 5.805% 5/1/2050	4,000	4,032
Bombardier, Inc. 7.125% 6/15/2026[6]	4,100	4,119
Bombardier, Inc. 7.875% 4/15/2027[6]	8,070	8,177
Bombardier, Inc. 6.00% 2/15/2028[6]	1,010	985
BWX Technologies, Inc. 4.125% 4/15/2029[6]	1,025	910
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	1,385	1,256
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	1,344	1,164
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	829	595
Chart Industries, Inc. 7.50% 1/1/2030[6]	1,347	1,394
Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]	590	527
Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	520	471
CoreLogic, Inc. 4.50% 5/1/2028[6]	6,075	4,615
Covanta Holding Corp. 4.875% 12/1/2029[6]	1,035	922
CSX Corp. 4.25% 3/15/2029	1,062	1,050
CSX Corp. 2.50% 5/15/2051	1,125	727
Honeywell International, Inc. 2.30% 8/15/2024	2,640	2,564
Honeywell International, Inc. 1.35% 6/1/2025	5,947	5,584
Honeywell International, Inc. 2.70% 8/15/2029	1,470	1,355
Icahn Enterprises Finance Corp. 4.75% 9/15/2024	2,090	2,041
Icahn Enterprises, LP 5.25% 5/15/2027	1,185	1,113
Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,314
Lockheed Martin Corp. 5.10% 11/15/2027	951	988
Lockheed Martin Corp. 5.25% 1/15/2033	4,742	5,068
Lockheed Martin Corp. 5.70% 11/15/2054	1,849	2,110
LSC Communications, Inc. 8.75% 10/15/2023[3,6,14]	4,063	12
Masco Corp. 1.50% 2/15/2028	774	660
Masco Corp. 2.00% 2/15/2031	497	398
Masco Corp. 3.125% 2/15/2051	230	153
MasTec, Inc. 4.50% 8/15/2028[6]	1,425	1,318
Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	1,870	1,866
Norfolk Southern Corp. 4.45% 3/1/2033	654	637
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,908
Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,763
Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,322
Otis Worldwide Corp. 2.293% 4/5/2027	2,135	1,947
Raytheon Technologies Corp. 5.00% 2/27/2026	779	791
Raytheon Technologies Corp. 5.15% 2/27/2033	2,669	2,779
Raytheon Technologies Corp. 5.375% 2/27/2053	7,700	8,116
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[6]	311	326
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]	195	174
Rolls-Royce PLC 5.75% 10/15/2027[6]	1,940	1,934
Sabre GLBL, Inc. 7.375% 9/1/2025[6]	946	846
Sabre GLBL, Inc. 11.25% 12/15/2027[6]	1,157	1,079
Sabre Holdings Corp. 9.25% 4/15/2025[6]	3,122	2,944
Siemens AG 1.20% 3/11/2026[6]	3,887	3,547
Siemens AG 1.70% 3/11/2028[6]	3,700	3,258
SkyMiles IP, Ltd. 4.75% 10/20/2028[6]	1,950	1,883
Spirit AeroSystems, Inc. 7.50% 4/15/2025[6]	650	651
Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	507	554
The Brink’s Co. 4.625% 10/15/2027[6]	2,385	2,250
TransDigm, Inc. 6.25% 3/15/2026[6]	3,476	3,483
TransDigm, Inc. 5.50% 11/15/2027	2,200	2,077
Triumph Group, Inc. 7.75% 8/15/2025	2,375	2,182
American Funds Insurance Series — Page 111 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Triumph Group, Inc. 9.00% 3/15/2028[6]	USD 927	$929
Union Pacific Corp. 2.40% 2/5/2030	2,414	2,125
Union Pacific Corp. 2.95% 3/10/2052	1,000	714
Union Pacific Corp. 3.839% 3/20/2060	546	445
Union Pacific Corp. 3.799% 4/6/2071	545	424
United Airlines, Inc. 4.375% 4/15/2026[6]	975	934
United Airlines, Inc. 4.625% 4/15/2029[6]	2,225	2,016
United Rentals, Inc. 3.875% 2/15/2031	2,050	1,811
United Technologies Corp. 3.65% 8/16/2023	52	52
United Technologies Corp. 3.95% 8/16/2025	3,155	3,120
United Technologies Corp. 4.125% 11/16/2028	1,075	1,061
Vertical U.S. Newco, Inc. 5.25% 7/15/2027[6]	2,000	1,891
		145,097
Communication services 0.52%
Alphabet, Inc. 1.998% 8/15/2026	500	469
Alphabet, Inc. 1.90% 8/15/2040	375	263
Alphabet, Inc. 2.25% 8/15/2060	265	164
AT&T, Inc. 3.50% 9/15/2053	5,140	3,738
CCO Holdings, LLC 4.75% 3/1/2030[6]	2,500	2,169
CCO Holdings, LLC 4.50% 8/15/2030[6]	3,500	2,961
CCO Holdings, LLC 4.25% 2/1/2031[6]	3,875	3,173
CCO Holdings, LLC 4.75% 2/1/2032[6]	2,150	1,808
CCO Holdings, LLC 4.50% 5/1/2032	2,710	2,219
Charter Communications Operating, LLC 4.908% 7/23/2025	500	495
Comcast Corp. 2.35% 1/15/2027	4,000	3,728
Comcast Corp. 3.20% 7/15/2036	375	316
Comcast Corp. 2.80% 1/15/2051	791	535
Comcast Corp. 2.887% 11/1/2051	2,571	1,757
CSC Holdings, LLC 3.375% 2/15/2031[6]	1,875	1,299
DIRECTV Financing, LLC 5.875% 8/15/2027[6]	3,655	3,314
DISH Network Corp. 11.75% 11/15/2027[6]	4,600	4,467
Embarq Corp. 7.995% 6/1/2036	7,384	3,112
Fox Corp. 4.03% 1/25/2024	1,120	1,108
Frontier Communications Corp. 5.875% 10/15/2027[6]	1,565	1,424
Frontier Communications Corp. 5.00% 5/1/2028[6]	6,210	5,396
Frontier Communications Corp. 6.75% 5/1/2029[6]	4,400	3,491
Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,850	1,413
Frontier Communications Holdings, LLC 6.00% 1/15/2030[6]	1,900	1,447
Frontier Communications Holdings, LLC 8.75% 5/15/2030[6]	1,100	1,097
Gray Escrow II, Inc. 5.375% 11/15/2031[6]	900	599
iHeartCommunications, Inc. 5.25% 8/15/2027[6]	3,093	2,532
Intelsat Jackson Holding Co. 6.50% 3/15/2030[6]	2,891	2,658
Ligado Networks, LLC 15.50% PIK 11/1/2023[6,15]	5,418	1,666
Live Nation Entertainment, Inc. 3.75% 1/15/2028[6]	1,350	1,212
Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	3,205	2,814
Netflix, Inc. 4.875% 4/15/2028	1,250	1,245
Netflix, Inc. 5.875% 11/15/2028	2,175	2,291
Netflix, Inc. 6.375% 5/15/2029	50	54
Netflix, Inc. 5.375% 11/15/2029[6]	25	25
News Corp. 3.875% 5/15/2029[6]	875	778
News Corp. 5.125% 2/15/2032[6]	550	516
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[6]	3,175	2,827
SBA Tower Trust 1.631% 11/15/2026[6]	8,707	7,637
American Funds Insurance Series — Page 112 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Scripps Escrow II, Inc. 3.875% 1/15/2029[6]	USD 2,325	$1,827
Sinclair Television Group, Inc. 4.125% 12/1/2030[6]	1,175	949
Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	3,575	3,075
Sirius XM Radio, Inc. 4.125% 7/1/2030[6]	950	778
Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	1,975	1,538
Take-Two Interactive Software, Inc. 3.30% 3/28/2024	3,175	3,106
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,242
T-Mobile US, Inc. 1.50% 2/15/2026	500	457
T-Mobile US, Inc. 2.05% 2/15/2028	325	289
T-Mobile US, Inc. 4.95% 3/15/2028	1,918	1,937
Univision Communications, Inc. 6.625% 6/1/2027[6]	5,800	5,505
Univision Communications, Inc. 4.50% 5/1/2029[6]	3,475	2,923
Univision Communications, Inc. 7.375% 6/30/2030[6]	225	213
Verizon Communications, Inc. 2.875% 11/20/2050	2,453	1,634
Virgin Media O2 4.25% 1/31/2031[6]	4,525	3,855
Virgin Media Secured Finance PLC 4.50% 8/15/2030[6]	2,115	1,821
VMED O2 UK Financing I PLC 4.75% 7/15/2031[6]	225	193
Vodafone Group PLC 4.25% 9/17/2050	4,350	3,560
WarnerMedia Holdings, Inc. 3.638% 3/15/2025[6]	3,807	3,680
WarnerMedia Holdings, Inc. 3.755% 3/15/2027[6]	1,018	960
WarnerMedia Holdings, Inc. 4.054% 3/15/2029[6]	1,435	1,336
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[6]	2,487	2,222
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[6]	2,500	2,093
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[6]	1,500	1,217
Ziggo Bond Co. BV 5.125% 2/28/2030[6]	1,775	1,429
Ziggo Bond Finance BV 4.875% 1/15/2030[6]	725	619
		127,675
Materials 0.40%
Alcoa Nederland Holding BV 4.125% 3/31/2029[6]	1,175	1,047
Allegheny Technologies, Inc. 4.875% 10/1/2029	710	647
Allegheny Technologies, Inc. 5.125% 10/1/2031	1,110	1,012
Anglo American Capital PLC 2.25% 3/17/2028[6]	484	419
Anglo American Capital PLC 2.625% 9/10/2030[6]	2,500	2,082
Anglo American Capital PLC 3.95% 9/10/2050[6]	1,281	986
Avient Corp. 7.125% 8/1/2030[6]	855	883
Ball Corp. 6.875% 3/15/2028	1,415	1,466
Ball Corp. 3.125% 9/15/2031	3,520	2,916
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	1,610	1,643
CAN-PACK SA 3.875% 11/15/2029[6]	935	758
Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,525
Chevron Phillips Chemical Co., LLC 3.30% 5/1/2023[6]	595	594
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	9,000	8,921
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[6]	1,825	1,676
CVR Partners, LP 6.125% 6/15/2028[6]	745	661
Dow Chemical Co. 3.60% 11/15/2050	1,328	995
First Quantum Minerals, Ltd. 7.50% 4/1/2025[6]	11,350	11,352
First Quantum Minerals, Ltd. 6.875% 3/1/2026[6]	3,625	3,520
First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	4,240	4,091
FXI Holdings, Inc. 7.875% 11/1/2024[6]	2,321	2,168
FXI Holdings, Inc. 12.25% 11/15/2026[6]	4,517	4,020
Glencore Funding, LLC 4.125% 3/12/2024[6]	945	935
INEOS Finance PLC 6.75% 5/15/2028[6]	1,985	1,918
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[6]	5,400	4,588
American Funds Insurance Series — Page 113 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Kaiser Aluminum Corp. 4.625% 3/1/2028[6]	USD 2,495	$2,224
LSB Industries, Inc. 6.25% 10/15/2028[6]	860	766
LYB International Finance III, LLC 2.25% 10/1/2030	1,198	991
LYB International Finance III, LLC 4.20% 5/1/2050	1,186	929
LYB International Finance III, LLC 3.625% 4/1/2051	2,537	1,807
Methanex Corp. 5.125% 10/15/2027	6,305	5,949
Mineral Resources, Ltd. 8.50% 5/1/2030[6]	1,525	1,567
Mosaic Co. 4.05% 11/15/2027	1,050	1,014
Nova Chemicals Corp. 4.25% 5/15/2029[6]	1,875	1,535
Novelis Corp. 3.875% 8/15/2031[6]	1,115	941
Praxair, Inc. 1.10% 8/10/2030	2,938	2,347
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	3,485	3,111
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[6]	1,230	1,019
Sherwin-Williams Company 3.125% 6/1/2024	275	269
Sherwin-Williams Company 3.80% 8/15/2049	5,208	4,058
South32 Treasury, Ltd. 4.35% 4/14/2032[6]	1,527	1,363
SPCM SA 3.375% 3/15/2030[6]	600	496
Venator Finance SARL 9.50% 7/1/2025[6]	1,825	1,141
Venator Finance SARL 5.75% 7/15/2025[6]	5,845	850
Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	3,400	3,423
Westlake Chemical Corp. 4.375% 11/15/2047	500	401
		99,024
Consumer staples 0.32%
7-Eleven, Inc. 0.80% 2/10/2024[6]	1,700	1,628
7-Eleven, Inc. 0.95% 2/10/2026[6]	825	742
7-Eleven, Inc. 1.30% 2/10/2028[6]	2,500	2,129
Albertsons Companies, Inc. 3.50% 3/15/2029[6]	1,230	1,071
Altria Group, Inc. 3.40% 2/4/2041	1,500	1,062
Anheuser-Busch InBev NV 4.00% 4/13/2028	845	836
Anheuser-Busch InBev NV 4.35% 6/1/2040	2,500	2,324
Anheuser-Busch InBev NV 4.60% 4/15/2048	1,500	1,417
British American Tobacco PLC 3.222% 8/15/2024	2,826	2,742
British American Tobacco PLC 3.215% 9/6/2026	3,323	3,133
British American Tobacco PLC 4.54% 8/15/2047	940	701
Central Garden & Pet Co. 4.125% 4/30/2031[6]	1,395	1,206
Coca-Cola Company 1.00% 3/15/2028	940	816
Conagra Brands, Inc. 1.375% 11/1/2027	4,615	3,963
Constellation Brands, Inc. 3.60% 2/15/2028	625	595
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,223
Coty, Inc. 4.75% 1/15/2029[6]	1,680	1,570
Imperial Tobacco Finance PLC 6.125% 7/27/2027[6]	845	868
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]	2,990	2,738
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	2,210	2,024
Nestlé Holdings, Inc. 4.85% 3/14/2033[6]	5,750	6,019
PepsiCo, Inc. 2.625% 10/21/2041	5,000	3,874
PepsiCo, Inc. 3.625% 3/19/2050	777	676
PepsiCo, Inc. 2.75% 10/21/2051	1,723	1,268
Philip Morris International, Inc. 2.875% 5/1/2024	788	773
Philip Morris International, Inc. 3.25% 11/10/2024	2,000	1,955
Philip Morris International, Inc. 4.875% 2/13/2026	7,002	7,058
Philip Morris International, Inc. 0.875% 5/1/2026	2,990	2,683
Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,147
Philip Morris International, Inc. 4.875% 2/15/2028	6,000	6,060
American Funds Insurance Series — Page 114 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 5.625% 11/17/2029	USD 1,482	$1,549
Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,221
Post Holdings, Inc. 4.625% 4/15/2030[6]	2,886	2,589
Prestige Brands International, Inc. 3.75% 4/1/2031[6]	1,115	946
Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,833
Simmons Foods, Inc. 4.625% 3/1/2029[6]	560	456
		77,895
Utilities 0.31%
Ameren Corp. 2.50% 9/15/2024	969	931
Calpine Corp. 3.75% 3/1/2031[6]	1,975	1,668
Commonwealth Edison Co. 4.35% 11/15/2045	1,085	948
Commonwealth Edison Co. 3.85% 3/15/2052	2,600	2,127
Duke Energy Carolinas, LLC 3.95% 11/15/2028	1,250	1,227
Duke Energy Corp. 4.50% 8/15/2032	2,000	1,935
Duke Energy Corp. 3.50% 6/15/2051	2,000	1,465
Duke Energy Florida, LLC 3.20% 1/15/2027	1,445	1,380
Duke Energy Indiana, Inc. 3.25% 10/1/2049	1,225	898
Duke Energy Progress, LLC 3.70% 10/15/2046	457	357
Duke Energy Progress, LLC 2.50% 8/15/2050	202	127
Duke Energy Progress, LLC 2.90% 8/15/2051	91	62
Edison International 3.55% 11/15/2024	2,200	2,139
EDP Finance BV 3.625% 7/15/2024[6]	4,100	4,002
Electricité de France SA 4.75% 10/13/2035[6]	1,250	1,141
Electricité de France SA 4.875% 9/21/2038[6]	2,750	2,465
Electricité de France SA 5.60% 1/27/2040	525	498
Emera US Finance, LP 3.55% 6/15/2026	320	305
Enersis Américas SA 4.00% 10/25/2026	245	235
Entergy Corp. 2.80% 6/15/2030	3,325	2,880
Eversource Energy 3.80% 12/1/2023	2,730	2,697
FirstEnergy Corp. 3.40% 3/1/2050	2,250	1,546
FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]	675	610
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	662
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	109
Pacific Gas and Electric Co. 2.50% 2/1/2031	2,941	2,385
Pacific Gas and Electric Co. 3.30% 8/1/2040	100	71
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,250	827
PacifiCorp, First Mortgage Bonds, 4.125% 1/15/2049	4,000	3,429
PG&E Corp. 5.00% 7/1/2028	3,750	3,545
PG&E Corp. 5.25% 7/1/2030	3,400	3,161
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	442
Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,833
Southern California Edison Co. 2.85% 8/1/2029	4,450	3,983
Southern California Edison Co. 6.00% 1/15/2034	2,500	2,697
Southern California Edison Co. 5.75% 4/1/2035	675	711
Southern California Edison Co. 5.35% 7/15/2035	3,000	3,042
Southern California Edison Co. 4.00% 4/1/2047	264	217
Talen Energy Corp. 7.25% 5/15/2027[6]	8,334	8,565
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 8.32% 7/8/2026[9,16]	2,815	2,843
Talen Energy Supply, LLC 7.625% 6/1/2028[6]	1,180	1,219
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	1,030	930
American Funds Insurance Series — Page 115 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Virginia Electric and Power Co. 2.40% 3/30/2032	USD 2,575	$2,145
Xcel Energy, Inc. 2.60% 12/1/2029	1,131	988
		75,447
Real estate 0.29%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	302
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,156
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,668
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,172
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,073
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	357
American Tower Corp. 1.45% 9/15/2026	2,369	2,107
American Tower Corp. 3.55% 7/15/2027	1,425	1,344
American Tower Corp. 3.60% 1/15/2028	1,000	939
American Tower Corp. 1.50% 1/31/2028	2,500	2,129
American Tower Corp. 2.30% 9/15/2031	1,500	1,204
American Tower Corp. 2.95% 1/15/2051	2,000	1,283
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	2,260	1,694
Essex Portfolio, LP 3.875% 5/1/2024	1,000	986
Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,585
Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,090
GLP Capital, LP 3.35% 9/1/2024	1,263	1,203
Hospitality Properties Trust 4.35% 10/1/2024	560	536
Hospitality Properties Trust 4.50% 3/15/2025	1,200	1,104
Host Hotels & Resorts, LP 4.50% 2/1/2026	355	345
Howard Hughes Corp. 5.375% 8/1/2028[6]	1,450	1,322
Howard Hughes Corp. 4.125% 2/1/2029[6]	1,860	1,578
Howard Hughes Corp. 4.375% 2/1/2031[6]	2,690	2,169
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,845
Iron Mountain, Inc. 5.25% 7/15/2030[6]	3,785	3,416
Iron Mountain, Inc. 4.50% 2/15/2031[6]	2,650	2,280
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	2,645	2,106
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030	1,940	1,434
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031	2,260	1,660
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[6]	3,757	2,972
Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	2,280	1,964
Prologis, LP 4.75% 6/15/2033	2,762	2,747
Public Storage 1.85% 5/1/2028	2,490	2,182
Public Storage 1.95% 11/9/2028	2,027	1,782
Public Storage 2.30% 5/1/2031	719	604
RHP Hotel Properties, LP 4.50% 2/15/2029[6]	1,300	1,176
RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	1,240	1,037
Scentre Group 3.50% 2/12/2025[6]	3,075	2,982
Scentre Group 3.25% 10/28/2025[6]	1,000	947
Scentre Group 3.75% 3/23/2027[6]	2,430	2,293
Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,577
Sun Communities Operating, LP 2.70% 7/15/2031	876	710
UDR, Inc. 2.95% 9/1/2026	760	716
		71,776
Information technology 0.26%
Adobe, Inc. 1.90% 2/1/2025	366	350
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 8.325% 6/13/2024[9,16]	653	615
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.075% 6/13/2025[9,16]	4,150	3,361
American Funds Insurance Series — Page 116 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Analog Devices, Inc. 1.70% 10/1/2028	USD 1,286	$1,119
Analog Devices, Inc. 2.10% 10/1/2031	1,212	1,021
Analog Devices, Inc. 2.80% 10/1/2041	1,461	1,117
Analog Devices, Inc. 2.95% 10/1/2051	1,955	1,435
Apple, Inc. 3.00% 2/9/2024	625	618
Apple, Inc. 3.35% 2/9/2027	40	39
Apple, Inc. 1.20% 2/8/2028	5,000	4,399
Broadcom, Inc. 1.95% 2/15/2028[6]	1,407	1,225
Broadcom, Inc. 2.60% 2/15/2033[6]	2,524	1,981
Broadcom, Inc. 3.469% 4/15/2034[6]	1,518	1,248
CommScope Finance, LLC 6.00% 3/1/2026[6]	3,600	3,478
CommScope Finance, LLC 8.25% 3/1/2027[6]	2,167	1,777
CommScope Technologies, LLC 6.00% 6/15/2025[6]	1,752	1,652
CommScope Technologies, LLC 5.00% 3/15/2027[6]	1,375	1,007
CommScope, Inc. 7.125% 7/1/2028[6]	1,633	1,206
Diebold Nixdorf, Inc. 9.375% 7/15/2025[6]	10,434	5,347
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[6,15]	7,984	2,038
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 14.75% 6/5/2023[9,16]	1,442	1,442
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[9,16]	9,856	5,027
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.629% 7/15/2025[9,16]	4,820	5,061
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 5.492% 6/13/2024[9,16]	EUR 1,339	1,312
Gartner, Inc. 4.50% 7/1/2028[6]	USD 650	618
Intuit, Inc. 0.95% 7/15/2025	1,530	1,414
Intuit, Inc. 1.35% 7/15/2027	1,395	1,240
Intuit, Inc. 1.65% 7/15/2030	1,845	1,538
Microsoft Corp. 2.921% 3/17/2052	4,814	3,665
NCR Corp. 5.125% 4/15/2029[6]	1,650	1,429
Oracle Corp. 5.55% 2/6/2053	4,750	4,528
Synaptics, Inc. 4.00% 6/15/2029[6]	875	755
Unisys Corp. 6.875% 11/1/2027[6]	725	463
VeriSign, Inc. 2.70% 6/15/2031	625	530
Viavi Solutions, Inc. 3.75% 10/1/2029[6]	725	621
		64,676
Total corporate bonds, notes & loans		1,522,393
Asset-backed obligations 1.81%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[6,8]	833	799
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 5.742% 1/15/2030[6,8,9]	2,073	2,057
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.742% 10/16/2030[6,8,9]	1,609	1,580
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 5.064% 4/15/2026[8,9]	9,000	9,001
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[8]	12,228	12,020
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[8]	3,602	3,620
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 5.735% 1/22/2028[6,8,9]	2,422	2,407
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[6,8]	1,114	1,109
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[6,8]	3,100	3,064
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[6,8]	539	496
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[6,8]	138	128
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[6,8]	11,617	10,315
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[8]	6,633	6,719
American Funds Insurance Series — Page 117 of 262

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.915% 11/20/2030[6,8,9]	USD 3,560	$3,528
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[6,8]	483	452
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[6,8]	4,743	4,153
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[6,8]	552	494
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.785% 7/27/2030[6,8,9]	4,838	4,782
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[6,8]	5,158	4,689
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[6,8]	1,732	1,467
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[6,8]	6,054	5,351
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 5.372% 4/22/2026[8,9]	4,960	4,965
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[6,8]	1,399	1,235
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[6,8]	5,208	4,598
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[6,8]	1,125	999
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[6,8]	1,554	1,352
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 5.074% 3/15/2026[8,9]	11,400	11,399
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[6,8]	5,211	5,220
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 5.772% 4/15/2028[6,8,9]	4,918	4,885
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[6,8]	338	295
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[6,8]	5,614	5,475
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[6,8]	3,263	3,214
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[6,8]	5,092	5,130
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[8]	1,025	1,024
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[6,8]	5,990	5,440
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[6,8]	3,272	3,284
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[6,8]	4,825	4,799
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[6,8]	6,000	5,915
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[6,8]	9,605	9,323
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[6,8]	8,861	8,415
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[6,8]	659	591
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[6,8]	265	237
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[6,8]	2,352	2,236
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[6,8]	9,899	8,990
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[6,8]	12,371	11,226
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[6,8]	3,900	3,397
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[6,8]	5,813	5,122
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[6,8]	460	395
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 5.865% 1/18/2031[6,8,9]	2,250	2,237
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[3,6,8]	5,930	5,780
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[6,8]	8,452	7,918
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[6,8]	634	591
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[6,8]	405	376
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[6,8]	8,390	8,101
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[6,8]	5,565	4,939
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[6,8]	685	604
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[6,8]	429	370
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[6,8]	4,900	4,369
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[6,8]	4,960	4,680
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[8]	1,198	1,198
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[8]	1,141	1,150
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 5.792% 4/15/2029[6,8,9]	574	574
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.815% 7/21/2030[6,8,9]	5,425	5,371
American Funds Insurance Series — Page 118 of 262

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.942% 4/15/2029[6,8,9]	USD 2,229	$2,215
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[6,8]	1,900	1,846
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[6,8]	2,531	2,505
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[6,8]	4,863	4,249
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[6,8]	5,765	5,043
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[6,8]	6,221	5,391
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[6,8]	9,761	8,782
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[6,8]	5,558	5,034
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[6,8]	9,434	8,489
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[6,8]	23,051	19,919
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.788% 7/25/2030[6,8,9]	1,720	1,705
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 5.908% 7/20/2031[6,8,9]	2,250	2,229
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 5.958% 11/25/2028[6,8,9]	1,225	1,219
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.708% 4/20/2029[6,8,9]	412	408
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 5.592% 10/15/2029[6,8,9]	8,076	7,989
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.192% 10/15/2029[6,8,9]	5,378	5,228
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.218% 1/15/2031[6,8,9]	5,663	5,646
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[8]	2,725	2,642
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[6,8,9]	9,947	9,945
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 5.732% 10/15/2030[6,8,9]	4,545	4,493
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[8]	2,753	2,746
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[8]	469	467
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[8]	1,987	1,988
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[8]	4,101	4,058
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 5.414% 1/15/2053[6,8,9]	6,010	5,794
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[6,8]	3,389	2,956
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[6,8]	4,528	4,063
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[6,8]	4,637	4,030
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[6,8]	2,079	1,922
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[6,8]	1,689	1,519
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 6.348% 10/20/2031[6,8,9]	7,500	7,500
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[6,8]	3,100	2,850
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[6,8]	1,758	1,570
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A1, 5.102% 4/1/2035[8]	4,558	4,687
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[6,8]	776	691
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[6,8]	903	774
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[6,8]	2,599	2,256
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[6,8]	3,250	3,156
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[6,8]	889	826
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[6,8,9]	7,257	6,556
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[6,8]	10,073	8,843
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[6,8]	1,777	1,530
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[8,13]	7,481	7,474
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[6,8]	6,521	6,511
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,8]	1,922	1,921
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[6,8]	4,807	4,832
American Funds Insurance Series — Page 119 of 262

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[6,8]	USD 3,504	$3,529
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,8]	794	793
		446,469
Bonds & notes of governments & government agencies outside the U.S. 0.17%
CPPIB Capital, Inc. 2.75% 11/2/2027[6]	6,600	6,261
European Investment Bank 0.75% 10/26/2026	6,194	5,571
OMERS Finance Trust 3.50% 4/19/2032[6]	4,315	4,056
OMERS Finance Trust 4.00% 4/19/2052[6]	4,315	3,673
Panama (Republic of) 3.298% 1/19/2033	4,365	3,655
Panama (Republic of) 4.50% 1/19/2063	1,035	749
Peru (Republic of) 1.862% 12/1/2032	2,525	1,914
Peru (Republic of) 2.78% 12/1/2060	3,775	2,260
Qatar (State of) 3.375% 3/14/2024[6]	2,315	2,283
Qatar (State of) 4.00% 3/14/2029[6]	745	741
Qatar (State of) 4.817% 3/14/2049[6]	750	737
Swedish Export Credit Corp. 3.625% 9/3/2024	5,089	5,025
United Mexican States 2.659% 5/24/2031	2,703	2,263
United Mexican States 4.875% 5/19/2033	1,790	1,716
United Mexican States 3.771% 5/24/2061	1,528	1,036
		41,940
Municipals 0.15% California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,200	1,101
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	1,660	1,494
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	495	414
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,170	933
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	2,470	2,287
		6,229
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 11/15/2044	5	5
Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,760
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,556
		9,316
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	240	195
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	315	246
		441
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033	4,125	4,162
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Bonds, notes & other debt instruments (continued) Municipals (continued) Maryland 0.00%	Principal amount (000)	Value (000)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 9/1/2040	USD 5	$5
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	25	25
New York 0.03%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	2,865	2,620
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028	4,745	4,150
		6,770
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,095	4,419
South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041	10	10
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043	5	5
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,855	5,435
Total municipals		36,822
Total bonds, notes & other debt instruments (cost: $5,817,384,000)		5,493,674
Short-term securities 7.83% Money market investments 7.77%	Shares
Capital Group Central Cash Fund 4.86%[7,17]	19,193,586	1,919,359
Money market investments purchased with collateral from securities on loan 0.06%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[17,18]	6,232,001	6,232
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[17,18]	6,209,716	6,210
Capital Group Central Cash Fund 4.86%[7,17,18]	21,216	2,121
		14,563
Total short-term securities (cost: $1,933,629,000)		1,933,922
Total investment securities 101.91% (cost: $20,785,288,000)		25,154,867
Other assets less liabilities (1.91)%		(471,762)
Net assets 100.00%		$24,683,105
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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	8,836	June 2023	USD 1,824,220	$4,428
5 Year U.S. Treasury Note Futures	Long	4,147	June 2023	454,129	7,649
10 Year U.S. Treasury Note Futures	Long	326	June 2023	37,465	521
10 Year Ultra U.S. Treasury Note Futures	Short	4,112	June 2023	(498,130)	(13,728)
20 Year U.S. Treasury Bond Futures	Long	649	June 2023	85,120	3,574
30 Year Ultra U.S. Treasury Bond Futures	Short	44	June 2023	(6,210)	104
					$2,548
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.1645%	Annual	SOFR	Annual	1/24/2025	USD3,491	$(3)	$—	$(3)
4.16253%	Annual	SOFR	Annual	1/24/2025	215,868	(171)	—	(171)
3.7025%	Annual	SOFR	Annual	3/28/2025	152,800	(1,168)	—	(1,168)
3.7515%	Annual	SOFR	Annual	3/28/2025	177,000	(1,189)	—	(1,189)
3.699%	Annual	SOFR	Annual	3/28/2025	183,400	(1,414)	—	(1,414)
SOFR	Annual	3.2015%	Annual	1/19/2033	46,550	14	—	14
SOFR	Annual	3.1205%	Annual	1/20/2033	46,560	329	—	329
SOFR	Annual	3.16653%	Annual	1/24/2033	48,133	155	—	155
SOFR	Annual	3.18606%	Annual	1/24/2033	44,502	70	—	70
						$(3,377)	$—	$(3,377)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD16,551	$(187)	$(89)	$(98)
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Investments in affiliates7

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Investment funds 5.07%
Capital Group Central Corporate Bond Fund	$1,367,122	$12,475	$169,738	$(35,251)	$76,301	$1,250,909	$12,475
Short-term securities 7.78%
Money market investments 7.77%
Capital Group Central Cash Fund 4.86%[17]	1,639,716	1,389,852	1,110,383	82	92	1,919,359	18,350
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.86%[17,18]	12,622		10,501 [19]			2,121	— [20]
Total short-term securities						1,921,480
Total 12.85%				$(35,169)	$76,393	$3,172,389	$30,825
Restricted securities4

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 7/9/2024[3]	7/9/2021	$50,000	$50,710	.21%
Rotech Healthcare, Inc.[1,3]	9/26/2013	6,949	19,703.08
Total		$56,949	$70,413	.29%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $15,834,000, which represented .06% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $70,413,000, which represented .29% of the net assets of the fund.

[5]	Amount less than one thousand.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,156,306,000, which represented 4.68% of the net assets of the fund.

[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Purchased on a TBA basis.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $24,454,000, which represented .10% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Step bond; coupon rate may change at a later date.
[14]	Scheduled interest and/or principal payment was not received.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $20,419,000, which represented .08% of the net assets of the fund.

[17]	Rate represents the seven-day yield at 3/31/2023.
[18]	Security purchased with cash collateral from securities on loan.
[19]	Represents net activity.
[20]	Dividend income is included with securities lending income and is not shown in this table.
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Key to abbreviations
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 124 of 262

American Funds Global Balanced Fund
Investment portfolio
March 31, 2023
unaudited

Common stocks 59.00% Industrials 8.72%	Shares	Value (000)
Raytheon Technologies Corp.	69,745	$6,830
General Electric Co.	38,698	3,699
BAE Systems PLC	257,032	3,116
Thales SA	19,495	2,882
Carrier Global Corp.	47,959	2,194
Siemens AG	13,065	2,115
General Dynamics Corp.	8,268	1,887
L3Harris Technologies, Inc.	8,839	1,734
RELX PLC	45,925	1,487
Honeywell International, Inc.	6,284	1,201
CSX Corp.	37,664	1,128
LIXIL Corp.	53,100	876
Deutsche Post AG	17,100	799
Melrose Industries PLC	366,153	755
Safran SA	4,735	703
Singapore Technologies Engineering, Ltd.	138,900	383
Trelleborg AB, Class B	10,352	294
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	12,039	234
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	100	20
NIBE Industrier AB, Class B	21,550	246
Airbus SE, non-registered shares	1,805	242
		32,825
Financials 8.55%
B3 SA - Brasil, Bolsa, Balcao	1,883,149	3,846
HDFC Bank, Ltd. (ADR)	25,280	1,685
HDFC Bank, Ltd.	82,070	1,614
Zurich Insurance Group AG	6,124	2,930
ING Groep NV	242,684	2,887
AIA Group, Ltd.	272,800	2,866
Kotak Mahindra Bank, Ltd.	76,068	1,605
BlackRock, Inc.	2,307	1,544
United Overseas Bank, Ltd.	66,200	1,485
Citigroup, Inc.	29,625	1,389
DBS Group Holdings, Ltd.	53,200	1,322
National Bank of Canada[1]	11,673	835
KBC Groep NV	11,136	766
BNP Paribas SA	12,565	752
DNB Bank ASA	40,845	733
JPMorgan Chase & Co.	5,190	676
Münchener Rückversicherungs-Gesellschaft AG	1,864	652
Bank Central Asia Tbk PT	1,108,100	647
Banco Santander, SA	170,271	634
Aegon NV	122,629	527
Ping An Insurance (Group) Company of China, Ltd., Class H	63,000	408
Ping An Insurance (Group) Company of China, Ltd., Class A	11,400	76
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Common stocks (continued) Financials (continued)	Shares	Value (000)
Great-West Lifeco, Inc.	18,034	$478
CME Group, Inc., Class A	2,166	415
FinecoBank SpA	26,543	408
Nasdaq, Inc.	6,999	383
Fairfax Financial Holdings, Ltd., subordinate voting shares	506	337
Tryg A/S	6,423	140
PNC Financial Services Group, Inc.	1,030	131
Lufax Holding, Ltd. (ADR)	16,300	33
		32,204
Health care 8.24%
Abbott Laboratories	55,955	5,666
Siemens Healthineers AG	50,667	2,914
AstraZeneca PLC	16,898	2,345
Gilead Sciences, Inc.	26,648	2,211
UnitedHealth Group, Inc.	4,393	2,076
GE HealthCare Technologies, Inc.[2]	21,960	1,801
Sanofi	14,241	1,551
Takeda Pharmaceutical Company, Ltd.	45,400	1,491
Merck KGaA	7,923	1,473
Medtronic PLC	17,905	1,444
Eurofins Scientific SE, non-registered shares	18,977	1,273
Stryker Corp.	3,909	1,116
AbbVie, Inc.	6,328	1,009
Novartis AG	9,081	834
Amgen, Inc.	3,267	790
Bayer AG	11,353	723
BioMarin Pharmaceutical, Inc.[2]	6,615	643
Thermo Fisher Scientific, Inc.	1,077	621
Humana, Inc.	1,166	566
Novo Nordisk A/S, Class B	1,575	250
PerkinElmer, Inc.	1,766	235
		31,032
Information technology 7.88%
Broadcom, Inc.	15,953	10,235
Microsoft Corp.	30,433	8,774
Micron Technology, Inc.	43,424	2,620
GlobalWafers Co., Ltd.	109,000	1,873
Taiwan Semiconductor Manufacturing Company, Ltd.	95,000	1,683
Cognizant Technology Solutions Corp., Class A	20,055	1,222
ServiceNow, Inc.[2]	2,130	990
Accenture PLC, Class A	2,939	840
Intel Corp.	19,907	650
NVIDIA Corp.	1,591	442
Applied Materials, Inc.	2,182	268
Texas Instruments, Inc.	380	71
		29,668
Consumer staples 5.26%
ITC, Ltd.	817,470	3,818
Philip Morris International, Inc.	35,049	3,409
Nestlé SA	19,636	2,397
British American Tobacco PLC	65,416	2,292
Imperial Brands PLC	94,006	2,162
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Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Seven & i Holdings Co., Ltd.	43,600	$1,967
Pernod Ricard SA	5,464	1,238
Heineken NV	7,258	781
Altria Group, Inc.	14,317	639
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	99,800	422
Kweichow Moutai Co., Ltd., Class A	1,021	270
Treasury Wine Estates, Ltd.	27,708	243
Essity Aktiebolag, Class B	5,694	163
		19,801
Materials 4.76%
Freeport-McMoRan, Inc.	76,779	3,141
Linde PLC	8,210	2,918
Shin-Etsu Chemical Co., Ltd.	72,000	2,335
Evonik Industries AG	109,753	2,304
BHP Group, Ltd. (CDI)	60,765	1,923
Fortescue Metals Group, Ltd.	123,368	1,855
Rio Tinto PLC	19,879	1,348
Vale SA (ADR), ordinary nominative shares	62,715	990
UPM-Kymmene OYJ	14,405	484
Air Liquide SA, non-registered shares	2,376	398
International Flavors & Fragrances, Inc.	2,492	229
		17,925
Utilities 4.17%
DTE Energy Company	28,989	3,175
Power Grid Corporation of India, Ltd.	1,076,294	2,957
E.ON SE	153,286	1,912
Duke Energy Corp.	16,368	1,579
Iberdrola, SA, non-registered shares	76,681	955
SembCorp Industries, Ltd.	281,400	929
National Grid PLC	63,361	860
ENN Energy Holdings, Ltd.	62,300	851
Dominion Energy, Inc.	13,853	775
Enel SpA	118,388	723
Entergy Corp.	4,574	493
NextEra Energy, Inc.	3,685	284
Public Service Enterprise Group, Inc.	3,392	212
		15,705
Energy 4.13%
Canadian Natural Resources, Ltd. (CAD denominated)	130,681	7,232
Neste OYJ	41,812	2,062
Shell PLC (GBP denominated)	52,810	1,512
Woodside Energy Group, Ltd.	48,175	1,085
Woodside Energy Group, Ltd. (CDI)	10,942	245
Chevron Corp.	7,902	1,289
BP PLC	181,050	1,146
Baker Hughes Co., Class A	16,864	487
TC Energy Corp. (CAD denominated)	12,080	470
		15,528
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Common stocks (continued) Communication services 2.97%	Shares	Value (000)
Netflix, Inc.[2]	7,813	$2,699
Alphabet, Inc., Class A2	16,413	1,703
Alphabet, Inc., Class C2	7,926	824
Singapore Telecommunications, Ltd.	770,000	1,427
Comcast Corp., Class A	29,407	1,115
BCE, Inc.	22,117	991
Omnicom Group, Inc.	10,363	978
Meta Platforms, Inc., Class A2	3,907	828
SoftBank Corp.	54,400	627
		11,192
Consumer discretionary 2.97%
LVMH Moët Hennessy-Louis Vuitton SE	2,450	2,245
Tesla, Inc.[2]	7,167	1,487
Cie. Financière Richemont SA, Class A	8,393	1,345
Ferrari NV	3,899	1,056
Ferrari NV (EUR denominated)	1,039	282
InterContinental Hotels Group PLC	11,933	784
Royal Caribbean Cruises, Ltd.[2]	7,976	521
Amazon.com, Inc.[2]	4,796	495
Astra International Tbk PT	1,198,300	481
Starbucks Corp.	4,596	479
Restaurant Brands International, Inc.	6,957	467
General Motors Company	11,512	422
Zhongsheng Group Holdings, Ltd.	85,000	422
adidas AG	1,423	251
Airbnb, Inc., Class A2	1,851	230
D.R. Horton, Inc.	2,002	196
		11,163
Real estate 1.35%
Equinix, Inc. REIT	1,991	1,436
CTP NV	100,680	1,304
Embassy Office Parks REIT	336,269	1,278
Sun Hung Kai Properties, Ltd.	45,000	633
Crown Castle, Inc. REIT	2,866	383
Americold Realty Trust, Inc. REIT	1,010	29
		5,063
Total common stocks (cost: $190,033,000)		222,106
Preferred securities 0.37% Consumer discretionary 0.19%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	5,497	703
Financials 0.18%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[2]	223,000	384
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2]	192,000	305
		689
Total preferred securities (cost: $1,986,000)		1,392
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Convertible stocks 0.34% Utilities 0.20%	Shares	Value (000)
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	16,500	$765
Health care 0.14%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023[1]	400	510
Total convertible stocks (cost: $1,352,000)		1,275
Investment funds 1.48%
Capital Group Central Corporate Bond Fund[3]	662,566	5,572
Total investment funds (cost: $5,338,000)		5,572
Bonds, notes & other debt instruments 32.19% Bonds & notes of governments & government agencies outside the U.S. 14.30%	Principal amount (000)
Abu Dhabi (Emirate of) 0.75% 9/2/2023[4]	USD 275	270
Agricultural Development Bank of China 3.75% 1/25/2029	CNY 550	83
Asian Development Bank 1.125% 6/10/2025	GBP 100	116
Australia (Commonwealth of), Series 152, 2.75% 11/21/2028	AUD 310	204
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	1,055	617
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	150	83
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	2,250	1,461
Austria (Republic of) 0% 2/20/2031	EUR 660	572
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	293
Brazil (Federative Republic of) 0% 7/1/2023	BRL 1,619	310
Brazil (Federative Republic of) 0% 1/1/2024	6,954	1,252
Brazil (Federative Republic of) 10.00% 1/1/2025	900	172
Bulgaria (Republic of) 4.50% 1/27/2033	EUR 120	128
Canada 0.75% 10/1/2024	CAD 1,125	795
Canada 2.25% 6/1/2025	1,400	1,008
Canada 0.25% 3/1/2026	246	166
Canada 3.50% 3/1/2028	1,009	763
Chile (Republic of) 4.70% 9/1/2030	CLP 150,000	182
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY 13,730	1,995
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	5,890	946
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	3,240	474
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	158
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,273
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	323
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP 2,331,300	406
Colombia (Republic of), Series B, 7.00% 3/26/2031	5,420,300	896
European Investment Bank 0.375% 9/15/2027	EUR 110	107
European Investment Bank 0.25% 1/20/2032	860	738
European Union 0% 7/6/2026	100	99
European Union 0.25% 10/22/2026	50	49
French Republic O.A.T. 0.75% 2/25/2028	640	633
French Republic O.A.T. 0% 11/25/2030	1,320	1,168
French Republic O.A.T. 0% 5/25/2032	650	549
French Republic O.A.T. 2.00% 11/25/2032	610	616
French Republic O.A.T. 3.25% 5/25/2045	160	175
Germany (Federal Republic of) 2.50% 3/13/2025	845	913
Germany (Federal Republic of) 0% 4/16/2027	950	937
Germany (Federal Republic of) 0% 8/15/2031	2,600	2,342
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Germany (Federal Republic of) 0% 2/15/2032	EUR 540	$481
Germany (Federal Republic of) 1.70% 8/15/2032	1,464	1,512
Germany (Federal Republic of) 1.00% 5/15/2038	690	612
Germany (Federal Republic of) 0% 8/15/2050	130	76
Germany (Federal Republic of) 0% 8/15/2052	280	156
Greece (Hellenic Republic of) 3.45% 4/2/2024	110	120
Greece (Hellenic Republic of) 3.375% 2/15/2025	50	54
Greece (Hellenic Republic of) 3.875% 6/15/2028	640	697
Greece (Hellenic Republic of) 1.75% 6/18/2032	790	702
India (Republic of) 5.22% 6/15/2025	INR 12,720	149
India (Republic of) 5.15% 11/9/2025	8,000	93
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	IDR 1,833,000	133
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	83
Ireland (Republic of) 3.00% 10/18/2043	EUR 150	160
Israel (State of) 2.875% 1/29/2024	200	216
Israel (State of) 1.50% 1/18/2027	100	99
Israel (State of) 4.50% 1/17/2033	USD 200	200
Italy (Republic of) 1.35% 4/1/2030	EUR 660	610
Japan, Series 17, 0.10% 9/10/2023[5]	JPY 11,000	84
Japan, Series 18, 0.10% 3/10/2024[5]	21,860	168
Japan, Series 19, 0.10% 9/10/2024[5]	31,920	246
Japan, Series 150, 0.005% 12/20/2026	84,950	640
Japan, Series 22, 0.10% 3/10/2027[5]	26,695	212
Japan, Series 346, 0.10% 3/20/2027	134,150	1,013
Japan, Series 363, 0.10% 6/20/2031	56,000	414
Japan, Series 365, 0.10% 12/20/2031	317,600	2,350
Japan, Series 145, 1.70% 6/20/2033	59,800	507
Japan, Series 152, 1.20% 3/20/2035	264,400	2,133
Japan, Series 179, 0.50% 12/20/2041	71,600	494
Japan, Series 42, 1.70% 3/20/2044	50,150	422
Japan, Series 37, 0.60% 6/20/2050	26,950	172
Japan, Series 74, 1.00% 3/20/2052	178,400	1,257
Japan, Series 76, 1.40% 9/20/2052	80,350	625
KfW 1.125% 7/4/2025	GBP 95	110
Korea Development Bank 4.375% 2/15/2033	USD 270	266
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR 1,380	318
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	620	141
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	270	58
Morocco (Kingdom of) 3.50% 6/19/2024	EUR 100	108
Morocco (Kingdom of) 1.50% 11/27/2031	100	82
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	123
Nova Scotia (Province of) 3.15% 12/1/2051	CAD 170	105
Peru (Republic of) 2.392% 1/23/2026	USD 90	85
Philippines (Republic of) 0.001% 4/12/2024	JPY 100,000	748
Philippines (Republic of) 0.25% 4/28/2025	EUR 100	100
Philippines (Republic of) 1.648% 6/10/2031	USD 200	161
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN 410	79
Portuguese Republic 0.475% 10/18/2030	EUR 230	208
Portuguese Republic 3.50% 6/18/2038	230	251
Romania 2.125% 3/7/2028	130	121
Romania 3.624% 5/26/2030	392	361
Romania 2.00% 1/28/2032	100	77
Romania 2.00% 4/14/2033	200	148
Romania 3.375% 2/8/2038	80	61
Romania 4.625% 4/3/2049	39	31
American Funds Insurance Series — Page 130 of 262

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 3.375% 1/28/2050	EUR 73	$48
Russian Federation 7.00% 8/16/2023[6,7]	RUB 16,600	13
Russian Federation 2.875% 12/4/2025[6,7]	EUR 200	13
Russian Federation 4.25% 6/23/2027[6,7]	USD 200	12
Russian Federation 4.375% 3/21/2029[6,7]	200	12
Russian Federation 6.90% 5/23/2029[6,7]	RUB 28,250	22
Russian Federation 7.65% 4/10/2030[6,7]	38,320	30
Russian Federation 5.90% 3/12/2031[6,7]	5,620	4
Russian Federation 6.90% 7/23/2031[6,7]	18,200	14
Russian Federation 8.50% 9/17/2031[6,7]	5,530	4
Russian Federation 7.70% 3/23/2033[6,7]	23,030	18
Russian Federation 7.25% 5/10/2034[6,7]	8,140	6
Serbia (Republic of) 3.125% 5/15/2027	EUR 385	378
Serbia (Republic of) 2.05% 9/23/2036	185	122
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR 3,000	154
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW 348,590	258
Spain (Kingdom of) 0% 1/31/2027	EUR 335	325
Spain (Kingdom of) 0.80% 7/30/2027	490	486
Spain (Kingdom of) 0.50% 10/31/2031	165	144
Spain (Kingdom of) 3.15% 4/30/2033	317	339
Tunisia (Republic of) 6.75% 10/31/2023	260	244
Tunisia (Republic of) 6.75% 10/31/2023	150	141
Ukraine 6.876% 5/21/2031[4,6]	USD 250	45
Ukraine 6.876% 5/21/2031[6]	200	36
United Kingdom 2.75% 9/7/2024	GBP 50	61
United Kingdom 1.25% 7/22/2027	410	462
United Kingdom 0.375% 10/22/2030	490	484
United Kingdom 0.25% 7/31/2031	160	152
United Kingdom 1.00% 1/31/2032	1,490	1,497
United Kingdom 4.25% 6/7/2032	1,165	1,533
United Kingdom 3.25% 1/22/2044	174	196
United Kingdom 1.25% 7/31/2051	413	284
United Mexican States, Series M, 5.75% 3/5/2026	MXN 12,150	609
United Mexican States, Series M, 7.75% 5/29/2031	5,000	260
United Mexican States, Series M, 7.75% 11/23/2034	6,500	333
United Mexican States, Series M, 8.00% 11/7/2047	5,120	253
United Mexican States, Series M, 8.00% 7/31/2053	18,880	929
		53,825
U.S. Treasury bonds & notes 10.50% U.S. Treasury 9.98%
U.S. Treasury 2.75% 4/30/2023	USD 1,375	1,373
U.S. Treasury 1.50% 2/29/2024	3,878	3,769
U.S. Treasury 2.50% 4/30/2024	915	895
U.S. Treasury 3.25% 8/31/2024	656	646
U.S. Treasury 1.50% 10/31/2024	1,200	1,150
U.S. Treasury 1.00% 12/15/2024	620	588
U.S. Treasury 1.75% 3/15/2025	98	94
U.S. Treasury 3.00% 7/15/2025	1,016	994
U.S. Treasury 3.125% 8/15/2025	18	18
U.S. Treasury 4.50% 11/15/2025	178	181
U.S. Treasury 0.375% 11/30/2025	50	46
U.S. Treasury 0.50% 2/28/2026	500	455
U.S. Treasury 0.75% 3/31/2026	2,075	1,899
U.S. Treasury 0.875% 6/30/2026	74	68
American Funds Insurance Series — Page 131 of 262

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2/15/2027	USD 298	$282
U.S. Treasury 1.875% 2/28/2027	6,026	5,625
U.S. Treasury 2.50% 3/31/2027	1,025	979
U.S. Treasury 2.75% 4/30/2027	4,520	4,358
U.S. Treasury 2.75% 7/31/2027	46	44
U.S. Treasury 3.125% 8/31/2027	1,580	1,546
U.S. Treasury 4.125% 9/30/2027	268	273
U.S. Treasury 4.125% 10/31/2027	357	364
U.S. Treasury 2.875% 5/15/2028	1,275	1,230
U.S. Treasury 2.875% 8/15/2028	557	537
U.S. Treasury 0.625% 5/15/2030	823	674
U.S. Treasury 0.625% 8/15/2030	650	530
U.S. Treasury 1.625% 5/15/2031	375	326
U.S. Treasury 1.25% 8/15/2031	395	331
U.S. Treasury 1.375% 11/15/2031	834	704
U.S. Treasury 1.875% 2/15/2032	779	684
U.S. Treasury 2.875% 5/15/2032	640	609
U.S. Treasury 2.75% 8/15/2032	1,279	1,204
U.S. Treasury 4.125% 11/15/2032	929	976
U.S. Treasury 3.50% 2/15/2033	100	100
U.S. Treasury 1.875% 2/15/2041[8]	920	689
U.S. Treasury 2.25% 5/15/2041[8]	525	417
U.S. Treasury 4.00% 11/15/2042	305	313
U.S. Treasury 2.875% 11/15/2046	400	341
U.S. Treasury 1.25% 5/15/2050	140	82
U.S. Treasury 2.375% 5/15/2051	490	377
U.S. Treasury 2.00% 8/15/2051	560	394
U.S. Treasury 1.875% 11/15/2051[8]	686	467
U.S. Treasury 2.25% 2/15/2052[8]	180	134
U.S. Treasury 2.875% 5/15/2052	273	234
U.S. Treasury 3.00% 8/15/2052[8]	510	448
U.S. Treasury 3.625% 2/15/2053	134	133
		37,581
U.S. Treasury inflation-protected securities 0.52%
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[5]	832	817
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[5]	578	565
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[5]	369	357
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[5]	249	221
		1,960
Total U.S. Treasury bonds & notes		39,541
Corporate bonds, notes & loans 5.56% Financials 2.00%
ACE INA Holdings, Inc. 3.35% 5/3/2026	10	10
ACE INA Holdings, Inc. 4.35% 11/3/2045	20	18
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[9]	EUR 200	169
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,9]	USD 200	205
Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[9]	EUR 100	102
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[9]	200	206
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[9]	USD 200	191
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[9]	500	457
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[9]	160	144
American Funds Insurance Series — Page 132 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[9]	USD 236	$219
Bank of America Corp. 2.496% 2/13/2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[9]	20	17
Barclays Bank PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[9]	475	466
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,9]	200	201
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[9]	103	98
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[9]	175	167
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[9]	310	276
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[9]	110	102
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[9]	29	29
Commonwealth Bank of Australia 2.688% 3/11/2031[4]	225	177
Corebridge Financial, Inc. 3.90% 4/5/2032[4]	59	51
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[9]	160	136
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[9]	EUR 200	171
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[9]	100	95
Goldman Sachs Group, Inc. 1.00% 3/18/2033[10]	210	167
Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[9]	USD 78	68
Groupe BPCE SA 5.70% 10/22/2023[4]	200	199
Groupe BPCE SA 4.50% 1/13/2033	EUR 100	109
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[9]	USD 200	192
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[9]	EUR 100	114
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[9]	USD 186	167
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[9]	160	156
Mastercard, Inc. 2.00% 11/18/2031	102	86
Morgan Stanley 3.125% 7/27/2026	110	104
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[9]	200	178
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[9]	126	113
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	72	62
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[9]	EUR 510	504
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/29)[9]	175	153
New York Life Insurance Company 3.75% 5/15/2050[4]	USD 23	19
Nordea Bank AB 3.60% 6/6/2025[4]	200	193
Royal Bank of Canada 1.20% 4/27/2026	175	157
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,9]	450	439
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[9]	210	198
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[9]	400	360
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[9]	100	89
		7,534
Utilities 0.78%
Alabama Power Co. 3.00% 3/15/2052	250	173
CMS Energy Corp. 3.00% 5/15/2026	80	76
Consumers Energy Co. 3.60% 8/15/2032	250	232
Duke Energy Progress, LLC 3.70% 9/1/2028	75	72
E.ON SE 1.625% 3/29/2031	EUR 240	225
Edison International 4.125% 3/15/2028	USD 160	152
Enel Finance International SA 1.875% 7/12/2028[4]	200	169
Enersis Américas SA 4.00% 10/25/2026	35	34
Entergy Louisiana, LLC 4.75% 9/15/2052	100	94
Exelon Corp. 3.40% 4/15/2026	150	144
FirstEnergy Corp. 3.50% 4/1/2028[4]	35	33
Interstate Power and Light Co. 2.30% 6/1/2030	50	42
NextEra Energy Capital Holdings, Inc. 2.75% 11/1/2029	232	206
American Funds Insurance Series — Page 133 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Niagara Mohawk Power Corp. 3.508% 10/1/2024[4]	USD 85	$82
Pacific Gas and Electric Co. 2.95% 3/1/2026	25	23
Pacific Gas and Electric Co. 2.10% 8/1/2027	100	87
Pacific Gas and Electric Co. 3.00% 6/15/2028	140	124
Pacific Gas and Electric Co. 4.65% 8/1/2028	114	107
Pacific Gas and Electric Co. 4.55% 7/1/2030	31	29
Pacific Gas and Electric Co. 2.50% 2/1/2031	600	487
Pacific Gas and Electric Co. 3.25% 6/1/2031	50	43
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	91
Xcel Energy, Inc. 3.35% 12/1/2026	216	206
		2,931
Health care 0.55%
Aetna, Inc. 2.80% 6/15/2023	10	10
Amgen, Inc. 1.90% 2/21/2025	40	38
Amgen, Inc. 2.20% 2/21/2027	30	28
Amgen, Inc. 4.20% 3/1/2033	280	268
Amgen, Inc. 5.25% 3/2/2033	183	188
Amgen, Inc. 5.65% 3/2/2053	171	178
AstraZeneca Finance, LLC 2.25% 5/28/2031	69	59
AstraZeneca PLC 3.50% 8/17/2023	150	149
Becton, Dickinson and Company 3.734% 12/15/2024	10	10
Becton, Dickinson and Company 3.70% 6/6/2027	43	42
Becton, Dickinson and Company 2.823% 5/20/2030	28	25
Becton, Dickinson and Company 4.298% 8/22/2032	320	309
Cigna Corp. 4.125% 11/15/2025	80	79
EMD Finance, LLC 3.25% 3/19/2025[4]	250	243
Stryker Corp. 0.75% 3/1/2029	EUR 210	192
Takeda Pharmaceutical Company, Ltd. 2.25% 11/21/2026	100	104
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD 135	132
		2,054
Consumer discretionary 0.49%
Amazon.com, Inc. 2.80% 8/22/2024	45	44
Bayerische Motoren Werke AG 3.90% 4/9/2025[4]	70	69
Bayerische Motoren Werke AG 4.15% 4/9/2030[4]	70	68
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	150	142
General Motors Financial Co. 2.40% 4/10/2028	150	131
Hyundai Capital America 1.50% 6/15/2026[4]	250	222
Hyundai Capital America 2.375% 10/15/2027[4]	109	96
Hyundai Capital America 5.60% 3/30/2028[4]	150	150
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[4]	222	237
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]	185	164
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]	70	73
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[4]	59	63
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]	200	205
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	200	162
Toyota Motor Credit Corp. 3.375% 4/1/2030	33	31
		1,857
Communication services 0.43%
AT&T, Inc. 2.75% 6/1/2031	375	323
AT&T, Inc. 2.55% 12/1/2033	64	51
Comcast Corp. 0% 9/14/2026	EUR 100	96
American Funds Insurance Series — Page 134 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD 45	$59
Netflix, Inc. 3.875% 11/15/2029[10]	EUR 200	213
Orange SA 9.00% 3/1/2031[9]	USD 65	82
T-Mobile US, Inc. 2.05% 2/15/2028	200	178
Verizon Communications, Inc. 0.375% 3/22/2029	EUR 140	125
Verizon Communications, Inc. 2.55% 3/21/2031	USD 325	277
Verizon Communications, Inc. 0.75% 3/22/2032	EUR 100	83
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[4]	USD 168	141
		1,628
Information technology 0.35%
Apple, Inc. 3.35% 8/8/2032	580	547
Broadcom, Inc. 4.00% 4/15/2029[4]	21	20
Broadcom, Inc. 4.15% 11/15/2030	70	65
Broadcom, Inc. 3.419% 4/15/2033[4]	53	44
Broadcom, Inc. 3.137% 11/15/2035[4]	15	12
Lenovo Group, Ltd. 5.875% 4/24/2025	269	270
Microsoft Corp. 2.40% 8/8/2026	187	178
Oracle Corp. 2.65% 7/15/2026	216	202
		1,338
Industrials 0.32%
Boeing Company 4.508% 5/1/2023	400	400
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	164	118
Carrier Global Corp. 2.242% 2/15/2025	6	6
Carrier Global Corp. 2.493% 2/15/2027	7	6
CSX Corp. 3.80% 4/15/2050	6	5
CSX Corp. 2.50% 5/15/2051	75	48
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[4]	94	90
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	200	189
Singapore Airlines, Ltd. 3.375% 1/19/2029	200	186
United Technologies Corp. 4.125% 11/16/2028	170	168
		1,216
Consumer staples 0.26%
Altria Group, Inc. 2.20% 6/15/2027	EUR 270	270
Anheuser-Busch InBev NV 4.00% 4/13/2028	USD 100	99
Anheuser-Busch InBev NV 4.75% 1/23/2029	220	225
British American Tobacco PLC 3.215% 9/6/2026	62	58
British American Tobacco PLC 4.70% 4/2/2027	67	66
British American Tobacco PLC 3.557% 8/15/2027	105	98
British American Tobacco PLC 3.462% 9/6/2029	75	66
Philip Morris International, Inc. 5.75% 11/17/2032	110	115
		997
Energy 0.23%
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	161	140
Enterprise Products Operating, LLC 5.35% 1/31/2033	72	75
Halliburton Company 3.80% 11/15/2025	2	2
Kinder Morgan, Inc. 4.30% 6/1/2025	165	163
Qatar Energy 3.125% 7/12/2041[4]	270	211
American Funds Insurance Series — Page 135 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Statoil ASA 3.70% 3/1/2024	USD 50	$49
TransCanada Corp. 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[9]	225	210
		850
Real estate 0.11%
American Tower Corp. 0.875% 5/21/2029	EUR 130	114
Equinix, Inc. 2.15% 7/15/2030	USD 176	144
Essex Portfolio, LP 3.50% 4/1/2025	120	116
Essex Portfolio, LP 3.375% 4/15/2026	40	38
		412
Materials 0.04%
Celanese US Holdings, LLC 6.379% 7/15/2032	50	51
Vale Overseas, Ltd. 3.75% 7/8/2030	94	84
		135
Total corporate bonds, notes & loans		20,952
Mortgage-backed obligations 1.23% Federal agency mortgage-backed obligations 0.96%
Freddie Mac Pool #ZJ9038 5.00% 6/1/2023[11]	— [12]	— [12]
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[11]	580	562
Uniform Mortgage-Backed Security 4.00% 4/1/2053[11,13]	449	429
Uniform Mortgage-Backed Security 4.00% 5/1/2053[11,13]	600	574
Uniform Mortgage-Backed Security 4.50% 5/1/2053[11,13]	1,261	1,236
Uniform Mortgage-Backed Security 5.00% 5/1/2053[11,13]	835	833
		3,634
Other mortgage-backed securities 0.27%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[11]	DKK 494	63
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[11]	1,263	158
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[11]	5,779	649
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[11]	487	50
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[11]	584	63
Realkredit Danmark AS 1.00% 10/1/2053[11]	192	21
		1,004
Total mortgage-backed obligations		4,638
Asset-backed obligations 0.56%
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 5.709% 12/18/2025[11,14]	USD 156	156
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,11]	125	125
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.328% 9/15/2025[11,14]	106	106
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 8/15/2024[11]	20	20
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/2024[11]	30	30
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.158% 2/15/2025[11,14]	82	82
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.269% 10/21/2024[11,14]	92	91
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.158% 9/16/2025[11,14]	105	105
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.138% 5/15/2025[11,14]	107	107
American Funds Insurance Series — Page 136 of 262

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[11]		USD 275	$271
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.238% 8/15/2024[11,14]		227	228
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[11]		112	112
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.128% 8/15/2025[11,14]		39	39
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[9,11]		250	246
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[11]		128	126
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[4,11]		137	136
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,11]		93	93
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,11]		19	19
			2,092
Municipals 0.04% Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		100	75
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	60
Total municipals			135
Total bonds, notes & other debt instruments (cost: $132,455,000)			121,183
Short-term securities 6.54% Money market investments 5.84%		Shares
Capital Group Central Cash Fund 4.86%[3,15]		219,801	21,980
Bills & notes of governments & government agencies outside the U.S. 0.46%	Weighted average yield at acquisition	Principal amount (000)
Japan Treasury 2/20/2024	(0.103%)	JPY 230,900	1,741
Money market investments purchased with collateral from securities on loan 0.24%		Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[15,16]		819,265	819
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[15,16]		77,447	78
			897
Total short-term securities (cost: $24,599,000)			24,618
Total investment securities 99.92% (cost: $355,763,000)			376,146
Other assets less liabilities 0.08%			313
Net assets 100.00%			$376,459
American Funds Insurance Series — Page 137 of 262

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	26	June 2023	USD 5,368	$(5)
5 Year Euro-Bobl Futures	Long	24	June 2023	3,068	(7)
5 Year U.S. Treasury Note Futures	Short	2	June 2023	(219)	— [12]
10 Year Italy Government Bond Futures	Short	2	June 2023	(250)	(4)
10 Year Euro-Bund Futures	Short	4	June 2023	(589)	7
10 Year Japanese Government Bond Futures	Short	3	June 2023	(3,347)	(62)
10 Year Australian Treasury Bond Futures	Long	4	June 2023	329	11
10 Year U.S. Treasury Note Futures	Long	13	June 2023	1,494	4
10 Year Ultra U.S. Treasury Note Futures	Short	7	June 2023	(848)	(14)
10 Year UK Gilt Futures	Short	3	June 2023	(383)	(10)
20 Year U.S. Treasury Bond Futures	Long	8	June 2023	1,049	44
30 Year Euro-Buxl Futures	Long	2	June 2023	306	19
30 Year Ultra U.S. Treasury Bond Futures	Short	8	June 2023	(1,129)	(6)
					$(23)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
EUR	1,480	USD	1,572	Morgan Stanley	4/6/2023	$34
EUR	250	USD	266	Goldman Sachs	4/6/2023	5
KRW	347,180	USD	263	Citibank	4/6/2023	3
EUR	120	USD	127	BNP Paribas	4/6/2023	3
EUR	90	USD	96	Goldman Sachs	4/6/2023	1
USD	109	EUR	100	BNP Paribas	4/6/2023	1
USD	97	EUR	90	Bank of America	4/6/2023	(1)
USD	97	EUR	90	Bank of New York Mellon	4/6/2023	(1)
USD	629	AUD	950	Standard Chartered Bank	4/6/2023	(7)
USD	490	MXN	8,853	Citibank	4/12/2023	— [12]
PLN	3,110	USD	701	JPMorgan Chase	4/13/2023	19
CAD	1,270	USD	923	HSBC Bank	4/13/2023	17
SEK	1,270	USD	119	Bank of America	4/13/2023	4
EUR	397	DKK	2,950	Bank of America	4/13/2023	1
CNH	490	USD	71	JPMorgan Chase	4/13/2023	— [12]
USD	86	CNH	600	HSBC Bank	4/13/2023	(1)
JPY	71,830	USD	544	BNP Paribas	4/13/2023	(2)
JPY	75,000	USD	570	HSBC Bank	4/13/2023	(4)
USD	196	NZD	320	Standard Chartered Bank	4/13/2023	(4)
USD	530	JPY	71,830	Morgan Stanley	4/13/2023	(12)
JPY	563,370	USD	4,146	HSBC Bank	4/14/2023	106
CNH	12,920	USD	1,870	BNP Paribas	4/14/2023	12
USD	72	JPY	9,610	Bank of America	4/14/2023	— [12]
JPY	84,000	USD	636	BNP Paribas	4/14/2023	(2)
JPY	159,170	USD	1,229	BNP Paribas	4/14/2023	(28)
EUR	2,005	USD	2,126	Citibank	4/17/2023	50
EUR	1,090	USD	1,171	JPMorgan Chase	4/17/2023	13
NZD	470	USD	288	Morgan Stanley	4/17/2023	5
American Funds Insurance Series — Page 138 of 262

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
EUR	130	USD	141	BNP Paribas	4/17/2023	$—[12]
KRW	849,020	USD	652	Bank of America	4/17/2023	(1)
KRW	867,130	USD	669	BNP Paribas	4/17/2023	(5)
USD	364	COP	1,737,640	Goldman Sachs	4/17/2023	(8)
JPY	156,019	USD	1,166	Bank of America	4/18/2023	13
GBP	110	USD	133	Bank of America	4/18/2023	3
USD	324	MXN	6,020	UBS AG	4/18/2023	(8)
USD	551	CAD	760	Morgan Stanley	4/18/2023	(11)
THB	20,000	USD	574	Citibank	4/21/2023	12
USD	780	MXN	14,500	Morgan Stanley	4/25/2023	(21)
JPY	74,300	USD	585	Bank of America	5/8/2023	(22)
KRW	53,890	USD	41	HSBC Bank	5/11/2023	— [12]
USD	451	BRL	2,395	JPMorgan Chase	5/11/2023	(18)
USD	307	BRL	1,619	Citibank	6/30/2023	(7)
USD	953	BRL	5,254	Citibank	1/2/2024	(33)
JPY	230,900	USD	1,808	HSBC Bank	2/16/2024	14
USD	1,823	JPY	230,900	HSBC Bank	2/16/2024	1
USD	1,809	JPY	230,900	HSBC Bank	2/20/2024	(14)
						$107
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD375	$(3)	$—	$(3)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197	(31)	—	(31)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178	(12)	—	(12)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945	(30)	—	(30)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486	(5)	—	(5)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486	(5)	—	(5)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533	(6)	—	(6)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	1,001	(11)	—	(11)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	1,000	(12)	—	(12)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	1,019	(12)	—	(12)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	1,023	(12)	—	(12)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	904	(11)	—	(11)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	1,031	(13)	—	(13)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	1,029	(13)	—	(13)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	1,029	(13)	—	(13)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	1,144	(14)	—	(14)
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023	5,500	(32)	—	(32)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(17)	—	(17)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(17)	—	(17)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	123	(1)	—	(1)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD6,240	5	—	5
American Funds Insurance Series — Page 139 of 262

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN2,000	$(8)	$—	$(8)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	2,600	(10)	—	(10)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	3,200	(12)	—	(12)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,600	(32)	—	(32)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,900	(33)	—	(33)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	11,300	(43)	—	(43)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	2,500	(5)	—	(5)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	3,701	(8)	—	(8)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,100	(13)	—	(13)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,000	(13)	—	(13)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	7,639	(18)	—	(18)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027	20,400	13	—	13
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	(4)	—	(4)
						$(451)	$—	$(451)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD3,620	$(54)	$(3)	$(51)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[17] (000)	Value at 3/31/2023[18] (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2023 (000)
1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD2,365	$26	$11	$15
Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Investment funds 1.48%
Capital Group Central Corporate Bond Fund	$5,532	$51	$185	$(9)	$183	$5,572	$51
Short-term securities 5.84%
Money market investments 5.84%
Capital Group Central Cash Fund 4.86%[15]	3,928	36,448	18,397	1	— [12]	21,980	154
Total 7.32%				$(8)	$183	$27,552	$205
American Funds Insurance Series — Page 140 of 262

unaudited
Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Netflix, Inc. 3.875% 11/15/2029	7/11/2022-7/12/2022	$192	$213	.06%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	252	167.04
Total		$444	$380	.10%

[1]	All or a portion of this security was on loan. The total value of all such securities was $952,000, which represented .25% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,057,000, which represented 1.34% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Value determined using significant unobservable inputs.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $728,000, which represented .19% of the net assets of the fund.
[9]	Step bond; coupon rate may change at a later date.
[10]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $380,000, which represented .10% of the net assets of the fund.

[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Amount less than one thousand.
[13]	Purchased on a TBA basis.
[14]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[15]	Rate represents the seven-day yield at 3/31/2023.
[16]	Security purchased with cash collateral from securities on loan.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviations
ADR = American Depositary Receipts
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen

KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RUB = Russian rubles
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
USD = U.S. dollars
ZAR = South African rand
American Funds Insurance Series — Page 141 of 262

The Bond Fund of America®
Investment portfolio
March 31, 2023
unaudited

Bonds, notes & other debt instruments 95.52% Corporate bonds, notes & loans 34.42% Financials 10.09%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 3.35% 5/3/2026	USD 2,025	$1,960
ACE INA Holdings, Inc. 4.35% 11/3/2045	2,015	1,858
AerCap Ireland Capital DAC 1.65% 10/29/2024	5,996	5,613
AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,812
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,547
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,247
AerCap Ireland Capital DAC 3.00% 10/29/2028	9,124	7,972
AerCap Ireland Capital DAC 3.30% 1/30/2032	9,395	7,790
AerCap Ireland Capital DAC 3.40% 10/29/2033	5,120	4,164
AerCap Ireland Capital DAC 3.85% 10/29/2041	1,254	962
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 10/29/2023	3,130	3,036
Ally Financial, Inc. 5.125% 9/30/2024	1,500	1,453
Ally Financial, Inc. 8.00% 11/1/2031	8,075	8,463
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[1]	4,501	4,306
American International Group, Inc. 5.125% 3/27/2033	2,224	2,212
Aon Corp. 5.35% 2/28/2033	1,630	1,690
Arthur J. Gallagher & Co. 3.50% 5/20/2051	1,073	774
Banco Santander, SA 5.147% 8/18/2025	4,000	3,930
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[1]	1,400	1,224
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	1,970	1,843
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[1]	2,818	2,811
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	6,289	5,645
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[1]	4,295	3,911
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[1]	2,635	2,551
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]	11,107	11,053
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[1]	1,502	1,572
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	10,129	9,419
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[1]	2,773	2,390
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	21,177	16,904
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	2,653	2,216
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	36,155	29,165
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[1]	4,089	3,446
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[1]	8,750	8,336
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]	5,684	5,626
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	4,850	4,826
Barclays Bank PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	4,525	4,436
Block, Inc. 2.75% 6/1/2026	1,975	1,803
Block, Inc. 3.50% 6/1/2031	825	678
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[1,2]	6,633	5,843
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]	13,134	11,809
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	3,594	2,999
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	4,177	3,482
American Funds Insurance Series — Page 142 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	USD 3,650	$3,676
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[1]	4,525	4,371
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[1]	2,430	2,344
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[1]	515	502
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	1,126	896
CIT Group, Inc. 3.929% 6/19/2024 (USD-SOFR + 3.827% on 6/19/2023)[1]	5,410	5,305
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,764
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[1]	8,740	7,767
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[1]	13,528	12,591
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[1]	20	16
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[1]	1,030	872
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[1]	4,030	3,616
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[1]	125	123
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[1]	2,781	3,010
Corebridge Financial, Inc. 3.50% 4/4/2025[2]	1,439	1,383
Corebridge Financial, Inc. 3.65% 4/5/2027[2]	3,913	3,671
Corebridge Financial, Inc. 3.85% 4/5/2029[2]	5,794	5,296
Corebridge Financial, Inc. 3.90% 4/5/2032[2]	5,959	5,165
Corebridge Financial, Inc. 4.35% 4/5/2042[2]	361	298
Corebridge Financial, Inc. 4.40% 4/5/2052[2]	1,352	1,060
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	4,450	4,089
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	2,450	2,190
Credit Suisse Group AG 3.80% 6/9/2023	15,327	15,040
Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	850	789
Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]	7,609	6,793
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	11,200	9,485
Credit Suisse Group AG 7.50% 2/15/2028	2,445	2,598
Credit Suisse Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[1,2]	1,265	1,258
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	6,916	6,157
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	7,869	6,346
Credit Suisse Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[1,2]	10,507	10,822
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]	5,000	5,937
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[1,2]	2,990	2,633
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	2,975	2,811
Deutsche Bank AG 0.898% 5/28/2024	2,500	2,348
Deutsche Bank AG 3.70% 5/30/2024	5,150	4,891
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	10,475	10,188
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[1]	3,673	3,478
Deutsche Bank AG 4.10% 1/13/2026	7,305	6,624
Deutsche Bank AG 4.10% 1/13/2026	857	777
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	27,747	23,935
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	4,315	3,661
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]	8,908	7,570
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]	7,848	7,799
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	3,200	2,627
Discover Financial Services 6.70% 11/29/2032	1,475	1,522
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	1,200	1,068
Five Corners Funding Trust III 5.791% 2/15/2033[2]	2,310	2,373
Five Corners Funding Trust IV 5.997% 2/15/2053[2]	360	371
Global Payments, Inc. 2.90% 11/15/2031	1,005	824
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[1]	3,030	2,714
American Funds Insurance Series — Page 143 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	USD 13,275	$11,689
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[1]	13,961	12,486
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[1]	1,758	1,605
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[1]	7,403	7,011
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[1]	5,114	5,006
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[1]	9,600	9,026
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[1]	260	215
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	10,772	9,259
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	3,160	2,266
Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[1]	1,750	1,641
Groupe BPCE SA 5.70% 10/22/2023[2]	28,166	27,955
Groupe BPCE SA 5.15% 7/21/2024[2]	5,481	5,379
Groupe BPCE SA 1.625% 1/14/2025[2]	2,980	2,791
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	6,350	5,711
Groupe BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,2]	2,150	2,147
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	250	195
Groupe BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	6,195	6,115
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[1]	5,270	4,680
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[1]	1,565	1,610
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	6,410	6,088
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	5,917	4,966
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	5,250	4,290
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	4,463	3,623
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[1]	1,700	1,779
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,600	1,694
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	669	541
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	6,335	4,902
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.178% 2/24/2025[3]	397	356
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	6,669	6,158
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	480	416
Huarong Finance II Co., Ltd. 4.625% 6/3/2026	200	168
Huarong Finance II Co., Ltd. 4.875% 11/22/2026	2,106	1,747
Intercontinental Exchange, Inc. 4.35% 6/15/2029	8,710	8,603
Intercontinental Exchange, Inc. 4.60% 3/15/2033	4,601	4,572
Intercontinental Exchange, Inc. 4.95% 6/15/2052	5,327	5,199
Intesa Sanpaolo SpA 5.017% 6/26/2024[2]	68,143	65,493
Intesa Sanpaolo SpA 3.25% 9/23/2024[2]	770	740
Intesa Sanpaolo SpA 5.71% 1/15/2026[2]	15,400	14,606
Intesa Sanpaolo SpA 3.875% 7/14/2027[2]	6,250	5,660
Intesa Sanpaolo SpA 3.875% 1/12/2028[2]	1,986	1,769
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[2]	2,060	1,771
JPMorgan Chase & Co. 0.969% 6/23/2025 (USD-SOFR + 0.58% on 6/23/2024)[1]	5,870	5,564
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	11,105	10,422
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[1]	4,196	4,227
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	1,832	1,647
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[1]	5,965	5,266
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[1]	8,620	7,998
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[1]	10,187	9,949
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[1]	10,282	10,272
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[1]	9,600	8,991
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[1]	2,453	2,130
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[1]	11,980	11,582
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	1,991	1,703
American Funds Insurance Series — Page 144 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	USD 1,126	$907
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	4,802	4,044
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[1]	5,313	4,409
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	553	473
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[1]	1,907	1,848
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	7,310	7,272
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	2,415	2,127
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	1,375	1,385
Keb Hana Bank 3.25% 3/30/2027[2]	1,315	1,251
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[1]	2,675	2,510
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[1]	2,705	2,729
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	222	184
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	505	344
Marsh & McLennan Companies, Inc. 5.45% 3/15/2053	709	731
Mastercard, Inc. 4.875% 3/9/2028	169	174
Mastercard, Inc. 4.85% 3/9/2033	2,787	2,896
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	1,405	1,471
MetLife, Inc. 3.60% 11/13/2025	3,490	3,417
Metropolitan Life Global Funding I 5.05% 1/6/2028[2]	855	866
Metropolitan Life Global Funding I 5.15% 3/28/2033[2]	832	840
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[1]	2,960	2,759
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[1]	6,200	5,491
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[1]	2,225	1,957
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[1]	2,970	2,669
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[1]	2,945	2,822
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[1]	1,430	1,444
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]	763	756
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[1]	4,615	4,079
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[1]	2,390	2,427
Morgan Stanley 0.791% 1/22/2025 (USD-SOFR + 0.509% on 1/22/2024)[1]	3,065	2,950
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	2,300	2,218
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[1]	250	250
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	10,488	9,329
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[1]	3,671	3,567
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[1]	6,952	7,316
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[1]	9,214	9,294
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	85	67
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	28,887	23,199
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	3,063	2,511
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[1]	3,375	3,319
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[1]	8,152	8,911
American Funds Insurance Series — Page 145 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
MSCI, Inc. 3.25% 8/15/2033[2]	USD 2,750	$2,255
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[1]	3,555	3,567
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[1]	1,140	1,182
Navient Corp. 6.75% 6/25/2025	425	413
OneMain Holdings, Inc. 7.125% 3/15/2026	250	241
PayPal Holdings, Inc. 5.05% 6/1/2052	2,405	2,316
Rede D’Or Finance SARL 4.50% 1/22/2030[2]	1,572	1,293
Royal Bank of Canada 4.90% 1/12/2028	360	360
Royal Bank of Canada 5.00% 2/1/2033	6,087	6,165
Santander Holdings USA, Inc. 3.50% 6/7/2024	8,325	8,084
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[1]	5,100	5,100
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[1]	1,640	1,545
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[1]	2,347	2,336
Sumitomo Mitsui Banking Corp. 2.174% 1/14/2027	1,100	986
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	390
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,4]	1,530	99
Synchrony Financial 4.375% 3/19/2024	3,640	3,500
The Allstate Corp. 5.25% 3/30/2033	1,154	1,168
Toronto-Dominion Bank 1.95% 1/12/2027	1,060	950
Toronto-Dominion Bank 5.156% 1/10/2028	10,973	11,094
Travelers Companies, Inc. 2.55% 4/27/2050	623	409
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[1]	2,605	2,542
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2034)[1]	2,750	2,684
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[1]	2,440	2,380
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[1]	497	483
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[1,2]	2,865	2,842
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]	4,000	3,449
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	1,202	1,027
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]	677	526
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[1,2]	1,000	802
UBS Group AG 4.988% 8/5/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 8/5/2032)[1,2]	400	382
UniCredit SpA 4.625% 4/12/2027[2]	1,395	1,319
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	16,130	14,240
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	424
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	20,480	19,474
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[1]	3,524	3,423
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	9,236	8,722
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]	11,745	11,607
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	4,180	3,627
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[1]	3,820	3,731
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	20,666	18,359
Willis North America, Inc. 4.65% 6/15/2027	930	916
		1,072,525
American Funds Insurance Series — Page 146 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 4.29%	Principal amount (000)	Value (000)
AEP Texas, Inc. 3.45% 5/15/2051	USD 1,380	$1,015
AEP Transmission Co., LLC 5.40% 3/15/2053	500	522
Alabama Power Co. 3.00% 3/15/2052	3,697	2,561
Alfa Desarrollo SpA 4.55% 9/27/2051[2]	1,000	734
Ameren Corp. 4.50% 3/15/2049	2,875	2,667
Baltimore Gas & Electric 4.55% 6/1/2052	525	479
Berkshire Hathaway Energy Company 4.50% 2/1/2045	5,895	5,277
Comisión Federal de Electricidad 4.688% 5/15/2029[2]	3,655	3,282
Comisión Federal de Electricidad 3.875% 7/26/2033[2]	1,340	1,024
Connecticut Light and Power Co. 2.05% 7/1/2031	1,775	1,476
Consumers Energy Co. 4.625% 5/15/2033	3,500	3,493
Consumers Energy Co. 4.05% 5/15/2048	1,413	1,215
Consumers Energy Co. 3.75% 2/15/2050	5,625	4,606
Consumers Energy Co. 3.10% 8/15/2050	4,123	2,979
DTE Electric Co. 5.20% 4/1/2033	215	222
Duke Energy Carolinas, LLC 5.35% 1/15/2053	1,475	1,537
Duke Energy Corp. 3.75% 4/15/2024	3,826	3,783
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,336
Duke Energy Florida, LLC 3.00% 12/15/2051	711	504
Duke Energy Florida, LLC 5.95% 11/15/2052	575	641
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,602
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,456
Duke Energy Progress, LLC 2.50% 8/15/2050	644	405
Edison International 4.95% 4/15/2025	175	174
Edison International 5.75% 6/15/2027	3,181	3,251
Edison International 4.125% 3/15/2028	3,644	3,464
Edison International 6.95% 11/15/2029	2,525	2,734
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	EUR 2,800	2,419
Emera US Finance, LP 0.833% 6/15/2024	USD 600	565
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,538
Enel Società per Azioni 8.75% 9/24/2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	1,000	993
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[2]	1,310	1,180
Entergy Louisiana, LLC 4.20% 9/1/2048	6,325	5,491
Entergy Louisiana, LLC 4.75% 9/15/2052	1,255	1,181
Eversource Energy 3.80% 12/1/2023	5,000	4,939
FirstEnergy Corp. 1.60% 1/15/2026	20,066	18,346
FirstEnergy Corp. 3.50% 4/1/2028[2]	2,400	2,256
FirstEnergy Corp. 4.10% 5/15/2028[2]	425	411
FirstEnergy Corp. 2.65% 3/1/2030	12,524	10,666
FirstEnergy Corp. 2.25% 9/1/2030	13,707	11,328
FirstEnergy Corp., Series B, 4.15% 7/15/2027[1]	12,178	11,614
FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]	4,000	3,614
Florida Power & Light Company 5.05% 4/1/2028	2,650	2,740
Florida Power & Light Company 2.45% 2/3/2032	4,890	4,179
Florida Power & Light Company 5.10% 4/1/2033	5,525	5,731
Florida Power & Light Company 2.875% 12/4/2051	8,109	5,705
Georgia Power Co. 3.70% 1/30/2050	275	214
Interchile SA 4.50% 6/30/2056[2]	465	372
Israel Electric Corp., Ltd. 4.25% 8/14/2028[2]	10,190	9,593
Israel Electric Corp., Ltd. 3.75% 2/22/2032[2]	340	297
Jersey Central Power & Light Co. 2.75% 3/1/2032[2]	525	440
Mississippi Power Co. 4.25% 3/15/2042	5,020	4,289
American Funds Insurance Series — Page 147 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Monongahela Power Co. 3.55% 5/15/2027[2]	USD 1,700	$1,615
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	2,772	2,508
NextEra Energy Capital Holdings, Inc. 4.90% 2/28/2028	1,855	1,869
NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	1,440	1,422
NiSource, Inc. 5.25% 3/30/2028	1,400	1,425
Northern States Power Co. 4.50% 6/1/2052	3,328	3,075
Oncor Electric Delivery Company, LLC 4.15% 6/1/2032	1,035	1,000
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032	975	971
Pacific Gas and Electric Co. 3.25% 6/15/2023	5,615	5,587
Pacific Gas and Electric Co. 3.40% 8/15/2024	2,000	1,944
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	25,724
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,104
Pacific Gas and Electric Co. 3.30% 3/15/2027	5,850	5,355
Pacific Gas and Electric Co. 3.30% 12/1/2027	12,289	11,078
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,075	12,046
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,441
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,299	33,097
Pacific Gas and Electric Co. 2.50% 2/1/2031	20,221	16,399
Pacific Gas and Electric Co. 3.25% 6/1/2031	1,300	1,103
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,279	1,314
Pacific Gas and Electric Co. 3.30% 8/1/2040	9,898	7,036
Pacific Gas and Electric Co. 3.75% 8/15/2042	5,606	3,989
Pacific Gas and Electric Co. 4.75% 2/15/2044	336	270
Pacific Gas and Electric Co. 3.50% 8/1/2050	14,919	9,869
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,511
Public Service Electric and Gas Co. 1.90% 8/15/2031	775	631
Public Service Electric and Gas Co. 3.10% 3/15/2032	5,712	5,109
Puget Energy, Inc. 3.65% 5/15/2025	300	290
Southern California Edison Co. 5.30% 3/1/2028	455	467
Southern California Edison Co. 4.20% 3/1/2029	11,000	10,647
Southern California Edison Co. 2.85% 8/1/2029	8,200	7,340
Southern California Edison Co. 2.50% 6/1/2031	5,149	4,372
Southern California Edison Co. 5.95% 11/1/2032	1,100	1,193
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,792
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,540
Southern California Edison Co. 5.625% 2/1/2036	7,051	7,275
Southern California Edison Co. 5.55% 1/15/2037	3,844	3,940
Southern California Edison Co. 5.95% 2/1/2038	5,121	5,467
Southern California Edison Co. 4.00% 4/1/2047	9,402	7,743
Southern California Edison Co. 3.65% 2/1/2050	14,600	11,270
Southern California Edison Co., Series C, 3.60% 2/1/2045	2,717	2,062
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,231
Southwestern Electric Power Co. 3.25% 11/1/2051	2,270	1,584
Union Electric Co. 2.15% 3/15/2032	3,175	2,603
Virginia Electric and Power Co. 2.30% 11/15/2031	1,700	1,413
Virginia Electric and Power Co. 2.40% 3/30/2032	2,575	2,145
Wisconsin Electric Power Co. 2.85% 12/1/2051	375	258
Wisconsin Power and Light Co. 1.95% 9/16/2031	525	425
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	831
Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,463
Xcel Energy, Inc. 1.75% 3/15/2027	5,660	5,071
American Funds Insurance Series — Page 148 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy, Inc. 2.60% 12/1/2029	USD 1,725	$1,506
Xcel Energy, Inc. 4.60% 6/1/2032	11,675	11,344
		456,304
Health care 3.95%
AbbVie, Inc. 3.20% 11/21/2029	4,372	4,059
AbbVie, Inc. 4.25% 11/21/2049	8	7
Amgen, Inc. 5.507% 3/2/2026	725	728
Amgen, Inc. 5.15% 3/2/2028	5,326	5,441
Amgen, Inc. 3.00% 2/22/2029	195	179
Amgen, Inc. 4.05% 8/18/2029	7,760	7,493
Amgen, Inc. 2.45% 2/21/2030	5,131	4,475
Amgen, Inc. 5.25% 3/2/2030	2,854	2,920
Amgen, Inc. 4.20% 3/1/2033	9,522	9,133
Amgen, Inc. 5.25% 3/2/2033	8,192	8,421
Amgen, Inc. 5.60% 3/2/2043	2,565	2,645
Amgen, Inc. 4.875% 3/1/2053	4,565	4,277
Amgen, Inc. 5.65% 3/2/2053	5,331	5,553
Amgen, Inc. 4.40% 2/22/2062	196	166
Amgen, Inc. 5.75% 3/2/2063	3,260	3,387
Anthem, Inc. 2.375% 1/15/2025	1,534	1,469
Anthem, Inc. 4.10% 5/15/2032	7,996	7,653
Anthem, Inc. 4.55% 5/15/2052	271	245
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,429	1,269
AstraZeneca Finance, LLC 4.90% 3/3/2030	1,760	1,801
AstraZeneca Finance, LLC 2.25% 5/28/2031	2,087	1,797
AstraZeneca Finance, LLC 4.875% 3/3/2033	2,520	2,601
AstraZeneca PLC 4.00% 1/17/2029	5,920	5,829
Bausch Health Companies, Inc. 4.875% 6/1/2028[2]	830	490
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,183
Centene Corp. 4.25% 12/15/2027	14,860	14,332
Centene Corp. 2.45% 7/15/2028	12,410	10,808
Centene Corp. 4.625% 12/15/2029	14,945	14,065
Centene Corp. 3.375% 2/15/2030	15,718	13,727
Centene Corp. 2.50% 3/1/2031	8,550	6,931
Centene Corp. 2.625% 8/1/2031	2,510	2,036
CVS Health Corp. 5.125% 2/21/2030	1,720	1,744
CVS Health Corp. 5.25% 2/21/2033	2,122	2,167
CVS Health Corp. 5.625% 2/21/2053	895	908
Elevance Health, Inc. 4.75% 2/15/2033	1,128	1,134
Elevance Health, Inc. 5.125% 2/15/2053	784	782
Eli Lilly and Company 3.375% 3/15/2029	1,035	991
Eli Lilly and Company 4.70% 2/27/2033	5,542	5,685
Eli Lilly and Company 4.875% 2/27/2053	1,518	1,571
Eli Lilly and Company 4.95% 2/27/2063	443	456
GE Healthcare Holding, LLC 5.65% 11/15/2027[2]	4,895	5,062
GE Healthcare Holding, LLC 5.857% 3/15/2030[2]	1,145	1,199
GE Healthcare Holding, LLC 5.905% 11/22/2032[2]	8,640	9,208
GE Healthcare Holding, LLC 6.377% 11/22/2052[2]	375	420
HCA, Inc. 2.375% 7/15/2031	2,233	1,804
HCA, Inc. 3.625% 3/15/2032[2]	2,400	2,118
HCA, Inc. 4.625% 3/15/2052[2]	390	324
Johnson & Johnson 0.95% 9/1/2027	12,708	11,257
Johnson & Johnson 2.10% 9/1/2040	670	487
American Funds Insurance Series — Page 149 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Johnson & Johnson 2.25% 9/1/2050	USD 1,758	$1,187
Laboratory Corporation of America Holdings 1.55% 6/1/2026	773	693
Laboratory Corporation of America Holdings 4.70% 2/1/2045	3,975	3,551
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,485	1,487
Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,812
Merck & Co., Inc. 2.75% 12/10/2051	808	573
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	1,558	1,262
Roche Holdings, Inc. 1.93% 12/13/2028[2]	7,545	6,650
Roche Holdings, Inc. 2.076% 12/13/2031[2]	12,562	10,611
Roche Holdings, Inc. 2.607% 12/13/2051[2]	645	451
Shire PLC 3.20% 9/23/2026	13,588	12,936
Teva Pharmaceutical Finance Co. BV 2.80% 7/21/2023	260	257
Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025	45,000	45,968
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	68,853	62,379
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	26,824	26,859
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	46,666	31,138
UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,347
UnitedHealth Group, Inc. 4.00% 5/15/2029	2,231	2,184
UnitedHealth Group, Inc. 2.00% 5/15/2030	855	731
UnitedHealth Group, Inc. 4.20% 5/15/2032	2,739	2,686
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	1,026
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	865
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	431
UnitedHealth Group, Inc. 4.75% 5/15/2052	1,400	1,365
UnitedHealth Group, Inc. 4.95% 5/15/2062	294	287
UnitedHealth Group, Inc. 6.05% 2/15/2063	140	160
Zoetis, Inc. 5.60% 11/16/2032	1,735	1,852
		420,185
Consumer discretionary 3.91%
Allied Universal Holdco, LLC 4.625% 6/1/2028[2]	335	284
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,424
Amazon.com, Inc. 3.45% 4/13/2029	600	578
Amazon.com, Inc. 3.60% 4/13/2032	6,830	6,492
Amazon.com, Inc. 2.875% 5/12/2041	650	513
Amazon.com, Inc. 3.10% 5/12/2051	5,705	4,327
Amazon.com, Inc. 3.95% 4/13/2052	1,635	1,453
Amazon.com, Inc. 3.25% 5/12/2061	4,100	3,026
Amazon.com, Inc. 4.10% 4/13/2062	470	414
Atlas LuxCo 4 SARL 4.625% 6/1/2028[2]	255	214
Bath & Body Works, Inc. 6.875% 11/1/2035	740	668
Bayerische Motoren Werke AG 3.45% 4/1/2027[2]	1,075	1,034
Bayerische Motoren Werke AG 3.70% 4/1/2032[2]	1,350	1,254
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]	3,015	2,926
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	4,950	4,687
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]	1,750	1,697
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]	4,140	3,916
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]	3,975	3,431
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	9,625	7,957
Ford Motor Co. 2.90% 2/10/2029	1,065	883
Ford Motor Credit Company, LLC 5.125% 6/16/2025	3,870	3,794
Ford Motor Credit Company, LLC 4.271% 1/9/2027	18,542	17,290
Ford Motor Credit Company, LLC 4.125% 8/17/2027	39,080	35,860
Ford Motor Credit Company, LLC 3.815% 11/2/2027	3,790	3,402
American Funds Insurance Series — Page 150 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Company, LLC 7.35% 11/4/2027	USD 6,289	$6,494
Ford Motor Credit Company, LLC 5.113% 5/3/2029	4,205	3,954
Ford Motor Credit Company, LLC 7.35% 3/6/2030	6,298	6,478
General Motors Company 4.35% 4/9/2025	11,358	11,127
General Motors Company 6.125% 10/1/2025	23,743	24,206
General Motors Company 5.40% 10/15/2029	781	775
General Motors Company 5.40% 4/1/2048	5,200	4,472
General Motors Financial Co. 1.05% 3/8/2024	4,200	4,018
General Motors Financial Co. 1.50% 6/10/2026	6,712	5,977
General Motors Financial Co. 2.35% 2/26/2027	9,771	8,752
General Motors Financial Co. 2.40% 4/10/2028	13,909	12,154
General Motors Financial Co. 2.40% 10/15/2028	464	397
General Motors Financial Co. 3.60% 6/21/2030	465	408
General Motors Financial Co. 2.35% 1/8/2031	6,075	4,801
General Motors Financial Co. 2.70% 6/10/2031	5,495	4,407
Grand Canyon University 4.125% 10/1/2024	4,190	3,970
Hanesbrands, Inc. 9.00% 2/15/2031[2]	528	541
Home Depot, Inc. 2.95% 6/15/2029	4,641	4,290
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,805
Hyundai Capital America 1.25% 9/18/2023[2]	3,150	3,085
Hyundai Capital America 0.875% 6/14/2024[2]	380	360
Hyundai Capital America 3.40% 6/20/2024[2]	8,180	8,002
Hyundai Capital America 1.00% 9/17/2024[2]	2,750	2,579
Hyundai Capital America 2.65% 2/10/2025[2]	12,372	11,806
Hyundai Capital America 1.80% 10/15/2025[2]	13,274	12,183
Hyundai Capital America 1.30% 1/8/2026[2]	6,000	5,391
Hyundai Capital America 5.50% 3/30/2026[2]	705	707
Hyundai Capital America 1.50% 6/15/2026[2]	7,475	6,648
Hyundai Capital America 1.65% 9/17/2026[2]	7,275	6,444
Hyundai Capital America 3.00% 2/10/2027[2]	9,000	8,262
Hyundai Capital America 2.375% 10/15/2027[2]	7,543	6,673
Hyundai Capital America 1.80% 1/10/2028[2]	5,965	5,062
Hyundai Capital America 5.60% 3/30/2028[2]	1,385	1,388
Hyundai Capital America 2.00% 6/15/2028[2]	5,775	4,889
Hyundai Capital America 2.10% 9/15/2028[2]	3,010	2,546
Hyundai Capital America 5.80% 4/1/2030[2]	2,398	2,420
Hyundai Capital Services, Inc. 1.25% 2/8/2026[2]	3,695	3,320
KIA Corp. 2.375% 2/14/2025[2]	1,580	1,501
Marriott International, Inc. 5.75% 5/1/2025	190	191
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,483
Marriott International, Inc. 4.90% 4/15/2029	1,073	1,064
McDonald’s Corp. 2.125% 3/1/2030	2,482	2,148
McDonald’s Corp. 3.60% 7/1/2030	1,353	1,284
McDonald’s Corp. 4.60% 9/9/2032	732	741
McDonald’s Corp. 4.45% 3/1/2047	3,535	3,242
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,357
McDonald’s Corp. 5.15% 9/9/2052	730	743
Meituan Dianping 3.05% 10/28/2030[2]	3,200	2,568
Nissan Motor Co., Ltd. 3.043% 9/15/2023[2]	240	237
Nissan Motor Co., Ltd. 3.522% 9/17/2025[2]	800	758
Nissan Motor Co., Ltd. 2.00% 3/9/2026[2]	12,000	10,642
Nissan Motor Co., Ltd. 2.75% 3/9/2028[2]	10,607	8,978
Nissan Motor Co., Ltd. 4.81% 9/17/2030[2]	14,142	12,815
Sands China, Ltd. 2.80% 3/8/2027[1]	2,368	2,034
American Funds Insurance Series — Page 151 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Starbucks Corp. 3.75% 12/1/2047	USD 3,785	$3,050
Stellantis Finance US, Inc. 1.711% 1/29/2027[2]	5,486	4,857
Stellantis Finance US, Inc. 5.625% 1/12/2028[2]	825	845
Stellantis Finance US, Inc. 2.691% 9/15/2031[2]	5,119	4,139
Stellantis Finance US, Inc. 6.375% 9/12/2032[2]	10,707	11,238
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,667
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[2]	15,000	14,894
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[2]	546	528
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[2]	2,636	2,548
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[2]	2,550	2,200
Wyndham Destinations, Inc. 6.625% 7/31/2026[2]	675	678
Wynn Resorts Finance, LLC 5.125% 10/1/2029[2]	410	373
		416,118
Communication services 3.18%
AT&T, Inc. 1.70% 3/25/2026	19,000	17,489
AT&T, Inc. 1.65% 2/1/2028	4,700	4,131
AT&T, Inc. 4.30% 2/15/2030	15,940	15,495
AT&T, Inc. 2.55% 12/1/2033	15,003	12,076
AT&T, Inc. 3.50% 9/15/2053	19,935	14,499
CCO Holdings, LLC 5.125% 5/1/2027[2]	4,800	4,542
CCO Holdings, LLC 4.75% 2/1/2032[2]	1,265	1,064
CCO Holdings, LLC 4.25% 1/15/2034[2]	3,875	3,035
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 1/15/2029	1,351	1,127
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031	6,783	5,463
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033	1,947	1,729
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.75% 4/1/2048	5,000	4,320
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 4/1/2053	835	678
CenturyLink, Inc. 4.00% 2/15/2027[2]	6,756	4,465
Comcast Corp. 3.15% 2/15/2028	7,200	6,836
Comcast Corp. 4.65% 2/15/2033	711	715
Comcast Corp. 4.00% 3/1/2048	5,000	4,239
Comcast Corp. 2.887% 11/1/2051	554	379
Meta Platforms, Inc. 4.45% 8/15/2052	3,775	3,325
Netflix, Inc. 4.875% 4/15/2028	23,259	23,164
Netflix, Inc. 5.875% 11/15/2028	29,921	31,517
Netflix, Inc. 6.375% 5/15/2029	5,078	5,442
Netflix, Inc. 5.375% 11/15/2029[2]	15,600	15,863
Netflix, Inc. 4.875% 6/15/2030[2]	18,665	18,601
News Corp. 5.125% 2/15/2032[2]	1,300	1,221
SBA Tower Trust 1.631% 11/15/2026[2]	6,741	5,912
Sirius XM Radio, Inc. 4.00% 7/15/2028[2]	675	581
Sprint Corp. 7.625% 2/15/2025	6,665	6,917
Tencent Holdings, Ltd. 2.39% 6/3/2030[2]	10,000	8,476
T-Mobile US, Inc. 3.50% 4/15/2025	3,275	3,185
T-Mobile US, Inc. 2.25% 2/15/2026	2,388	2,223
T-Mobile US, Inc. 2.625% 4/15/2026	9,691	9,054
T-Mobile US, Inc. 3.75% 4/15/2027	5,000	4,810
T-Mobile US, Inc. 4.95% 3/15/2028	705	712
T-Mobile US, Inc. 2.625% 2/15/2029	3,117	2,749
T-Mobile US, Inc. 2.40% 3/15/2029	1,224	1,067
T-Mobile US, Inc. 3.875% 4/15/2030	4,500	4,226
T-Mobile US, Inc. 2.875% 2/15/2031	17,956	15,509
T-Mobile US, Inc. 3.00% 2/15/2041	2,100	1,559
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 3.40% 10/15/2052	USD 12,280	$8,854
Verizon Communications, Inc. 4.329% 9/21/2028	1,539	1,522
Verizon Communications, Inc. 1.75% 1/20/2031	15,450	12,469
Verizon Communications, Inc. 2.55% 3/21/2031	7,535	6,422
Verizon Communications, Inc. 2.355% 3/15/2032	2,815	2,311
Verizon Communications, Inc. 3.40% 3/22/2041	1,085	864
Verizon Communications, Inc. 2.875% 11/20/2050	3,000	1,998
Verizon Communications, Inc. 3.55% 3/22/2051	1,520	1,162
Verizon Communications, Inc. 3.875% 3/1/2052	3,155	2,556
Vodafone Group PLC 4.25% 9/17/2050	3,050	2,496
WarnerMedia Holdings, Inc. 3.428% 3/15/2024[2]	6,552	6,403
WarnerMedia Holdings, Inc. 3.638% 3/15/2025[2]	3,056	2,954
WarnerMedia Holdings, Inc. 3.755% 3/15/2027[2]	7,031	6,627
WarnerMedia Holdings, Inc. 4.054% 3/15/2029[2]	1,316	1,225
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[2]	2,512	2,245
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[2]	1,127	944
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[2]	7,526	6,106
WarnerMedia Holdings, Inc. 5.391% 3/15/2062[2]	1,007	815
ZipRecruiter, Inc. 5.00% 1/15/2030[2]	1,500	1,284
		337,652
Industrials 3.17%
ADT Security Corp. 4.125% 8/1/2029[2]	510	455
Air Lease Corp. 0.80% 8/18/2024	3,175	2,963
Air Lease Corp. 2.875% 1/15/2026	10,172	9,491
Air Lease Corp. 2.20% 1/15/2027	4,341	3,850
Air Lease Corp. 5.30% 2/1/2028	3,725	3,679
Air Lease Corp. 2.10% 9/1/2028	2,450	2,044
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[2]	12,514	12,184
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[2]	8,333	7,415
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[2]	3,302	3,108
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[2]	8,000	7,107
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[2]	2,142	1,815
BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[1]	1,680	1,589
Boeing Company 4.508% 5/1/2023	11,358	11,354
Boeing Company 1.95% 2/1/2024	5,646	5,483
Boeing Company 2.80% 3/1/2024	500	488
Boeing Company 4.875% 5/1/2025	32,512	32,462
Boeing Company 2.75% 2/1/2026	18,384	17,455
Boeing Company 2.196% 2/4/2026	18,411	17,090
Boeing Company 3.10% 5/1/2026	649	615
Boeing Company 2.70% 2/1/2027	6,473	5,967
Boeing Company 5.04% 5/1/2027	14,350	14,464
Boeing Company 3.25% 2/1/2028	11,379	10,609
Boeing Company 3.25% 3/1/2028	1,925	1,777
Boeing Company 5.15% 5/1/2030	42,874	43,164
Boeing Company 3.625% 2/1/2031	877	804
Boeing Company 3.90% 5/1/2049	1,411	1,068
Boeing Company 5.805% 5/1/2050	4,122	4,155
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	1,982	1,798
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	2,421	2,097
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041	679	544
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	2,286	1,640
Carrier Global Corp. 3.377% 4/5/2040	14,710	11,713
American Funds Insurance Series — Page 153 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CSX Corp. 4.10% 11/15/2032	USD 6,195	$5,975
CSX Corp. 4.50% 11/15/2052	6,670	6,115
Dun & Bradstreet Corp. 5.00% 12/15/2029[2]	2,798	2,426
Eaton Corp. 4.15% 3/15/2033	1,518	1,469
Eaton Corp. 4.70% 8/23/2052	535	515
General Dynamics Corp. 3.75% 5/15/2028	479	468
General Dynamics Corp. 3.625% 4/1/2030	387	371
Mexico City Airport Trust 5.50% 10/31/2046	1,959	1,510
Mexico City Airport Trust 5.50% 7/31/2047	5,909	4,556
Mexico City Airport Trust 5.50% 7/31/2047[2]	1,132	873
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[2]	2,690	2,546
Norfolk Southern Corp. 4.45% 3/1/2033	335	326
Norfolk Southern Corp. 4.55% 6/1/2053	2,359	2,126
Northrop Grumman Corp. 3.25% 1/15/2028	10,845	10,309
Northrop Grumman Corp. 4.70% 3/15/2033	5,805	5,868
Northrop Grumman Corp. 4.95% 3/15/2053	2,459	2,455
Raytheon Technologies Corp. 1.90% 9/1/2031	3,087	2,522
Raytheon Technologies Corp. 2.375% 3/15/2032	451	380
Raytheon Technologies Corp. 5.15% 2/27/2033	3,359	3,498
Raytheon Technologies Corp. 2.82% 9/1/2051	665	462
Raytheon Technologies Corp. 3.03% 3/15/2052	1,190	863
Raytheon Technologies Corp. 5.375% 2/27/2053	495	522
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,351
Republic Services, Inc. 5.00% 4/1/2034	477	486
Spirit AeroSystems, Inc. 9.375% 11/30/2029[2]	503	550
Summit Digitel Infrastructure Private, Ltd. 2.875% 8/12/2031[2]	2,550	1,993
Triton Container International, Ltd. 1.15% 6/7/2024[2]	1,609	1,514
Triton Container International, Ltd. 3.15% 6/15/2031[2]	2,482	1,976
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,051
Union Pacific Corp. 2.40% 2/5/2030	4,454	3,921
Union Pacific Corp. 2.375% 5/20/2031	2,298	1,985
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,608
Union Pacific Corp. 3.375% 2/14/2042	530	438
Union Pacific Corp. 3.25% 2/5/2050	7,000	5,337
Union Pacific Corp. 2.95% 3/10/2052	1,405	1,003
United Rentals, Inc. 5.50% 5/15/2027	2,500	2,479
United Technologies Corp. 3.125% 5/4/2027	4,551	4,320
United Technologies Corp. 4.125% 11/16/2028	4,974	4,907
Waste Management, Inc. 1.50% 3/15/2031	815	651
Waste Management, Inc. 4.15% 4/15/2032	1,340	1,300
		337,472
Energy 2.70%
Antero Resources Corp. 5.375% 3/1/2030[2]	280	261
Apache Corp. 4.625% 11/15/2025	645	623
Apache Corp. 4.25% 1/15/2030	2,465	2,252
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,029
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	705
Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,770
Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,234
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,453
Cenovus Energy, Inc. 5.25% 6/15/2037	770	728
Cenovus Energy, Inc. 5.40% 6/15/2047	14,816	13,804
Cenovus Energy, Inc. 3.75% 2/15/2052	594	433
American Funds Insurance Series — Page 154 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Cheniere Energy Partners, LP 3.25% 1/31/2032	USD 937	$775
Chevron Corp. 2.954% 5/16/2026	3,365	3,242
Chevron Corp. 3.078% 5/11/2050	692	525
ConocoPhillips 3.80% 3/15/2052	466	387
Devon Energy Corp. 4.50% 1/15/2030	5,197	4,968
DT Midstream, Inc. 4.125% 6/15/2029[2]	555	487
Ecopetrol SA 4.625% 11/2/2031	270	208
Ecopetrol SA 8.875% 1/13/2033	15,110	15,306
Ecopetrol SA 5.875% 5/28/2045	452	314
Enbridge, Inc. 4.00% 10/1/2023	1,500	1,489
Energy Transfer Partners, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]	500	374
Energy Transfer Partners, LP 8.892% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[1]	7,850	6,992
Enterprise Products Operating, LLC 5.35% 1/31/2033	3,087	3,201
EQT Corp. 5.70% 4/1/2028	1,223	1,223
EQT Corp. 7.25% 2/1/2030[1]	7,500	7,857
Equinor ASA 3.625% 9/10/2028	4,928	4,802
Equinor ASA 3.125% 4/6/2030	20,000	18,764
Equinor ASA 3.25% 11/18/2049	5,687	4,392
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,492
Exxon Mobil Corp. 2.61% 10/15/2030	1,040	935
Kinder Morgan, Inc. 5.20% 6/1/2033	3,256	3,237
Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	5,058
Odebrecht Drilling Norbe 7.35% PIK 12/1/2026[2,5]	40	22
Odebrecht Drilling Norbe 0% perpetual bonds[2]	1,150	1
Oleoducto Central SA 4.00% 7/14/2027[2]	1,715	1,468
Oleoducto Central SA 4.00% 7/14/2027	350	300
Petróleos Mexicanos 4.875% 1/18/2024	1,563	1,543
Petróleos Mexicanos 6.875% 10/16/2025	5,000	4,951
Petróleos Mexicanos 6.875% 8/4/2026	24,876	23,639
Petróleos Mexicanos 6.49% 1/23/2027	20,653	18,744
Petróleos Mexicanos 6.50% 3/13/2027	31,829	28,954
Petróleos Mexicanos 6.50% 1/23/2029	3,139	2,701
Petróleos Mexicanos 8.75% 6/2/2029	5,805	5,404
Petróleos Mexicanos 5.95% 1/28/2031	847	649
Petróleos Mexicanos 6.70% 2/16/2032	11,318	9,018
Qatar Energy 2.25% 7/12/2031[2]	22,020	18,738
Qatar Energy 3.125% 7/12/2041[2]	7,310	5,725
Qatar Energy 3.30% 7/12/2051[2]	2,185	1,634
SA Global Sukuk, Ltd. 1.602% 6/17/2026[2]	7,645	7,000
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	5,148	5,162
Shell International Finance BV 3.875% 11/13/2028	9,410	9,284
Shell International Finance BV 2.75% 4/6/2030	1,186	1,082
Southwestern Energy Co. 5.70% 1/23/2025[1]	495	496
Total Capital Canada, Ltd. 2.75% 7/15/2023	2,140	2,126
Total Capital International 3.455% 2/19/2029	885	845
TransCanada PipeLines, Ltd. 4.10% 4/15/2030	1,578	1,481
Western Midstream Operating, LP 3.35% 2/1/2025[1]	2,782	2,659
Western Midstream Operating, LP 4.30% 2/1/2030[1]	2,202	2,007
Western Midstream Operating, LP 6.15% 4/1/2033	330	335
Western Midstream Operating, LP 5.50% 2/1/2050[1]	3,079	2,617
American Funds Insurance Series — Page 155 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners, LP 4.50% 11/15/2023	USD 500	$498
Williams Partners, LP 4.30% 3/4/2024	595	589
		286,992
Consumer staples 1.56%
7-Eleven, Inc. 1.80% 2/10/2031[2]	2,923	2,318
7-Eleven, Inc. 2.80% 2/10/2051[2]	5,000	3,221
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,552
Altria Group, Inc. 4.50% 5/2/2043	1,585	1,270
Altria Group, Inc. 5.95% 2/14/2049	5,312	5,034
Anheuser-Busch InBev NV 4.75% 1/23/2029	7,500	7,663
Anheuser-Busch InBev NV 5.55% 1/23/2049	4,715	5,062
Anheuser-Busch InBev NV 4.50% 6/1/2050	1,355	1,271
British American Tobacco International Finance PLC 3.95% 6/15/2025[2]	16,879	16,421
British American Tobacco International Finance PLC 1.668% 3/25/2026	4,070	3,706
British American Tobacco PLC 3.557% 8/15/2027	9,561	8,895
British American Tobacco PLC 4.448% 3/16/2028	2,925	2,783
British American Tobacco PLC 2.259% 3/25/2028	4,348	3,731
British American Tobacco PLC 4.742% 3/16/2032	2,675	2,487
British American Tobacco PLC 4.39% 8/15/2037	1,008	823
British American Tobacco PLC 4.54% 8/15/2047	11,961	8,923
British American Tobacco PLC 4.758% 9/6/2049	17,583	13,513
British American Tobacco PLC 5.65% 3/16/2052	430	378
Conagra Brands, Inc. 5.30% 11/1/2038	436	427
Conagra Brands, Inc. 5.40% 11/1/2048	37	36
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,220
Constellation Brands, Inc. 4.35% 5/9/2027	890	878
Constellation Brands, Inc. 2.875% 5/1/2030	620	544
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,223
Constellation Brands, Inc. 4.75% 5/9/2032	2,284	2,258
Imperial Tobacco Finance PLC 6.125% 7/27/2027[2]	1,605	1,648
JBS USA Lux SA 2.50% 1/15/2027[2]	3,880	3,450
JBS USA Lux SA 3.00% 2/2/2029[2]	2,709	2,315
JBS USA Lux SA 5.50% 1/15/2030[2]	435	416
JBS USA Lux SA 3.625% 1/15/2032[2]	1,430	1,187
JBS USA Lux SA 3.00% 5/15/2032[2]	3,430	2,690
JBS USA Lux SA 5.75% 4/1/2033[2]	7,368	7,055
Kraft Heinz Company 4.875% 10/1/2049	2,725	2,535
PepsiCo, Inc. 1.95% 10/21/2031	6,354	5,369
Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,528
Philip Morris International, Inc. 5.125% 2/15/2030	982	995
Philip Morris International, Inc. 5.375% 2/15/2033	2,435	2,489
Philip Morris International, Inc. 4.125% 3/4/2043	4,117	3,363
Philip Morris International, Inc. 4.875% 11/15/2043	5,433	4,939
PT Indofood CBP Sukses Makmur Tbk 3.398% 6/9/2031	3,110	2,597
PT Indofood CBP Sukses Makmur Tbk 4.745% 6/9/2051	685	497
Reynolds American, Inc. 4.45% 6/12/2025	14,570	14,315
Reynolds American, Inc. 5.85% 8/15/2045	1,688	1,524
Wal-Mart Stores, Inc. 4.15% 9/9/2032	570	575
Wal-Mart Stores, Inc. 4.50% 9/9/2052	480	480
		165,604
American Funds Insurance Series — Page 156 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 0.67%	Principal amount (000)	Value (000)
Analog Devices, Inc. 2.80% 10/1/2041	USD 521	$398
Apple, Inc. 3.35% 8/8/2032	320	302
Apple, Inc. 2.70% 8/5/2051	7,080	4,995
Apple, Inc. 3.95% 8/8/2052	3,335	2,994
Broadcom Corp. 3.875% 1/15/2027	6,797	6,575
Broadcom, Inc. 4.00% 4/15/2029[2]	1,470	1,376
Broadcom, Inc. 4.15% 4/15/2032[2]	2,270	2,070
Broadcom, Inc. 3.469% 4/15/2034[2]	29,167	23,976
Broadcom, Inc. 3.137% 11/15/2035[2]	1,109	854
Broadcom, Inc. 3.187% 11/15/2036[2]	3,051	2,315
Intel Corp. 4.875% 2/10/2028	332	337
Intel Corp. 5.20% 2/10/2033	3,221	3,282
Intel Corp. 5.625% 2/10/2043	430	441
Intel Corp. 5.70% 2/10/2053	376	384
Intel Corp. 5.90% 2/10/2063	425	438
Oracle Corp. 1.65% 3/25/2026	4,867	4,473
Oracle Corp. 2.30% 3/25/2028	6,875	6,155
Oracle Corp. 3.95% 3/25/2051	4,359	3,287
salesforce.com, inc. 1.95% 7/15/2031	3,775	3,163
salesforce.com, inc. 2.70% 7/15/2041	875	658
salesforce.com, inc. 2.90% 7/15/2051	2,012	1,429
VeriSign, Inc. 2.70% 6/15/2031	1,494	1,268
		71,170
Real estate 0.66%
American Tower Corp. 3.65% 3/15/2027	1,375	1,307
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[2]	395	319
Corporate Office Properties, LP 2.00% 1/15/2029	1,139	887
Corporate Office Properties, LP 2.75% 4/15/2031	1,547	1,148
Corporate Office Properties, LP 2.90% 12/1/2033	564	394
Crown Castle, Inc. 5.00% 1/11/2028	4,922	4,964
Equinix, Inc. 2.90% 11/18/2026	3,287	3,059
Equinix, Inc. 3.20% 11/18/2029	2,761	2,466
Equinix, Inc. 2.50% 5/15/2031	5,155	4,248
Equinix, Inc. 3.90% 4/15/2032	1,155	1,051
Equinix, Inc. 3.40% 2/15/2052	1,136	799
Extra Space Storage, LP 5.70% 4/1/2028	793	799
Extra Space Storage, LP 2.35% 3/15/2032	438	345
FibraSOMA 4.375% 7/22/2031[2]	1,475	1,091
Hospitality Properties Trust 4.50% 3/15/2025	855	787
Hospitality Properties Trust 3.95% 1/15/2028	1,710	1,337
Howard Hughes Corp. 4.375% 2/1/2031[2]	675	544
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	767	644
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,333	1,024
Iron Mountain, Inc. 4.875% 9/15/2027[2]	1,605	1,519
Iron Mountain, Inc. 5.25% 3/15/2028[2]	3,500	3,339
Iron Mountain, Inc. 5.25% 7/15/2030[2]	675	609
Omega Healthcare Investors, Inc. 4.375% 8/1/2023	186	185
Piedmont Operating Partnership, LP 4.45% 3/15/2024	1,000	946
Prologis, LP 4.75% 6/15/2033	2,750	2,735
Prologis, LP 5.25% 6/15/2053	117	117
Public Storage 2.30% 5/1/2031	3,195	2,682
Scentre Group 3.50% 2/12/2025[2]	4,015	3,893
Sun Communities Operating, LP 2.70% 7/15/2031	3,725	3,017
American Funds Insurance Series — Page 157 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
VICI Properties, LP 4.375% 5/15/2025	USD 670	$649
VICI Properties, LP 4.75% 2/15/2028	6,844	6,494
VICI Properties, LP 4.95% 2/15/2030	5,515	5,181
VICI Properties, LP 5.125% 5/15/2032	11,766	11,096
VICI Properties, LP 5.625% 5/15/2052	550	496
		70,171
Materials 0.23%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,238
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	1,225	1,234
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	3,330	3,374
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	1,054	1,076
Braskem Netherlands Finance BV 7.25% 2/13/2033[2]	700	673
Celanese US Holdings, LLC 6.165% 7/15/2027	2,875	2,895
Celanese US Holdings, LLC 6.33% 7/15/2029	297	301
Celanese US Holdings, LLC 6.379% 7/15/2032	2,200	2,233
Corp. Nacional Del Cobre De Chile 5.125% 2/2/2033[2]	1,060	1,072
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]	3,156	2,535
Methanex Corp. 5.125% 10/15/2027	510	481
Nova Chemicals Corp. 4.25% 5/15/2029[2]	425	348
Nutrien, Ltd. 4.90% 3/27/2028	567	567
Nutrien, Ltd. 5.80% 3/27/2053	402	415
OCI NV 6.70% 3/16/2033[2]	1,624	1,622
POSCO 5.75% 1/17/2028[2]	745	769
Rio Tinto Finance (USA) PLC 5.00% 3/9/2033	440	453
Rio Tinto Finance (USA) PLC 5.125% 3/9/2053	470	485
South32 Treasury, Ltd. 4.35% 4/14/2032[2]	1,384	1,235
		24,006
Municipals 0.01%
Aeropuerto International de Tocume SA 4.00% 8/11/2041[2]	730	584
Aeropuerto International de Tocume SA 5.125% 8/11/2061[2]	565	440
		1,024
Total corporate bonds, notes & loans		3,659,223
U.S. Treasury bonds & notes 28.96% U.S. Treasury 25.32%
U.S. Treasury 0.125% 5/31/2023	39,035	38,754
U.S. Treasury 2.25% 12/31/2023	24,768	24,324
U.S. Treasury 1.50% 2/29/2024	9,807	9,533
U.S. Treasury 2.50% 4/30/2024	22,390	21,898
U.S. Treasury 0.375% 9/15/2024	15,740	14,877
U.S. Treasury 4.50% 11/30/2024	117,130	117,605
U.S. Treasury 4.25% 12/31/2024	27,867	27,897
U.S. Treasury 4.625% 2/28/2025	655,370	661,791
U.S. Treasury 3.00% 7/15/2025	97,643	95,580
U.S. Treasury 0.375% 12/31/2025	44,080	40,194
U.S. Treasury 0.375% 1/31/2026	34,600	31,423
U.S. Treasury 4.00% 2/15/2026	16,773	16,844
U.S. Treasury 4.625% 3/15/2026	677	692
U.S. Treasury 0.75% 5/31/2026	21,890	19,919
U.S. Treasury 0.75% 8/31/2026	26,766	24,204
U.S. Treasury 1.375% 8/31/2026	45,000	41,560
American Funds Insurance Series — Page 158 of 262

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2/28/2027	USD 4,000	$3,734
U.S. Treasury 2.75% 4/30/2027	11,500	11,087
U.S. Treasury 2.25% 11/15/2027[6]	105,830	99,603
U.S. Treasury 6.125% 11/15/2027	24,000	26,537
U.S. Treasury 4.00% 2/29/2028	28,407	28,919
U.S. Treasury 3.875% 12/31/2029	423,720	431,369
U.S. Treasury 4.00% 2/28/2030	38,255	39,269
U.S. Treasury 1.625% 5/15/2031	1,630	1,417
U.S. Treasury 4.125% 11/15/2032	214	225
U.S. Treasury 3.50% 2/15/2033	70,722	70,832
U.S. Treasury 4.25% 5/15/2039	105,175	113,601
U.S. Treasury 1.125% 5/15/2040	124,213	82,779
U.S. Treasury 1.375% 11/15/2040	40,000	27,564
U.S. Treasury 1.875% 2/15/2041	36,900	27,626
U.S. Treasury 2.00% 11/15/2041	247	187
U.S. Treasury 2.375% 2/15/2042	3,271	2,631
U.S. Treasury 3.875% 2/15/2043	15,730	15,869
U.S. Treasury 3.00% 2/15/2049	123,340	108,099
U.S. Treasury 2.875% 5/15/2049	290	248
U.S. Treasury 1.875% 11/15/2051	4,670	3,182
U.S. Treasury 2.875% 5/15/2052	990	847
U.S. Treasury 4.00% 11/15/2052[6]	385,666	409,343
		2,692,063
U.S. Treasury inflation-protected securities 3.64%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[7]	— [8]	— [8]
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[7]	66,222	65,003
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[7]	19,041	18,609
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	26,673	25,884
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]	60,397	59,155
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	5,636	5,419
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	54,936	52,377
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[7]	86,175	83,327
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[7]	5,351	5,460
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[6,7]	54,528	52,710
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	6,141	4,254
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[7]	183	127
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	14,205	14,363
		386,688
Total U.S. Treasury bonds & notes		3,078,751
Mortgage-backed obligations 24.59% Federal agency mortgage-backed obligations 22.10%
Fannie Mae Pool #254764 5.50% 6/1/2023[9]	— [8]	— [8]
Fannie Mae Pool #AB1068 4.50% 5/1/2025[9]	28	28
Fannie Mae Pool #256133 4.50% 1/1/2026[9]	28	28
Fannie Mae Pool #AR3058 3.00% 1/1/2028[9]	71	69
Fannie Mae Pool #AS8018 3.00% 9/1/2031[9]	41	40
Fannie Mae Pool #BM4741 3.00% 4/1/2032[9]	26	25
Fannie Mae Pool #913966 6.00% 2/1/2037[9]	34	36
Fannie Mae Pool #945680 6.00% 9/1/2037[9]	414	433
Fannie Mae Pool #924866 3.765% 10/1/2037[3,9]	143	138
Fannie Mae Pool #988588 5.50% 8/1/2038[9]	183	190
American Funds Insurance Series — Page 159 of 262

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #889982 5.50% 11/1/2038[9]	USD 885	$920
Fannie Mae Pool #AB1297 5.00% 8/1/2040[9]	189	193
Fannie Mae Pool #AH8144 5.00% 4/1/2041[9]	798	810
Fannie Mae Pool #AH9479 5.00% 4/1/2041[9]	747	764
Fannie Mae Pool #AI1862 5.00% 5/1/2041[9]	925	945
Fannie Mae Pool #AI3510 5.00% 6/1/2041[9]	485	496
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[9]	437	447
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[9]	318	325
Fannie Mae Pool #MA4501 2.00% 12/1/2041[9]	9,823	8,418
Fannie Mae Pool #MA4540 2.00% 2/1/2042[9]	2,582	2,222
Fannie Mae Pool #AZ3904 4.00% 5/1/2045[9]	41	40
Fannie Mae Pool #FM9416 3.50% 7/1/2045[9]	2,760	2,610
Fannie Mae Pool #AL8522 3.50% 5/1/2046[9]	879	831
Fannie Mae Pool #BD1968 4.00% 7/1/2046[9]	786	766
Fannie Mae Pool #BD5477 4.00% 7/1/2046[9]	136	134
Fannie Mae Pool #BE0592 4.00% 11/1/2046[9]	311	299
Fannie Mae Pool #MA3058 4.00% 7/1/2047[9]	41	40
Fannie Mae Pool #CA0770 3.50% 11/1/2047[9]	4,614	4,362
Fannie Mae Pool #CA0706 4.00% 11/1/2047[9]	90	87
Fannie Mae Pool #BM4413 4.50% 12/1/2047[9]	2,761	2,755
Fannie Mae Pool #CA1189 3.50% 2/1/2048[9]	1,343	1,269
Fannie Mae Pool #BJ5749 4.00% 5/1/2048[9]	16	16
Fannie Mae Pool #BF0293 3.00% 7/1/2048[9]	6,754	6,137
Fannie Mae Pool #BF0318 3.50% 8/1/2048[9]	5,457	5,138
Fannie Mae Pool #FM4891 3.50% 10/1/2048[9]	20,452	19,329
Fannie Mae Pool #BM4676 4.00% 10/1/2048[9]	13	12
Fannie Mae Pool #FM3280 3.50% 5/1/2049[9]	722	683
Fannie Mae Pool #CA3807 3.00% 7/1/2049[9]	1,372	1,253
Fannie Mae Pool #CA3806 3.00% 7/1/2049[9]	898	823
Fannie Mae Pool #FM1262 4.00% 7/1/2049[9]	22,263	21,644
Fannie Mae Pool #FM0007 3.50% 9/1/2049[9]	15,235	14,314
Fannie Mae Pool #FM1589 3.50% 9/1/2049[9]	4,326	4,064
Fannie Mae Pool #FM1954 3.50% 11/1/2049[9]	6,743	6,334
Fannie Mae Pool #CA5968 2.50% 6/1/2050[9]	6,065	5,302
Fannie Mae Pool #FM5507 3.00% 7/1/2050[9]	18,446	16,888
Fannie Mae Pool #CA6309 3.00% 7/1/2050[9]	6,557	5,992
Fannie Mae Pool #BP6715 2.00% 9/1/2050[9]	1	1
Fannie Mae Pool #FM4256 2.50% 9/1/2050[9]	3,236	2,838
Fannie Mae Pool #CA7028 2.50% 9/1/2050[9]	1,093	959
Fannie Mae Pool #CA7325 2.00% 10/1/2050[9]	5,048	4,238
Fannie Mae Pool #CA7257 2.50% 10/1/2050[9]	306	268
Fannie Mae Pool #CA7599 2.50% 11/1/2050[9]	7,367	6,456
Fannie Mae Pool #FM4897 3.00% 11/1/2050[9]	18,590	17,025
Fannie Mae Pool #MA4208 2.00% 12/1/2050[9]	12,591	10,459
Fannie Mae Pool #MA4237 2.00% 1/1/2051[9]	36,462	30,287
Fannie Mae Pool #CA8828 2.50% 2/1/2051[9]	6,203	5,425
Fannie Mae Pool #FM6548 2.00% 3/1/2051[9]	4,999	4,196
Fannie Mae Pool #CB0290 2.00% 4/1/2051[9]	21,408	17,776
Fannie Mae Pool #MA4305 2.00% 4/1/2051[9]	33	27
Fannie Mae Pool #BR1035 2.00% 5/1/2051[9]	19	16
Fannie Mae Pool #FM7510 3.00% 6/1/2051[9]	241	217
Fannie Mae Pool #FM7900 2.50% 7/1/2051[9]	526	459
Fannie Mae Pool #FM8442 2.50% 8/1/2051[9]	8,964	7,738
Fannie Mae Pool #CB1304 3.00% 8/1/2051[9]	1,628	1,480
American Funds Insurance Series — Page 160 of 262

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB1527 2.50% 9/1/2051[9]	USD 1,239	$1,070
Fannie Mae Pool #FS0965 2.00% 11/1/2051[9]	154	128
Fannie Mae Pool #CB2787 3.50% 12/1/2051[9]	27	25
Fannie Mae Pool #BV3076 2.00% 2/1/2052[9]	20,641	17,114
Fannie Mae Pool #CB2765 2.00% 2/1/2052[9]	6,776	5,660
Fannie Mae Pool #FS0647 3.00% 2/1/2052[9]	40,422	36,852
Fannie Mae Pool #FS1655 4.00% 4/1/2052[9]	336	322
Fannie Mae Pool #CB3597 3.50% 5/1/2052[9]	500	465
Fannie Mae Pool #FS3539 3.50% 7/1/2052[9]	1,995	1,856
Fannie Mae Pool #BW8497 4.50% 9/1/2052[9]	64	64
Fannie Mae Pool #BX0097 4.50% 10/1/2052[9]	2,983	2,941
Fannie Mae Pool #MA4820 6.50% 10/1/2052[9]	273	283
Fannie Mae Pool #BX1132 4.50% 11/1/2052[9]	1,000	982
Fannie Mae Pool #CB5778 6.00% 12/1/2052[9]	50	51
Fannie Mae Pool #MA4895 6.50% 1/1/2053[9]	6,516	6,731
Fannie Mae Pool #MA4916 4.00% 2/1/2053[9]	1,365	1,307
Fannie Mae Pool #MA4920 6.00% 2/1/2053[9]	13,000	13,282
Fannie Mae Pool #MA4977 4.50% 4/1/2053[9]	755	740
Fannie Mae Pool #BF0145 3.50% 3/1/2057[9]	11,635	10,883
Fannie Mae Pool #BF0264 3.50% 5/1/2058[9]	8,847	8,309
Fannie Mae Pool #BF0332 3.00% 1/1/2059[9]	18,953	17,078
Fannie Mae Pool #BF0497 3.00% 7/1/2060[9]	21,972	19,678
Fannie Mae Pool #BF0585 4.50% 12/1/2061[9]	1,303	1,282
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[3,9]	— [8]	— [8]
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[9]	6	7
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[9]	17	18
Fannie Mae, Series 2002-W1, Class 2A, 4.866% 2/25/2042[3,9]	21	20
Freddie Mac Pool #ZS8507 3.00% 11/1/2028[9]	105	102
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[9]	2,269	2,203
Freddie Mac Pool #A15120 5.50% 10/1/2033[9]	50	51
Freddie Mac Pool #QN1073 3.00% 12/1/2034[9]	43	41
Freddie Mac Pool #G05196 5.50% 10/1/2038[9]	49	50
Freddie Mac Pool #G05267 5.50% 12/1/2038[9]	36	37
Freddie Mac Pool #G06020 5.50% 12/1/2039[9]	70	73
Freddie Mac Pool #G05860 5.50% 2/1/2040[9]	256	267
Freddie Mac Pool #A93948 4.50% 9/1/2040[9]	155	156
Freddie Mac Pool #G06868 4.50% 4/1/2041[9]	173	174
Freddie Mac Pool #G06841 5.50% 6/1/2041[9]	401	417
Freddie Mac Pool #RB5138 2.00% 12/1/2041[9]	2,583	2,209
Freddie Mac Pool #RB5145 2.00% 2/1/2042[9]	2,527	2,175
Freddie Mac Pool #RB5148 2.00% 3/1/2042[9]	5,411	4,641
Freddie Mac Pool #Z40130 3.00% 1/1/2046[9]	20,234	18,559
Freddie Mac Pool #ZT2100 3.00% 4/1/2047[9]	107	98
Freddie Mac Pool #G08789 4.00% 11/1/2047[9]	612	598
Freddie Mac Pool #G61733 3.00% 12/1/2047[9]	5,056	4,639
Freddie Mac Pool #G67709 3.50% 3/1/2048[9]	13,155	12,462
Freddie Mac Pool #G61628 3.50% 9/1/2048[9]	328	310
Freddie Mac Pool #Q58494 4.00% 9/1/2048[9]	1,265	1,231
Freddie Mac Pool #ZN4842 3.50% 4/1/2049[9]	746	702
Freddie Mac Pool #RA1369 3.50% 9/1/2049[9]	1,972	1,853
Freddie Mac Pool #SD7508 3.50% 10/1/2049[9]	10,744	10,118
Freddie Mac Pool #QA4673 3.00% 11/1/2049[9]	29,066	26,520
Freddie Mac Pool #QB1368 2.50% 7/1/2050[9]	5,817	5,100
Freddie Mac Pool #SD8090 2.00% 9/1/2050[9]	1,345	1,118
American Funds Insurance Series — Page 161 of 262

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7525 2.50% 10/1/2050[9]	USD 7,317	$6,416
Freddie Mac Pool #SD8106 2.00% 11/1/2050[9]	2,798	2,325
Freddie Mac Pool #SD8128 2.00% 2/1/2051[9]	113	94
Freddie Mac Pool #SD8134 2.00% 3/1/2051[9]	82,328	68,353
Freddie Mac Pool #RA5288 2.00% 5/1/2051[9]	2,872	2,388
Freddie Mac Pool #SD1852 2.50% 6/1/2051[9]	13,619	11,758
Freddie Mac Pool #QC2817 2.50% 6/1/2051[9]	2,772	2,415
Freddie Mac Pool #SD7544 3.00% 7/1/2051[9]	7,080	6,445
Freddie Mac Pool #SD0734 3.00% 10/1/2051[9]	2,132	1,935
Freddie Mac Pool #SD1385 2.50% 11/1/2051[9]	1,652	1,443
Freddie Mac Pool #QD2025 3.50% 11/1/2051[9]	1,129	1,051
Freddie Mac Pool #SD7552 2.50% 1/1/2052[9]	10,820	9,441
Freddie Mac Pool #SD0813 3.00% 1/1/2052[9]	4,854	4,401
Freddie Mac Pool #QD7089 3.50% 2/1/2052[9]	863	804
Freddie Mac Pool #SD8214 3.50% 5/1/2052[9]	6,971	6,485
Freddie Mac Pool #QE4855 3.50% 6/1/2052[9]	68	63
Freddie Mac Pool #QE4084 6.50% 6/1/2052[9]	332	346
Freddie Mac Pool #SD7556 3.00% 8/1/2052[9]	679	615
Freddie Mac Pool #QF1205 4.50% 9/1/2052[9]	297	291
Freddie Mac Pool #SD8264 3.50% 11/1/2052[9]	— [8]	— [8]
Freddie Mac Pool #SD1896 4.00% 11/1/2052[9]	19,983	19,451
Freddie Mac Pool #SD1894 4.00% 11/1/2052[9]	7,025	6,859
Freddie Mac Pool #QF2862 6.50% 11/1/2052[9]	63	65
Freddie Mac Pool #SD8280 6.50% 11/1/2052[9]	52	54
Freddie Mac Pool #SD2065 4.00% 12/1/2052[9]	1,100	1,053
Freddie Mac Pool #SD8282 6.50% 1/1/2053[9]	84,659	87,412
Freddie Mac Pool #SD8298 4.50% 2/1/2053[9]	17,054	16,725
Freddie Mac Pool #SD8314 4.50% 4/1/2053[9]	220	216
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[9]	56	58
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[9]	122	127
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[9]	117	98
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[9]	114	97
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[9]	8,112	7,797
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[9]	1,876	1,791
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[9]	10,483	9,994
Government National Mortgage Assn. 2.00% 4/1/2053[9,10]	6,025	5,119
Government National Mortgage Assn. 2.50% 4/1/2053[9,10]	5,925	5,215
Government National Mortgage Assn. 3.00% 4/1/2053[9,10]	11,113	10,123
Government National Mortgage Assn. 3.50% 4/1/2053[9,10]	27,535	25,815
Government National Mortgage Assn. 4.00% 4/1/2053[9,10]	10,471	10,082
Government National Mortgage Assn. 4.50% 4/1/2053[9,10]	34,475	33,959
Government National Mortgage Assn. 5.00% 4/1/2053[9,10]	10,781	10,795
Government National Mortgage Assn. 5.50% 4/1/2053[9,10]	38,253	38,688
Government National Mortgage Assn. 3.00% 5/1/2053[9,10]	3,100	2,826
Government National Mortgage Assn. 4.00% 5/1/2053[9,10]	8,200	7,899
Government National Mortgage Assn. 5.00% 5/1/2053[9,10]	43,675	43,692
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[9]	11,992	11,670
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[9]	33	34
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[9]	5,080	5,068
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[9]	11,117	10,527
Government National Mortgage Assn. Pool #MA8570 5.50% 1/20/2053[9]	7,908	8,009
Uniform Mortgage-Backed Security 2.50% 5/1/2038[9,10]	7,545	7,011
Uniform Mortgage-Backed Security 2.00% 4/1/2053[9,10]	35,038	28,970
Uniform Mortgage-Backed Security 4.00% 4/1/2053[9,10]	7,562	7,233
American Funds Insurance Series — Page 162 of 262

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.50% 4/1/2053[9,10]	USD 5,358	$5,250
Uniform Mortgage-Backed Security 6.50% 4/1/2053[9,10]	240,009	247,490
Uniform Mortgage-Backed Security 2.00% 5/1/2053[9,10]	74,900	61,986
Uniform Mortgage-Backed Security 2.50% 5/1/2053[9,10]	242,989	209,683
Uniform Mortgage-Backed Security 3.00% 5/1/2053[9,10]	56,383	50,647
Uniform Mortgage-Backed Security 3.50% 5/1/2053[9,10]	32,602	30,316
Uniform Mortgage-Backed Security 4.00% 5/1/2053[9,10]	127,800	122,299
Uniform Mortgage-Backed Security 4.50% 5/1/2053[9,10]	96,445	94,527
Uniform Mortgage-Backed Security 5.00% 5/1/2053[9,10]	149,163	148,761
Uniform Mortgage-Backed Security 5.50% 5/1/2053[9,10]	200,285	202,260
Uniform Mortgage-Backed Security 6.00% 5/1/2053[9,10]	130,686	133,315
		2,348,701
Commercial mortgage-backed securities 1.49%
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[9]	770	725
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[9]	100	93
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[9]	3,500	3,621
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[9]	205	192
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[9]	126	117
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[3,9]	2,444	2,339
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[9]	1,018	904
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[9]	295	248
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[9]	2,541	2,407
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[3,9]	781	750
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.597% 5/15/2039[2,3,9]	8,575	8,340
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.725% 4/15/2037[2,3,9]	3,822	3,682
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.942% 6/15/2027[2,3,9]	8,476	8,367
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.384% 9/15/2036[2,3,9]	14,727	14,181
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 5.634% 9/15/2036[2,3,9]	570	542
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.584% 10/15/2036[2,3,9]	5,292	5,086
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 5.981% 10/15/2036[2,3,9]	995	937
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.33% 10/15/2036[2,3,9]	996	934
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 5.432% 11/15/2036[2,3,9]	12,622	12,133
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.318% 4/15/2037[2,3,9]	5,441	5,326
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.354% 6/15/2038[2,3,9]	3,709	3,570
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.554% 6/15/2038[2,3,9]	429	409
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 5.784% 6/15/2038[2,3,9]	290	274
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.084% 6/15/2038[2,3,9]	734	690
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.534% 11/15/2038[2,3,9]	9,979	9,607
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 5.934% 11/15/2038[2,3,9]	339	325
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.184% 11/15/2038[2,3,9]	100	94
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 6.534% 11/15/2038[2,3,9]	151	142
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 6.992% 10/15/2039[2,3,9]	3,198	3,165
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[9]	610	580
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[9]	350	341
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[9]	1,137	1,088
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[9]	200	185
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.764% 7/15/2038[2,3,9]	2,811	2,729
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.064% 7/15/2038[2,3,9]	641	622
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.384% 7/15/2038[2,3,9]	875	849
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.934% 7/15/2038[2,3,9]	670	640
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[9]	2,432	2,485
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,9]	449	427
American Funds Insurance Series — Page 163 of 262

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[2,9]	USD 1,897	$1,484
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.719% 12/15/2036[2,3,9]	3,894	3,812
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.558% 8/15/2024[2,3,9]	1,317	1,305
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[9]	400	370
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[9]	100	94
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[9]	1,536	1,275
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.072% 10/15/2039[2,3,9]	3,391	3,390
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[9]	3,280	3,213
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[9]	640	602
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[9]	240	223
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[2,9]	7,867	6,847
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,9]	2,040	1,925
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.485% 4/15/2026[2,3,9]	154	149
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[9]	5,446	5,288
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[9]	410	391
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[9]	245	231
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[9]	730	685
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[2,9]	4,065	3,250
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 5.261% 7/15/2036[2,3,9]	9,351	8,970
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 5.61% 7/15/2036[2,3,9]	1,000	952
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.415% 11/15/2038[2,3,9]	8,739	8,383
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 5.764% 11/15/2038[2,3,9]	263	251
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 6.013% 11/15/2038[2,3,9]	141	133
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[9]	2,373	2,278
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[9]	2,550	2,415
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[9]	1,019	896
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[9]	205	193
		158,151
Collateralized mortgage-backed obligations (privately originated) 1.00%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,3,9]	2,764	2,250
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[2,9]	125	115
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,9]	5,863	5,403
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 6.445% 7/25/2029[2,3,9]	108	108
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[2,3,9]	891	809
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3,9]	558	529
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,9]	4,800	4,249
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[2,3,9]	364	356
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,3,9]	2,841	2,678
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,3,9]	1,592	1,517
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,3,9]	6,734	6,341
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,3,9]	199	182
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[2,3,9]	1,610	1,362
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.31% 5/25/2042[2,3,9]	312	318
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.96% 12/25/2042[2,3,9]	689	691
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[2,9]	1,575	1,418
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[2,9]	2,026	2,185
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[2,9]	2,594	2,677
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[2,3,9]	2,049	1,668
American Funds Insurance Series — Page 164 of 262

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[2,3,9]	USD 1,914	$1,558
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[2,3,9]	2,013	1,639
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,3,9]	3,162	2,578
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[2,3,9]	2,195	1,787
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 9.545% 4/25/2028[3,9]	1,414	1,478
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.56% 4/25/2042[2,3,9]	1,466	1,467
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.76% 5/25/2042[2,3,9]	70	70
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.51% 6/25/2042[2,3,9]	265	270
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.71% 9/25/2042[2,3,9]	578	581
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.26% 9/25/2042[2,3,9]	1,519	1,548
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.695% 2/25/2050[2,3,9]	2,840	2,824
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 10.845% 8/25/2050[2,3,9]	918	992
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[2,3,9]	3,386	2,875
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[2,9]	5,261	4,680
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[2,3,9]	875	713
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,9]	3,437	3,208
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,3,9]	834	783
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,9]	2,560	2,339
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.695% 11/25/2055[2,3,9]	16,160	15,908
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[2,3,9]	2,978	2,620
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[2,3,9]	3,480	2,904
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,9]	1,129	1,043
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,3,9]	2,825	2,710
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,9]	10,428	9,348
Treehouse Park Improvement Assn. No.1 - Anleihen 9.75% 12/1/2033[2,11]	1,680	1,486
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,9]	5,033	4,535
		106,800
Total mortgage-backed obligations		2,613,652
Asset-backed obligations 4.46%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,9]	189	189
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[2,9]	701	670
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,9]	533	512
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,9]	505	492
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[2,9]	732	727
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 6/15/2026[2,9]	2,500	2,442
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[2,9]	360	356
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[2,9]	759	747
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[2,9]	806	769
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,9]	1,130	1,102
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,9]	2,764	2,699
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,9]	396	388
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[9]	1,535	1,543
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[9]	997	940
American Funds Insurance Series — Page 165 of 262

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[9]	USD 1,109	$1,013
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[9]	2,613	2,357
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[2,9]	2,755	2,723
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[2,9]	2,210	2,151
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[2,9]	7,689	7,228
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,9]	2,427	2,233
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,9]	623	578
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[2,9]	1,279	1,197
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[2,9]	3,445	3,059
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[2,9]	531	462
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[2,9]	193	166
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.915% 11/20/2030[2,3,9]	559	554
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[2,9]	158	150
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[2,9]	269	236
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[2,9]	3,835	3,332
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[2,9]	497	389
CarMax Auto Owner Trust, Series 2019-2, Class C, 3.16% 2/18/2025[9]	400	398
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[9]	210	193
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[9]	206	188
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[9]	486	468
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,9]	15,738	13,781
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[2,9]	6,106	5,278
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[2,9]	664	553
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[2,9]	666	596
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,9]	18,560	16,873
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,9]	1,935	1,639
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,9]	3,374	3,051
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,9]	366	311
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,9]	6,014	5,316
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[2,9]	1,905	1,662
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,9]	15,035	15,055
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[2,9]	6,594	6,613
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,9]	2,222	1,963
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[2,9]	4,617	4,099
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[2,9]	421	354
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 6/16/2025[2,9]	194	193
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[2,9]	1,528	1,506
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[2,9]	302	299
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[2,9]	590	564
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[2,9]	2,111	2,059
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[2,9]	2,797	2,722
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[9]	3,088	3,069
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[9]	4,131	4,052
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[9]	4,053	3,814
DriveTime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/2025[2,9]	1,436	1,432
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[2,9]	1,132	1,121
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[2,9]	745	728
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[2,9]	825	800
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,9]	449	416
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[2,9]	967	957
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[2,9]	1,231	1,182
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[2,9]	832	775
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[2,9]	412	360
American Funds Insurance Series — Page 166 of 262

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[2,9]	USD 897	$868
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[2,9]	1,380	1,359
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[2,9]	2,399	2,379
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[9]	273	273
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[9]	217	216
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[2,9]	2,644	2,609
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 9/15/2025[9]	171	171
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[9]	1,079	1,071
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[9]	547	547
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[2,9]	735	721
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[9]	1,807	1,758
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[9]	1,012	983
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[9]	3,047	2,994
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[9]	568	560
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[9]	2,612	2,430
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[9]	271	259
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[9]	462	467
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[2,9]	17,934	16,288
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[2,9]	1,378	1,227
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,9]	1,733	1,657
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[9]	2,583	2,587
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[2,9]	17,675	17,578
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[2,9]	2,180	2,149
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[2,9]	30,070	29,188
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[2,9]	1,619	1,538
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,9]	4,218	4,235
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,9]	1,993	1,787
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,9]	1,388	1,197
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[2,9]	154	127
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,9]	2,765	2,509
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[2,9]	9,504	8,277
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,9]	2,657	2,341
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[2,9]	208	178
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,9]	2,703	2,839
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[2,9,11]	8,590	8,373
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,9]	12,703	11,901
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,9]	1,171	1,092
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[2,9]	810	752
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,9]	17,770	15,770
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,9]	1,264	1,115
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,9]	859	742
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[9]	342	345
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.38% 6/21/2029[9]	188	191
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[2,9]	698	677
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,9]	1,803	1,801
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[2,9]	304	286
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[2,9]	1,060	1,054
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[2,9]	706	706
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[2,9]	438	435
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[2,9]	623	618
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.815% 7/21/2030[2,3,9]	881	872
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.942% 4/15/2029[2,3,9]	553	550
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[2,9]	1,242	1,207
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 9/15/2026[2,9]	230	219
American Funds Insurance Series — Page 167 of 262

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[9,11,12]	USD 1,006	$1,022
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[9,11,12]	150	152
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,9]	3,876	3,387
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[2,9]	2,422	2,058
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[2,9]	864	756
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[2,9]	4,311	3,736
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[2,9]	293	264
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,9]	5,074	4,596
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,9]	11,607	10,444
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.501% 4/20/2062[2,3,9]	3,763	3,673
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,9]	50,765	43,867
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.788% 7/25/2030[2,3,9]	268	266
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[2,9]	240	227
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.708% 4/20/2029[2,3,9]	241	239
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[2,9]	7,884	7,373
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,9]	1,721	1,692
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[2,9]	1,710	1,741
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[2,9]	427	426
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[2,9]	1,355	1,345
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 6.095% 7/25/2051[2,3,9]	487	475
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[9]	1,045	1,039
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 1/15/2026[9]	695	692
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[9]	2,528	2,483
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[9]	2,211	2,145
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[9]	917	903
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[9]	1,802	1,701
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[9]	1,677	1,628
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[9]	2,236	2,105
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[9]	856	840
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[2,9]	2,595	2,257
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[2,9]	478	400
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[2,9]	2,349	2,048
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[2,9]	3,036	2,725
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[2,9]	438	380
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,9]	1,043	964
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[2,9]	1,189	1,069
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[2,9]	2,170	1,995
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,9]	2,869	2,563
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A1, 5.102% 4/1/2035[9]	853	877
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169% 4/1/2041[9]	1,556	1,649
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[2,9]	1,201	1,108
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[2,9]	2,154	1,918
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[2,9]	6,045	5,183
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[2,9]	338	285
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,9]	5,080	4,409
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[2,9]	4,251	3,749
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[2,9]	127	105
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[2,9]	6,000	5,827
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,9]	10,144	8,905
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[2,9]	3,474	2,990
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[2,9]	338	283
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[2,9]	1,557	1,530
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[2,9]	3,023	2,878
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[2,9]	1,690	1,647
American Funds Insurance Series — Page 168 of 262

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[2,9]	USD 2,181	$2,072
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[2,9]	180	181
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[2,9]	1,446	1,340
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[2,9]	1,799	1,812
		474,341
Municipals 1.60% California 0.03%
G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,628
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	650	544
		3,172
Illinois 1.45%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	65
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,487
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,368
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,231
G.O. Bonds, Series 2013-B, 4.31% 4/1/2023	2,125	2,125
G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023	6,228	6,219
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	107,000	106,856
		154,351
New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 3/15/2034	6,390	5,111
Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	3,061
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,575	4,247
Total municipals		169,942
Bonds & notes of governments & government agencies outside the U.S. 1.38%
Chile (Republic of) 3.10% 5/7/2041	2,340	1,762
Chile (Republic of) 4.34% 3/7/2042	1,320	1,170
Chile (Republic of) 4.00% 1/31/2052	580	472
Colombia (Republic of) 7.50% 2/2/2034	2,530	2,492
Colombia (Republic of) 4.125% 5/15/2051	3,120	1,930
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP 14,197,600	2,472
Dominican Republic 5.95% 1/25/2027[2]	USD 8,100	7,998
Dominican Republic 7.05% 2/3/2031[2]	680	692
Hungary (Republic of) 6.125% 5/22/2028[2]	1,615	1,658
Indonesia (Republic of) 4.65% 9/20/2032	2,690	2,684
Indonesia (Republic of) 3.35% 3/12/2071	1,660	1,158
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	IDR 25,808,000	1,712
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	31,265,000	2,043
American Funds Insurance Series — Page 169 of 262

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Israel (State of) 1.00% 3/31/2030	ILS 11,800	$2,738
Israel (State of) 3.375% 1/15/2050	USD 4,750	3,649
Israel (State of) 3.875% 7/3/2050	4,775	3,999
Malaysia (Federation of), Series 0322, 4.504% 4/30/2029	MYR 3,829	898
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	21,361	4,848
Panama (Republic of) 3.362% 6/30/2031	USD 15,625	13,027
Panama (Republic of) 3.87% 7/23/2060	7,500	4,934
Panama (Republic of) 4.50% 1/19/2063	395	286
Paraguay (Republic of) 5.00% 4/15/2026	1,250	1,244
Peru (Republic of) 6.35% 8/12/2028	PEN 5,840	1,515
Peru (Republic of) 2.783% 1/23/2031	USD 2,155	1,845
Peru (Republic of) 6.15% 8/12/2032	PEN 7,985	1,941
Peru (Republic of) 3.60% 1/15/2072	USD 7,640	5,126
Philippines (Republic of) 3.229% 3/29/2027	475	454
Philippines (Republic of) 3.20% 7/6/2046	4,900	3,648
Philippines (Republic of) 4.20% 3/29/2047	272	236
Poland (Republic of) 5.75% 11/16/2032	555	591
Poland (Republic of) 4.875% 10/4/2033	830	827
Portuguese Republic 5.125% 10/15/2024	24,775	24,847
PT Indonesia Asahan Aluminium Tbk 5.71% 11/15/2023[2]	1,020	1,020
PT Indonesia Asahan Aluminium Tbk 5.80% 5/15/2050[2]	1,150	1,025
Qatar (State of) 4.50% 4/23/2028[2]	5,100	5,187
Qatar (State of) 5.103% 4/23/2048[2]	3,400	3,463
Romania 3.75% 2/7/2034	EUR 5,625	4,782
Saudi Arabia (Kingdom of) 3.628% 4/20/2027[2]	USD 5,000	4,866
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[2]	2,815	2,852
Saudi Arabia (Kingdom of) 3.625% 3/4/2028[2]	11,435	11,015
Saudi Arabia (Kingdom of) 5.00% 1/18/2053[2]	2,105	1,961
Sharjah (Emirate of) 6.50% 11/23/2032[2]	1,145	1,169
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW 3,072,400	2,349
United Mexican States 4.875% 5/19/2033	USD 655	628
United Mexican States 3.50% 2/12/2034	1,030	876
United Mexican States 4.40% 2/12/2052	440	345
		146,434
Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 4/24/2026	11,910	11,313
Total bonds, notes & other debt instruments (cost: $10,666,469,000)		10,153,656
Short-term securities 9.51% Money market investments 9.51%	Shares
Capital Group Central Cash Fund 4.86%[13,14]	10,107,062	1,010,706
Total short-term securities (cost: $1,010,487,000)		1,010,706
Total investment securities 105.03% (cost: $11,676,956,000)		11,164,362
Other assets less liabilities (5.03)%		(534,626)
Net assets 100.00%		$10,629,736
American Funds Insurance Series — Page 170 of 262

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
30 Day Federal Funds Futures	Long	2,551	April 2023	USD 1,011,818	$301
30 Day Federal Funds Futures	Long	216	May 2023	85,561	191
3 Month SOFR Futures	Short	658	June 2023	(156,485)	2,629
2 Year U.S. Treasury Note Futures	Long	5,585	June 2023	1,153,041	(5,177)
5 Year U.S. Treasury Note Futures	Long	16,078	June 2023	1,760,667	16,062
10 Year Euro-Bund Futures	Short	377	June 2023	(55,539)	198
10 Year Japanese Government Bond Futures	Short	62	June 2023	(69,165)	(1,232)
10 Year U.S. Treasury Note Futures	Long	9,601	June 2023	1,103,365	17,596
10 Year Ultra U.S. Treasury Note Futures	Short	4,628	June 2023	(560,639)	(6,548)
20 Year U.S. Treasury Bond Futures	Short	1,508	June 2023	(197,784)	(7,285)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,659	June 2023	234,126	4,503
					$21,238
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	3,003	ILS	10,725	HSBC Bank	4/14/2023	$20
EUR	980	USD	1,047	JPMorgan Chase	4/14/2023	16
USD	1,152	MYR	5,150	HSBC Bank	4/14/2023	(17)
USD	1,251	EUR	1,180	Citibank	4/17/2023	(30)
USD	1,984	IDR	30,407,000	Citibank	4/17/2023	(49)
USD	4,795	COP	22,893,650	Goldman Sachs	4/17/2023	(105)
USD	6,017	EUR	5,628	JPMorgan Chase	4/18/2023	(93)
USD	636	EUR	582	Barclays Bank PLC	4/25/2023	4
JPY	730,350	USD	5,592	Bank of America	4/25/2023	(69)
USD	1,838	MYR	7,770	HSBC Bank	5/2/2023	71
USD	2,010	MYR	8,600	JPMorgan Chase	5/2/2023	53
USD	1,730	IDR	25,943,000	HSBC Bank	5/2/2023	(4)
USD	1,072	MYR	4,800	HSBC Bank	5/2/2023	(20)
COP	8,358,700	USD	1,736	Morgan Stanley	5/11/2023	44
USD	3,617	PEN	13,685	HSBC Bank	5/11/2023	(10)
USD	2,128	KRW	2,770,800	HSBC Bank	5/17/2023	1
						$(188)
American Funds Insurance Series — Page 171 of 262

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	0.471%	Annual	10/26/2023	USD87,775	$2,184	$—	$2,184
0.45801%	Annual	SOFR	Annual	10/26/2023	85,775	(2,141)	—	(2,141)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	95,844	(1)	—	(1)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	65,416	(5)	—	(5)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	130,900	(7)	—	(7)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	27,000	(345)	—	(345)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	72,532	(901)	—	(901)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	78,378	(971)	—	(971)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	4,154	(55)	—	(55)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	19,800	(268)	—	(268)
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024	19,200	57	—	57
4.533%	Annual	U.S. EFFR	Annual	10/20/2024	23,900	60	—	60
4.56%	Annual	U.S. EFFR	Annual	10/27/2024	24,000	76	—	76
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	28,800	75	—	75
4.7355%	Annual	U.S. EFFR	Annual	2/22/2025	39,850	426	—	426
3.8563%	Annual	SOFR	Annual	1/12/2026	42,110	70	—	70
4.27%	Annual	SOFR	Annual	2/16/2026	11,055	152	—	152
4.265%	Annual	SOFR	Annual	2/16/2026	5,487	75	—	75
4.3035%	Annual	SOFR	Annual	2/17/2026	3,293	48	—	48
4.2675%	Annual	SOFR	Annual	2/17/2026	3,179	44	—	44
4.2515%	Annual	SOFR	Annual	2/17/2026	3,262	43	—	43
4.3005%	Annual	SOFR	Annual	2/17/2026	2,284	33	—	33
4.288%	Annual	SOFR	Annual	2/17/2026	2,320	33	—	33
SOFR	Annual	3.2903%	Annual	1/12/2033	13,500	(95)	—	(95)
SOFR	Annual	3.2975%	Annual	3/8/2051	39,095	(2,124)	—	(2,124)
SOFR	Annual	3.012%	Annual	4/3/2053	6,820	(64)	—	(64)
						$(3,601)	$—	$(3,601)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD14,248	$(160)	$(115)	$(45)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	168,025	(2,504)	(232)	(2,272)
					$(2,664)	$(347)	$(2,317)
Investments in affiliates14

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2023 (000)	Dividend income (000)
Short-term securities 9.51%
Money market investments 9.51%
Capital Group Central Cash Fund 4.86%[13]	$1,425,720	$1,521,501	$1,936,648	$113	$20	$1,010,706	$16,657
American Funds Insurance Series — Page 172 of 262

unaudited
Restricted securities12

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[9,11]	12/6/2022	$1,006	$1,022	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[9,11]	12/6/2022	150	152	.00 [15]
Total		$1,156	$1,174	.01%

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,506,767,000, which represented 14.18% of the net assets of the fund.

[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $86,052,000, which represented .81% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Amount less than one thousand.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Purchased on a TBA basis.
[11]	Value determined using significant unobservable inputs.
[12]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,174,000, which represented .01% of the net assets of the fund.

[13]	Rate represents the seven-day yield at 3/31/2023.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Amount less than .01%.

Key to abbreviations
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
COP = Colombian pesos
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate
EUR = Euros
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah
ILS = Israeli shekels
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MYR = Malaysian ringgits
PEN = Peruvian nuevos soles
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 173 of 262

Capital World Bond Fund®
Investment portfolio
March 31, 2023
unaudited

Bonds, notes & other debt instruments 88.50% Euros 21.30%	Principal amount (000)	Value (000)
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[1]	EUR 2,800	$2,372
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	4,200	4,554
Altria Group, Inc. 2.20% 6/15/2027	2,900	2,896
Altria Group, Inc. 3.125% 6/15/2031	800	743
American Honda Finance Corp. 1.95% 10/18/2024	560	593
American Tower Corp. 0.45% 1/15/2027	2,525	2,393
American Tower Corp. 0.875% 5/21/2029	1,470	1,284
AT&T, Inc. 1.60% 5/19/2028	2,350	2,299
Austria (Republic of) 0% 2/20/2031	6,900	5,984
Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[1]	500	510
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	2,100	2,166
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,305
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	3,000	3,260
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	936
Bulgaria (Republic of) 4.50% 1/27/2033	865	922
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,419
Celanese US Holdings, LLC 4.777% 7/19/2026	235	251
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	2,100	1,794
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[1]	700	661
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	280
Dow Chemical Co. 0.50% 3/15/2027	1,110	1,053
E.ON SE 1.625% 3/29/2031	810	760
Egypt (Arab Republic of) 5.625% 4/16/2030	300	196
Equinor ASA 1.375% 5/22/2032	2,550	2,305
European Investment Bank 0.25% 1/20/2032	4,900	4,207
European Investment Bank 1.50% 6/15/2032	1,000	957
European Union 0% 7/6/2026	1,600	1,580
European Union 0.25% 10/22/2026	610	602
European Union 0% 7/4/2031	705	602
European Union 0% 7/4/2035	220	163
European Union 0.20% 6/4/2036	1,500	1,106
Finland (Republic of) 1.50% 9/15/2032	3,380	3,253
Finland (Republic of) 2.75% 4/15/2038	3,100	3,208
French Republic O.A.T. 0.75% 2/25/2028	4,500	4,454
French Republic O.A.T. 0% 11/25/2030	19,550	17,300
French Republic O.A.T. 0% 5/25/2032	2,120	1,789
French Republic O.A.T. 2.00% 11/25/2032	4,260	4,305
French Republic O.A.T. 0.50% 5/25/2040	2,080	1,469
French Republic O.A.T. 0.75% 5/25/2052	2,850	1,688
French Republic O.A.T. 3.00% 5/25/2054	2,140	2,200
Germany (Federal Republic of) 2.50% 3/13/2025	6,245	6,746
Germany (Federal Republic of) 0% 4/11/2025	2,100	2,159
Germany (Federal Republic of) 0% 10/9/2026	6,060	6,042
Germany (Federal Republic of) 0% 4/16/2027	32,700	32,258
Germany (Federal Republic of) 1.30% 10/15/2027	3,580	3,709
Germany (Federal Republic of) 0% 2/15/2030	13,340	12,413
American Funds Insurance Series — Page 174 of 262

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Germany (Federal Republic of) 0% 8/15/2030	EUR 15,050	$13,861
Germany (Federal Republic of) 0% 8/15/2031	12,600	11,350
Germany (Federal Republic of) 1.70% 8/15/2032	8,651	8,935
Germany (Federal Republic of) 1.00% 5/15/2038	1,175	1,043
Germany (Federal Republic of) 0% 8/15/2050	1,200	702
Germany (Federal Republic of) 1.80% 8/15/2053	770	733
Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,389
Goldman Sachs Group, Inc. 1.00% 3/18/2033[2]	2,705	2,153
Greece (Hellenic Republic of) 3.375% 2/15/2025	5,825	6,339
Greece (Hellenic Republic of) 3.875% 6/15/2028	9,860	10,739
Greece (Hellenic Republic of) 1.75% 6/18/2032	4,730	4,201
Groupe BPCE SA 4.625% 7/18/2023	1,200	1,304
Groupe BPCE SA 1.00% 4/1/2025	2,900	2,975
Groupe BPCE SA 4.50% 1/13/2033	1,400	1,523
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,372
Intesa Sanpaolo SpA 6.625% 9/13/2023	510	558
Ireland (Republic of) 3.00% 10/18/2043	2,010	2,142
Israel (State of) 2.875% 1/29/2024	1,180	1,272
Italy (Republic of) 1.85% 7/1/2025	17,700	18,618
Italy (Republic of) 1.35% 4/1/2030	7	6
JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,015
KfW 0.125% 6/30/2025	590	601
Lloyds Banking Group PLC 1.75% 9/7/2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,562
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	604
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[1]	1,535	1,516
Morocco (Kingdom of) 3.50% 6/19/2024	1,400	1,513
Morocco (Kingdom of) 1.50% 11/27/2031	3,300	2,698
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/29)[1]	2,725	2,375
Philippines (Republic of) 0.25% 4/28/2025	875	878
Portuguese Republic 0.475% 10/18/2030	1,610	1,456
Portuguese Republic 3.50% 6/18/2038	3,140	3,422
Quebec (Province of) 0.25% 5/5/2031	920	786
Quebec (Province of) 0.50% 1/25/2032	1,155	985
Romania 2.125% 3/7/2028	1,440	1,336
Romania 1.75% 7/13/2030	2,560	2,047
Romania 2.00% 1/28/2032	1,605	1,231
Romania 3.75% 2/7/2034	530	451
Russian Federation 2.875% 12/4/2025[3,4]	3,000	195
Russian Federation 2.875% 12/4/2025[3,4]	1,500	98
Serbia (Republic of) 1.50% 6/26/2029	3,353	2,785
Spain (Kingdom of) 0% 1/31/2027	2,325	2,259
Spain (Kingdom of) 0.80% 7/30/2027	8,970	8,902
Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,876
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,232
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,085
Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,896
Spain (Kingdom of) 3.90% 7/30/2039	530	590
Spain (Kingdom of) 1.90% 10/31/2052	1,010	726
State Grid Overseas Investment, Ltd. 1.375% 5/2/2025	441	453
State Grid Overseas Investment, Ltd. 2.125% 5/2/2030	200	187
Stryker Corp. 0.25% 12/3/2024	480	494
Stryker Corp. 0.75% 3/1/2029	980	897
Stryker Corp. 1.00% 12/3/2031	450	387
TotalEnergies SE 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	2,000	2,088
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,726
American Funds Insurance Series — Page 175 of 262

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Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Tunisia (Republic of) 6.75% 10/31/2023	EUR 5,109	$4,791
Ukraine 6.75% 6/20/2028	3,119	581
Ukraine 6.75% 6/20/2028	1,225	228
Ukraine 4.375% 1/27/2032[3]	2,705	517
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[1]	1,300	1,183
		318,013
Japanese yen 8.31%
Japan, Series 18, 0.10% 3/10/2024[5]	JPY 1,074,310	8,241
Japan, Series 19, 0.10% 9/10/2024[5]	468,266	3,613
Japan, Series 346, 0.10% 3/20/2027	777,900	5,877
Japan, Series 356, 0.10% 9/20/2029	1,720,800	12,893
Japan, Series 116, 2.20% 3/20/2030	576,100	4,934
Japan, Series 26, 0.005% 3/10/2031[5]	532,305	4,169
Japan, Series 362, 0.10% 3/20/2031	737,200	5,464
Japan, Series 152, 1.20% 3/20/2035	987,100	7,963
Japan, Series 21, 2.30% 12/20/2035	720,000	6,525
Japan, Series 162, 0.60% 9/20/2037	1,617,000	11,939
Japan, Series 179, 0.50% 12/20/2041	196,950	1,360
Japan, Series 182, 1.10% 9/20/2042	1,559,050	11,911
Japan, Series 37, 0.60% 6/20/2050	694,500	4,443
Japan, Series 70, 0.70% 3/20/2051	276,100	1,804
Japan, Series 73, 0.70% 12/20/2051	1,568,700	10,215
Japan, Series 74, 1.00% 3/20/2052	626,900	4,417
Japan, Series 76, 1.40% 9/20/2052	1,250,900	9,723
Japan, Series 77, 1.60% 12/20/2052	235,100	1,911
Philippines (Republic of) 0.001% 4/12/2024	900,000	6,729
		124,131
British pounds 4.34%
American Honda Finance Corp. 0.75% 11/25/2026	GBP 1,420	1,525
Asian Development Bank 1.125% 6/10/2025	1,240	1,434
KfW 1.125% 7/4/2025	1,165	1,346
Lloyds Banking Group PLC 7.625% 4/22/2025	655	830
Quebec (Province of) 2.25% 9/15/2026	1,870	2,155
United Kingdom 0.125% 1/30/2026	425	478
United Kingdom 1.25% 7/22/2027	3,060	3,451
United Kingdom 4.25% 12/7/2027	5,910	7,553
United Kingdom 4.75% 12/7/2030	8,230	11,096
United Kingdom 0.25% 7/31/2031	11,850	11,281
United Kingdom 1.00% 1/31/2032	10,970	11,018
United Kingdom 4.25% 6/7/2032	3,010	3,962
United Kingdom 0.625% 7/31/2035	210	182
United Kingdom 0.875% 1/31/2046	4,917	3,327
United Kingdom 1.25% 7/31/2051	4,045	2,781
United Kingdom 3.75% 10/22/2053	1,870	2,262
United Kingdom 1.125% 10/22/2073	225	123
		64,804
Chinese yuan renminbi 3.29%
China (People’s Republic of), Series INBK, 2.44% 10/15/2027	CNY 23,520	3,391
China (People’s Republic of), Series 1906, 3.29% 5/23/2029	44,110	6,648
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	32,950	4,752
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	81,080	13,015
American Funds Insurance Series — Page 176 of 262

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Bonds, notes & other debt instruments (continued) Chinese yuan renminbi (continued)	Principal amount (000)	Value (000)
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	CNY 14,930	$2,225
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	56,220	9,032
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	45,510	6,967
China Development Bank Corp., Series 1814, 4.15% 10/26/2025	20,900	3,150
		49,180
Australian dollars 2.90%
Australia (Commonwealth of), Series 149, 2.25% 5/21/2028	AUD 13,295	8,555
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	6,610	3,866
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,214
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	20,760	13,481
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	20,520	14,233
		43,349
Mexican pesos 2.19%
Petróleos Mexicanos 7.19% 9/12/2024	MXN 42,534	2,193
United Mexican States 4.50% 12/4/2025[5]	16,815	912
United Mexican States, Series M, 7.50% 6/3/2027	251,720	13,254
United Mexican States, Series M20, 8.50% 5/31/2029	140,400	7,673
United Mexican States, Series M, 7.75% 5/29/2031	11,890	619
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,119
United Mexican States, Series M, 8.00% 11/7/2047	7,830	387
United Mexican States, Series M, 8.00% 7/31/2053	133,170	6,551
		32,708
Canadian dollars 1.97%
Canada 0.75% 10/1/2024	CAD 6,860	4,847
Canada 0.25% 3/1/2026	5,800	3,925
Canada 3.50% 3/1/2028	24,018	18,152
Canada 2.75% 12/1/2048	3,500	2,447
		29,371
Brazilian reais 1.75%
Brazil (Federative Republic of) 0% 7/1/2023	BRL 22,770	4,359
Brazil (Federative Republic of) 0% 1/1/2024	86,272	15,529
Brazil (Federative Republic of) 6.00% 8/15/2024[5]	13,760	2,705
Brazil (Federative Republic of) 10.00% 1/1/2025	1,700	325
Brazil (Federative Republic of) 6.00% 8/15/2050[5]	16,740	3,206
		26,124
South Korean won 1.22%
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW 5,183,670	3,847
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,451
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,814
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	8,519,660	7,039
		18,151
Colombian pesos 0.66%
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP 41,734,700	6,900
Colombia (Republic of), Series B, 7.25% 10/26/2050	21,884,200	2,915
		9,815
American Funds Insurance Series — Page 177 of 262

unaudited
Bonds, notes & other debt instruments (continued) Danish kroner 0.43%	Principal amount (000)	Value (000)
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[6]	DKK 54,707	$6,142
Realkredit Danmark AS 1.00% 10/1/2053[6]	2,690	287
		6,429
Indonesian rupiah 0.38%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR 22,733,000	1,555
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	3,136,000	209
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	23,729,000	1,726
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	200
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	2,024
		5,714
New Zealand dollars 0.28%
New Zealand 4.50% 5/15/2030	NZD 6,638	4,212
Chilean pesos 0.25%
Chile (Republic of) 1.50% 3/1/2026[5]	CLP 818,157	1,009
Chile (Republic of) 5.00% 10/1/2028	955,000	1,207
Chile (Republic of) 4.70% 9/1/2030	1,205,000	1,464
		3,680
South African rand 0.19%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR 30,120	1,542
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	30,850	1,334
		2,876
Malaysian ringgits 0.15%
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR 10,588	2,260
Peruvian nuevos soles 0.15%
Peru (Republic of) 6.15% 8/12/2032	PEN 9,010	2,190
Indian rupees 0.08%
India (Republic of) 5.15% 11/9/2025	INR 96,010	1,113
Romanian leu 0.07%
Romania 4.75% 2/24/2025	RON 5,000	1,055
Polish zloty 0.06%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN 4,900	943
Ukrainian hryvnia 0.05%
Ukraine 15.97% 4/19/2023[4]	UAH 36,767	717
Norwegian kroner 0.04%
Norway (Kingdom of) 2.125% 5/18/2032	NOK 6,615	590
American Funds Insurance Series — Page 178 of 262

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Bonds, notes & other debt instruments (continued) Russian rubles 0.04%	Principal amount (000)	Value (000)
Russian Federation 7.00% 8/16/2023[3,4]	RUB 430,300	$333
Russian Federation 7.65% 4/10/2030[3,4]	316,110	244
		577
U.S. dollars 38.40%
1375209 B.C., Ltd. 9.00% 1/30/2028[7]	USD 60	60
7-Eleven, Inc. 0.95% 2/10/2026[7]	520	468
7-Eleven, Inc. 1.30% 2/10/2028[7]	2,180	1,857
7-Eleven, Inc. 1.80% 2/10/2031[7]	2,015	1,598
ACE INA Holdings, Inc. 3.35% 5/3/2026	195	189
ACE INA Holdings, Inc. 4.35% 11/3/2045	425	392
Advisor Group Holdings, LLC 6.25% 3/1/2028[7]	295	266
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	1,889
Aeropuerto International de Tocume SA 5.125% 8/11/2061[7]	660	514
Aetna, Inc. 2.80% 6/15/2023	340	338
AG Merger Sub II, Inc. 10.75% 8/1/2027[7]	256	260
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[7]	103	104
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[1,7]	1,225	1,258
Alabama Power Co. 3.00% 3/15/2052	980	679
Albertsons Companies, Inc. 3.50% 3/15/2029[7]	190	165
Alcoa Nederland Holding BV 4.125% 3/31/2029[7]	75	67
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[7]	290	269
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[7]	120	101
Allied Universal Holdco, LLC 9.75% 7/15/2027[7]	175	156
Allied Universal Holdco, LLC 6.00% 6/1/2029[7]	300	224
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.075% 6/13/2025[8,9]	570	462
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,697
American Electric Power Company, Inc. 1.00% 11/1/2025	250	227
American Express Co. 3.375% 5/3/2024	4,202	4,121
Amgen, Inc. 2.20% 2/21/2027	445	410
Amgen, Inc. 5.25% 3/2/2030	981	1,004
Amgen, Inc. 5.25% 3/2/2033	2,687	2,762
Amgen, Inc. 5.65% 3/2/2053	1,284	1,338
AmWINS Group, Inc. 4.875% 6/30/2029[7]	135	120
Anglo American Capital PLC 3.95% 9/10/2050[7]	521	401
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[7]	110	82
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[7]	115	84
Apache Corp. 5.10% 9/1/2040	30	25
Apache Corp. 5.35% 7/1/2049	25	19
Apple, Inc. 3.35% 8/8/2032	1,600	1,510
Ardagh Group SA 6.50% Cash 6/30/2027[7,10]	210	161
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[7]	245	201
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[1]	1,921	561
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[1]	3,025	794
Asbury Automotive Group, Inc. 5.00% 2/15/2032[7]	55	48
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.313% 8/2/2029[8,9]	120	108
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[7]	160	155
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[7]	55	49
AssuredPartners, Inc. 7.00% 8/15/2025[7]	120	117
AssuredPartners, Inc. 5.625% 1/15/2029[7]	365	316
AstraZeneca PLC 3.50% 8/17/2023	2,700	2,683
AT&T, Inc. 3.50% 9/15/2053	2,070	1,505
Atkore, Inc. 4.25% 6/1/2031[7]	25	22
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 7.59% 9/22/2028[8,9]	148	147
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 10.385% 9/21/2029[8,9]	233	229
American Funds Insurance Series — Page 179 of 262

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Avantor Funding, Inc. 4.625% 7/15/2028[7]	USD 160	$152
Avantor Funding, Inc. 3.875% 11/1/2029[7]	90	81
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[6,7]	1,817	1,816
B&G Foods, Inc. 5.25% 4/1/2025	65	61
B&G Foods, Inc. 5.25% 9/15/2027	220	189
Bank of America Corp. 2.456% 10/22/2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	807
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	5,857
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,361
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,780	3,856
Bank of Nova Scotia 2.45% 2/2/2032	2,100	1,733
Barclays Bank PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	2,350	2,304
Barclays Bank PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]	1,290	1,273
Bath & Body Works, Inc. 6.625% 10/1/2030[7]	120	117
Bath & Body Works, Inc. 6.875% 11/1/2035	75	68
Bausch Health Americas, Inc. 9.25% 4/1/2026[7]	80	59
Bausch Health Companies, Inc. 14.00% 10/15/2030[7]	160	91
Bausch Health Companies, Inc. 5.25% 2/15/2031[7]	145	56
Bayerische Motoren Werke AG 3.90% 4/9/2025[7]	900	885
Bayerische Motoren Werke AG 4.15% 4/9/2030[7]	900	881
Beasley Mezzanine Holdings, LLC 8.625% 2/1/2026[7]	30	20
Becton, Dickinson and Company 4.298% 8/22/2032	320	309
Berkshire Hathaway Energy Company 2.85% 5/15/2051	300	207
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[7]	400	360
Blue Racer Midstream, LLC 7.625% 12/15/2025[7]	65	64
BMC Software, Inc. 9.125% 3/1/2026[7]	160	156
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 10.34% 2/27/2026[8,9]	25	24
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,7]	700	584
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,7]	1,275	1,063
Boeing Company 5.15% 5/1/2030	2,855	2,874
Boeing Company 3.625% 2/1/2031	1,127	1,033
Bombardier, Inc. 7.125% 6/15/2026[7]	60	60
Bombardier, Inc. 6.00% 2/15/2028[7]	65	63
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[7]	43	39
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[7]	32	29
Boyd Gaming Corp. 4.75% 12/1/2027	120	115
Boyd Gaming Corp. 4.75% 6/15/2031[7]	45	41
Boyne USA, Inc. 4.75% 5/15/2029[7]	107	96
Braskem Netherlands Finance BV 4.50% 1/31/2030[7]	745	633
British American Tobacco PLC 2.789% 9/6/2024	1,150	1,109
British American Tobacco PLC 3.215% 9/6/2026	955	900
British American Tobacco PLC 3.557% 8/15/2027	1,545	1,437
British American Tobacco PLC 3.462% 9/6/2029	1,150	1,018
Broadcom, Inc. 4.00% 4/15/2029[7]	250	234
Broadcom, Inc. 3.419% 4/15/2033[7]	698	585
Broadcom, Inc. 3.469% 4/15/2034[7]	48	39
Broadcom, Inc. 3.137% 11/15/2035[7]	185	142
Broadcom, Inc. 3.75% 2/15/2051[7]	926	683
BWX Technologies, Inc. 4.125% 4/15/2029[7]	195	173
Caesars Entertainment, Inc. 6.25% 7/1/2025[7]	35	35
Caesars Entertainment, Inc. 4.625% 10/15/2029[7]	15	13
Caesars Entertainment, Inc. 7.00% 2/15/2030[7]	209	213
Caesars Entertainment, Inc., Term Loan B, (USD-SOFR + 3.25%) 7.00% 2/1/2029[7,8,9]	15	15
Caesars Resort Collection, LLC 5.75% 7/1/2025[7]	165	165
American Funds Insurance Series — Page 180 of 262

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,7]	USD 2,150	$2,165
California Resources Corp. 7.125% 2/1/2026[7]	100	101
Callon Petroleum Co. 7.50% 6/15/2030[7]	30	28
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	798	691
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	1,378	989
CAN-PACK SA 3.875% 11/15/2029[7]	90	73
Carnival Corp. 6.00% 5/1/2029[7]	100	80
CCO Holdings, LLC 5.125% 5/1/2027[7]	125	118
CCO Holdings, LLC 4.75% 3/1/2030[7]	135	117
CCO Holdings, LLC 4.50% 8/15/2030[7]	255	216
CCO Holdings, LLC 4.25% 2/1/2031[7]	155	127
CCO Holdings, LLC 4.50% 6/1/2033[7]	162	131
CCO Holdings, LLC 4.25% 1/15/2034[7]	70	55
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2/15/2028	2,650	2,463
CDI Escrow Issuer, Inc. 5.75% 4/1/2030[7]	70	68
Cedar Fair, LP 5.50% 5/1/2025[7]	120	120
Centene Corp. 2.45% 7/15/2028	40	35
Centene Corp. 4.625% 12/15/2029	325	306
Centene Corp. 2.50% 3/1/2031	65	53
Central Garden & Pet Co. 4.125% 10/15/2030	74	65
Central Garden & Pet Co. 4.125% 4/30/2031[7]	110	95
Charles River Laboratories International, Inc. 4.25% 5/1/2028[7]	35	33
Charles River Laboratories International, Inc. 4.00% 3/15/2031[7]	40	35
Cheniere Energy Partners, LP 4.50% 10/1/2029	160	149
Cheniere Energy Partners, LP 4.00% 3/1/2031	75	67
Cheniere Energy Partners, LP 3.25% 1/31/2032	56	46
Chesapeake Energy Corp. 4.875% 4/15/2022[3]	915	16
Chesapeake Energy Corp. 5.875% 2/1/2029[7]	130	124
Chesapeake Energy Corp. 6.75% 4/15/2029[7]	30	30
Cigna Corp. 2.375% 3/15/2031	375	317
Clarivate Science Holdings Corp. 3.875% 7/1/2028[7]	45	40
Clarivate Science Holdings Corp. 4.875% 7/1/2029[7]	5	5
Clean Harbors, Inc. 6.375% 2/1/2031[7]	60	61
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[7]	100	91
CMS Energy Corp. 3.875% 3/1/2024	100	99
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,141
CNX Resources Corp. 7.25% 3/14/2027[7]	240	239
Coinbase Global, Inc. 3.375% 10/1/2028[7]	55	34
Coinbase Global, Inc. 3.625% 10/1/2031[7]	85	48
Colombia (Republic of) 3.875% 4/25/2027	350	319
Colombia (Republic of) 7.50% 2/2/2034	740	729
Commonwealth Bank of Australia 2.688% 3/11/2031[7]	4,650	3,656
CommScope Technologies, LLC 6.00% 6/15/2025[7]	160	151
Compass Diversified Holdings 5.25% 4/15/2029[7]	307	271
Compass Diversified Holdings 5.00% 1/15/2032[7]	65	53
Comstock Resources, Inc. 6.75% 3/1/2029[7]	110	101
Comstock Resources, Inc. 5.875% 1/15/2030[7]	65	56
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[10]	1,108	656
Constellium SE 3.75% 4/15/2029[7]	125	108
Consumers Energy Co. 3.375% 8/15/2023	345	339
Consumers Energy Co. 3.60% 8/15/2032	1,600	1,482
Corebridge Financial, Inc. 3.90% 4/5/2032[7]	748	648
CoreLogic, Inc. 4.50% 5/1/2028[7]	364	277
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.375% 6/4/2029[8,9]	65	49
Corporate Office Properties, LP 2.75% 4/15/2031	1,212	899
American Funds Insurance Series — Page 181 of 262

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Coty, Inc. 4.75% 1/15/2029[7]	USD 65	$61
Covanta Holding Corp. 4.875% 12/1/2029[7]	25	22
Crédit Agricole SA 4.375% 3/17/2025[7]	1,100	1,057
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,7]	2,675	2,458
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,7]	1,000	806
Crescent Energy Finance, LLC 9.25% 2/15/2028[7]	188	180
Crestwood Midstream Partners, LP 6.00% 2/1/2029[7]	85	81
Crestwood Midstream Partners, LP 8.00% 4/1/2029[7]	100	102
Crestwood Midstream Partners, LP 7.375% 2/1/2031[7]	14	14
Crown Castle International Corp. 2.50% 7/15/2031	767	645
CSX Corp. 3.80% 4/15/2050	75	61
CVR Partners, LP 6.125% 6/15/2028[7]	100	89
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[7]	725	686
Danske Bank AS 3.875% 9/12/2023[7]	1,675	1,661
Darling Ingredients, Inc. 6.00% 6/15/2030[7]	180	180
DaVita, Inc. 4.625% 6/1/2030[7]	65	56
Deluxe Corp. 8.00% 6/1/2029[7]	20	15
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	733
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	984
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,212
Development Bank of Mongolia, LLC 7.25% 10/23/2023	1,980	1,931
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[7,9,10]	25	24
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[10]	22	21
Diamond Sports Group, LLC 6.625% 8/15/2027[3,7]	310	4
Diebold Nixdorf, Inc. 9.375% 7/15/2025[7]	309	158
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 14.75% 6/5/2023[8,9]	25	25
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[8,9]	93	48
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.629% 7/15/2025[8,9]	88	92
DIRECTV Financing, LLC 5.875% 8/15/2027[7]	50	45
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 9.84% 8/2/2027[8,9]	99	96
Discovery Communications, Inc. 3.625% 5/15/2030	468	415
DISH DBS Corp. 5.25% 12/1/2026[7]	15	12
DISH Network Corp. 11.75% 11/15/2027[7]	260	252
Dominican Republic 5.50% 1/27/2025[7]	1,375	1,361
Dominican Republic 8.625% 4/20/2027[7]	225	236
Dominican Republic 5.50% 2/22/2029[7]	350	331
Dominican Republic 6.40% 6/5/2049[7]	813	681
Duke Energy Progress, LLC 2.00% 8/15/2031	2,360	1,935
Dun & Bradstreet Corp. 5.00% 12/15/2029[7]	47	41
Edison International 4.125% 3/15/2028	2,390	2,272
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	83
Electricité de France SA 4.875% 9/21/2038[7]	795	712
Eli Lilly and Company 4.70% 2/27/2033	1,118	1,147
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]	1,030	789
Enbridge, Inc. 4.00% 10/1/2023	600	596
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/2029[7]	205	152
Enel Finance International SA 1.375% 7/12/2026[7]	1,248	1,112
Enel Finance International SA 1.875% 7/12/2028[7]	1,227	1,033
Entegris Escrow Corp. 4.75% 4/15/2029[7]	45	43
Entergy Corp. 0.90% 9/15/2025	750	676
Entergy Louisiana, LLC 4.75% 9/15/2052	1,275	1,200
American Funds Insurance Series — Page 182 of 262

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Enterprise Products Operating, LLC 5.35% 1/31/2033	USD 1,348	$1,398
EQM Midstream Partners, LP 6.50% 7/1/2027[7]	225	218
EQM Midstream Partners, LP 7.50% 6/1/2030[7]	45	44
EQM Midstream Partners, LP 6.50% 7/15/2048	40	31
Equinix, Inc. 1.80% 7/15/2027	1,145	997
Equinix, Inc. 2.15% 7/15/2030	3,216	2,632
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	3,910	2,756
Export-Import Bank of Korea 5.125% 1/11/2033	1,175	1,224
Fair Isaac Corp. 4.00% 6/15/2028[7]	65	60
Fertitta Entertainment, Inc. 4.625% 1/15/2029[7]	25	22
Fertitta Entertainment, Inc. 6.75% 1/15/2030[7]	25	21
First Quantum Minerals, Ltd. 6.875% 3/1/2026[7]	325	316
First Quantum Minerals, Ltd. 6.875% 10/15/2027[7]	240	232
First Student Bidco, Inc. 4.00% 7/31/2029[7]	45	39
FirstEnergy Corp., Series B, 4.15% 7/15/2027[1]	1,800	1,717
FirstEnergy Transmission, LLC 2.866% 9/15/2028[7]	2,325	2,100
Ford Motor Co. 3.25% 2/12/2032	20	16
Ford Motor Co. 6.10% 8/19/2032	60	58
Ford Motor Credit Company, LLC 3.81% 1/9/2024	290	287
Ford Motor Credit Company, LLC 2.90% 2/16/2028	200	172
Ford Motor Credit Company, LLC 4.00% 11/13/2030	125	106
Freddie Mac Pool #QE6084 5.00% 7/1/2052[6]	1,271	1,269
Freddie Mac Pool #SD8264 3.50% 11/1/2052[6]	— [11]	— [11]
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[6]	3,975	3,853
Frontier Communications Corp. 5.875% 10/15/2027[7]	5	5
Frontier Communications Corp. 5.00% 5/1/2028[7]	65	56
Frontier Communications Holdings, LLC 5.875% 11/1/2029	250	191
FS Energy and Power Fund 7.50% 8/15/2023[7]	150	150
FXI Holdings, Inc. 12.25% 11/15/2026[7]	497	442
Gartner, Inc. 3.75% 10/1/2030[7]	70	63
General Motors Financial Co. 1.05% 3/8/2024	725	694
Genesis Energy, LP 8.00% 1/15/2027	125	124
Genesis Energy, LP 8.875% 4/15/2030	38	38
Georgia (Republic of) 2.75% 4/22/2026[7]	400	358
GoDaddy Operating Co. 3.50% 3/1/2029[7]	80	69
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	951
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	726	590
Gray Escrow II, Inc. 5.375% 11/15/2031[7]	30	20
Group 1 Automotive, Inc. 4.00% 8/15/2028[7]	115	101
Groupe BPCE SA 5.15% 7/21/2024[7]	1,800	1,766
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[7]	660	586
Hanesbrands, Inc. 4.875% 5/15/2026[7]	10	9
Hanesbrands, Inc. 9.00% 2/15/2031[7]	17	17
Hanesbrands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.75%) 8.557% 3/8/2030[8,9]	39	39
Harsco Corp. 5.75% 7/31/2027[7]	145	114
Harvest Midstream I, LP 7.50% 9/1/2028[7]	25	25
HCA, Inc. 5.625% 9/1/2028	120	121
HealthEquity, Inc. 4.50% 10/1/2029[7]	80	71
Hess Midstream Operations, LP 5.50% 10/15/2030[7]	34	32
Hightower Holding, LLC 6.75% 4/15/2029[7]	235	200
Hilcorp Energy I, LP 6.00% 4/15/2030[7]	105	97
Hilton Worldwide Holdings, Inc. 5.375% 5/1/2025[7]	55	55
Hilton Worldwide Holdings, Inc. 4.875% 1/15/2030	25	24
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[7]	115	101
American Funds Insurance Series — Page 183 of 262

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Honduras (Republic of) 6.25% 1/19/2027	USD 2,083	$1,864
Honduras (Republic of) 5.625% 6/24/2030	958	760
Howard Hughes Corp. 5.375% 8/1/2028[7]	275	251
Howard Hughes Corp. 4.125% 2/1/2029[7]	195	165
Howard Hughes Corp. 4.375% 2/1/2031[7]	120	97
Howard Midstream Energy Partners, LLC 6.75% 1/15/2027[7]	15	14
Howmet Aerospace, Inc. 5.95% 2/1/2037	95	96
HSBC Holdings PLC 2.633% 11/7/2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	289
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	3,998
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,649
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	921	748
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,270
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.178% 2/24/2025[9]	363	326
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	880	813
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	1,007	874
HUB International, Ltd. 7.00% 5/1/2026[7]	304	299
Hyundai Capital America 0.875% 6/14/2024[7]	1,200	1,137
Hyundai Capital America 1.50% 6/15/2026[7]	2,375	2,112
Hyundai Capital America 1.65% 9/17/2026[7]	269	238
Hyundai Capital America 5.60% 3/30/2028[7]	1,380	1,383
Hyundai Capital America 2.00% 6/15/2028[7]	600	508
Ingles Markets, Inc. 4.00% 6/15/2031[7]	140	122
Intesa Sanpaolo SpA 5.017% 6/26/2024[7]	3,270	3,143
Intesa Sanpaolo SpA 7.00% 11/21/2025[7]	225	229
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[7]	55	47
Iron Mountain, Inc. 5.25% 7/15/2030[7]	235	212
Israel (State of) 4.50% 1/17/2033	1,020	1,020
Israel (State of) 3.375% 1/15/2050	1,470	1,129
Israel (State of) 3.875% 7/3/2050	795	666
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	45	45
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 9.659% 12/4/2026[8,9]	64	60
KB Home 6.875% 6/15/2027	50	51
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	110	88
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030	245	181
Korea Development Bank 4.375% 2/15/2028	2,100	2,101
Korea Development Bank 4.375% 2/15/2033	2,010	1,983
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[7]	85	78
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[7]	140	122
LABL Escrow Issuer, LLC 10.50% 7/15/2027[7]	45	42
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[6,7]	250	250
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[6,7]	651	651
Lamar Media Corp. 3.75% 2/15/2028	135	125
Lamar Media Corp. 3.625% 1/15/2031	160	138
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[7]	140	128
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[7]	60	54
LCM Investments Holdings II, LLC 4.875% 5/1/2029[7]	110	92
Levi Strauss & Co. 3.50% 3/1/2031[7]	115	98
Lindblad Expeditions, LLC 6.75% 2/15/2027[7]	5	5
Lithia Motors, Inc. 4.625% 12/15/2027[7]	120	112
Live Nation Entertainment, Inc. 4.75% 10/15/2027[7]	130	120
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,158
LPL Holdings, Inc. 4.625% 11/15/2027[7]	410	388
LPL Holdings, Inc. 4.00% 3/15/2029[7]	25	23
LSB Industries, Inc. 6.25% 10/15/2028[7]	165	147
American Funds Insurance Series — Page 184 of 262

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
LSC Communications, Inc. 8.75% 10/15/2023[3,4,7]	USD 430	$1
Mallinckrodt PLC 10.00% 4/15/2025[7]	440	375
Marriott International, Inc. 2.75% 10/15/2033	5	4
Mastercard, Inc. 2.00% 11/18/2031	600	507
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[7]	41	41
Medline Borrower, LP, Term Loan, (3-month USD-LIBOR + 3.25%) 8.09% 10/23/2028[8,9]	55	54
Meituan Dianping 2.125% 10/28/2025	1,730	1,583
Methanex Corp. 5.125% 10/15/2027	55	52
Methanex Corp. 5.25% 12/15/2029	170	159
Mexico City Airport Trust 5.50% 7/31/2047	432	333
MGM Resorts International 5.50% 4/15/2027	90	87
Midas OpCo Holdings, LLC 5.625% 8/15/2029[7]	115	101
Mileage Plus Holdings, LLC 6.50% 6/20/2027[7]	60	59
Mineral Resources, Ltd. 8.00% 11/1/2027[7]	155	160
Mineral Resources, Ltd. 8.50% 5/1/2030[7]	25	26
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[7]	3,236	3,062
Mohegan Gaming & Entertainment 8.00% 2/1/2026[7]	11	10
Molina Healthcare, Inc. 4.375% 6/15/2028[7]	80	74
Molina Healthcare, Inc. 3.875% 11/15/2030[7]	75	65
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	1,941
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,099
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[7]	155	135
MSCI, Inc. 3.875% 2/15/2031[7]	255	227
MSCI, Inc. 3.625% 11/1/2031[7]	350	300
MSCI, Inc. 3.25% 8/15/2033[7]	33	27
Murphy Oil Corp. 5.625% 5/1/2027	15	15
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	44
Nabors Industries, Inc. 7.375% 5/15/2027[7]	55	54
National Financial Partners Corp. 6.875% 8/15/2028[7]	105	90
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[7]	135	104
Navient Corp. 5.00% 3/15/2027	45	40
Navient Corp. 4.875% 3/15/2028	145	122
NCL Corp., Ltd. 5.875% 2/15/2027[7]	80	75
NCR Corp. 5.25% 10/1/2030[7]	15	12
Neiman Marcus Group, LLC 7.125% 4/1/2026[7]	85	80
Netflix, Inc. 4.875% 4/15/2028	45	45
Netflix, Inc. 4.875% 6/15/2030[7]	225	224
New Fortress Energy, Inc. 6.75% 9/15/2025[7]	50	48
New Fortress Energy, Inc. 6.50% 9/30/2026[7]	255	235
New York Life Global Funding 1.20% 8/7/2030[7]	2,725	2,149
Newell Rubbermaid, Inc. 4.70% 4/1/2026	80	77
News Corp. 3.875% 5/15/2029[7]	60	53
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[7]	165	147
NGL Energy Operating, LLC 7.50% 2/1/2026[7]	215	208
Niagara Mohawk Power Corp. 3.508% 10/1/2024[7]	180	174
Northern Oil and Gas, Inc. 8.125% 3/1/2028[7]	150	149
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[7]	105	99
Nova Chemicals Corp. 5.25% 6/1/2027[7]	20	18
Novelis Corp. 4.75% 1/30/2030[7]	80	74
Novelis Corp. 3.875% 8/15/2031[7]	20	17
NuStar Logistics, LP 5.625% 4/28/2027	80	76
Oasis Petroleum, Inc. 6.375% 6/1/2026[7]	35	35
Occidental Petroleum Corp. 6.375% 9/1/2028	194	201
Occidental Petroleum Corp. 8.875% 7/15/2030	25	29
Occidental Petroleum Corp. 6.625% 9/1/2030	125	132
American Funds Insurance Series — Page 185 of 262

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 6.125% 1/1/2031	USD 65	$67
Occidental Petroleum Corp. 6.45% 9/15/2036	35	37
Occidental Petroleum Corp. 6.20% 3/15/2040	10	10
Occidental Petroleum Corp. 6.60% 3/15/2046	15	16
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	1,410	1,059
Oleoducto Central SA 4.00% 7/14/2027	630	539
Open Text Corp. 3.875% 2/15/2028[7]	25	22
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.407% 1/31/2030[8,9]	155	155
Option Care Health, Inc. 4.375% 10/31/2029[7]	25	22
Oracle Corp. 2.65% 7/15/2026	2,327	2,175
Oracle Corp. 3.25% 11/15/2027	1,880	1,768
Oracle Corp. 3.60% 4/1/2050	980	696
Oracle Corp. 3.95% 3/25/2051	22	17
Orange SA 9.00% 3/1/2031[1]	2,434	3,057
Oxford Finance, LLC 6.375% 2/1/2027[7]	30	28
Pacific Gas and Electric Co. 4.65% 8/1/2028	542	510
Pacific Gas and Electric Co. 3.30% 8/1/2040	6,850	4,870
Panama (Republic of) 3.75% 4/17/2026	465	441
Panama (Republic of) 6.40% 2/14/2035	850	888
Panther BF Aggregator 2, LP 6.25% 5/15/2026[7]	44	44
Panther BF Aggregator 2, LP 8.50% 5/15/2027[7]	50	50
Park Intermediate Holdings, LLC 4.875% 5/15/2029[7]	65	56
Party City Holdings, Inc. 8.75% 2/15/2026[3,7]	5	1
Party City Holdings, Inc., Term Loan DIP, 14.55% 6/18/2023[8,9]	1	1
Performance Food Group, Inc. 5.50% 10/15/2027[7]	11	11
Peru (Republic of) 2.392% 1/23/2026	500	472
Petrobras Global Finance Co. 6.75% 6/3/2050	29	26
Petrobras Global Finance Co. 5.50% 6/10/2051	21	16
Petróleos Mexicanos 4.625% 9/21/2023	714	709
Petróleos Mexicanos 4.875% 1/18/2024	1,700	1,678
Petróleos Mexicanos 6.875% 10/16/2025	660	653
Petróleos Mexicanos 6.84% 1/23/2030	681	565
Petróleos Mexicanos 6.70% 2/16/2032	779	621
PG&E Corp. 5.00% 7/1/2028	145	137
PG&E Corp. 5.25% 7/1/2030	175	163
Philip Morris International, Inc. 5.125% 11/17/2027	315	323
Philip Morris International, Inc. 5.625% 11/17/2029	420	439
Philip Morris International, Inc. 2.10% 5/1/2030	634	527
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,632
Picard Midco, Inc. 6.50% 3/31/2029[7]	235	208
Post Holdings, Inc. 5.625% 1/15/2028[7]	85	83
Post Holdings, Inc. 5.50% 12/15/2029[7]	80	75
Post Holdings, Inc. 4.625% 4/15/2030[7]	444	398
Procter & Gamble Company 3.00% 3/25/2030	338	317
PT Indonesia Asahan Aluminium Tbk 5.71% 11/15/2023	960	960
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/2030[7]	500	491
Qatar Energy 3.125% 7/12/2041[7]	2,895	2,267
Radiology Partners, Inc. 9.25% 2/1/2028[7]	245	136
Radiology Partners, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 8.885% 7/9/2025[8,9]	10	8
Range Resources Corp. 4.75% 2/15/2030[7]	145	132
Raptor Acquisition Corp. 4.875% 11/1/2026[7]	180	168
Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[7]	25	18
Regal Rexnord Corp. 6.40% 4/15/2033[7]	140	140
American Funds Insurance Series — Page 186 of 262

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[7]	USD 39	$40
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[7]	55	58
RLJ Lodging Trust, LP 4.00% 9/15/2029[7]	25	21
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[7]	20	18
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[7]	40	36
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[7]	75	66
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[7]	160	170
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[7]	4	4
RP Escrow Issuer, LLC 5.25% 12/15/2025[7]	190	144
Russian Federation 4.25% 6/23/2027[3,4]	1,400	84
Ryan Specialty Group, LLC 4.375% 2/1/2030[7]	45	39
Sabre GLBL, Inc. 11.25% 12/15/2027[7]	75	70
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,401
Scentre Group 3.50% 2/12/2025[7]	210	204
Scentre Group 3.75% 3/23/2027[7]	110	104
Scientific Games Corp. 7.00% 5/15/2028[7]	20	20
Scientific Games Holdings, LP 6.625% 3/1/2030[7]	46	41
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[7]	115	103
Scotts Miracle-Gro Co. 4.50% 10/15/2029	140	121
Scotts Miracle-Gro Co. 4.375% 2/1/2032	55	44
Sealed Air Corp. 6.125% 2/1/2028[7]	18	18
Sealed Air Corp. 5.00% 4/15/2029[7]	40	38
Serbia (Republic of) 6.25% 5/26/2028[7]	740	749
ServiceNow, Inc. 1.40% 9/1/2030	1,830	1,475
Simmons Foods, Inc. 4.625% 3/1/2029[7]	160	130
Singapore Airlines, Ltd. 3.375% 1/19/2029	3,710	3,443
Sirius XM Radio, Inc. 3.125% 9/1/2026[7]	50	45
Sirius XM Radio, Inc. 4.00% 7/15/2028[7]	195	168
Sirius XM Radio, Inc. 3.875% 9/1/2031[7]	170	132
SK hynix, Inc. 6.375% 1/17/2028[7]	1,155	1,162
SM Energy Co. 5.625% 6/1/2025	55	53
SM Energy Co. 6.50% 7/15/2028	45	43
Sonic Automotive, Inc. 4.625% 11/15/2029[7]	45	38
Sonic Automotive, Inc. 4.875% 11/15/2031[7]	20	16
Southern California Edison Co. 2.85% 8/1/2029	200	179
Southwestern Energy Co. 5.70% 1/23/2025[1]	110	110
Southwestern Energy Co. 8.375% 9/15/2028	30	32
Southwestern Energy Co. 5.375% 3/15/2030	135	127
Southwestern Energy Co. 4.75% 2/1/2032	105	93
Spirit AeroSystems, Inc. 9.375% 11/30/2029[7]	17	19
Sprint Corp. 7.625% 3/1/2026	130	138
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[3]	2,890	1,041
Stellantis Finance US, Inc. 1.711% 1/29/2027[7]	1,500	1,328
Stellantis Finance US, Inc. 5.625% 1/12/2028[7]	2,560	2,621
Stellantis Finance US, Inc. 2.691% 9/15/2031[7]	453	366
Stericycle, Inc. 3.875% 1/15/2029[7]	110	96
Sunoco, LP 4.50% 5/15/2029	290	267
Sunoco, LP 4.50% 4/30/2030	35	32
Surgery Center Holdings 10.00% 4/15/2027[7]	103	105
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]	12	1
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,7]	800	753
Talen Energy Corp. 7.25% 5/15/2027[7]	205	211
Tencent Holdings, Ltd. 3.24% 6/3/2050[7]	3,450	2,270
American Funds Insurance Series — Page 187 of 262

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp. 6.125% 10/1/2028	USD 25	$24
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	2,789	2,792
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	1,780	1,337
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	630	645
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.498% 9/29/2028[8,9]	245	223
T-Mobile US, Inc. 2.40% 3/15/2029	1,079	941
Toyota Motor Credit Corp. 3.375% 4/1/2030	453	427
TransDigm, Inc. 6.25% 3/15/2026[7]	65	65
TransDigm, Inc. 5.50% 11/15/2027	45	42
TransDigm, Inc. 4.875% 5/1/2029	80	71
Transocean Poseidon, Ltd. 6.875% 2/1/2027[7]	61	60
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[7]	102	105
Transocean, Inc. 8.75% 2/15/2030[7]	40	41
Transocean, Inc. 6.80% 3/15/2038	35	24
Treehouse Park Improvement Assn. No.1 - Anleihen 9.75% 12/1/2033[4,7]	100	88
Triumph Group, Inc. 9.00% 3/15/2028[7]	71	71
U.S. Treasury 1.875% 8/31/2024	4,515	4,363
U.S. Treasury 3.25% 8/31/2024	1,065	1,049
U.S. Treasury 0.25% 8/31/2025	17,459	16,001
U.S. Treasury 2.875% 11/30/2025	5,400	5,266
U.S. Treasury 0.375% 1/31/2026	8,910	8,092
U.S. Treasury 4.00% 2/15/2026	1,886	1,894
U.S. Treasury 0.75% 8/31/2026	4,361	3,943
U.S. Treasury 0.875% 9/30/2026	11,098	10,057
U.S. Treasury 1.125% 10/31/2026	1,698	1,549
U.S. Treasury 2.50% 3/31/2027	9,560	9,134
U.S. Treasury 4.00% 2/29/2028[12]	88,813	90,415
U.S. Treasury 1.625% 8/15/2029	10,760	9,602
U.S. Treasury 1.375% 11/15/2031[12]	19,063	16,093
U.S. Treasury 1.875% 2/15/2032	2,000	1,756
U.S. Treasury 2.875% 5/15/2032	1,930	1,837
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 1.125% 5/15/2040[12]	6,190	4,125
U.S. Treasury 1.75% 8/15/2041[12]	6,050	4,384
U.S. Treasury 3.00% 8/15/2048	5,045	4,410
U.S. Treasury 2.00% 8/15/2051	5,755	4,050
U.S. Treasury 3.00% 8/15/2052	6,370	5,597
U.S. Treasury 4.00% 11/15/2052[12]	25,852	27,439
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[5]	3,251	2,252
UBS Group AG 1.008% 7/30/2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,7]	1,950	1,912
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,7]	2,265	2,211
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 10.032% 5/3/2027[8,9]	75	72
Ukraine 7.75% 9/1/2024[3]	6,210	1,433
Ukraine 7.75% 9/1/2026[3]	1,570	301
Ukraine 6.876% 5/21/2031[3]	1,269	230
Uniform Mortgage-Backed Security 4.00% 4/1/2053[6,13]	1,180	1,129
Uniform Mortgage-Backed Security 4.50% 4/1/2053[6,13]	1,166	1,143
Uniform Mortgage-Backed Security 3.50% 5/1/2053[6,13]	3,990	3,710
Uniform Mortgage-Backed Security 4.00% 5/1/2053[6,13]	2,700	2,584
Uniform Mortgage-Backed Security 4.50% 5/1/2053[6,13]	19,089	18,709
Uniform Mortgage-Backed Security 5.00% 5/1/2053[6,13]	16,711	16,666
American Funds Insurance Series — Page 188 of 262

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.50% 5/1/2053[6,13]	USD 10,295	$10,397
United Natural Foods, Inc. 6.75% 10/15/2028[7]	235	219
Univision Communications, Inc. 4.50% 5/1/2029[7]	310	261
US Foods, Inc. 4.625% 6/1/2030[7]	35	32
Vail Resorts, Inc. 6.25% 5/15/2025[7]	120	120
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[7]	75	62
Valvoline, Inc. 3.625% 6/15/2031[7]	85	72
Venator Finance SARL 9.50% 7/1/2025[7]	185	116
Venator Finance SARL 5.75% 7/15/2025[7]	140	20
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[7]	35	32
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[7]	31	31
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[7]	125	110
Verizon Communications, Inc. 3.15% 3/22/2030	575	524
Verizon Communications, Inc. 2.55% 3/21/2031	2,100	1,790
VICI Properties, LP 4.375% 5/15/2025	1,563	1,515
VICI Properties, LP 4.625% 12/1/2029[7]	15	14
VICI Properties, LP 4.125% 8/15/2030[7]	420	371
VZ Secured Financing BV 5.00% 1/15/2032[7]	200	163
W&T Offshore, Inc. 11.75% 2/1/2026[7]	55	54
W. R. Grace Holdings, LLC 5.625% 8/15/2029[7]	20	17
Warner Music Group 3.75% 12/1/2029[7]	125	111
Warner Music Group 3.875% 7/15/2030[7]	135	119
Warner Music Group 3.00% 2/15/2031[7]	80	67
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[7]	917	819
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[7]	1,928	1,614
Warrior Met Coal, Inc. 7.875% 12/1/2028[7]	140	141
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[7]	320	303
WEA Finance, LLC 3.75% 9/17/2024[7]	535	507
Weatherford International, Ltd. 11.00% 12/1/2024[7]	4	4
Weatherford International, Ltd. 6.50% 9/15/2028[7]	65	65
Weatherford International, Ltd. 8.625% 4/30/2030[7]	93	95
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	5,788	5,466
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,421
WESCO Distribution, Inc. 7.125% 6/15/2025[7]	180	183
WESCO Distribution, Inc. 7.25% 6/15/2028[7]	200	206
Western Midstream Operating, LP 3.35% 2/1/2025[1]	85	81
Western Midstream Operating, LP 4.75% 8/15/2028	65	62
Western Midstream Operating, LP 6.15% 4/1/2033	30	30
Western Midstream Operating, LP 5.50% 2/1/2050[1]	25	21
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,7]	1,345	1,345
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,7]	278	278
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[6,7]	60	60
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,173
WeWork Companies, LLC 5.00% 7/10/2025[7]	50	25
Wyndham Destinations, Inc. 6.625% 7/31/2026[7]	35	35
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 3/1/2025[7]	110	108
Wynn Resorts Finance, LLC 7.125% 2/15/2031[7]	43	44
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 10.34% 9/1/2027[8,9]	110	107
Ziggo Bond Co. BV 5.125% 2/28/2030[7]	200	161
Ziggo Bond Finance BV 4.875% 1/15/2030[7]	300	256
		573,354
Total bonds, notes & other debt instruments (cost: $1,450,856,000)		1,321,356
American Funds Insurance Series — Page 189 of 262

unaudited
Investment funds 3.39% U.S. dollars 3.39%		Shares	Value (000)
Capital Group Central Corporate Bond Fund[14]		6,027,152	$50,688
Total investment funds (cost: $47,534,000)			50,688
Preferred securities 0.00% U.S. dollars 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[4,7,15]		48	29
Total preferred securities (cost: $49,000)			29
Common stocks 0.02% U.S. dollars 0.02%
Constellation Oil Services Holding SA, Class B-1[4,15]		1,214,969	134
Altera Infrastructure, LP4,15		1,308	110
Bighorn Permian Resources, LLC[4]		531	— [11]
Total common stocks (cost: $552,000)			244
Short-term securities 10.03% Bills & notes of governments & government agencies outside the U.S. 1.66%	Weighted average yield at acquisition	Principal amount (000)
Japan Treasury 2/20/2024	(0.103%)	JPY 3,277,100	24,717
Money market investments 8.37%		Shares
Capital Group Central Cash Fund 4.86%[14,16]		1,249,722	124,972
Total short-term securities (cost: $149,424,000)			149,689
Total investment securities 101.94% (cost: $1,648,415,000)			1,522,006
Other assets less liabilities (1.94)%			(28,962)
Net assets 100.00%			$1,493,044
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
30 Day Federal Funds Futures	Long	197	May 2023	USD 78,035	$81
2 Year Euro-Schatz Futures	Short	73	June 2023	(8,368)	(78)
2 Year U.S. Treasury Note Futures	Long	344	June 2023	71,020	(28)
5 Year Euro-Bobl Futures	Long	263	June 2023	33,622	(291)
5 Year U.S. Treasury Note Futures	Long	736	June 2023	80,598	1,063
10 Year Italy Government Bond Futures	Long	55	June 2023	6,880	266
10 Year Euro-Bund Futures	Short	145	June 2023	(21,361)	400
10 Year Japanese Government Bond Futures	Short	79	June 2023	(88,130)	(1,624)
10 Year Australian Treasury Bond Futures	Long	70	June 2023	5,750	116
10 Year U.S. Treasury Note Futures	Long	483	June 2023	55,507	1,444
10 Year Ultra U.S. Treasury Note Futures	Short	575	June 2023	(69,656)	(487)
10 Year UK Gilt Futures	Short	58	June 2023	(7,395)	(184)
20 Year U.S. Treasury Bond Futures	Long	81	June 2023	10,624	441
American Funds Insurance Series — Page 190 of 262

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
30 Year Euro-Buxl Futures	Long	65	June 2023	USD 9,930	$627
30 Year Ultra U.S. Treasury Bond Futures	Short	64	June 2023	(9,032)	17
					$1,763
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
EUR	23,570	USD	25,032	Morgan Stanley	4/6/2023	$538
USD	17,986	AUD	26,640	Barclays Bank PLC	4/6/2023	174
KRW	5,261,030	USD	3,987	Citibank	4/6/2023	43
HUF	1,284,310	EUR	3,363	JPMorgan Chase	4/6/2023	10
USD	1,650	KRW	2,147,484	Morgan Stanley	4/6/2023	5
USD	3,293	EUR	3,040	Standard Chartered Bank	4/6/2023	(4)
USD	447	EUR	420	Goldman Sachs	4/6/2023	(9)
USD	1,313	EUR	1,230	HSBC Bank	4/6/2023	(21)
USD	2,963	EUR	2,750	Bank of America	4/6/2023	(21)
USD	2,548	EUR	2,380	Bank of America	4/6/2023	(34)
USD	1,125	GBP	950	Goldman Sachs	4/6/2023	(47)
USD	2,265	HUF	818,090	BNP Paribas	4/6/2023	(65)
USD	6,405	AUD	9,680	Standard Chartered Bank	4/6/2023	(67)
USD	4,072	NZD	6,561	HSBC Bank	4/11/2023	(31)
MYR	25,590	USD	5,732	JPMorgan Chase	4/12/2023	81
USD	5,786	MYR	25,590	HSBC Bank	4/12/2023	(26)
JPY	7,451,098	USD	55,010	Morgan Stanley	4/13/2023	1,221
CNH	146,967	USD	21,128	HSBC Bank	4/13/2023	277
PLN	24,520	USD	5,526	JPMorgan Chase	4/13/2023	150
SEK	23,400	USD	2,191	Bank of America	4/13/2023	65
DKK	17,400	USD	2,475	Bank of New York Mellon	4/13/2023	60
PLN	3,330	USD	750	UBS AG	4/13/2023	21
HUF	772,970	EUR	2,009	BNP Paribas	4/13/2023	17
PLN	20,540	EUR	4,371	Goldman Sachs	4/13/2023	11
USD	1,147	JPY	152,510	Bank of America	4/13/2023	(4)
JPY	3,816,350	USD	28,085	HSBC Bank	4/14/2023	720
EUR	16,610	USD	17,773	UBS AG	4/14/2023	255
EUR	10,660	USD	11,446	JPMorgan Chase	4/14/2023	124
CNH	94,690	USD	13,706	BNP Paribas	4/14/2023	87
CNH	10,000	USD	1,453	HSBC Bank	4/14/2023	3
CZK	47,290	EUR	2,010	BNP Paribas	4/14/2023	2
USD	1,651	EUR	1,530	JPMorgan Chase	4/14/2023	(9)
SEK	22,100	USD	2,069	Bank of America	4/17/2023	63
NZD	1,070	USD	657	Morgan Stanley	4/17/2023	13
USD	807	KRW	1,049,220	Citibank	4/17/2023	3
KRW	8,431,290	USD	6,505	BNP Paribas	4/17/2023	(45)
CNH	234,750	USD	34,003	UBS AG	4/18/2023	200
CHF	2,790	USD	3,047	Bank of America	4/18/2023	9
PLN	18,110	EUR	3,855	Bank of New York Mellon	4/18/2023	6
American Funds Insurance Series — Page 191 of 262

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
DKK	46,980	EUR	6,315	Bank of America	4/18/2023	$(8)
USD	750	NOK	7,930	JPMorgan Chase	4/18/2023	(8)
USD	749	MXN	14,190	Goldman Sachs	4/18/2023	(36)
USD	3,606	CAD	4,970	Morgan Stanley	4/18/2023	(72)
USD	4,417	GBP	3,660	Bank of America	4/18/2023	(100)
USD	20,686	MXN	383,883	UBS AG	4/18/2023	(542)
JPY	182,300	USD	1,377	HSBC Bank	4/19/2023	— [11]
EUR	6,782	PLN	31,970	UBS AG	4/19/2023	(35)
THB	84,660	USD	2,424	Bank of America	4/20/2023	56
THB	86,210	USD	2,498	Bank of America	4/20/2023	27
THB	189,700	USD	5,443	Citibank	4/21/2023	115
CAD	12,823	USD	9,406	Bank of America	4/25/2023	86
USD	14,677	DKK	100,190	Goldman Sachs	4/25/2023	68
MYR	9,100	USD	2,038	JPMorgan Chase	4/25/2023	31
USD	122	MYR	540	HSBC Bank	4/25/2023	(1)
USD	974	GBP	790	Barclays Bank PLC	4/25/2023	(2)
USD	3,683	MXN	68,500	Morgan Stanley	4/25/2023	(100)
USD	529	BRL	2,699	Citibank	5/4/2023	— [11]
ILS	4,200	USD	1,155	Barclays Bank PLC	5/8/2023	14
USD	2,394	KRW	3,110,000	JPMorgan Chase	5/8/2023	8
JPY	495,000	USD	3,896	Bank of America	5/8/2023	(146)
KRW	2,855,970	USD	2,195	HSBC Bank	5/11/2023	(4)
USD	3,644	KRW	4,589,600	Standard Chartered Bank	5/15/2023	121
EUR	3,950	USD	4,256	Citibank	6/21/2023	48
USD	4,314	BRL	22,770	Citibank	6/30/2023	(102)
USD	2,439	BRL	13,000	Citibank	12/29/2023	(3)
USD	232	BRL	1,255	Citibank	1/2/2024	(3)
USD	4,287	BRL	23,130	Citibank	1/2/2024	(56)
USD	8,868	BRL	48,887	Citibank	1/2/2024	(312)
JPY	3,277,100	USD	25,661	HSBC Bank	2/16/2024	198
USD	25,879	JPY	3,277,100	HSBC Bank	2/16/2024	19
USD	25,676	JPY	3,277,100	HSBC Bank	2/20/2024	(196)
						$2,840
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD4,428	$(42)	$—	$(42)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	37,736	(362)	—	(362)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	13,908	(142)	—	(142)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	34,764	(353)	—	(353)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	5,734	(59)	—	(59)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	5,734	(59)	—	(59)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	6,295	(66)	—	(66)
American Funds Insurance Series — Page 192 of 262

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	NZD11,830	$(131)	$—	$(131)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	11,817	(139)	—	(139)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	12,043	(143)	—	(143)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	12,093	(144)	—	(144)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	10,675	(136)	—	(136)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	12,176	(154)	—	(154)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	12,163	(152)	—	(152)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	12,163	(153)	—	(153)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	13,521	(169)	—	(169)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(195)	—	(195)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(196)	—	(196)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	1,440	(17)	—	(17)
2.628%	Annual	SONIA	Annual	7/28/2024	GBP21,600	(627)	—	(627)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD23,220	18	—	18
4.0285%	Annual	SOFR	Annual	2/10/2026	37,540	264	—	264
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN47,800	(205)	—	(205)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026	48,400	(212)	—	(212)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026	58,800	(262)	—	(262)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,000	(54)	—	(54)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	13,900	(55)	—	(55)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,200	(57)	—	(57)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	43,000	(166)	—	(166)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	14,100	(54)	—	(54)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	27,800	(110)	—	(110)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	62,600	(233)	—	(233)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	172,500	(645)	—	(645)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	28,900	(64)	—	(64)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	43,375	(93)	—	(93)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	89,445	(208)	—	(208)
9.40%	28-day	28-day MXN-TIIE	28-day	2/16/2028	259,800	477	—	477
SOFR	Annual	3.29015%	Annual	1/13/2030	USD11,280	(16)	—	(16)
SOFR	Annual	3.4705%	Annual	2/10/2030	16,910	(214)	—	(214)
						$(5,328)	$—	$(5,328)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium (received) paid (000)	Unrealized depreciation at 3/31/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD3,402	$(51)	$(4)	$(47)
CDX.EM.39	1.00%	Quarterly	6/20/2028	7,150	412	537	(125)
					$361	$533	$(172)
American Funds Insurance Series — Page 193 of 262

unaudited
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[17] (000)	Value at 3/31/2023[18] (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2023 (000)
1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD67,201	$758	$329	$429
Investments in affiliates14

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Investment funds 3.39%
Capital Group Central Corporate Bond Fund	$48,676	$456	$—	$—	$1,556	$50,688	$456
Short-term securities 8.37%
Money market investments 8.37%
Capital Group Central Cash Fund 4.86%[16]	167	371,006	246,207	4	2	124,972	798
Total 11.76%				$4	$1,558	$175,660	$1,254
Restricted securities2

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	$5,664	$5,389	.36%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	3,240	2,153.14
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	6,019	5,305.36
JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1]	5/19/2020	3,386	3,015.20
Total		$18,309	$15,862	1.06%

American Funds Insurance Series — Page 194 of 262

unaudited
[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $15,862,000, which represented 1.06% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]	Value determined using significant unobservable inputs.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $99,714,000, which represented 6.68% of the net assets of the fund.

[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,014,000, which represented .13% of the net assets of the fund.

[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[11]	Amount less than one thousand.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,851,000, which represented .66% of the net assets of the fund.
[13]	Purchased on a TBA basis.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Security did not produce income during the last 12 months.
[16]	Rate represents the seven-day yield at 3/31/2023.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviations
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen

KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
RUB = Russian rubles
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
UAH = Ukrainian hryvnia
USD = U.S. dollars
ZAR = South African rand
American Funds Insurance Series — Page 195 of 262

American High-Income Trust®
Investment portfolio
March 31, 2023
unaudited

Bonds, notes & other debt instruments 88.08% Corporate bonds, notes & loans 88.00% Energy 15.14%	Principal amount (000)	Value (000)
Aethon United BR, LP / Aethon United Finance Corp. 8.25% 2/15/2026[1]	USD 295	$290
Antero Midstream Partners, LP 5.375% 6/15/2029[1]	570	537
Antero Resources Corp. 7.625% 2/1/2029[1]	244	250
Antero Resources Corp. 5.375% 3/1/2030[1]	230	214
Apache Corp. 6.00% 1/15/2037	165	154
Apache Corp. 5.10% 9/1/2040	1,000	849
Apache Corp. 4.75% 4/15/2043	265	199
Apache Corp. 5.35% 7/1/2049	325	252
Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 11/1/2025[1,2,3]	228	242
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	2,040	1,974
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	170	207
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	262
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	1,245	1,100
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,610	1,449
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]	496	492
Bonanza Creek Energy, Inc. 5.00% 10/15/2026[1]	905	852
California Resources Corp. 7.125% 2/1/2026[1]	390	395
Callon Petroleum Co. 7.50% 6/15/2030[1]	1,360	1,280
Centennial Resource Production, LLC 6.875% 4/1/2027[1]	440	431
Cheniere Energy Partners, LP 4.50% 10/1/2029	938	872
Cheniere Energy Partners, LP 4.00% 3/1/2031	413	368
Cheniere Energy Partners, LP 3.25% 1/31/2032	615	509
Cheniere Energy, Inc. 4.625% 10/15/2028	3,336	3,174
Chesapeake Energy Corp. 4.875% 4/15/2022[4]	4,300	75
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	1,000	985
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	1,905	1,816
Chesapeake Energy Corp. 6.75% 4/15/2029[1]	755	750
CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	241
CNX Resources Corp. 7.25% 3/14/2027[1]	1,168	1,163
CNX Resources Corp. 6.00% 1/15/2029[1]	1,804	1,689
CNX Resources Corp. 7.375% 1/15/2031[1]	966	953
Comstock Resources, Inc. 6.75% 3/1/2029[1]	980	898
Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,260	1,084
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[5]	3,146	1,862
Continental Resources, Inc. 5.75% 1/15/2031[1]	365	351
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,757	1,686
Crestwood Midstream Partners, LP 5.625% 5/1/2027[1]	290	280
Crestwood Midstream Partners, LP 6.00% 2/1/2029[1]	575	548
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]	1,675	1,710
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]	447	447
Devon Energy Corp. 5.875% 6/15/2028	202	206
Devon Energy Corp. 4.50% 1/15/2030	493	471
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[1,3,5]	68	66
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[5]	62	59
American Funds Insurance Series — Page 196 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
DT Midstream, Inc. 4.125% 6/15/2029[1]	USD 1,503	$1,319
DT Midstream, Inc. 4.375% 6/15/2031[1]	832	726
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	250	219
Energean Israel Finance, Ltd. 4.50% 3/30/2024[1]	425	417
Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]	1,080	1,003
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	80	70
Energean PLC 6.50% 4/30/2027[1]	380	349
EQM Midstream Partners, LP 4.125% 12/1/2026	222	202
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	405	407
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	2,345	2,275
EQM Midstream Partners, LP 5.50% 7/15/2028	881	801
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	835	711
EQM Midstream Partners, LP 7.50% 6/1/2030[1]	1,078	1,046
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,645	1,368
EQM Midstream Partners, LP 6.50% 7/15/2048	910	704
EQT Corp. 5.00% 1/15/2029	290	275
EQT Corp. 7.25% 2/1/2030[6]	300	314
EQT Corp. 3.625% 5/15/2031[1]	500	434
Genesis Energy, LP 6.50% 10/1/2025	1,886	1,829
Genesis Energy, LP 6.25% 5/15/2026	320	306
Genesis Energy, LP 8.00% 1/15/2027	2,825	2,796
Genesis Energy, LP 7.75% 2/1/2028	87	84
Genesis Energy, LP 8.875% 4/15/2030	1,000	1,013
Harbour Energy PLC 5.50% 10/15/2026[1]	1,545	1,354
Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,947	1,944
Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,279
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	630	587
Hess Midstream Partners, LP 5.125% 6/15/2028[1]	851	809
Hilcorp Energy I, LP 6.25% 11/1/2028[1]	145	138
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	908
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	851
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	723	668
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	835	773
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.375% 4/15/2027[1]	220	218
Howard Midstream Energy Partners, LLC 6.75% 1/15/2027[1]	120	113
Independence Energy Finance, LLC 7.25% 5/1/2026[1]	500	470
Murphy Oil Corp. 5.75% 8/15/2025	139	138
Murphy Oil Corp. 5.625% 5/1/2027	375	363
Murphy Oil Corp. 6.375% 7/15/2028	415	409
Murphy Oil USA, Inc. 4.75% 9/15/2029	820	748
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	1,065	898
Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,540	1,510
Nabors Industries, Ltd. 7.25% 1/15/2026[1]	320	306
Neptune Energy Group Holdings, Ltd. 6.625% 5/15/2025[1]	1,250	1,213
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,625	1,566
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	4,320	3,978
NGL Energy Operating, LLC 7.50% 2/1/2026[1]	8,670	8,373
NGL Energy Partners, LP 6.125% 3/1/2025	2,054	1,846
NGL Energy Partners, LP 7.50% 4/15/2026	650	563
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,890	1,877
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]	625	587
NuStar Logistics, LP 6.00% 6/1/2026	286	281
Oasis Petroleum, Inc. 6.375% 6/1/2026[1]	995	987
Occidental Petroleum Corp. 5.875% 9/1/2025	710	716
American Funds Insurance Series — Page 197 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 6.625% 9/1/2030	USD 990	$1,044
Occidental Petroleum Corp. 6.125% 1/1/2031	640	665
Occidental Petroleum Corp. 6.45% 9/15/2036	245	258
Occidental Petroleum Corp. 6.20% 3/15/2040	290	292
Occidental Petroleum Corp. 6.60% 3/15/2046	605	637
Parkland Corp. 4.625% 5/1/2030[1]	835	744
Patterson-UTI Energy, Inc. 5.15% 11/15/2029	80	74
PDC Energy, Inc. 5.75% 5/15/2026	600	585
Petrobras Global Finance Co. 6.75% 6/3/2050	288	255
Petrobras Global Finance Co. 5.50% 6/10/2051	202	157
Petróleos Mexicanos 4.875% 1/18/2024	223	220
Petróleos Mexicanos 6.875% 10/16/2025	350	347
Petróleos Mexicanos 8.75% 6/2/2029	732	681
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	320	301
Range Resources Corp. 4.875% 5/15/2025	362	355
Range Resources Corp. 8.25% 1/15/2029	900	949
Range Resources Corp. 4.75% 2/15/2030[1]	970	885
Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]	550	491
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	371	358
Sanchez Energy Corp. 7.25% 2/15/2023[1,4]	739	7
SM Energy Co. 5.625% 6/1/2025	430	417
Southwestern Energy Co. 5.375% 2/1/2029	340	321
Southwestern Energy Co. 5.375% 3/15/2030	2,725	2,565
Southwestern Energy Co. 4.75% 2/1/2032	1,225	1,083
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% 6/1/2031[1]	335	293
Sunoco, LP 6.00% 4/15/2027	547	541
Sunoco, LP 5.875% 3/15/2028	290	279
Sunoco, LP 4.50% 5/15/2029	1,970	1,811
Sunoco, LP 4.50% 4/30/2030	1,680	1,521
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	85	85
Targa Resources Partners, LP 6.50% 7/15/2027	133	136
Targa Resources Partners, LP 6.875% 1/15/2029	915	934
Targa Resources Partners, LP 5.50% 3/1/2030	802	785
Targa Resources Partners, LP 4.875% 2/1/2031	695	651
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	375	368
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	1,032	1,063
Transocean, Inc. 7.25% 11/1/2025[1]	500	473
Transocean, Inc. 11.50% 1/30/2027[1]	245	253
Transocean, Inc. 8.75% 2/15/2030[1]	529	540
Transocean, Inc. 6.80% 3/15/2038	540	375
USA Compression Partners, LP 6.875% 4/1/2026	669	651
USA Compression Partners, LP 6.875% 9/1/2027	247	236
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	575	580
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	2,795	2,458
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,150	967
W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	348
Weatherford International, Ltd. 11.00% 12/1/2024[1]	155	159
Weatherford International, Ltd. 6.50% 9/15/2028[1]	2,130	2,136
Weatherford International, Ltd. 8.625% 4/30/2030[1]	3,721	3,810
Western Gas Partners, LP 3.95% 6/1/2025	65	62
Western Gas Partners, LP 4.50% 3/1/2028	979	927
Western Midstream Operating, LP 3.35% 2/1/2025[6]	450	430
Western Midstream Operating, LP 4.30% 2/1/2030[6]	480	437
American Funds Insurance Series — Page 198 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Western Midstream Operating, LP 6.15% 4/1/2033	USD 302	$307
Western Midstream Operating, LP 5.50% 2/1/2050[6]	965	820
		126,958
Consumer discretionary 11.79%
Adient Global Holdings, Ltd. 4.875% 8/15/2026[1]	525	507
Affinity Interactive 6.875% 12/15/2027[1]	635	567
Allied Universal Holdco, LLC 6.625% 7/15/2026[1]	508	489
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	866	773
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	490	415
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	2,790	2,086
Asbury Automotive Group, Inc. 4.50% 3/1/2028	250	228
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,545	1,385
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	1,310	1,149
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	280	235
AutoNation, Inc. 2.40% 8/1/2031	610	470
Bath & Body Works, Inc. 6.875% 11/1/2035	936	845
Bath & Body Works, Inc. 6.75% 7/1/2036	655	586
Beazer Homes USA, Inc. 5.875% 10/15/2027	540	493
Boyd Gaming Corp. 4.75% 12/1/2027	441	423
Boyd Gaming Corp. 4.75% 6/15/2031[1]	345	314
Boyne USA, Inc. 4.75% 5/15/2029[1]	650	581
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]	1,085	1,086
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	1,609	1,409
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	2,140	2,179
Caesars Entertainment, Inc., Term Loan B, (USD-SOFR + 3.25%) 7.00% 2/1/2029[1,2,3]	391	390
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	345	345
Carnival Corp. 10.50% 2/1/2026[1]	1,405	1,465
Carnival Corp. 4.00% 8/1/2028[1]	3,000	2,586
CDI Escrow Issuer, Inc. 5.75% 4/1/2030[1]	615	595
CEC Entertainment, Inc. 6.75% 5/1/2026[1]	320	304
Dana, Inc. 4.25% 9/1/2030	115	92
Dana, Inc. 4.50% 2/15/2032	375	296
Empire Resorts, Inc. 7.75% 11/1/2026[1]	470	389
Everi Holdings, Inc. 5.00% 7/15/2029[1]	95	85
Fertitta Entertainment, Inc. 4.625% 1/15/2029[1]	1,405	1,235
Fertitta Entertainment, Inc. 6.75% 1/15/2030[1]	4,400	3,624
First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,210	1,054
Ford Motor Co. 6.10% 8/19/2032	695	674
Ford Motor Credit Company, LLC 5.125% 6/16/2025	1,545	1,515
Ford Motor Credit Company, LLC 3.375% 11/13/2025	465	436
Ford Motor Credit Company, LLC 4.542% 8/1/2026	1,460	1,386
Ford Motor Credit Company, LLC 2.70% 8/10/2026	350	312
Ford Motor Credit Company, LLC 4.271% 1/9/2027	525	490
Ford Motor Credit Company, LLC 4.125% 8/17/2027	835	766
Ford Motor Credit Company, LLC 3.815% 11/2/2027	880	790
Ford Motor Credit Company, LLC 2.90% 2/16/2028	300	258
Ford Motor Credit Company, LLC 4.00% 11/13/2030	570	485
Group 1 Automotive, Inc. 4.00% 8/15/2028[1]	380	335
Hanesbrands, Inc. 4.875% 5/15/2026[1]	894	848
Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,295	1,327
Hanesbrands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.75%) 8.557% 3/8/2030[2,3]	611	610
Hilton Grand Vacations Borrower 5.00% 6/1/2029[1]	591	526
American Funds Insurance Series — Page 199 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hilton Worldwide Holdings, Inc. 3.75% 5/1/2029[1]	USD 200	$179
Hilton Worldwide Holdings, Inc. 4.875% 1/15/2030	408	391
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[1]	1,045	916
International Game Technology PLC 6.50% 2/15/2025[1]	651	659
International Game Technology PLC 4.125% 4/15/2026[1]	915	884
International Game Technology PLC 5.25% 1/15/2029[1]	2,675	2,564
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]	909	795
KB Home 6.875% 6/15/2027	330	336
KB Home 7.25% 7/15/2030	330	335
Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	318
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	3,736	3,130
Levi Strauss & Co. 3.50% 3/1/2031[1]	820	700
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	199
Lithia Motors, Inc. 4.625% 12/15/2027[1]	365	340
Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,370	1,187
Lithia Motors, Inc. 4.375% 1/15/2031[1]	830	716
LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2/15/2026[1]	335	305
M.D.C. Holdings, Inc. 6.00% 1/15/2043	573	499
Marriott International, Inc. 3.50% 10/15/2032	470	412
Marriott International, Inc. 2.75% 10/15/2033	430	348
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	1,055	899
Melco International Development, Ltd. 4.875% 6/6/2025[1]	800	753
Melco International Development, Ltd. 5.75% 7/21/2028[1]	595	515
Merlin Entertainment 5.75% 6/15/2026[1]	492	467
MGM Resorts International 5.50% 4/15/2027	200	194
Mohegan Gaming & Entertainment 8.00% 2/1/2026[1]	37	34
Motel 6 Operating, LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 9.719% 9/9/2026[2,3]	473	471
NCL Corp., Ltd. 3.625% 12/15/2024[1]	300	279
NCL Corp., Ltd. 5.875% 3/15/2026[1]	405	345
NCL Corp., Ltd. 5.875% 2/15/2027[1]	1,510	1,410
NCL Corp., Ltd. 7.75% 2/15/2029[1]	360	309
Neiman Marcus Group, LLC 7.125% 4/1/2026[1]	1,650	1,551
Panther BF Aggregator 2, LP 6.25% 5/15/2026[1]	140	140
Panther BF Aggregator 2, LP 8.50% 5/15/2027[1]	180	181
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[1,3,4]	240	34
Party City Holdings, Inc. 8.75% 2/15/2026[1,4]	7,577	1,146
Party City Holdings, Inc. 6.625% 8/1/2026[1,4]	500	5
Party City Holdings, Inc., Term Loan DIP, 14.55% 6/18/2023[2,3]	1,356	1,403
Penske Automotive Group, Inc. 3.75% 6/15/2029	670	579
PetSmart, Inc. 4.75% 2/15/2028[1]	960	902
PetSmart, Inc. 7.75% 2/15/2029[1]	1,190	1,169
Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]	310	229
QVC, Inc. 4.85% 4/1/2024	900	721
Rakuten Group, Inc. 10.25% 11/30/2024[1]	400	381
Raptor Acquisition Corp. 4.875% 11/1/2026[1]	550	512
Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[1]	115	85
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[1]	2,371	2,530
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	1,820	1,636
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	715	670
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]	1,365	1,217
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	1,940	1,589
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	1,525	1,348
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	1,775	1,856
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	1,010	1,074
American Funds Insurance Series — Page 200 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	USD 553	$557
Sally Holdings, LLC 5.625% 12/1/2025	1,030	1,015
Scientific Games Corp. 8.625% 7/1/2025[1]	1,215	1,245
Scientific Games Corp. 7.00% 5/15/2028[1]	985	976
Scientific Games Corp. 7.25% 11/15/2029[1]	960	963
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	1,135	1,004
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,565	1,313
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,180	1,760
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	84
The Gap, Inc. 3.625% 10/1/2029[1]	170	121
The Gap, Inc. 3.875% 10/1/2031[1]	108	75
The Home Co., Inc. 7.25% 10/15/2025[1]	395	366
Travel + Leisure Co. 4.50% 12/1/2029[1]	785	682
Universal Entertainment Corp. 8.50% 12/11/2024[1]	2,945	2,775
Vail Resorts, Inc. 6.25% 5/15/2025[1]	315	316
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	1,245	1,179
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 9.316% 5/11/2028[2,3]	946	679
Wyndham Destinations, Inc. 6.625% 7/31/2026[1]	460	462
Wyndham Worldwide Corp. 4.375% 8/15/2028[1]	910	839
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	438
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	251
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 10.34% 9/1/2027[2,3]	465	454
		98,839
Communication services 10.59%
Altice France Holding SA 10.50% 5/15/2027[1]	1,080	827
Altice France Holding SA 5.125% 7/15/2029[1]	1,677	1,264
Brightstar Escrow Corp. 9.75% 10/15/2025[1]	140	127
CCO Holdings, LLC 5.00% 2/1/2028[1]	586	541
CCO Holdings, LLC 6.375% 9/1/2029[1]	300	287
CCO Holdings, LLC 4.75% 3/1/2030[1]	3,437	2,982
CCO Holdings, LLC 4.50% 8/15/2030[1]	3,029	2,563
CCO Holdings, LLC 4.25% 2/1/2031[1]	3,165	2,592
CCO Holdings, LLC 4.75% 2/1/2032[1]	2,504	2,106
CCO Holdings, LLC 4.50% 5/1/2032	794	650
CCO Holdings, LLC 4.50% 6/1/2033[1]	1,330	1,072
CCO Holdings, LLC 4.25% 1/15/2034[1]	2,040	1,598
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 5/1/2026[1]	102	99
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 6/1/2029[1]	360	331
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031	140	113
Centerfield Media Parent, Inc. 6.625% 8/1/2026[1]	960	625
Clear Channel Worldwide Holdings, Inc. 7.75% 4/15/2028[1]	570	428
Clear Channel Worldwide Holdings, Inc. 7.50% 6/1/2029[1]	315	224
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	450	420
Connect Finco SARL 6.75% 10/1/2026[1]	725	682
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	153
CSC Holdings, LLC 6.50% 2/1/2029[1]	600	499
Diamond Sports Group, LLC 5.375% 8/15/2026[1,4]	503	28
Diamond Sports Group, LLC 6.625% 8/15/2027[1,4]	1,056	15
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	2,550	2,312
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 9.84% 8/2/2027[2,3]	1,613	1,557
DISH Network Corp. 11.75% 11/15/2027[1]	5,765	5,598
Embarq Corp. 7.995% 6/1/2036	3,354	1,413
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 12.59% 7/31/2028[2,3]	365	364
American Funds Insurance Series — Page 201 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 5.875% 10/15/2027[1]	USD 1,755	$1,597
Frontier Communications Corp. 5.00% 5/1/2028[1]	3,980	3,458
Frontier Communications Corp. 6.75% 5/1/2029[1]	1,990	1,579
Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,390	1,061
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	750	571
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	970	967
Gray Escrow II, Inc. 5.375% 11/15/2031[1]	925	615
Gray Television, Inc. 5.875% 7/15/2026[1]	703	609
Gray Television, Inc. 7.00% 5/15/2027[1]	1,018	853
Gray Television, Inc. 4.75% 10/15/2030[1]	397	264
iHeartCommunications, Inc. 5.25% 8/15/2027[1]	1,495	1,224
iHeartCommunications, Inc. 4.75% 1/15/2028[1]	250	198
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 9.659% 12/4/2026[2,3]	384	360
Lamar Media Corp. 3.75% 2/15/2028	61	56
Lamar Media Corp. 4.875% 1/15/2029	300	283
Lamar Media Corp. 4.00% 2/15/2030	260	231
Lamar Media Corp. 3.625% 1/15/2031	250	215
Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	294
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,5]	2,374	730
Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]	425	381
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	2,880	2,529
Netflix, Inc. 4.875% 4/15/2028	310	309
News Corp. 3.875% 5/15/2029[1]	2,097	1,866
News Corp. 5.125% 2/15/2032[1]	1,760	1,653
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[1]	3,150	2,805
Nexstar Escrow Corp. 5.625% 7/15/2027[1]	324	300
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	680	534
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	2,530	2,285
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	2,670	2,296
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	745	610
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	2,590	2,016
Sprint Corp. 7.625% 3/1/2026	480	508
Sprint Corp. 6.875% 11/15/2028	1,256	1,351
Sprint Corp. 8.75% 3/15/2032	1,751	2,134
TEGNA, Inc. 5.00% 9/15/2029	366	317
T-Mobile US, Inc. 3.375% 4/15/2029	860	785
Univision Communications, Inc. 5.125% 2/15/2025[1]	3,195	3,142
Univision Communications, Inc. 6.625% 6/1/2027[1]	3,150	2,990
Univision Communications, Inc. 4.50% 5/1/2029[1]	5,590	4,702
Univision Communications, Inc. 7.375% 6/30/2030[1]	1,430	1,353
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.148% 6/24/2029[2,3]	69	69
UPC Broadband Finco BV 4.875% 7/15/2031[1]	430	372
Virgin Media O2 4.25% 1/31/2031[1]	1,975	1,683
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	590	508
VZ Secured Financing BV 5.00% 1/15/2032[1]	1,060	866
Warner Music Group 3.75% 12/1/2029[1]	1,570	1,393
Warner Music Group 3.875% 7/15/2030[1]	580	510
Warner Music Group 3.00% 2/15/2031[1]	225	188
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[1]	190	170
Ziggo Bond Co. BV 5.125% 2/28/2030[1]	419	337
Ziggo Bond Finance BV 4.875% 1/15/2030[1]	1,350	1,152
		88,749
American Funds Insurance Series — Page 202 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 9.91%	Principal amount (000)	Value (000)
1375209 B.C., Ltd. 9.00% 1/30/2028[1]	USD 720	$715
AdaptHealth, LLC 6.125% 8/1/2028[1]	440	404
AdaptHealth, LLC 5.125% 3/1/2030[1]	1,015	862
Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,145	2,034
Avantor Funding, Inc. 3.875% 11/1/2029[1]	500	448
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	1,789	1,329
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	252	115
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,591	1,268
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	245	159
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	865	540
Bausch Health Companies, Inc. 7.00% 1/15/2028[1]	413	167
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	982	374
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	3,390	2,003
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	131
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,712	641
Bausch Health Companies, Inc. 14.00% 10/15/2030[1]	550	312
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	3,762	1,458
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	290	283
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	195	172
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	2,020	1,777
Centene Corp. 4.25% 12/15/2027	344	332
Centene Corp. 2.45% 7/15/2028	1,980	1,724
Centene Corp. 4.625% 12/15/2029	1,785	1,680
Centene Corp. 3.375% 2/15/2030	422	369
Centene Corp. 3.00% 10/15/2030	295	249
Centene Corp. 2.50% 3/1/2031	1,245	1,009
Centene Corp. 2.625% 8/1/2031	825	669
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	761	713
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	680	604
Charles River Laboratories International, Inc. 4.00% 3/15/2031[1]	165	145
Community Health Systems, Inc. 8.00% 3/15/2026[1]	580	561
Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,645	1,446
Community Health Systems, Inc. 6.00% 1/15/2029[1]	348	295
Community Health Systems, Inc. 6.875% 4/15/2029[1]	240	149
Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,370	1,076
Community Health Systems, Inc. 4.75% 2/15/2031[1]	100	74
DaVita, Inc. 4.625% 6/1/2030[1]	850	726
Endo DAC 6.00% 6/30/2028[1,4]	2,313	179
Endo DAC / Endo Finance, LLC / Endo Finco 9.50% 7/31/2027[1,4]	311	24
Endo International PLC 5.875% 10/15/2024[1]	520	388
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/2029[1]	660	489
Grifols Escrow Issuer SA 4.75% 10/15/2028[1]	630	517
HCA, Inc. 5.625% 9/1/2028	1,300	1,316
HCA, Inc. 5.875% 2/1/2029	255	261
HCA, Inc. 3.50% 9/1/2030	1,215	1,083
HCA, Inc. 4.625% 3/15/2052[1]	233	194
HCA, Inc. 7.50% 11/15/2095	250	275
HealthEquity, Inc. 4.50% 10/1/2029[1]	795	707
IMS Health Holdings, Inc. 5.00% 10/15/2026[1]	823	805
Jazz Securities DAC 4.375% 1/15/2029[1]	461	425
Mallinckrodt PLC 10.00% 4/15/2025[1]	939	800
Medline Borrower, LP, Term Loan, (3-month USD-LIBOR + 3.25%) 8.09% 10/23/2028[2,3]	424	414
Minerva Merger Sub, Inc. 6.50% 2/15/2030[1]	640	520
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	1,055	982
American Funds Insurance Series — Page 203 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	USD 3,034	$2,650
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,275	1,914
Mozart Debt Merger Sub, Inc. 3.875% 4/1/2029[1]	220	191
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[1]	1,810	1,572
Option Care Health, Inc. 4.375% 10/31/2029[1]	290	256
Owens & Minor, Inc. 4.375% 12/15/2024	1,185	1,145
Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,545	1,207
Owens & Minor, Inc. 6.625% 4/1/2030[1]	2,255	1,938
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]	5,315	3,959
Radiology Partners, Inc. 9.25% 2/1/2028[1]	1,873	1,037
Radiology Partners, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 8.885% 7/9/2025[2,3]	95	77
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]	1,175	891
Select Medical Holdings Corp. 6.25% 8/15/2026[1]	554	538
Surgery Center Holdings 10.00% 4/15/2027[1]	244	249
Syneos Health, Inc. 3.625% 1/15/2029[1]	310	255
Team Health Holdings, Inc. 6.375% 2/1/2025[1]	244	147
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.057% 3/2/2027[2,3]	275	192
Tenet Healthcare Corp. 4.625% 7/15/2024	130	128
Tenet Healthcare Corp. 4.875% 1/1/2026	5,600	5,496
Tenet Healthcare Corp. 6.25% 2/1/2027	500	492
Tenet Healthcare Corp. 5.125% 11/1/2027	265	255
Tenet Healthcare Corp. 4.625% 6/15/2028	890	822
Tenet Healthcare Corp. 6.125% 10/1/2028	740	710
Tenet Healthcare Corp. 4.25% 6/1/2029	990	897
Tenet Healthcare Corp. 4.375% 1/15/2030	1,340	1,204
Tenet Healthcare Corp. 6.875% 11/15/2031	100	96
Teva Pharmaceutical Finance Co. BV 2.80% 7/21/2023	383	379
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	2,312	2,314
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	3,314	3,002
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027	1,245	1,164
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	1,213	1,215
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	5,440	4,933
Teva Pharmaceutical Finance Co. BV 7.875% 9/15/2029	400	419
Teva Pharmaceutical Finance Co. BV 8.125% 9/15/2031	1,054	1,108
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	602	402
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[1]	4,190	3,450
		83,096
Materials 9.57%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	504
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]	430	383
Allegheny Technologies, Inc. 4.875% 10/1/2029	1,105	1,007
Allegheny Technologies, Inc. 5.125% 10/1/2031	1,110	1,012
ArcelorMittal 7.00% 10/15/2039	488	514
ArcelorMittal 6.75% 3/1/2041	755	767
Ardagh Group SA 6.50% Cash 6/30/2027[1,5]	422	323
Ardagh Metal Packaging Finance USA, LLC 6.00% 6/15/2027[1]	200	198
Ardagh Metal Packaging Finance USA, LLC 3.25% 9/1/2028[1]	285	246
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[1]	855	670
Ardagh Packaging Finance PLC 4.125% 8/15/2026[1]	545	509
Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]	500	395
Avient Corp. 7.125% 8/1/2030[1]	335	346
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	460	438
American Funds Insurance Series — Page 204 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Ball Corp. 6.875% 3/15/2028	USD 1,065	$1,103
Ball Corp. 2.875% 8/15/2030	160	133
Ball Corp. 3.125% 9/15/2031	1,320	1,094
CAN-PACK SA 3.875% 11/15/2029[1]	1,300	1,054
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]	487	496
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	297	291
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	3,243	3,214
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	1,981	1,820
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,155	1,962
CROWN Americas, LLC 5.25% 4/1/2030	240	231
CVR Partners, LP 6.125% 6/15/2028[1]	1,125	999
Element Solutions, Inc. 3.875% 9/1/2028[1]	410	360
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]	3,893	3,894
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]	3,351	3,254
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,610	7,343
Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	405
Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	385
FXI Holdings, Inc. 7.875% 11/1/2024[1]	6,248	5,835
FXI Holdings, Inc. 12.25% 11/15/2026[1]	8,023	7,140
Graphic Packaging International, LLC 3.75% 2/1/2030[1]	490	426
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.454% 3/15/2029[2,3]	452	407
INEOS Finance PLC 6.75% 5/15/2028[1]	500	483
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	569
LABL, Inc. 5.875% 11/1/2028[1]	730	650
LABL, Inc. 9.50% 11/1/2028[1]	162	164
LABL, Inc. 8.25% 11/1/2029[1]	995	850
LSB Industries, Inc. 6.25% 10/15/2028[1]	2,445	2,178
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	382
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	625	578
Methanex Corp. 5.125% 10/15/2027	3,875	3,656
Methanex Corp. 5.25% 12/15/2029	637	596
Methanex Corp. 5.65% 12/1/2044	465	383
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,292	1,330
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	1,270	1,305
Nova Chemicals Corp. 4.875% 6/1/2024[1]	760	751
Nova Chemicals Corp. 5.25% 6/1/2027[1]	1,560	1,424
Nova Chemicals Corp. 4.25% 5/15/2029[1]	1,915	1,568
Novelis Corp. 3.25% 11/15/2026[1]	825	755
Novelis Corp. 4.75% 1/30/2030[1]	563	518
Novelis Corp. 3.875% 8/15/2031[1]	1,122	947
Olin Corp. 5.625% 8/1/2029	200	193
Olin Corp. 5.00% 2/1/2030	180	169
Owens-Illinois, Inc. 5.875% 8/15/2023[1]	191	191
Owens-Illinois, Inc. 6.375% 8/15/2025[1]	265	265
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	589
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	1,225	1,015
Scotts Miracle-Gro Co. 4.50% 10/15/2029	379	326
Scotts Miracle-Gro Co. 4.375% 2/1/2032	455	366
Sealed Air Corp. 4.00% 12/1/2027[1]	316	295
Sealed Air Corp. 6.125% 2/1/2028[1]	797	807
Sealed Air Corp. 5.00% 4/15/2029[1]	690	649
SPCM SA 3.375% 3/15/2030[1]	400	330
Summit Materials, LLC 6.50% 3/15/2027[1]	360	357
Summit Materials, LLC 5.25% 1/15/2029[1]	755	715
American Funds Insurance Series — Page 205 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Trivium Packaging BV 5.50% 8/15/2026[1]	USD 330	$317
Trivium Packaging BV 8.50% 8/15/2027[1]	903	823
Tronox, Ltd. 4.625% 3/15/2029[1]	730	612
Valvoline, Inc. 4.25% 2/15/2030[1]	353	346
Valvoline, Inc. 3.625% 6/15/2031[1]	410	349
Venator Finance SARL 9.50% 7/1/2025[1]	1,763	1,102
Venator Finance SARL 5.75% 7/15/2025[1]	3,501	509
Venator Finance SARL, Term Loan, (3-month USD-LIBOR + 3.00%) 8.159% 8/8/2024[2,3]	150	99
W. R. Grace Holdings, LLC 5.625% 8/15/2029[1]	295	251
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	1,305	1,314
		80,234
Industrials 8.68%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	755	744
ADT Security Corp. 4.125% 8/1/2029[1]	200	179
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[1]	1,235	1,055
Ashtead Capital, Inc. 5.50% 8/11/2032[1]	600	591
Atkore, Inc. 4.25% 6/1/2031[1]	385	337
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 10.385% 9/21/2029[2,3]	3,374	3,318
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	830
Avis Budget Group, Inc. 5.375% 3/1/2029[1]	1,215	1,130
Avolon Holdings Funding, Ltd. 5.25% 5/15/2024[1]	660	654
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,777
BlueLinx Holdings, Inc. 6.00% 11/15/2029[1]	385	318
Bombardier, Inc. 7.50% 3/15/2025[1]	256	256
Bombardier, Inc. 7.125% 6/15/2026[1]	3,395	3,410
Bombardier, Inc. 7.875% 4/15/2027[1]	2,108	2,136
Bombardier, Inc. 6.00% 2/15/2028[1]	1,335	1,302
Bombardier, Inc. 7.50% 2/1/2029[1]	457	467
Bombardier, Inc. 7.45% 5/1/2034[1]	115	129
BWX Technologies, Inc. 4.125% 6/30/2028[1]	515	464
BWX Technologies, Inc. 4.125% 4/15/2029[1]	1,005	892
Chart Industries, Inc. 7.50% 1/1/2030[1]	523	541
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	1,595	1,425
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	985	892
Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	740
Clean Harbors, Inc. 5.125% 7/15/2029[1]	265	253
Clean Harbors, Inc. 6.375% 2/1/2031[1]	601	614
CoreLogic, Inc. 4.50% 5/1/2028[1]	4,279	3,251
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.375% 6/4/2029[2,3]	660	493
Covanta Holding Corp. 4.875% 12/1/2029[1]	1,105	984
Covanta Holding Corp. 5.00% 9/1/2030	1,455	1,255
Dun & Bradstreet Corp. 5.00% 12/15/2029[1]	1,235	1,071
Garda World Security Corp. 6.00% 6/1/2029[1]	150	119
GFL Environmental, Inc. 3.50% 9/1/2028[1]	470	426
Harsco Corp. 5.75% 7/31/2027[1]	395	311
Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	193
Howmet Aerospace, Inc. 5.95% 2/1/2037	455	459
Icahn Enterprises Finance Corp. 4.75% 9/15/2024	1,080	1,055
Icahn Enterprises, LP 5.25% 5/15/2027	277	260
Icahn Enterprises, LP 4.375% 2/1/2029	675	581
LABL Escrow Issuer, LLC 10.50% 7/15/2027[1]	1,630	1,510
LSC Communications, Inc. 8.75% 10/15/2023[1,4,7]	8,933	27
American Funds Insurance Series — Page 206 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.75% 9/30/2022[2,3,4,7]	USD 301	$1
Masonite International Corp. 3.50% 2/15/2030[1]	530	440
MasTec, Inc. 4.50% 8/15/2028[1]	460	426
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	3,346	3,338
Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	246
Park River Holdings, Inc. 5.625% 2/1/2029[1]	775	529
PGT Innovations, Inc. 4.375% 10/1/2029[1]	1,125	1,018
Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	476
PM General Purchaser, LLC 9.50% 10/1/2028[1]	2,468	2,263
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	475	426
R.R. Donnelley & Sons Co. 6.125% 11/1/2026[1]	375	377
Regal Rexnord Corp. 6.40% 4/15/2033[1]	955	957
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	906	934
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	3,183	3,340
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	170	152
Rolls-Royce PLC 5.75% 10/15/2027[1]	515	514
Sabre GLBL, Inc. 7.375% 9/1/2025[1]	133	119
Sabre GLBL, Inc. 11.25% 12/15/2027[1]	877	818
Sabre Holdings Corp. 9.25% 4/15/2025[1]	1,152	1,086
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	500	438
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	975	942
Spirit AeroSystems, Inc. 7.50% 4/15/2025[1]	175	175
Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,410	1,197
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	1,096	1,197
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.50%) 9.176% 1/15/2027[2,3]	765	766
SRS Distribution, Inc. 4.625% 7/1/2028[1]	480	427
Stericycle, Inc. 5.375% 7/15/2024[1]	585	581
Stericycle, Inc. 3.875% 1/15/2029[1]	940	822
The Brink’s Co. 4.625% 10/15/2027[1]	719	678
The Hertz Corp. 5.00% 12/1/2029[1]	380	315
Titan International, Inc. 7.00% 4/30/2028	750	676
TransDigm, Inc. 6.25% 3/15/2026[1]	1,638	1,641
TransDigm, Inc. 6.875% 5/15/2026	710	700
TransDigm, Inc. 6.375% 6/15/2026	240	235
TransDigm, Inc. 5.50% 11/15/2027	1,030	972
TransDigm, Inc. 6.75% 8/15/2028[1]	690	698
Triumph Group, Inc. 7.75% 8/15/2025	685	629
Triumph Group, Inc. 9.00% 3/15/2028[1]	1,337	1,340
United Airlines, Inc. 4.375% 4/15/2026[1]	285	273
United Airlines, Inc. 4.625% 4/15/2029[1]	505	457
United Rentals, Inc. 6.00% 12/15/2029[1]	115	117
United Rentals, Inc. 3.875% 2/15/2031	525	464
United Rentals, Inc. 3.75% 1/15/2032	450	388
Vertical U.S. Newco, Inc. 5.25% 7/15/2027[1]	1,495	1,413
WESCO Distribution, Inc. 7.125% 6/15/2025[1]	675	687
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	580	596
		72,733
Financials 7.28%
Advisor Group Holdings, LLC 6.25% 3/1/2028[1]	2,191	1,976
AG Merger Sub II, Inc. 10.75% 8/1/2027[1]	3,800	3,860
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	1,058	1,066
American Funds Insurance Series — Page 207 of 262

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	USD 890	$798
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	1,741	1,616
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,560	1,318
AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,370	1,214
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]	2,875	2,354
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.313% 8/2/2029[2,3]	1,245	1,121
AssuredPartners, Inc. 8.00% 5/15/2027[1]	437	418
AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	316
Blackstone Private Credit Fund 7.05% 9/29/2025[1]	640	632
Block, Inc. 2.75% 6/1/2026	1,455	1,328
Block, Inc. 3.50% 6/1/2031	1,570	1,291
BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	575	487
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	835	741
Coinbase Global, Inc. 3.375% 10/1/2028[1]	1,320	816
Coinbase Global, Inc. 3.625% 10/1/2031[1]	1,490	836
Compass Diversified Holdings 5.25% 4/15/2029[1]	4,150	3,659
Compass Diversified Holdings 5.00% 1/15/2032[1]	1,230	999
Credit Acceptance Corp. 5.125% 12/31/2024[1]	275	262
FS Energy and Power Fund 7.50% 8/15/2023[1]	2,784	2,782
Hightower Holding, LLC 6.75% 4/15/2029[1]	905	771
HUB International, Ltd. 7.00% 5/1/2026[1]	1,745	1,717
HUB International, Ltd. 5.625% 12/1/2029[1]	240	209
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	725	623
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[6]	160	138
LPL Holdings, Inc. 4.625% 11/15/2027[1]	1,592	1,506
LPL Holdings, Inc. 4.00% 3/15/2029[1]	2,150	1,937
LPL Holdings, Inc. 4.375% 5/15/2031[1]	1,135	1,005
MGIC Investment Corp. 5.25% 8/15/2028	525	500
MSCI, Inc. 4.00% 11/15/2029[1]	900	822
MSCI, Inc. 3.625% 9/1/2030[1]	166	144
MSCI, Inc. 3.875% 2/15/2031[1]	1,700	1,515
MSCI, Inc. 3.625% 11/1/2031[1]	2,171	1,861
MSCI, Inc. 3.25% 8/15/2033[1]	1,269	1,040
National Financial Partners Corp. 6.875% 8/15/2028[1]	400	344
Navient Corp. 6.125% 3/25/2024	1,047	1,034
Navient Corp. 5.875% 10/25/2024	1,295	1,260
Navient Corp. 6.75% 6/25/2025	550	535
Navient Corp. 6.75% 6/15/2026	640	625
Navient Corp. 5.00% 3/15/2027	2,883	2,543
Navient Corp. 4.875% 3/15/2028	320	270
Navient Corp. 5.50% 3/15/2029	2,280	1,930
Navient Corp. 5.625% 8/1/2033	1,478	1,098
OneMain Holdings, Inc. 7.125% 3/15/2026	1,335	1,285
Owl Rock Capital Corp. 3.75% 7/22/2025	600	548
Owl Rock Capital Corp. 3.40% 7/15/2026	290	256
Owl Rock Capital Corp. II 4.625% 11/26/2024[1]	450	432
Owl Rock Capital Corp. III 3.125% 4/13/2027	600	505
Owl Rock Core Income Corp. 4.70% 2/8/2027	800	724
Oxford Finance, LLC 6.375% 2/1/2027[1]	1,893	1,772
Quicken Loans, LLC 3.625% 3/1/2029[1]	455	391
Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	466
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	615	539
American Funds Insurance Series — Page 208 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Springleaf Finance Corp. 6.125% 3/15/2024	USD 367	$358
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	570	472
		61,065
Information technology 4.35%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 8.325% 6/13/2024[2,3]	553	521
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.075% 6/13/2025[2,3]	4,424	3,583
Black Knight, Inc. 3.625% 9/1/2028[1]	410	374
BMC Software, Inc. 7.125% 10/2/2025[1]	180	179
BMC Software, Inc. 9.125% 3/1/2026[1]	240	234
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 10.34% 2/27/2026[2,3]	1,170	1,138
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	450	411
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	580	524
CDK Global, Inc. 7.25% 6/15/2029[1]	610	600
CommScope Finance, LLC 6.00% 3/1/2026[1]	695	672
CommScope Finance, LLC 8.25% 3/1/2027[1]	1,327	1,088
CommScope Technologies, LLC 6.00% 6/15/2025[1]	2,049	1,932
CommScope Technologies, LLC 5.00% 3/15/2027[1]	645	472
CommScope, Inc. 7.125% 7/1/2028[1]	534	394
Condor Merger Sub, Inc. 7.375% 2/15/2030[1]	400	336
Diebold Nixdorf Dutch Holding BV 9.00% 7/15/2025	EUR 1,227	685
Diebold Nixdorf, Inc. 9.375% 7/15/2025[1]	USD 7,523	3,856
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[1,5]	1,324	338
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 14.75% 6/5/2023[2,3]	719	719
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[2,3]	3,357	1,712
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.629% 7/15/2025[2,3]	2,363	2,481
Entegris Escrow Corp. 4.75% 4/15/2029[1]	370	350
Fair Isaac Corp. 4.00% 6/15/2028[1]	960	891
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 5.492% 6/13/2024[2,3]	EUR 844	827
Gartner, Inc. 4.50% 7/1/2028[1]	USD 1,863	1,770
Gartner, Inc. 3.625% 6/15/2029[1]	19	17
Gartner, Inc. 3.75% 10/1/2030[1]	1,001	899
GoDaddy Operating Co. 5.25% 12/1/2027[1]	390	380
GoDaddy Operating Co. 3.50% 3/1/2029[1]	505	437
Imola Merger Corp. 4.75% 5/15/2029[1]	300	269
MicroStrategy, Inc. 6.125% 6/15/2028[1]	325	289
MoneyGram International, Inc. 5.375% 8/1/2026[1]	875	878
NCR Corp. 5.125% 4/15/2029[1]	1,759	1,524
NCR Corp. 6.125% 9/1/2029[1]	475	469
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.407% 1/31/2030[2,3]	355	354
Rocket Software, Inc. 6.50% 2/15/2029[1]	455	359
Synaptics, Inc. 4.00% 6/15/2029[1]	375	323
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.498% 9/29/2028[2,3]	1,255	1,140
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 8.032% 5/4/2026[2,3]	464	453
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 10.032% 5/3/2027[2,3]	1,275	1,230
Unisys Corp. 6.875% 11/1/2027[1]	975	623
VeriSign, Inc. 5.25% 4/1/2025	132	132
American Funds Insurance Series — Page 209 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Viavi Solutions, Inc. 3.75% 10/1/2029[1]	USD 230	$197
Xerox Corp. 5.50% 8/15/2028[1]	435	377
		36,437
Consumer staples 4.13%
Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	871
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	3,468	3,021
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	615	575
B&G Foods, Inc. 5.25% 4/1/2025	1,377	1,284
B&G Foods, Inc. 5.25% 9/15/2027	2,093	1,797
BJ’s Wholesale Club, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.448% 2/3/2027[2,3]	250	251
Central Garden & Pet Co. 4.125% 10/15/2030	600	531
Central Garden & Pet Co. 4.125% 4/30/2031[1]	1,005	869
Coty, Inc. 5.00% 4/15/2026[1]	700	676
Coty, Inc. 6.50% 4/15/2026[1]	460	458
Coty, Inc. 4.75% 1/15/2029[1]	1,475	1,379
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,445	1,441
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	545	480
Ingles Markets, Inc. 4.00% 6/15/2031[1]	345	300
Kraft Heinz Company 3.875% 5/15/2027	275	269
Kraft Heinz Company 4.375% 6/1/2046	306	267
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	1,953	1,788
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	3,040	2,655
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	2,145	1,965
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	560	508
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 8.909% 10/1/2026[2,3]	782	776
Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	690
Performance Food Group, Inc. 4.25% 8/1/2029[1]	483	434
Post Holdings, Inc. 5.625% 1/15/2028[1]	1,199	1,176
Post Holdings, Inc. 5.50% 12/15/2029[1]	451	425
Post Holdings, Inc. 4.625% 4/15/2030[1]	3,355	3,010
Post Holdings, Inc. 4.50% 9/15/2031[1]	1,350	1,189
Prestige Brands International, Inc. 5.125% 1/15/2028[1]	103	100
Prestige Brands International, Inc. 3.75% 4/1/2031[1]	1,275	1,082
Simmons Foods, Inc. 4.625% 3/1/2029[1]	993	808
TreeHouse Foods, Inc. 4.00% 9/1/2028	1,415	1,252
United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,030	1,889
US Foods, Inc. 4.625% 6/1/2030[1]	460	415
		34,631
Real estate 3.47%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	1,008	756
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	977	713
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,304	1,168
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	194	156
Forestar Group, Inc. 3.85% 5/15/2026[1]	465	419
Forestar Group, Inc. 5.00% 3/1/2028[1]	92	82
Hospitality Properties Trust 4.35% 10/1/2024	145	139
Hospitality Properties Trust 4.50% 3/15/2025	275	253
Howard Hughes Corp. 5.375% 8/1/2028[1]	1,447	1,320
Howard Hughes Corp. 4.125% 2/1/2029[1]	2,043	1,733
Howard Hughes Corp. 4.375% 2/1/2031[1]	2,258	1,821
American Funds Insurance Series — Page 210 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Iron Mountain, Inc. 4.875% 9/15/2027[1]	USD 1,616	$1,530
Iron Mountain, Inc. 5.25% 3/15/2028[1]	1,214	1,158
Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	342
Iron Mountain, Inc. 5.25% 7/15/2030[1]	2,880	2,600
Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,130	972
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	2,170	1,728
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030	2,545	1,881
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031	1,970	1,447
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	740	652
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,429	1,130
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	100	72
Medical Properties Trust, Inc. 5.00% 10/15/2027	638	525
Medical Properties Trust, Inc. 3.50% 3/15/2031	239	161
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	706
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	535	484
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	250	229
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	669
VICI Properties, LP 3.50% 2/15/2025[1]	261	248
VICI Properties, LP 4.625% 6/15/2025[1]	620	600
VICI Properties, LP 4.25% 12/1/2026[1]	462	431
VICI Properties, LP 3.875% 2/15/2029[1]	650	579
VICI Properties, LP 4.625% 12/1/2029[1]	90	82
VICI Properties, LP 4.125% 8/15/2030[1]	93	82
VICI Properties, LP / VICI Note Co., Inc. 5.625% 5/1/2024[1]	447	444
WeWork Companies, LLC 5.00% 7/10/2025[1]	2,985	1,515
Xenia Hotels & Resorts, Inc. 6.375% 8/15/2025[1]	235	231
		29,058
Utilities 3.09%
AmeriGas Partners, LP 5.75% 5/20/2027	302	285
Calpine Corp. 4.50% 2/15/2028[1]	150	139
Calpine Corp. 5.125% 3/15/2028[1]	518	475
Calpine Corp. 3.75% 3/1/2031[1]	500	422
DPL, Inc. 4.125% 7/1/2025	555	531
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	1,155	1,081
FirstEnergy Corp. 2.65% 3/1/2030	174	148
FirstEnergy Corp. 2.25% 9/1/2030	980	810
FirstEnergy Corp. 7.375% 11/15/2031	337	378
FirstEnergy Corp. 3.40% 3/1/2050	510	350
FirstEnergy Corp., Series C, 5.10% 7/15/2047[6]	475	422
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	265	239
FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]	100	84
NextEra Energy Partners, LP 4.25% 7/15/2024[1]	122	121
NRG Energy, Inc. 3.625% 2/15/2031[1]	110	88
Pacific Gas and Electric Co. 1.70% 11/15/2023	300	293
Pacific Gas and Electric Co. 5.45% 6/15/2027	335	332
Pacific Gas and Electric Co. 2.10% 8/1/2027	116	101
Pacific Gas and Electric Co. 3.30% 12/1/2027	124	112
Pacific Gas and Electric Co. 3.75% 7/1/2028	10	9
Pacific Gas and Electric Co. 4.55% 7/1/2030	213	200
Pacific Gas and Electric Co. 2.50% 2/1/2031	393	319
Pacific Gas and Electric Co. 3.25% 6/1/2031	107	91
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	199
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,000	662
American Funds Insurance Series — Page 211 of 262

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
PG&E Corp. 5.00% 7/1/2028	USD 3,150	$2,978
PG&E Corp. 5.25% 7/1/2030	3,040	2,826
Talen Energy Corp. 10.50% 1/15/2026[1,4]	2,987	1,206
Talen Energy Corp. 7.25% 5/15/2027[1]	5,189	5,333
Talen Energy Corp. 6.625% 1/15/2028[1]	130	132
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.506% 11/13/2023[2,3]	3,085	3,108
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 8.32% 7/8/2026[2,3]	500	505
Talen Energy Supply, LLC 7.625% 6/1/2028[1]	489	505
Targa Resources Partners, LP 4.00% 1/15/2032	190	166
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,074
Vistra Operations Co., LLC 3.55% 7/15/2024[1]	231	223
		25,947
Total corporate bonds, notes & loans		737,747
Mortgage-backed obligations 0.08% Collateralized mortgage-backed obligations 0.08%
Treehouse Park Improvement Assn. No.1 - Anleihen 9.75% 12/1/2033[1,7]	712	630
Total bonds, notes & other debt instruments (cost: $824,293,000)		738,377
Convertible bonds & notes 0.05% Communication services 0.04%
DISH DBS Corp., convertible notes, 3.375% 8/15/2026	635	330
Energy 0.01%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[1,5,7]	79	79
Total convertible bonds & notes (cost: $721,000)		409
Convertible stocks 0.11% Financials 0.06%	Shares
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 6/1/2023[1]	411	479
Utilities 0.05%
PG&E Corp., convertible preferred units, 5.50% 8/16/2023	3,350	477
Total convertible stocks (cost: $652,000)		956
Common stocks 4.23% Health care 2.58%
Rotech Healthcare, Inc.[7,8,9]	201,793	21,592
Energy 1.09%
Chesapeake Energy Corp.	29,829	2,268
Weatherford International[8]	27,659	1,642
Ascent Resources - Utica, LLC, Class A7,8,9	6,297,894	1,260
American Funds Insurance Series — Page 212 of 262

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Common stocks (continued) Energy (continued)	Shares	Value (000)
Denbury, Inc.[8]	13,380	$1,173
Diamond Offshore Drilling, Inc.[8]	82,672	995
Altera Infrastructure, LP7,8	8,285	696
California Resources Corp.	17,202	662
Constellation Oil Services Holding SA, Class B-1[7,8]	3,449,949	380
McDermott International, Ltd.[8]	82,509	28
Mesquite Energy, Inc.[7,8]	3,557	21
Bighorn Permian Resources, LLC[7]	2,894	— [10]
		9,125
Consumer discretionary 0.24%
NMG Parent, LLC[7,8]	9,965	1,370
MYT Holding Co., Class B7,8	608,846	639
		2,009
Financials 0.24%
Jonah Energy Parent, LLC[7]	38,716	1,655
Navient Corp.	20,000	320
		1,975
Information technology 0.05%
MoneyGram International, Inc.[8]	41,400	431
Communication services 0.03%
Intelsat SA7,8	8,164	200
iHeartMedia, Inc., Class A8	22,639	88
		288
Total common stocks (cost: $14,455,000)		35,420
Preferred securities 0.31% Consumer discretionary 0.24%
MYT Holdings, LLC, Series A, 10.00% preferred shares[7,8]	2,095,904	1,991
Industrials 0.07%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,8]	1,022	617
Total preferred securities (cost: $2,933,000)		2,608
Rights & warrants 0.07% Consumer discretionary 0.07%
NMG Parent, LLC, warrants, expire 9/24/2027[8]	27,111	568
Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A7,8	855	6
Intelsat Jackson Holdings SA (CVR), Series B7,8	855	5
		11
Total rights & warrants (cost: $172,000)		579
American Funds Insurance Series — Page 213 of 262

unaudited
Short-term securities 5.36% Money market investments 5.36%	Shares	Value (000)
Capital Group Central Cash Fund 4.86%[11,12]	449,251	$44,925
Total short-term securities (cost: $44,916,000)		44,925
Total investment securities 98.21% (cost: $888,142,000)		823,274
Other assets less liabilities 1.79%		15,041
Net assets 100.00%		$838,315
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2023 (000)
30 Day Federal Funds Futures	Long	36	April 2023	USD 14,279	$(5)
2 Year U.S. Treasury Note Futures	Long	16	June 2023	3,303	7
10 Year U.S. Treasury Note Futures	Short	14	June 2023	(1,609)	(45)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	June 2023	(141)	(6)
					$(49)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD10,285	$(153)	$(10)	$(143)
Investments in affiliates12

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2023 (000)	Dividend income (000)
Short-term securities 5.36%
Money market investments 5.36%
Capital Group Central Cash Fund 4.86%[11]	$38,565	$41,405	$35,049	$2	$2	$44,925	$409
Restricted securities9

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,8]	9/26/2013	$4,331	$21,592	2.58%
Ascent Resources - Utica, LLC, Class A7,8	11/15/2016	302	1,260.15
Total		$4,633	$22,852	2.73%

American Funds Insurance Series — Page 214 of 262

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $536,169,000, which represented 63.96% of the net assets of the fund.

[2]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $32,285,000, which represented 3.85% of the net assets of the fund.

[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Security did not produce income during the last 12 months.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $22,852,000, which represented 2.73% of the net assets of the fund.

[10]	Amount less than one thousand.
[11]	Rate represents the seven-day yield at 3/31/2023.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations
Assn. = Association
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
American Funds Insurance Series — Page 215 of 262

American Funds Mortgage Fund®
Investment portfolio
March 31, 2023
unaudited

Bonds, notes & other debt instruments 86.70% Mortgage-backed obligations 73.05% Federal agency mortgage-backed obligations 71.04%	Principal amount (000)	Value (000)
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD —[2]	$—[2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	2	2
Fannie Mae Pool #256583 5.00% 12/1/2036[1]	32	31
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5	5
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2	2
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8	8
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	19	16
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	6	6
Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	6	6
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	4	5
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	364	312
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2	2
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	521	448
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4	5
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	118	102
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	2	2
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2	2
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	366	346
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	37	36
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	19	18
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	26	25
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	8	8
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	5	5
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	96	91
Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]	1,198	1,093
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	53	46
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	303	265
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	392	344
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	123	108
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	79	68
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	12	10
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	115	95
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	208	190
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	269	245
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	27	24
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	441	381
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	3	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	458	400
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	227	198
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	414	361
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	243	212
American Funds Insurance Series — Page 216 of 262

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	USD 98	$90
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	278	251
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	437	362
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	143	118
Fannie Mae Pool #BW1375 3.50% 11/1/2052[1]	212	198
Fannie Mae Pool #MA4895 6.50% 1/1/2053[1]	1,786	1,845
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	128	133
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	143	134
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	168	157
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	52	47
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	55	54
Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1]	1	1
Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	2	2
Freddie Mac Pool #A18781 5.00% 3/1/2034[1]	606	621
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	100	85
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	93	80
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	587	503
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
Freddie Mac Pool #760012 3.113% 4/1/2045[1,3]	39	38
Freddie Mac Pool #760013 3.208% 4/1/2045[1,3]	22	22
Freddie Mac Pool #760014 2.738% 8/1/2045[1,3]	331	321
Freddie Mac Pool #760015 2.572% 1/1/2047[1,3]	62	59
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	18	17
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	27	26
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	19	19
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	18	17
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	10	9
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	27	26
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	49	49
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	27	27
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	20	20
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1,4]	1,503	1,364
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	18	17
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	157	143
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	480	421
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	562	467
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	2
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	3	3
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	322	268
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	82	75
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	89	81
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	79	66
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	67	58
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	43	38
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	19	18
Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	195	182
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	397	363
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,4]	1,181	1,113
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	9	9
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1,4]	3,303	2,885
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	319	289
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	250	233
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	707	706
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	401	401
American Funds Insurance Series — Page 217 of 262

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	USD 901	$933
Freddie Mac Pool #SD8282 6.50% 1/1/2053[1]	242	250
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,3]	207	201
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]	1,583	1,529
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	132	125
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	100	91
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	206	194
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	152	144
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	111	99
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	143	137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	30	28
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	18	17
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	297	285
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	14	13
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	459	438
Government National Mortgage Assn. 2.00% 4/1/2053[1,5]	174	148
Government National Mortgage Assn. 2.50% 4/1/2053[1,5]	207	182
Government National Mortgage Assn. 3.00% 4/1/2053[1,5]	923	841
Government National Mortgage Assn. 3.50% 4/1/2053[1,5]	13	12
Government National Mortgage Assn. 4.00% 4/1/2053[1,5]	139	134
Government National Mortgage Assn. 4.50% 4/1/2053[1,5]	715	704
Government National Mortgage Assn. 5.50% 4/1/2053[1,5]	100	101
Government National Mortgage Assn. 4.50% 5/1/2053[1,5]	1,500	1,478
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	682	672
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	370	361
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	53	52
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	521	507
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	79	84
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	82	80
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	168	171
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	12	12
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	83	84
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	130	120
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	196	184
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	90	85
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]	1,025	1,004
Government National Mortgage Assn. Pool #MA8570 5.50% 1/20/2053[1]	44	44
Government National Mortgage Assn. Pool #AN1825 4.619% 6/20/2065[1]	184	182
Government National Mortgage Assn. Pool #AO0461 4.629% 8/20/2065[1]	61	61
Government National Mortgage Assn. Pool #AO0409 4.616% 12/20/2065[1]	119	118
Government National Mortgage Assn. Pool #AO0385 4.499% 1/20/2066[1]	478	472
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
Uniform Mortgage-Backed Security 2.50% 5/1/2038[1,5]	450	418
Uniform Mortgage-Backed Security 4.00% 5/1/2038[1,5]	125	123
Uniform Mortgage-Backed Security 2.00% 4/1/2053[1,5]	1,475	1,219
Uniform Mortgage-Backed Security 4.00% 4/1/2053[1,5]	1,400	1,339
Uniform Mortgage-Backed Security 6.50% 4/1/2053[1,5]	1,784	1,840
Uniform Mortgage-Backed Security 2.00% 5/1/2053[1,5]	1,500	1,241
Uniform Mortgage-Backed Security 2.50% 5/1/2053[1,5]	2,112	1,823
Uniform Mortgage-Backed Security 3.00% 5/1/2053[1,5]	1,119	1,005
Uniform Mortgage-Backed Security 3.50% 5/1/2053[1,5]	2,611	2,428
Uniform Mortgage-Backed Security 4.00% 5/1/2053[1,5]	2,000	1,914
Uniform Mortgage-Backed Security 4.50% 5/1/2053[1,5]	5,276	5,171
Uniform Mortgage-Backed Security 5.00% 5/1/2053[1,5]	12,111	12,078
American Funds Insurance Series — Page 218 of 262

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.50% 5/1/2053[1,5]	USD 6,210	$6,271
Uniform Mortgage-Backed Security 6.00% 5/1/2053[1,5]	6,886	7,025
		76,336
Collateralized mortgage-backed obligations (privately originated) 1.29%
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[1,3,6]	63	61
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,6]	89	84
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,6]	287	273
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,6]	176	166
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,6]	85	72
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,6]	28	23
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,6]	209	171
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.695% 11/25/2055[1,3,6]	175	172
Mill City Mortgage Trust, Series 15-1, Class M2, 3.714% 6/25/2056[1,3,6]	32	32
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,3,6]	136	111
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,6]	80	77
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,6]	100	98
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 4/25/2055[1,3,6]	— [2]	— [2]
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,3,6]	36	35
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.445% 2/25/2057[1,3,6]	9	9
		1,384
Commercial mortgage-backed securities 0.72%
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.597% 5/15/2039[1,3,6]	100	97
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.942% 6/15/2027[1,3,6]	100	99
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.584% 10/15/2036[1,3,6]	606	582
		778
Total mortgage-backed obligations		78,498
U.S. Treasury bonds & notes 11.25% U.S. Treasury 8.63%
U.S. Treasury 0.125% 1/15/2024	75	72
U.S. Treasury 0.875% 1/31/2024	10	10
U.S. Treasury 4.25% 12/31/2024	169	169
U.S. Treasury 4.125% 1/31/2025	500	499
U.S. Treasury 4.625% 2/28/2025	1,465	1,479
U.S. Treasury 4.00% 2/15/2026	1,150	1,155
U.S. Treasury 3.50% 1/31/2028	3,042	3,027
U.S. Treasury 4.00% 2/29/2028	2,130	2,169
U.S. Treasury 1.25% 8/15/2031	443	372
U.S. Treasury 1.875% 2/15/2032	10	9
U.S. Treasury 1.875% 2/15/2041	365	273
U.S. Treasury 1.875% 11/15/2051	65	44
		9,278
U.S. Treasury inflation-protected securities 2.62%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[7]	514	507
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[7]	421	413
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	66	63
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[7]	1,206	1,116
American Funds Insurance Series — Page 219 of 262

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)		Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7]		USD 428	$374
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]		386	343
			2,816
Total U.S. Treasury bonds & notes			12,094
Asset-backed obligations 2.40%
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.915% 11/20/2030[1,3,6]		243	241
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,6]		49	46
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]		48	45
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[1]		340	344
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]		284	258
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,6]		55	54
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]		86	81
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]		111	97
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]		205	180
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		182	165
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.501% 4/20/2062[1,3,6]		149	145
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		530	458
Santander Drive Auto Receivables Trust, Series 2022-6, Class A2, 4.37% 5/15/2025[1]		26	26
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169% 4/1/2041[1]		184	195
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,8]		250	250
			2,585
Total bonds, notes & other debt instruments (cost: $94,639,000)			93,177
Short-term securities 34.89% Federal agency bills & notes 21.30%	Weighted average yield at acquisition
Federal Farm Credit Banks 5/31/2023	4.800%	1,700	1,687
Federal Home Loan Bank 4/12/2023	4.560	2,000	1,998
Federal Home Loan Bank 4/26/2023	4.674	11,000	10,967
Federal Home Loan Bank 5/9/2023	4.710	600	597
Federal Home Loan Bank 5/19/2023	4.730	2,100	2,088
Federal Home Loan Bank 6/2/2023	4.794	2,000	1,984
Federal Home Loan Bank 6/7/2023	4.817	2,500	2,479
Federal Home Loan Bank 6/21/2023	4.750	1,100	1,089
			22,889
Commercial paper 12.30%
Bank of Montreal 4/4/2023[6]	4.830	1,500	1,499
Bank of Montreal 4/27/2023[6]	4.830	1,000	996
Chariot Funding, LLC 5/1/2023[6]	4.890	500	498
CHARTA, LLC 6/14/2023[6]	4.920	2,000	1,979
Coca-Cola Co. 5/16/2023[6]	4.750	2,500	2,485
Estée Lauder Companies, Inc. 5/26/2023[6]	4.780	1,600	1,588
Honeywell International, Inc. 5/5/2023[6]	4.730	1,700	1,692
Johnson & Johnson 7/12/2023[6]	4.960	1,500	1,479
Linde, Inc. 4/19/2023	4.800	1,000	997
			13,213
American Funds Insurance Series — Page 220 of 262

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Short-term securities (continued) Bills & notes of governments & government agencies outside the U.S. 1.29%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
British Columbia (Province of) 5/26/2023	4.890%	USD 1,400	$1,389
Total short-term securities (cost: $37,486,000)			37,491
Total investment securities 121.59% (cost: $132,125,000)			130,668
Other assets less liabilities (21.59)%			(23,206)
Net assets 100.00%			$107,462
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
30 Day Federal Funds Futures	Long	35	April 2023	USD 13,882	$2
3 Month SOFR Futures	Short	12	June 2023	(2,854)	48
2 Year U.S. Treasury Note Futures	Long	94	June 2023	19,407	(5)
5 Year U.S. Treasury Note Futures	Long	194	June 2023	21,245	247
10 Year U.S. Treasury Note Futures	Long	201	June 2023	23,099	587
10 Year Ultra U.S. Treasury Note Futures	Short	6	June 2023	(727)	(4)
20 Year U.S. Treasury Bond Futures	Short	18	June 2023	(2,361)	(93)
30 Year Ultra U.S. Treasury Bond Futures	Long	13	June 2023	1,835	72
					$854
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized depreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	USD2,400	$—[2]	$—	$—[2]
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	1,156	— [2]	—	— [2]
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	1,694	— [2]	—	— [2]
SOFR	Annual	3.41%	Annual	7/28/2045	1,300	(61)	—	(61)
						$(61)	$—	$(61)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,129,000, which represented 1.05% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,148,000, which represented 15.03% of the net assets of the fund.

[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Step bond; coupon rate may change at a later date.

American Funds Insurance Series — Page 221 of 262

unaudited
Key to abbreviations
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 222 of 262

Ultra-Short Bond Fund
Investment portfolio
March 31, 2023
unaudited

Short-term securities 97.91% Commercial paper 67.04%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bank of Montreal 4/4/2023[1]	4.640%	USD 5,700	$5,697
Bank of Montreal 4/19/2023[1]	4.810	5,000	4,987
BofA Securities, Inc. 4/24/2023[1]	4.900	12,000	11,961
Cabot Trail Funding, LLC 4/18/2023[1]	4.680	9,000	8,978
Cabot Trail Funding, LLC 4/27/2023[1]	4.910	4,000	3,985
Canadian Imperial Bank of Commerce 5/2/2023[1]	4.950	3,500	3,485
Chariot Funding, LLC 4/3/2023[1]	4.600	9,000	8,996
Chariot Funding, LLC 4/17/2023[1]	4.870	2,400	2,394
CHARTA, LLC 4/18/2023[1]	4.970	11,000	10,973
Coca-Cola Co. 5/16/2023[1]	4.650	9,200	9,144
Estée Lauder Companies, Inc. 5/26/2023[1]	4.780	11,100	11,016
Gotham Funding Corp. 4/27/2023[1]	4.880	12,000	11,956
Johnson & Johnson 7/12/2023[1]	4.960	6,000	5,915
Komatsu Finance America, Inc. 4/10/2023[1]	4.573	11,000	10,985
Liberty Street Funding, LLC 5/1/2023[1]	4.720	7,000	6,970
Linde, Inc. 4/4/2023	4.565	10,000	9,995
Linde, Inc. 5/11/2023	4.830	3,000	2,984
LMA-Americas, LLC 4/19/2023[1]	4.750	8,000	7,979
L’Oréal USA, Inc. 6/15/2023[1]	4.930	6,300	6,236
LVMH Moët Hennessy Louis Vuitton, Inc. 5/12/2023[1]	4.660	10,000	9,943
Manhattan Asset Funding Company, LLC 5/4/2023[1]	4.900	6,200	6,171
Manhattan Asset Funding Company, LLC 5/30/2023[1]	5.000	2,200	2,181
Nestlé Finance International, Ltd. 4/12/2023[1]	4.770	6,000	5,991
Nestlé Finance International, Ltd. 4/20/2023[1]	4.810	5,500	5,486
Novartis Finance Corp. 4/24/2023[1]	4.810	10,700	10,666
NRW.Bank 4/19/2023[1]	4.577	12,000	11,970
OMERS Finance Trust 4/3/2023	4.610	9,700	9,696
Procter & Gamble Co. 5/17/2023[1]	4.668	10,000	9,937
Roche Holdings, Inc. 5/15/2023[1]	4.770	4,700	4,672
Sumitomo Mitsui Trust Bank, Ltd. 6/2/2023[1]	4.800	9,300	9,219
Svenska Handelsbanken AB 8/1/2023[1]	4.870	10,000	9,824
Thunder Bay Funding, LLC 5/8/2023[1]	4.700	10,000	9,948
TotalEnergies Capital Canada, Ltd. 4/25/2023[1]	4.880	12,000	11,959
Toyota Industries Commercial Finance, Inc. 5/2/2023[1]	4.790	5,000	4,978
Wal-Mart Stores, Inc. 4/10/2023[1]	4.575	13,000	12,983
			280,260
Bills & notes of governments & government agencies outside the U.S. 17.63%
British Columbia (Province of) 5/26/2023	4.890	4,000	3,970
British Columbia (Province of) 6/1/2023	4.820	10,000	9,916
European Investment Bank 5/16/2023	4.734	10,000	9,939
Export Development Canada 4/11/2023	4.800	6,250	6,241
FMS Wertmanagement 4/24/2023[1]	4.406	10,000	9,968
Hydro-Québec 5/2/2023[1]	4.800	4,800	4,780
Hydro-Québec 5/23/2023[1]	4.800	8,000	7,943
American Funds Insurance Series — Page 223 of 262

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Short-term securities (continued) Bills & notes of governments & government agencies outside the U.S. (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Nederlandse Waterschapsbank NV 4/11/2023[1]	4.442%	USD 10,000	$9,985
Oesterreich Kontrollbank 4/17/2023	4.620	11,000	10,975
			73,717
Federal agency bills & notes 8.27%
Federal Home Loan Bank 5/3/2023	4.680	2,400	2,391
Federal Home Loan Bank 5/9/2023	4.646	12,800	12,740
Federal Home Loan Bank 5/19/2023	4.730	6,000	5,964
Federal Home Loan Bank 6/7/2023	4.817	5,000	4,958
Federal Home Loan Bank 6/23/2023	4.780	8,600	8,509
			34,562
U.S. Treasury bills 4.97%
U.S. Treasury 4/4/2023	4.554	5,850	5,849
U.S. Treasury 5/18/2023	4.625	15,000	14,914
			20,763
Total short-term securities (cost: $409,355,000)			409,302
Total investment securities 97.91% (cost: $409,355,000)			409,302
Other assets less liabilities 2.09%			8,721
Net assets 100.00%			$418,023

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $290,261,000, which represented 69.44% of the net assets of the fund.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Page 224 of 262

U.S. Government Securities Fund®
Investment portfolio
March 31, 2023
unaudited

Bonds, notes & other debt instruments 84.41% Mortgage-backed obligations 39.98% Federal agency mortgage-backed obligations 39.98%	Principal amount (000)	Value (000)
Fannie Mae Pool #406607 6.50% 8/1/2024[1]	USD 6	$7
Fannie Mae Pool #735070 6.50% 10/1/2024[1]	1	1
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	46	48
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	40	41
Fannie Mae Pool #257431 6.50% 10/1/2028[1]	2	2
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	1	1
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	6	6
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	648	633
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,338	1,307
Fannie Mae Pool #940890 6.50% 6/1/2037[1]	— [2]	— [2]
Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3	3
Fannie Mae Pool #256860 6.50% 8/1/2037[1]	11	11
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	13	14
Fannie Mae Pool #970343 6.00% 2/1/2038[1]	14	14
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	5	6
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	20	20
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	9	9
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	361	369
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	189	194
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	32	33
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	171	175
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	26	25
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	124	127
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	18	18
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,911	2,494
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	9	9
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,342	1,156
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	18	18
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	868	747
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	5	5
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	8	8
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	41	39
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	8	7
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	62	59
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	4,393	4,153
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	56	53
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	16	16
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	8	7
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	7	6
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3	3
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	149	146
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	3,169	2,996
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	43	40
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	75	74
American Funds Insurance Series — Page 225 of 262

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	USD 103	$101
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	31	31
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	20	20
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	1,144	1,082
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	426	404
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	112	106
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	569	539
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	320	302
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	3,530	3,213
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	913	799
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	581	502
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	191	167
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	225	187
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	1,068	896
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	915	760
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	11	9
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	5
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	5,557	5,054
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	192	168
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	687	594
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	50	41
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,248	1,088
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	828	756
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,344	2,117
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	751	623
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	198	172
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,807	3,470
Fannie Mae Pool #MA4600 3.50% 5/1/2052[1]	565	525
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	3,225	3,088
Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	63	63
Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	61	60
Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]	1,995	1,856
Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	60	60
Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	995	982
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	994	980
Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	108	110
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	278	288
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	— [2]	— [2]
Fannie Mae Pool #MA4895 6.50% 1/1/2053[1]	45,857	47,370
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	962	1,004
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,398	1,252
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	451	444
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.233% 7/25/2023[1,3]	100	99
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[1,3]	302	297
Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	2	2
Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	2	2
Freddie Mac Pool #1H1354 4.336% 11/1/2036[1,3]	53	54
Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	276	282
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	649	664
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	779	666
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	759	653
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,793	1,538
American Funds Insurance Series — Page 226 of 262

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	USD 3	$3
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	28	27
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	31	30
Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	144	141
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	196	187
Freddie Mac Pool #760014 2.738% 8/1/2045[1,3]	265	257
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	50	47
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	75	71
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	56	53
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	55	52
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	39	37
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	35	33
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	34	32
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	20	19
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	17	16
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	14	14
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,373	1,346
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	78	76
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	71	70
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	27	26
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	17	16
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	107	105
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	197	197
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	110	110
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	80	80
Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	21	21
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	188	178
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	49	46
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	382	362
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	199	189
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	2,868	2,383
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	37	30
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	61	51
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,915	2,423
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	165	150
Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	14,120	12,344
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	485	404
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	525	459
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	327	286
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	157	142
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	3,337	3,046
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	13,811	13,014
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	215	200
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	303	275
Freddie Mac Pool #8D0226 2.521% 5/1/2052[1,3]	510	460
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	1,245	1,158
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	814	813
Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	57	57
Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	53	53
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	11,726	11,719
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,253	1,253
Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	995	983
Freddie Mac Pool #SD8282 6.50% 1/1/2053[1]	9,276	9,578
Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	— [2]	— [2]
American Funds Insurance Series — Page 227 of 262

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.547% 8/15/2023[1,3]	USD —[2]	$—[2]
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 8/25/2023[1,3]	2,318	2,301
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]	1,363	1,333
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	4,459	4,205
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	811	739
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	329	300
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	4,449	4,187
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	4,055	3,822
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	901	802
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,286	1,185
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	494	475
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	4,067	3,800
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]	242	232
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	747	698
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	567	542
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	2,088	1,993
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	719	671
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	390	364
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,771	1,663
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	4,133	3,966
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	17,992	17,257
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	4,670	4,346
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,323	1,193
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	363
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	4,565	4,352
Government National Mortgage Assn. 2.00% 4/1/2053[1,4]	1,395	1,185
Government National Mortgage Assn. 2.50% 4/1/2053[1,4]	3,353	2,951
Government National Mortgage Assn. 3.00% 4/1/2053[1,4]	4,740	4,318
Government National Mortgage Assn. 3.50% 4/1/2053[1,4]	2,260	2,119
Government National Mortgage Assn. 4.00% 4/1/2053[1,4]	11,730	11,294
Government National Mortgage Assn. 4.50% 4/1/2053[1,4]	11,554	11,381
Government National Mortgage Assn. 5.50% 4/1/2053[1,4]	5	5
Government National Mortgage Assn. 4.50% 5/1/2053[1,4]	19,700	19,410
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	81	86
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	20	21
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	160	172
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	28	29
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	184	190
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	80	84
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	2,471	2,636
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	826	857
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	556	557
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	19	17
Uniform Mortgage-Backed Security 2.00% 5/1/2038[1,4]	1,115	1,006
Uniform Mortgage-Backed Security 2.50% 5/1/2038[1,4]	2,275	2,114
Uniform Mortgage-Backed Security 4.00% 5/1/2038[1,4]	920	905
Uniform Mortgage-Backed Security 2.00% 4/1/2053[1,4]	2,849	2,356
Uniform Mortgage-Backed Security 4.00% 4/1/2053[1,4]	5,880	5,624
Uniform Mortgage-Backed Security 4.50% 4/1/2053[1,4]	148	145
Uniform Mortgage-Backed Security 6.50% 4/1/2053[1,4]	78,916	81,377
Uniform Mortgage-Backed Security 2.00% 5/1/2053[1,4]	3,300	2,731
Uniform Mortgage-Backed Security 2.50% 5/1/2053[1,4]	1,793	1,547
Uniform Mortgage-Backed Security 3.00% 5/1/2053[1,4]	6,502	5,841
Uniform Mortgage-Backed Security 3.50% 5/1/2053[1,4]	25,971	24,150
American Funds Insurance Series — Page 228 of 262

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.00% 5/1/2053[1,4]	USD 12,300	$11,771
Uniform Mortgage-Backed Security 4.50% 5/1/2053[1,4]	60,089	58,894
Uniform Mortgage-Backed Security 5.00% 5/1/2053[1,4]	4,860	4,847
Uniform Mortgage-Backed Security 5.50% 5/1/2053[1,4]	76,736	77,493
Uniform Mortgage-Backed Security 6.00% 5/1/2053[1,4]	45,288	46,199
Total mortgage-backed obligations		610,873
U.S. Treasury bonds & notes 39.17% U.S. Treasury 27.24%
U.S. Treasury 0.125% 7/15/2023	40,000	39,485
U.S. Treasury 0.50% 11/30/2023	12,069	11,741
U.S. Treasury 2.125% 11/30/2023	— [2]	— [2]
U.S. Treasury 0.125% 12/15/2023	1,934	1,874
U.S. Treasury 2.25% 12/31/2023	1,332	1,308
U.S. Treasury 0.125% 1/15/2024	2,830	2,730
U.S. Treasury 2.50% 1/31/2024	26,000	25,532
U.S. Treasury 1.50% 2/29/2024	369	359
U.S. Treasury 3.00% 7/31/2024	3,685	3,619
U.S. Treasury 4.25% 12/31/2024	7,911	7,919
U.S. Treasury 4.125% 1/31/2025	23,076	23,072
U.S. Treasury 4.625% 2/28/2025	68,765	69,439
U.S. Treasury 2.75% 5/15/2025	7,459	7,265
U.S. Treasury 3.125% 8/15/2025	390	383
U.S. Treasury 3.50% 9/15/2025	28,000	27,738
U.S. Treasury 3.00% 9/30/2025	2,235	2,187
U.S. Treasury 4.625% 3/15/2026	12,750	13,041
U.S. Treasury 1.25% 12/31/2026	14,515	13,267
U.S. Treasury 3.50% 1/31/2028	7,373	7,336
U.S. Treasury 4.00% 2/29/2028	7,670	7,808
U.S. Treasury 2.625% 7/31/2029	9,309	8,805
U.S. Treasury 3.50% 1/31/2030	29,655	29,537
U.S. Treasury 2.75% 8/15/2032	7,500	7,058
U.S. Treasury 3.50% 2/15/2033	20,000	20,031
U.S. Treasury 4.50% 8/15/2039	2,680	2,979
U.S. Treasury 1.125% 5/15/2040	4,700	3,132
U.S. Treasury 2.50% 2/15/2045	4,850	3,872
U.S. Treasury 2.50% 2/15/2046	3,900	3,100
U.S. Treasury 2.50% 5/15/2046	5,400	4,291
U.S. Treasury 2.875% 11/15/2046	2,700	2,303
U.S. Treasury 2.875% 5/15/2049	6,300	5,397
U.S. Treasury 2.25% 8/15/2049	1,635	1,231
U.S. Treasury 1.25% 5/15/2050[5]	18,640	10,853
U.S. Treasury 1.375% 8/15/2050	4,330	2,603
U.S. Treasury 1.625% 11/15/2050[5]	26,165	16,793
U.S. Treasury 1.875% 2/15/2051	6,672	4,562
U.S. Treasury 2.00% 8/15/2051	5,546	3,903
U.S. Treasury 1.875% 11/15/2051	3,164	2,155
U.S. Treasury 2.875% 5/15/2052	3,740	3,201
U.S. Treasury 3.00% 8/15/2052	7,555	6,638
U.S. Treasury 4.00% 11/15/2052[5]	7,280	7,727
		416,274
American Funds Insurance Series — Page 229 of 262

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 11.93%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[6]	USD 10,359	$10,374
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[6]	3,429	3,380
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[6]	12,325	12,098
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[6]	1,528	1,494
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[6]	7,307	7,090
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[6]	54,710	53,585
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[6]	6,325	6,137
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[6]	5,772	5,545
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[6]	30,022	28,864
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[6]	7,343	7,001
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[6]	7,599	7,754
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030[6]	7,320	6,818
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[6]	6,903	6,386
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[6]	1,004	926
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[6]	4,428	4,048
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[6]	423	467
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[5,6]	8,590	7,503
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6]	4,540	3,834
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[6]	4,933	4,381
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[6]	338	245
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[6]	4,906	3,398
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[6]	1,465	1,017
		182,345
Total U.S. Treasury bonds & notes		598,619
Federal agency bonds & notes 5.26%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	287	278
Fannie Mae 7.125% 1/15/2030	2,000	2,400
Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,333
Federal Home Loan Bank 5.50% 7/15/2036	300	343
Private Export Funding Corp. 3.55% 1/15/2024	3,190	3,153
Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,611
Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,435
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,805
Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,844
Tennessee Valley Authority 5.88% 4/1/2036	875	1,008
Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	251
TVA Southaven 3.846% 8/15/2033	828	775
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 9/18/2023	1,250	1,253
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	14,779	14,322
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	1,814	1,904
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 8/1/2023	1,500	1,489
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024	2,250	2,199
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,640	2,555
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,625	2,530
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	11,482	10,992
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,856	3,669
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,650	2,504
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	2,482	2,421
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,475	2,416
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	2,377	2,264
American Funds Insurance Series — Page 230 of 262

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)		Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		USD 2,059	$1,947
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		651	616
			80,317
Total bonds, notes & other debt instruments (cost: $1,338,949,000)			1,289,809
Short-term securities 23.77% Commercial paper 16.08%	Weighted average yield at acquisition
Bank of Montreal 4/19/2023[7]	4.810%	15,000	14,962
Bank of Montreal 4/27/2023[7]	4.830	14,000	13,949
Chariot Funding, LLC 4/3/2023[7]	4.600	11,000	10,996
Chariot Funding, LLC 4/26/2023[7]	4.870	12,300	12,256
Chariot Funding, LLC 4/27/2023[7]	4.670	7,900	7,871
Chariot Funding, LLC 5/1/2023[7]	4.890	8,500	8,464
Coca-Cola Co. 5/16/2023[7]	4.650	5,800	5,765
Estée Lauder Companies, Inc. 5/18/2023[7]	4.880	12,500	12,419
Estée Lauder Companies, Inc. 6/27/2023[7]	4.950	5,000	4,939
Johnson & Johnson 5/12/2023[7]	4.720	10,000	9,944
Johnson & Johnson 5/15/2023[7]	4.750	25,184	25,033
Linde, Inc. 4/4/2023	4.565	10,000	9,995
Linde, Inc. 4/19/2023	4.800	15,000	14,962
Linde, Inc. 5/11/2023	4.830	3,800	3,779
NRW.Bank 4/19/2023[7]	4.577	15,000	14,962
Procter & Gamble Co. 5/19/2023[7]	4.750	22,300	22,154
TotalEnergies Capital Canada, Ltd. 4/25/2023[7]	4.880	13,500	13,454
Wal-Mart Stores, Inc. 4/10/2023[7]	4.790	30,000	29,960
Wal-Mart Stores, Inc. 4/17/2023[7]	4.576	10,000	9,977
			245,841
Federal agency bills & notes 5.12%
Federal Home Loan Bank 4/10/2023	4.620	15,000	14,986
Federal Home Loan Bank 5/3/2023	4.680	13,000	12,950
Federal Home Loan Bank 5/10/2023	4.610	10,000	9,952
Federal Home Loan Bank 5/19/2023	4.730	25,600	25,447
Federal Home Loan Bank 6/2/2023	4.747	15,000	14,883
			78,218
U.S. Treasury bills 2.57%
U.S. Treasury 4/18/2023	4.415	15,150	15,121
U.S. Treasury 11/2/2023	4.527	24,780	24,133
			39,254
Total short-term securities (cost: $363,299,000)			363,313
Total investment securities 108.18% (cost: $1,702,248,000)			1,653,122
Other assets less liabilities (8.18)%			(125,053)
Net assets 100.00%			$1,528,069
American Funds Insurance Series — Page 231 of 262

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
30 Day Federal Funds Futures	Long	1,263	April 2023	USD 500,951	$13
30 Day Federal Funds Futures	Long	197	May 2023	78,035	68
30 Day Federal Funds Futures	Short	59	October 2023	(23,440)	(185)
30 Day Federal Funds Futures	Long	58	November 2023	23,081	209
30 Day Federal Funds Futures	Long	1	January 2024	399	(3)
3 Month SOFR Futures	Short	270	June 2023	(64,211)	891
90 Day Eurodollar Futures	Long	1,495	September 2023	355,567	(14,946)
90 Day Eurodollar Futures	Short	923	December 2023	(220,228)	8,274
90 Day Eurodollar Futures	Short	651	December 2024	(157,241)	2,989
2 Year U.S. Treasury Note Futures	Long	2,056	June 2023	424,468	1,949
5 Year U.S. Treasury Note Futures	Long	2,541	June 2023	278,259	4,125
10 Year U.S. Treasury Note Futures	Long	2,643	June 2023	303,739	6,873
10 Year Ultra U.S. Treasury Note Futures	Short	701	June 2023	(84,920)	(2,531)
20 Year U.S. Treasury Bond Futures	Short	116	June 2023	(15,214)	(484)
30 Year Ultra U.S. Treasury Bond Futures	Long	103	June 2023	14,536	441
					$7,683
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	0.471%	Annual	10/26/2023	USD30,500	$759	$—	$759
0.45801%	Annual	SOFR	Annual	10/26/2023	30,500	(761)	—	(761)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	26,222	— [2]	—	— [2]
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	17,898	(1)	—	(1)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	35,800	(2)	—	(2)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	119,400	(4,806)	—	(4,806)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	97,600	4,236	—	4,236
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	24,000	(306)	—	(306)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	3,698	(49)	—	(49)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	17,700	(239)	—	(239)
4.345%	Annual	U.S. EFFR	Annual	9/29/2024	19,000	(16)	—	(16)
4.197%	Annual	U.S. EFFR	Annual	9/30/2024	19,000	(56)	—	(56)
4.1735%	Annual	U.S. EFFR	Annual	9/30/2024	19,400	(63)	—	(63)
4.15%	Annual	U.S. EFFR	Annual	10/6/2024	19,300	(67)	—	(67)
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024	7,100	21	—	21
4.533%	Annual	U.S. EFFR	Annual	10/20/2024	8,800	22	—	22
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	10,600	28	—	28
4.56%	Annual	U.S. EFFR	Annual	10/27/2024	8,900	28	—	28
3.8865%	Annual	SOFR	Annual	5/2/2025	4,650	(12)	—	(12)
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	1,640	—	1,640
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	1,640	—	1,640
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	1,852	—	1,852
SOFR	Annual	3.916%	Annual	7/11/2025	46,800	46	—	46
American Funds Insurance Series — Page 232 of 262

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
3.8563%	Annual	SOFR	Annual	1/12/2026	USD16,000	$27	$—	$27
4.27%	Annual	SOFR	Annual	2/16/2026	12,870	177	—	177
4.265%	Annual	SOFR	Annual	2/16/2026	6,387	87	—	87
4.3035%	Annual	SOFR	Annual	2/17/2026	3,834	56	—	56
4.2675%	Annual	SOFR	Annual	2/17/2026	3,701	51	—	51
4.2515%	Annual	SOFR	Annual	2/17/2026	3,797	50	—	50
4.3005%	Annual	SOFR	Annual	2/17/2026	2,659	39	—	39
4.288%	Annual	SOFR	Annual	2/17/2026	2,701	39	—	39
3.45%	Annual	SOFR	Annual	2/1/2028	12,500	30	—	30
3.47%	Annual	SOFR	Annual	2/2/2028	11,600	40	—	40
SOFR	Annual	3.1795%	Annual	5/2/2028	1,930	14	—	14
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	8,218	—	8,218
3.31%	Annual	SOFR	Annual	6/9/2030	26,800	109	—	109
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	2,659	—	2,659
SOFR	Annual	3.2903%	Annual	1/12/2033	5,400	(38)	—	(38)
SOFR	Annual	3.04%	Annual	4/18/2033	80	1	—	1
SOFR	Annual	3.075%	Annual	5/24/2033	30	— [2]	—	— [2]
SOFR	Annual	3.175%	Annual	2/1/2038	16,000	(96)	—	(96)
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	15,800	(5,438)	—	(5,438)
SOFR	Annual	3.045%	Annual	7/27/2050	3,600	(19)	—	(19)
SOFR	Annual	2.85282%	Annual	12/6/2052	540	12	—	12
SOFR	Annual	2.93542%	Annual	12/6/2052	550	4	—	4
SOFR	Annual	3.01413%	Annual	1/12/2053	1,402	(12)	—	(12)
SOFR	Annual	3.02%	Annual	1/12/2053	1,400	(14)	—	(14)
						$9,890	$—	$9,890
American Funds Insurance Series — Page 233 of 262

unaudited

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,159,000, which represented 1.12% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $217,105,000, which represented 14.21% of the net assets of the fund.

Key to abbreviations
Assn. = Association
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 234 of 262

Managed Risk Growth Fund
Investment portfolio
March 31, 2023
unaudited

Growth funds 84.91%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,708,711	$402,407
Total growth funds (cost: $383,959,000)		402,407
Fixed income funds 9.49%
American Funds Insurance Series – The Bond Fund of America, Class 1	4,639,873	44,960
Total fixed income funds (cost: $44,675,000)		44,960
Short-term securities 3.20%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[1]	15,186,193	15,186
Total short-term securities (cost: $15,186,000)		15,186
Options purchased 0.13%
Options purchased*		615
Total options purchased (cost: $945,000)		615
Total investment securities 97.73% (cost: $444,765,000)		463,168
Other assets less liabilities 2.27%		10,738
Net assets 100.00%		$473,906
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2023 (000)
S&P 500 Index	335	USD 137,662	USD 2,850.00	9/15/2023	$538
S&P 500 Index	30	12,328	2,950.00	9/15/2023	57
S&P 500 Index	10	4,109	3,000.00	9/15/2023	20
					$615
American Funds Insurance Series — Page 235 of 262

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
5 Year U.S. Treasury Note Futures	Long	753	June 2023	USD 82,459	$579
Japanese Yen Currency Futures	Short	6	June 2023	(572)	(16)
Nikkei 225 Index Futures	Short	3	June 2023	(637)	(4)
FTSE 100 Index Futures	Short	12	June 2023	(1,133)	(20)
British Pound Currency Futures	Short	15	June 2023	(1,158)	(42)
Mini MSCI Emerging Market Index Futures	Short	41	June 2023	(2,041)	(70)
Russell 2000 Mini Index Futures	Short	57	June 2023	(5,168)	(23)
Euro Stoxx 50 Index Futures	Short	208	June 2023	(9,625)	(471)
Euro Currency Futures	Short	74	June 2023	(10,086)	(234)
S&P Mid 400 E-mini Index Futures	Short	69	June 2023	(17,455)	(289)
S&P 500 E-mini Index Futures	Short	826	June 2023	(170,889)	(8,857)
					$(9,447)
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.91%
American Funds Insurance Series – Growth Fund, Class 1	$387,467	$48,576	$79,680	$(24,240)	$70,284	$402,407	$—	$—
Fixed income funds 9.49%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,197	25,006	15,200	(814)	1,771	44,960	—	—
Total 94.40%				$(25,054)	$72,055	$447,367	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2023.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Page 236 of 262

Managed Risk International Fund
Investment portfolio
March 31, 2023
unaudited

Growth funds 85.01%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,425,002	$108,197
Total growth funds (cost: $104,854,000)		108,197
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,314,143	12,734
Total fixed income funds (cost: $12,852,000)		12,734
Short-term securities 3.00%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[1]	3,816,461	3,816
Total short-term securities (cost: $3,816,000)		3,816
Options purchased 0.25%
Options purchased*		313
Total options purchased (cost: $503,000)		313
Total investment securities 98.26% (cost: $122,025,000)		125,060
Other assets less liabilities 1.74%		2,221
Net assets 100.00%		$127,281
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2023 (000)
iShares MSCI EAFE ETF	1,375	USD 9,834	USD 43.00	6/16/2023	$11
iShares MSCI EAFE ETF	350	2,503	45.00	6/16/2023	2
iShares MSCI EAFE ETF	200	1,430	46.00	6/16/2023	2
iShares MSCI EAFE ETF	1,700	12,158	50.00	6/16/2023	18
iShares MSCI EAFE ETF	1,300	9,298	49.00	9/15/2023	147
iShares MSCI EAFE ETF	550	3,934	50.00	9/15/2023	27
iShares MSCI EAFE ETF	1,400	10,013	51.00	9/15/2023	39
iShares MSCI EAFE ETF	2,400	17,165	52.00	9/15/2023	67
					$313
American Funds Insurance Series — Page 237 of 262

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
5 Year U.S. Treasury Note Futures	Long	192	June 2023	USD 21,026	$92
S&P 500 E-mini Index Futures	Short	54	June 2023	(11,172)	(570)
Mini MSCI Emerging Market Index Futures	Short	227	June 2023	(11,299)	(436)
MSCI EAFE Index Futures	Short	184	June 2023	(19,288)	(827)
					$(1,741)
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.01%
American Funds Insurance Series – International Fund, Class 1	$106,435	$7,734	$16,417	$(5,866)	$16,311	$108,197	$—	$—
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,527	1,822	1,982	(242)	609	12,734	—	—
Total 95.01%				$(6,108)	$16,920	$120,931	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2023.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Page 238 of 262

Managed Risk Washington
Mutual Investors Fund
Investment portfolio
March 31, 2023
unaudited

Growth-and-income funds 85.41%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	21,113,811	$271,101
Total growth-and-income funds (cost: $292,146,000)		271,101
Fixed income funds 10.06%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,103,770	31,907
Total fixed income funds (cost: $32,781,000)		31,907
Short-term securities 2.76%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[1]	8,769,738	8,770
Total short-term securities (cost: $8,770,000)		8,770
Options purchased 0.22%
Options purchased*		703
Total options purchased (cost: $1,103,000)		703
Total investment securities 98.45% (cost: $334,800,000)		312,481
Other assets less liabilities 1.55%		4,925
Net assets 100.00%		$317,406
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2023 (000)
S&P 500 Index	30	USD 12,328	USD 2,825.00	6/16/2023	$12
S&P 500 Index	330	135,607	2,850.00	9/15/2023	529
S&P 500 Index	10	4,109	2,875.00	9/15/2023	17
S&P 500 Index	55	22,601	2,950.00	9/15/2023	104
S&P 500 Index	20	8,219	3,000.00	9/15/2023	41
					$703
American Funds Insurance Series — Page 239 of 262

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
5 Year U.S. Treasury Note Futures	Long	521	June 2023	USD 57,054	$345
Russell 2000 Mini Index Futures	Short	3	June 2023	(272)	(4)
Euro Stoxx 50 Index Futures	Short	32	June 2023	(1,481)	(74)
S&P Mid 400 E-mini Index Futures	Short	6	June 2023	(1,518)	(22)
Euro Currency Futures	Short	12	June 2023	(1,636)	(37)
FTSE 100 Index Futures	Short	23	June 2023	(2,172)	(40)
British Pound Currency Futures	Short	29	June 2023	(2,239)	(59)
S&P 500 E-mini Index Futures	Short	391	June 2023	(80,893)	(4,127)
					$(4,018)
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.41%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$274,603	$21,718	$28,738	$(363)	$3,881	$271,101	$—	$—
Fixed income funds 10.06%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,319	3,332	4,656	(623)	1,535	31,907	—	—
Total 95.47%				$(986)	$5,416	$303,008	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2023.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Page 240 of 262

Managed Risk Growth-Income Fund
Investment portfolio
March 31, 2023
unaudited

Growth-and-income funds 80.14%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	32,194,440	$1,711,456
Total growth-and-income funds (cost: $1,715,016,000)		1,711,456
Fixed income funds 15.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	33,117,728	320,911
Total fixed income funds (cost: $338,828,000)		320,911
Short-term securities 3.03%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[1]	64,664,915	64,665
Total short-term securities (cost: $64,665,000)		64,665
Options purchased 0.38%
Options purchased*		8,278
Total options purchased (cost: $12,574,000)		8,278
Total investment securities 98.58% (cost: $2,131,083,000)		2,105,310
Other assets less liabilities 1.42%		30,227
Net assets 100.00%		$2,135,537
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2023 (000)
S&P 500 Index	4,100	USD 1,684,817	USD 2,850.00	9/15/2023	$6,581
S&P 500 Index	200	82,186	2,875.00	9/15/2023	334
S&P 500 Index	60	24,656	2,900.00	9/15/2023	105
S&P 500 Index	600	246,559	2,950.00	9/15/2023	1,135
S&P 500 Index	60	24,656	3,000.00	9/15/2023	123
					$8,278
American Funds Insurance Series — Page 241 of 262

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
5 Year U.S. Treasury Note Futures	Long	3,524	June 2023	USD 385,906	$2,272
Japanese Yen Currency Futures	Short	19	June 2023	(1,810)	(14)
Nikkei 225 Index Futures	Short	10	June 2023	(2,124)	(67)
Russell 2000 Mini Index Futures	Short	44	June 2023	(3,990)	(68)
Mini MSCI Emerging Market Index Futures	Short	155	June 2023	(7,715)	(308)
FTSE 100 Index Futures	Short	134	June 2023	(12,657)	(244)
British Pound Currency Futures	Short	168	June 2023	(12,973)	(380)
Euro Stoxx 50 Index Futures	Short	388	June 2023	(17,953)	(874)
Euro Currency Futures	Short	137	June 2023	(18,672)	(408)
S&P Mid 400 E-mini Index Futures	Short	150	June 2023	(37,945)	(849)
S&P 500 E-mini Index Futures	Short	1,862	June 2023	(385,225)	(18,263)
					$(19,203)
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 80.14%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,677,875	$111,940	$177,192	$23,057	$75,776	$1,711,456	$—	$—
Fixed income funds 15.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	314,614	33,152	35,983	(6,658)	15,786	320,911	—	—
Total 95.17%				$16,399	$91,562	$2,032,367	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2023.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Page 242 of 262

Managed Risk Asset Allocation Fund
Investment portfolio
March 31, 2023
unaudited

Asset allocation funds 95.51%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	89,840,149	$2,038,473
Total asset allocation funds (cost: $2,083,354,000)		2,038,473
Short-term securities 3.26%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[1]	69,616,175	69,616
Total short-term securities (cost: $69,616,000)		69,616
Options purchased 0.02%
Options purchased*		482
Total options purchased (cost: $764,000)		482
Total investment securities 98.79% (cost: $2,153,734,000)		2,108,571
Other assets less liabilities 1.21%		25,785
Net assets 100.00%		$2,134,356
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2023 (000)
S&P 500 Index	300	USD 123,280	USD 2,850.00	9/15/2023	$482
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
5 Year U.S. Treasury Note Futures	Long	3,410	June 2023	USD 373,421	$1,515
Russell 2000 Mini Index Futures	Short	55	June 2023	(4,987)	(68)
FTSE 100 Index Futures	Short	69	June 2023	(6,517)	(130)
British Pound Currency Futures	Short	87	June 2023	(6,718)	(176)
Mini MSCI Emerging Market Index Futures	Short	143	June 2023	(7,118)	(290)
Euro Stoxx 50 Index Futures	Short	281	June 2023	(13,002)	(648)
Euro Currency Futures	Short	99	June 2023	(13,493)	(271)
S&P Mid 400 E-mini Index Futures	Short	172	June 2023	(43,511)	(1,412)
S&P 500 E-mini Index Futures	Short	1,733	June 2023	(358,536)	(19,020)
					$(20,500)
American Funds Insurance Series — Page 243 of 262

unaudited
Investments in affiliates2

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.51%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,084,270	$76,341	$168,597	$716	$45,743	$2,038,473	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2023.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Page 244 of 262

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.
American Funds Insurance Series — Page 245 of 262

unaudited
The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$23,993	$3,773	$4,930*	$2,230*
Capital Income Builder	Not applicable	88,414	Not applicable	30,557	6,169
Asset Allocation Fund	Not applicable	2,023,365	Not applicable	708,721	167,546
Global Balanced Fund	Not applicable	16,130	30,737	39,944	4,989
The Bond Fund of America	Not applicable	3,811,712	83,332	631,996	208,461
Capital World Bond Fund	Not applicable	347,206	428,465	390,248	99,512
American High-Income Trust	Not applicable	7,068	Not applicable	Not applicable	11,897
American Funds Mortgage Fund	Not applicable	43,386	Not applicable	3,721	Not applicable
U.S. Government Securities Fund	Not applicable	2,251,221	Not applicable	1,116,234	Not applicable
Managed Risk Growth Fund	171,129	151,304	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	45,457	9,997	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	192,778	34,699	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	1,994,197	285,268	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	265,042	223,049	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Insurance Series — Page 246 of 262

unaudited
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of March 31, 2023 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$995,914	$705,301	$—	$1,701,215
Health care	985,814	472,926	—	1,458,740
Consumer discretionary	547,727	542,676	—	1,090,403
Financials	321,167	356,723	— *	677,890
Consumer staples	352,585	248,457	—	601,042
Industrials	202,708	341,634	—	544,342
Energy	137,991	156,885	— *	294,876
Communication services	198,614	43,774	—	242,388
Materials	200,415	28,924	—	229,339
Real estate	—	12,008	—	12,008
Utilities	8,364	—	—	8,364
Preferred securities	—	112,831	—	112,831
Short-term securities	245,586	—	—	245,586
Total	$4,196,885	$3,022,139	$— *	$7,219,024
*
Amount less than one thousand.
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$132,420	$498,791	$—	$631,211
Information technology	298,846	288,418	977	588,241
Consumer discretionary	352,585	234,714	—	587,299
Health care	319,933	134,090	—	454,023
Financials	89,000	148,464	—	237,464
Materials	14,650	115,535	—	130,185
Real estate	38,378	42,959	—	81,337
Communication services	35,574	29,429	—	65,003
Energy	9,217	14,576	26,784	50,577
Utilities	11,534	36,966	—	48,500
Consumer staples	17,571	25,892	—	43,463
Preferred securities	8,331	—	18,788	27,119
Rights & warrants	—	10,609	—	10,609
Short-term securities	163,251	—	—	163,251
Total	$1,491,290	$1,580,443	$46,549	$3,118,282
American Funds Insurance Series — Page 247 of 262

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2023 (dollars in thousands):
	Beginning value at 1/1/2023	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized appreciation	Transfers out of Level 3*	Ending value at 3/31/2023
Investment securities	$44,712	$—	$—	$—	$—	$1,837	$—	$46,549
Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2023								$1,837
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$27,761	Market comparable companies	Price/Cash flow multiple	5.8x	5.8x	Increase
			EV/Sales multiple	8.1x	8.1x	Increase
			DLOM	18% - 30%	18%	Decrease
Preferred securities	18,788	Transaction	Transaction Price	Not applicable	Not applicable	Not applicable
		Market comparable companies	EV/Sales multiple	8.1x - 12.9x	10.8x	Increase
			Net adjustment (decrease) based on movement of market comparables	44%	44%	Decrease
			DLOM	10% - 30%	21%	Decrease
Total	$46,549
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
DLOM = Discount for lack of marketability
EV = Enterprise value
American Funds Insurance Series — Page 248 of 262

unaudited
Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,549,620	$740,827	$3,395	$6,293,842
Communication services	5,308,604	—	—	5,308,604
Health care	5,004,963	152,856	45,222	5,203,041
Consumer discretionary	4,528,112	542,833	—	5,070,945
Industrials	3,607,192	288,894	2,787	3,898,873
Financials	2,250,300	—	—	2,250,300
Consumer staples	1,480,030	84,766	—	1,564,796
Energy	1,453,306	—	—	1,453,306
Materials	1,074,884	—	—	1,074,884
Utilities	208,426	—	—	208,426
Real estate	105,292	—	—	105,292
Preferred securities	—	20,424	91,095	111,519
Convertible stocks	7,982	—	—	7,982
Convertible bonds & notes	—	—	3,375	3,375
Bonds, notes & other debt instruments	—	16,849	—	16,849
Short-term securities	1,278,274	—	—	1,278,274
Total	$31,856,985	$1,847,449	$145,874	$33,850,308
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$75,746	$1,115,848	$—	$1,191,594
Information technology	346,811	654,178	4,680	1,005,669
Health care	25,311	955,161	—	980,472
Materials	377,743	395,486	—	773,229
Consumer discretionary	179,853	525,587	—	705,440
Energy	146,099	448,506	—	594,605
Financials	91,093	494,453	—	585,546
Communication services	309,001	227,052	— *	536,053
Consumer staples	—	250,028	—	250,028
Utilities	—	104,051	—	104,051
Real estate	—	33,465	—	33,465
Preferred securities	8,160	26,291	428	34,879
Rights & warrants	—	8,428	—	8,428
Short-term securities	330,038	—	—	330,038
Total	$1,889,855	$5,238,534	$5,108	$7,133,497
*
Amount less than one thousand.
American Funds Insurance Series — Page 249 of 262

unaudited
New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$93,771	$366,174	$— *	$459,945
Information technology	240,668	194,290	374	435,332
Health care	168,307	229,094	—	397,401
Industrials	134,055	252,966	—	387,021
Consumer discretionary	110,280	255,023	— *	365,303
Materials	172,920	87,830	— *	260,750
Consumer staples	63,296	147,579	— *	210,875
Communication services	110,313	86,081	— *	196,394
Energy	41,312	79,434	— *	120,746
Real estate	12,761	35,751	—	48,512
Utilities	9,889	34,796	—	44,685
Preferred securities	14,668	5,994	9,141	29,803
Rights & warrants	47	1,188	—	1,235
Bonds, notes & other debt instruments	—	99,710	276	99,986
Short-term securities	192,178	—	—	192,178
Total	$1,364,465	$1,875,910	$9,791	$3,250,166

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$357	$—	$—	$357
Unrealized appreciation on open forward currency contracts	—	4	—	4
Liabilities:
Unrealized depreciation on futures contracts	(104)	—	—	(104)
Unrealized depreciation on open forward currency contracts	—	(96)	—	(96)
Total	$253	$(92)	$—	$161
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund

As of March 31, 2023, all of the fund’s investment securities were classified as Level 1.
American Funds Insurance Series — Page 250 of 262

unaudited
Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$189,445	$123,554	$—	$312,999
Health care	172,560	90,692	—	263,252
Industrials	101,640	132,134	—	233,774
Financials	88,967	106,233	— *	195,200
Consumer discretionary	80,069	86,124	—	166,193
Consumer staples	68,116	68,594	—	136,710
Materials	63,522	59,957	—	123,479
Communication services	69,203	35,909	— *	105,112
Energy	65,331	29,632	— *	94,963
Utilities	20,014	24,215	—	44,229
Real estate	9,845	4,944	—	14,789
Preferred securities	199	1,353	—	1,552
Convertible bonds & notes	—	1,166	—	1,166
Bonds, notes & other debt instruments	—	6,228	—	6,228
Short-term securities	74,919	—	—	74,919
Total	$1,003,830	$770,735	$— *	$1,774,565
*
Amount less than one thousand.
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,675,984	$361,724	$—	$6,037,708
Industrials	5,205,313	296,853	—	5,502,166
Health care	3,711,242	611,604	—	4,322,846
Financials	3,649,166	—	—	3,649,166
Communication services	2,785,018	—	—	2,785,018
Consumer discretionary	2,450,398	239,657	—	2,690,055
Consumer staples	1,662,470	419,929	—	2,082,399
Energy	1,385,332	—	—	1,385,332
Utilities	1,132,467	82,827	—	1,215,294
Materials	1,098,095	—	—	1,098,095
Real estate	488,848	—	—	488,848
Convertible stocks	263,072	—	—	263,072
Bonds, notes & other debt instruments	—	5,912	—	5,912
Short-term securities	2,500,711	—	—	2,500,711
Total	$32,008,116	$2,018,506	$—	$34,026,622
American Funds Insurance Series — Page 251 of 262

unaudited
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$4,068	$46,555	$— *	$50,623
Industrials	5,650	34,574	—	40,224
Consumer discretionary	2,204	34,427	—	36,631
Information technology	1,876	32,145	—	34,021
Consumer staples	8,388	25,538	—	33,926
Health care	1,254	30,596	—	31,850
Energy	7,437	13,027	— *	20,464
Communication services	2,352	16,536	— *	18,888
Materials	9,957	6,780	— *	16,737
Utilities	1,189	9,179	—	10,368
Real estate	—	4,010	—	4,010
Preferred securities	1,104	239	—	1,343
Rights & warrants	—	98	—	98
Short-term securities	14,172	—	—	14,172
Total	$59,651	$253,704	$— *	$313,355
*
Amount less than one thousand.
American Funds Insurance Series — Page 252 of 262

unaudited
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$72,114	$74,270	$— *	$146,384
Health care	84,741	26,465	—	111,206
Consumer staples	57,611	52,433	—	110,044
Industrials	49,131	41,741	—	90,872
Information technology	65,840	17,816	—	83,656
Real estate	61,900	12,372	—	74,272
Utilities	33,489	37,579	—	71,068
Energy	49,064	17,419	— *	66,483
Consumer discretionary	19,089	20,554	—	39,643
Communication services	18,409	17,680	—	36,089
Materials	21,560	13,442	—	35,002
Preferred securities	360	195	—	555
Rights & warrants	9	—	—	9
Convertible stocks	4,521	—	—	4,521
Investment funds	36,950	—	—	36,950
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	103,548	—	103,548
Mortgage-backed obligations	—	67,554	88	67,642
Corporate bonds, notes & loans	—	22,435	—	22,435
Asset-backed obligations	—	9,717	—	9,717
Bonds & notes of governments & government agencies outside the U.S.	—	756	—	756
Municipals	—	237	—	237
Short-term securities	94,327	—	—	94,327
Total	$669,115	$536,213	$88	$1,205,416

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,646	$—	$—	$1,646
Unrealized appreciation on centrally cleared interest rate swaps	—	1,690	—	1,690
Unrealized appreciation on centrally cleared credit default swaps	—	80	—	80
Liabilities:
Unrealized depreciation on futures contracts	(3)	—	—	(3)
Unrealized depreciation on centrally cleared interest rate swaps	—	(274)	—	(274)
Total	$1,643	$1,496	$—	$3,139
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 253 of 262

unaudited
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,853,190	$38,189	$—	$2,891,379
Health care	2,748,056	103,089	19,703	2,870,848
Consumer discretionary	1,863,358	314,039	—	2,177,397
Financials	1,733,341	58,234	1,373	1,792,948
Communication services	1,562,924	—	—	1,562,924
Consumer staples	1,270,468	282,793	—	1,553,261
Industrials	1,547,827	—	—	1,547,827
Materials	994,060	—	—	994,060
Energy	674,775	—	1,284	676,059
Real estate	241,255	—	—	241,255
Utilities	117,423	—	—	117,423
Preferred securities	—	—	271	271
Rights & warrants	—	—	— *	— *
Convertible stocks	—	—	50,710	50,710
Investment funds	1,250,909	—	—	1,250,909
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	1,912,364	—	1,912,364
U.S. Treasury bonds & notes	—	1,533,686	—	1,533,686
Corporate bonds, notes & loans	—	1,521,261	1,132	1,522,393
Asset-backed obligations	—	440,689	5,780	446,469
Bonds & notes of governments & government agencies outside the U.S.	—	41,940	—	41,940
Municipals	—	36,822	—	36,822
Short-term securities	1,933,922	—	—	1,933,922
Total	$18,791,508	$6,283,106	$80,253	$25,154,867

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$16,276	$—	$—	$16,276
Unrealized appreciation on centrally cleared interest rate swaps	—	568	—	568
Liabilities:
Unrealized depreciation on futures contracts	(13,728)	—	—	(13,728)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,945)	—	(3,945)
Unrealized depreciation on centrally cleared credit default swaps	—	(98)	—	(98)
Total	$2,548	$(3,475)	$—	$(927)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 254 of 262

unaudited
American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$18,927	$13,898	$—	$32,825
Financials	11,752	20,452	—	32,204
Health care	18,178	12,854	—	31,032
Information technology	26,112	3,556	—	29,668
Consumer staples	4,048	15,753	—	19,801
Materials	7,278	10,647	—	17,925
Utilities	6,518	9,187	—	15,705
Energy	9,478	6,050	—	15,528
Communication services	9,138	2,054	—	11,192
Consumer discretionary	5,353	5,810	—	11,163
Real estate	1,848	3,215	—	5,063
Preferred securities	689	703	—	1,392
Convertible stocks	1,275	—	—	1,275
Investment funds	5,572	—	—	5,572
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	53,677	148	53,825
U.S. Treasury bonds & notes	—	39,541	—	39,541
Corporate bonds, notes & loans	—	20,952	—	20,952
Mortgage-backed obligations	—	4,638	—	4,638
Asset-backed obligations	—	2,092	—	2,092
Municipals	—	135	—	135
Short-term securities	22,877	1,741	—	24,618
Total	$149,043	$226,955	$148	$376,146

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$85	$—	$—	$85
Unrealized appreciation on open forward currency contracts	—	317	—	317
Unrealized appreciation on centrally cleared interest rate swaps	—	18	—	18
Unrealized appreciation on centrally cleared credit default swaps	—	15	—	15
Liabilities:
Unrealized depreciation on futures contracts	(108)	—	—	(108)
Unrealized depreciation on open forward currency contracts	—	(210)	—	(210)
Unrealized depreciation on centrally cleared interest rate swaps	—	(469)	—	(469)
Unrealized depreciation on centrally cleared credit default swaps	—	(51)	—	(51)
Total	$(23)	$(380)	$—	$(403)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 255 of 262

unaudited
The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$3,659,223	$—	$3,659,223
U.S. Treasury bonds & notes	—	3,078,751	—	3,078,751
Mortgage-backed obligations	—	2,612,166	1,486	2,613,652
Asset-backed obligations	—	464,794	9,547	474,341
Municipals	—	169,942	—	169,942
Bonds & notes of governments & government agencies outside the U.S.	—	146,434	—	146,434
Federal agency bonds & notes	—	11,313	—	11,313
Short-term securities	1,010,706	—	—	1,010,706
Total	$1,010,706	$10,142,623	$11,033	$11,164,362

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$41,480	$—	$—	$41,480
Unrealized appreciation on open forward currency contracts	—	209	—	209
Unrealized appreciation on centrally cleared interest rate swaps	—	3,376	—	3,376
Liabilities:
Unrealized depreciation on futures contracts	(20,242)	—	—	(20,242)
Unrealized depreciation on open forward currency contracts	—	(397)	—	(397)
Unrealized depreciation on centrally cleared interest rate swaps	—	(6,977)	—	(6,977)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,317)	—	(2,317)
Total	$21,238	$(6,106)	$—	$15,132
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 256 of 262

unaudited
Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$317,720	$293	$318,013
Japanese yen	—	124,131	—	124,131
British pounds	—	64,804	—	64,804
Chinese yuan renminbi	—	49,180	—	49,180
Australian dollars	—	43,349	—	43,349
Mexican pesos	—	32,708	—	32,708
Canadian dollars	—	29,371	—	29,371
Brazilian reais	—	26,124	—	26,124
South Korean won	—	18,151	—	18,151
Colombian pesos	—	9,815	—	9,815
Danish kroner	—	6,429	—	6,429
Indonesian rupiah	—	5,714	—	5,714
New Zealand dollars	—	4,212	—	4,212
Chilean pesos	—	3,680	—	3,680
South African rand	—	2,876	—	2,876
Malaysian ringgits	—	2,260	—	2,260
Peruvian nuevos soles	—	2,190	—	2,190
Indian rupees	—	1,113	—	1,113
Romanian leu	—	1,055	—	1,055
Polish zloty	—	943	—	943
Ukrainian hryvnia	—	—	717	717
Norwegian kroner	—	590	—	590
Russian rubles	—	—	577	577
U.S. dollars	—	573,181	173	573,354
Investment funds	50,688	—	—	50,688
Preferred securities	—	—	29	29
Common stocks	—	—	244	244
Short-term securities	124,972	24,717	—	149,689
Total	$175,660	$1,344,313	$2,033	$1,522,006

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,455	$—	$—	$4,455
Unrealized appreciation on open forward currency contracts	—	4,949	—	4,949
Unrealized appreciation on centrally cleared interest rate swaps	—	759	—	759
Unrealized appreciation on centrally cleared credit default swaps	—	429	—	429
Liabilities:
Unrealized depreciation on futures contracts	(2,692)	—	—	(2,692)
Unrealized depreciation on open forward currency contracts	—	(2,109)	—	(2,109)
Unrealized depreciation on centrally cleared interest rate swaps	—	(6,087)	—	(6,087)
Unrealized depreciation on centrally cleared credit default swaps	—	(172)	—	(172)
Total	$1,763	$(2,231)	$—	$(468)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 257 of 262

unaudited
American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$737,719	$28	$737,747
Mortgage-backed obligations	—	—	630	630
Convertible bonds & notes	—	330	79	409
Convertible stocks	477	479	—	956
Common stocks	7,607	—	27,813	35,420
Preferred securities	—	—	2,608	2,608
Rights & warrants	—	568	11	579
Short-term securities	44,925	—	—	44,925
Total	$53,009	$739,096	$31,169	$823,274

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7	$—	$—	$7
Liabilities:
Unrealized depreciation on futures contracts	(56)	—	—	(56)
Unrealized depreciation on centrally cleared credit default swaps	—	(143)	—	(143)
Total	$(49)	$(143)	$—	$(192)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2023 (dollars in thousands):
	Beginning value at 1/1/2023	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 3/31/2023
Investment securities	$34,480	$1,520	$2,009	$(3,929)	$15	$(725)	$(2,201)	$31,169
Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2023								$(2,669)
†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American Funds Insurance Series — Page 258 of 262

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$658	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based on movement of market comparables	10%	10%	Decrease
Convertible bonds & notes	79	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Common stocks	27,813	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			EV/EBITDA multiple	7.5x	7.5x	Increase
			DLOM	15%	15%	Decrease
			Vendor price	Not applicable	Not applicable	Not applicable
			Risk discount	90%	90%	Decrease
			Net adjustment (decrease) based on movement of market comparables	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	3.7x	3.7x	Increase
			EV/EBITDA less CapEx multiple	10.2x	10.2x	Increase
			DLOM	17%	17%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Preferred securities	2,608	Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
		Market comparable companies	EV/EBITDA multiple	3.3x	3.3x	Increase
			DLOM	30%	30%	Decrease
Rights & warrants	11	Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Total	$31,169
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
CapEx = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EV = Enterprise value
American Funds Insurance Series — Page 259 of 262

unaudited
American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$78,498	$—	$78,498
U.S. Treasury bonds & notes	—	12,094	—	12,094
Asset-backed obligations	—	2,585	—	2,585
Short-term securities	—	37,491	—	37,491
Total	$—	$130,668	$—	$130,668

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$956	$—	$—	$956
Liabilities:
Unrealized depreciation on futures contracts	(102)	—	—	(102)
Unrealized depreciation on centrally cleared interest rate swaps	—	(61)	—	(61)
Total	$854	$(61)	$—	$793
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund

As of March 31, 2023, all of the fund’s investment securities were classified as Level 2.
American Funds Insurance Series — Page 260 of 262

unaudited
U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$610,873	$—	$610,873
U.S. Treasury bonds & notes	—	598,619	—	598,619
Federal agency bonds & notes	—	80,317	—	80,317
Short-term securities	—	363,313	—	363,313
Total	$—	$1,653,122	$—	$1,653,122

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25,832	$—	$—	$25,832
Unrealized appreciation on centrally cleared interest rate swaps	—	21,885	—	21,885
Liabilities:
Unrealized depreciation on futures contracts	(18,149)	—	—	(18,149)
Unrealized depreciation on centrally cleared interest rate swaps	—	(11,995)	—	(11,995)
Total	$7,683	$9,890	$—	$17,573
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund

As of March 31, 2023, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets
Growth funds	$108,197	$—	$—	$108,197
Fixed income funds	12,734	—	—	12,734
Short-term securities	3,816	—	—	3,816
Options purchased	298	15	—	313
Total	$125,045	$15	$—	$125,060

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$92	$—	$—	$92
Liabilities:
Unrealized depreciation on futures contracts	(1,833)	—	—	(1,833)
Total	$(1,741)	$—	$—	$(1,741)
*
Future contracts are not included in the fund’s investment portfolio.
Managed Risk Washington Mutual Investors Fund

As of March 31, 2023, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 261 of 262

unaudited
Managed Risk Growth-Income Fund

As of March 31, 2023, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

As of March 31, 2023, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
INGEFP1-998-0523O-S89781
American Funds Insurance Series — Page 262 of 262